UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Global Equity Market Neutral Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage Emerging Markets Fund
Institutional Shares | BLSIX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.85%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 5.32%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.32%	5.15%	1.17%
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Institutional Shares | BLSIX
Annual Shareholder Report — April 30, 2025
BLSIX-04/25-AR

BlackRock Advantage Emerging Markets Fund
Investor A Shares | BLSAX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$118	1.15%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 5.01%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.01%	4.85%	0.88%
Investor A Shares (with sales charge)	(0.51)	3.72	0.34
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor A Shares | BLSAX
Annual Shareholder Report — April 30, 2025
BLSAX-04/25-AR

BlackRock Advantage Emerging Markets Fund
Investor C Shares | BLSCX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$194	1.90%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 4.22%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	4.22%	4.07%	0.29%
Investor C Shares (with sales charge)	3.22	4.07	0.29
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor C Shares | BLSCX
Annual Shareholder Report — April 30, 2025
BLSCX-04/25-AR

BlackRock Advantage Emerging Markets Fund
Class K Shares | BLSKX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$83	0.81%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 5.15%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.15%	5.17%	1.18%
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Class K Shares | BLSKX
Annual Shareholder Report — April 30, 2025
BLSKX-04/25-AR

BlackRock Defensive Advantage Emerging Markets Fund
Institutional Shares | BIDEX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.86%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 12.68%.
  For the same period, the MSCI Emerging Markets Index returned 9.02% and the MSCI Emerging Markets Minimum Volatility Index returned 10.16%.
What contributed to performance?
Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Select fundamental measures also contributed. Fundamental quality measures evaluating companies’ ability to source financing proved additive, as did measures analyzing company research expenditures. Both measures benefitted from the prevailing market themes.
What detracted from performance?
Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other measures tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 21, 2020 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	12.68%	4.99%
MSCI Emerging Markets Index	9.02	(0.32)
MSCI Emerging Markets Minimum Volatility Index	10.16	2.85
Key Fund statistics
Net Assets	$11,230,353
Number of Portfolio Holdings	124
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	218%
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	23.0%
India	21.6%
Taiwan	11.9%
Saudi Arabia	7.7%
South Korea	5.3%
Malaysia	5.0%
United Arab Emirates	4.7%
Qatar	3.5%
Kuwait	3.4%
Thailand	2.7%
Other#	11.9%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Institutional Shares | BIDEX
Annual Shareholder Report — April 30, 2025
BIDEX-04/25-AR

BlackRock Defensive Advantage Emerging Markets Fund
Investor A Shares | BADEX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$118	1.11%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 12.30%.
  For the same period, the MSCI Emerging Markets Index returned 9.02% and the MSCI Emerging Markets Minimum Volatility Index returned 10.16%.
What contributed to performance?
Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Select fundamental measures also contributed. Fundamental quality measures evaluating companies’ ability to source financing proved additive, as did measures analyzing company research expenditures. Both measures benefitted from the prevailing market themes.
What detracted from performance?
Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other measures tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 21, 2020 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	12.30%	4.71%
Investor A Shares (with sales charge)	6.40	3.42
MSCI Emerging Markets Index	9.02	(0.32)
MSCI Emerging Markets Minimum Volatility Index	10.16	2.85
Key Fund statistics
Net Assets	$11,230,353
Number of Portfolio Holdings	124
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	218%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	23.0%
India	21.6%
Taiwan	11.9%
Saudi Arabia	7.7%
South Korea	5.3%
Malaysia	5.0%
United Arab Emirates	4.7%
Qatar	3.5%
Kuwait	3.4%
Thailand	2.7%
Other#	11.9%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Investor A Shares | BADEX
Annual Shareholder Report — April 30, 2025
BADEX-04/25-AR

BlackRock Defensive Advantage Emerging Markets Fund
Class K Shares | BKDEX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$86	0.81%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 12.74%.
  For the same period, the MSCI Emerging Markets Index returned 9.02% and the MSCI Emerging Markets Minimum Volatility Index returned 10.16%.
What contributed to performance?
Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Select fundamental measures also contributed. Fundamental quality measures evaluating companies’ ability to source financing proved additive, as did measures analyzing company research expenditures. Both measures benefitted from the prevailing market themes.
What detracted from performance?
Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other measures tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 21, 2020 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	12.74%	5.02%
MSCI Emerging Markets Index	9.02	(0.32)
MSCI Emerging Markets Minimum Volatility Index	10.16	2.85
Key Fund statistics
Net Assets	$11,230,353
Number of Portfolio Holdings	124
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	218%
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	23.0%
India	21.6%
Taiwan	11.9%
Saudi Arabia	7.7%
South Korea	5.3%
Malaysia	5.0%
United Arab Emirates	4.7%
Qatar	3.5%
Kuwait	3.4%
Thailand	2.7%
Other#	11.9%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Class K Shares | BKDEX
Annual Shareholder Report — April 30, 2025
BKDEX-04/25-AR

BlackRock Global Equity Market Neutral Fund
Institutional Shares | BDMIX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$145	1.34%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 16.96%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.96%	9.40%	5.14%
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%
The Fund has added the MSCI World Index in response to new regulatory requirements.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Institutional Shares | BDMIX
Annual Shareholder Report — April 30, 2025
BDMIX-04/25-AR

BlackRock Global Equity Market Neutral Fund
Investor A Shares | BDMAX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$172	1.59%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 16.66%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.66%	9.12%	4.87%
Investor A Shares (with sales charge)	10.53	7.95	4.30
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI World Index in response to new regulatory requirements.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor A Shares | BDMAX
Annual Shareholder Report — April 30, 2025
BDMAX-04/25-AR

BlackRock Global Equity Market Neutral Fund
Investor C Shares | BDMCX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$253	2.34%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 15.87%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.87%	8.31%	4.25%
Investor C Shares (with sales charge)	14.87	8.31	4.25
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the MSCI World Index in response to new regulatory requirements.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor C Shares | BDMCX
Annual Shareholder Report — April 30, 2025
BDMCX-04/25-AR

BlackRock Global Equity Market Neutral Fund
Class K Shares | BGCKX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$140	1.29%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 17.03%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.03%	9.43%	5.19%
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%
The Fund has added the MSCI World Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Class K Shares | BGCKX
Annual Shareholder Report — April 30, 2025
BGCKX-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund	$48,073	$47,838	$0	$0	$16,300	$16,328	$407	$407
BlackRock Defensive Advantage Emerging Markets Fund	$31,365	$31,212	$0	$0	$16,300	$15,288	$407	$407
BlackRock Global Equity Market Neutral Fund	$64,780	$64,464	$0	$0	$29,000	$28,960	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

2

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund	$16,707	$16,735
BlackRock Defensive Advantage Emerging Markets Fund	$16,707	$15,695
BlackRock Global Equity Market Neutral Fund	$29,407	$29,367

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

April 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Defensive Advantage Emerging Markets Fund
Derivative Financial Instruments
3

Schedule of Investments
April 30, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 23.0%
3SBio, Inc.(a)	27,500	$ 42,402
Agricultural Bank of China Ltd., Class A	72,200	53,843
Alibaba Group Holding Ltd.	7,300	108,989
Bank of China Ltd., Class H	270,000	150,761
BeiGene Ltd.(b)	3,600	72,754
BOE Technology Group Co. Ltd., Class A	146,300	77,308
BYD Co. Ltd., Class A	1,500	72,941
China Construction Bank Corp., Class A	22,200	27,656
China Construction Bank Corp., Class H	94,000	77,214
China Life Insurance Co. Ltd., Class H	10,000	18,276
China Petroleum & Chemical Corp., Class H	182,000	92,906
China Yangtze Power Co. Ltd., Class A	25,100	101,838
Guangdong Investment Ltd.	144,000	116,527
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,100	48,454
Industrial & Commercial Bank of China Ltd., Class H	212,000	145,222
JD Logistics, Inc.(a)(b)	27,800	43,602
Kweichow Moutai Co. Ltd., Class A	288	61,307
People’s Insurance Co. Group of China Ltd., Class A	46,500	45,172
PetroChina Co. Ltd., Class H	202,000	154,356
SF Holding Co. Ltd., Class A	27,800	166,418
SF Holding Co. Ltd., Class H(b)	21,800	108,857
Shenzhen Transsion Holdings Co. Ltd., Class A	6,575	67,906
Tencent Holdings Ltd.	1,800	110,252
Tingyi Cayman Islands Holding Corp.	88,000	158,957
Topsports International Holdings Ltd.(a)	108,000	42,936
Uni-President China Holdings Ltd.	71,000	85,139
Vipshop Holdings Ltd., ADR	1,220	16,616
Wuliangye Yibin Co. Ltd., Class A	8,900	157,602
Yunnan Baiyao Group Co. Ltd., Class A	20,400	160,701
		2,586,912
Greece — 2.3%
Hellenic Telecommunications Organization SA	4,768	90,482
OPAP SA, Class R	7,644	169,844
		260,326
Hungary — 0.0%
Alrosa PJSC(b)(c)	37,207	5
India — 21.6%
Ajanta Pharma Ltd.	1,025	32,827
Bharti Airtel Ltd.	7,264	160,231
Bharti Hexacom Ltd.	826	16,503
Chambal Fertilisers and Chemicals Ltd.	3,088	25,318
Cipla Ltd./India	5,103	93,644
City Union Bank Ltd.	10,986	23,022
Colgate-Palmolive India Ltd.	2,186	66,988
Coromandel International Ltd.	6,224	163,370
Divi’s Laboratories Ltd.	1,128	81,423
Dr. Lal PathLabs Ltd.(a)	2,174	71,345
Fortis Healthcare Ltd.	5,719	46,377
HCL Technologies Ltd.	6,962	129,131
ICICI Bank Ltd., ADR	2,487	83,464
IndiaMart InterMesh Ltd.(a)	695	19,014
Infosys Ltd., ADR	9,692	170,579
Larsen & Toubro Ltd.	3,672	145,347
LTIMindtree Ltd.(a)	1,588	86,180
Lupin Ltd.	6,967	173,249
Petronet LNG Ltd.	31,079	115,384
ReNew Energy Global PLC, Class A(b)	1,729	11,031
Security	Shares	Value
India (continued)
Sun Pharmaceutical Industries Ltd.	7,840	$ 170,038
Tata Consultancy Services Ltd.	3,842	156,830
Tech Mahindra Ltd.	8,946	159,118
Torrent Pharmaceuticals Ltd.	606	23,832
Wipro Ltd.	22,318	63,742
Wipro Ltd., ADR(d)	21,515	61,533
Zydus Lifesciences Ltd.	6,798	71,571
		2,421,091
Indonesia — 1.8%
Aneka Tambang Tbk	253,800	33,173
Astra International Tbk PT	188,900	54,597
Bank Central Asia Tbk PT	61,600	32,752
Indofood Sukses Makmur Tbk PT	177,100	85,428
		205,950
Kuwait — 3.4%
Boubyan Bank KSCP	76,992	170,563
Kuwait Finance House KSCP	8,780	20,733
Mobile Telecommunications Co. KSCP	32,877	50,785
National Bank of Kuwait SAKP	44,042	136,967
		379,048
Malaysia — 5.0%
KPJ Healthcare Bhd	197,000	131,326
Malayan Banking Bhd.	70,000	162,211
Maxis Bhd	128,400	110,401
Public Bank Bhd	153,900	159,541
		563,479
Mexico — 2.3%
America Movil SAB de C.V., Series B	124,595	107,501
Arca Continental SAB de C.V.	11,565	121,704
Coca-Cola Femsa SAB de C.V., ADR	300	28,239
		257,444
Peru — 0.7%
Credicorp Ltd.	397	80,269
Philippines — 1.0%
Manila Electric Co.	11,050	112,765
Qatar — 3.5%
Ooredoo QPSC	46,069	163,958
Qatar Electricity & Water Co. QSC	15,616	65,509
Qatar International Islamic Bank QSC	9,486	27,618
Qatar Islamic Bank QPSC	22,397	129,719
		386,804
Saudi Arabia — 7.7%
Al Rajhi Bank	5,822	151,244
Almarai Co. JSC	5,370	75,642
Arab National Bank	14,903	85,483
Dr. Sulaiman Al Habib Medical Services Group Co.	852	65,037
Etihad Etisalat Co.	6,180	103,468
Nahdi Medical Co.	5,298	160,453
Saudi Electricity Co.	9,386	37,482
Saudi National Bank	2,207	21,028
Saudi Telecom Co.	12,593	159,878
		859,715
South Korea — 5.3%
Kangwon Land, Inc.	2,203	25,148
Kia Corp.	2,482	157,739
Korea Electric Power Corp.	1,888	34,050
KT&G Corp.	668	53,917
4
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
LG Uplus Corp.	20,524	$ 173,296
SK Telecom Co. Ltd.	2,731	104,343
SK Telecom Co. Ltd., ADR	2,275	49,117
		597,610
Taiwan — 11.9%
Advantech Co. Ltd.	16,000	167,619
Asia Cement Corp.	69,000	97,190
Chunghwa Telecom Co. Ltd.	8,000	32,343
E.Sun Financial Holding Co. Ltd.	177,157	157,134
First Financial Holding Co. Ltd.	89,000	70,871
Hon Hai Precision Industry Co. Ltd.	2,000	8,911
MediaTek, Inc.	3,000	127,479
Primax Electronics Ltd.	23,000	53,737
Realtek Semiconductor Corp.	9,000	147,951
Taiwan High Speed Rail Corp.	190,000	161,303
Taiwan Mobile Co. Ltd.	43,000	152,672
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	113,338
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	265	44,173
		1,334,721
Thailand — 2.7%
Advanced Info Service PCL, NVDR	15,400	135,838
CP ALL PCL, NVDR	106,800	164,448
CP AXTRA PCL	8,300	6,266
		306,552
Turkey — 1.3%
Migros Ticaret A/S, Class A	6,181	77,078
TAV Havalimanlari Holding A/S, Class A(b)	10,137	60,342
Turk Hava Yollari AO, Class A(b)	1,592	11,812
		149,232
United Arab Emirates — 4.7%
Abu Dhabi Islamic Bank PJSC	13,202	65,730
Abu Dhabi National Oil Co. for Distribution PJSC	108,051	99,155
Security	Shares	Value
United Arab Emirates (continued)
Dubai Islamic Bank PJSC	76,105	$ 156,798
Emaar Properties PJSC	5,696	20,353
Emirates Telecommunications Group Co. PJSC	33,863	160,416
First Abu Dhabi Bank PJSC	6,962	28,486
		530,938
Total Long-Term Investments — 98.2% (Cost: $10,263,099)		11,032,861
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	63,872	63,897
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(e)(f)	217,418	217,418
Total Short-Term Securities — 2.5% (Cost: $281,315)		281,315
Total Investments — 100.7% (Cost: $10,544,414)		11,314,176
Liabilities in Excess of Other Assets — (0.7)%		(83,823)
Net Assets — 100.0%		$ 11,230,353

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 63,919 (a)	$ —	$ (22)	$ —	$ 63,897	63,872	$ 211 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	300,963	—	(83,545)(a)	—	—	217,418	217,418	12,066	—
				$ (22)	$ —	$ 281,315		$ 12,277	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
5

Schedule of Investments (continued)
April 30, 2025
BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	06/20/25	$ 167	$ (1,070)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,070	$ —	$ —	$ —	$ 1,070

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 22,695	$ —	$ —	$ —	$ 22,695
Forward foreign currency exchange contracts	—	—	—	33	—	—	33
	$ —	$ —	$ 22,695	$ 33	$ —	$ —	$ 22,728
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,464	$ —	$ —	$ —	$ 1,464
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$221,376
Forward foreign currency exchange contracts:
Average amounts sold — in USD	— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
China	$ 101,755	$ 2,485,157	$ —	$ 2,586,912
Greece	—	260,326	—	260,326
Hungary	—	—	5	5
India	326,607	2,094,484	—	2,421,091
Indonesia	—	205,950	—	205,950
Kuwait	170,563	208,485	—	379,048
Malaysia	—	563,479	—	563,479
Mexico	257,444	—	—	257,444
Peru	80,269	—	—	80,269
Philippines	112,765	—	—	112,765
Qatar	195,228	191,576	—	386,804
Saudi Arabia	263,921	595,794	—	859,715
South Korea	49,117	548,493	—	597,610
Taiwan	44,173	1,290,548	—	1,334,721
Thailand	—	306,552	—	306,552
Turkey	—	149,232	—	149,232
United Arab Emirates	160,416	370,522	—	530,938
Short-Term Securities
Money Market Funds	281,315	—	—	281,315
	$ 2,043,573	$ 9,270,598	$ 5	$ 11,314,176
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,070)	$ —	$ —	$ (1,070)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
7

Statement of Assets and Liabilities
April 30, 2025

BlackRock Defensive Advantage Emerging Markets Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 11,032,861
Investments, at value — affiliated(c)	281,315
Cash pledged for futures contracts	9,000
Foreign currency, at value(d)	34,543
Receivables:
Securities lending income — affiliated	18
Dividends — unaffiliated	17,807
Dividends — affiliated	842
From the Manager	43,224
Variation margin on futures contracts	351
Prepaid expenses	33,428
Total assets	11,453,389
LIABILITIES
Collateral on securities loaned	63,897
Payables:
Accounting services fees	9,007
Custodian fees	43,162
Deferred foreign capital gain tax	35,259
Trustees’ and Officer’s fees	1,865
Other accrued expenses	13,534
Professional fees	55,711
Service fees	58
Transfer agent fees	543
Total liabilities	223,036
Commitments and contingent liabilities
NET ASSETS	$ 11,230,353
NET ASSETS CONSIST OF
Paid-in capital	$ 10,495,648
Accumulated earnings	734,705
NET ASSETS	$ 11,230,353
(a) Investments, at cost—unaffiliated	$10,263,099
(b) Securities loaned, at value	$60,915
(c) Investments, at cost—affiliated	$281,315
(d) Foreign currency, at cost	$34,434
8
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
April 30, 2025

BlackRock Defensive Advantage Emerging Markets Fund
NET ASSET VALUE
Institutional
Net assets	$ 114,723
Shares outstanding	10,765
Net asset value	$ 10.66
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 294,031
Shares outstanding	27,622
Net asset value	$ 10.64
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 10,821,599
Shares outstanding	1,015,239
Net asset value	$ 10.66
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities
9

Statement of Operations
Year Ended April 30, 2025

BlackRock Defensive Advantage Emerging Markets Fund
INVESTMENT INCOME
Dividends — unaffiliated	$390,090
Dividends — affiliated	12,066
Interest — unaffiliated	329
Securities lending income — affiliated — net	211
Foreign taxes withheld	(37,034)
Total investment income	365,662
EXPENSES
Professional	147,224
Investment advisory	85,948
Custodian	73,231
Registration	50,917
Printing and postage	46,591
Accounting services	15,468
Trustees and Officer	7,416
Administration	4,566
Administration — class specific	2,149
Transfer agent — class specific	1,321
Service — class specific	688
Miscellaneous	18,211
Total expenses excluding interest expense	453,730
Interest expense — unaffiliated	60
Total expenses	453,790
Less:
Administration fees waived	(4,566)
Administration fees waived by the Manager — class specific	(2,122)
Fees waived and/or reimbursed by the Manager	(358,107)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(975)
Total expenses after fees waived and/or reimbursed	88,020
Net investment income	277,642
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	513,209
Investments — affiliated	(22)
Forward foreign currency exchange contracts	33
Foreign currency transactions	(21,994)
Futures contracts	22,695
513,921
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	486,974
Foreign currency translations	305
Futures contracts	1,464
488,743
Net realized and unrealized gain	1,002,664
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,280,306
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(38,881)
(b) Net of increase in deferred foreign capital gain tax of	$(859)
See notes to financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Defensive Advantage Emerging Markets Fund
	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$277,642	$245,157
Net realized gain	513,921	437,730
Net change in unrealized appreciation (depreciation)	488,743	32,828
Net increase in net assets resulting from operations	1,280,306	715,715
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,776)	(2,155)
Investor A	(5,891)	(2,443)
Class K	(266,951)	(210,360)
Decrease in net assets resulting from distributions to shareholders	(275,618)	(214,958)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(12,303)	177,025
NET ASSETS
Total increase in net assets	992,385	677,782
Beginning of year	10,237,968	9,560,186
End of year	$11,230,353	$10,237,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
11

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.70	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.26	0.23	0.29	0.19	0.02
Net realized and unrealized gain (loss)	0.96	0.44	(0.25)	(0.80)	0.79
Net increase (decrease) from investment operations	1.22	0.67	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.26)	(0.20)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	—	(0.57)	—
Total distributions	(0.26)	(0.20)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$10.66	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	12.68%	7.43%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	4.30%	3.59%	3.75%	3.81%	3.18%(h)(i)
Total expenses after fees waived and/or reimbursed	0.86%	0.85%	0.85%	0.81%	0.81%(h)
Net investment income	2.54%	2.50%	3.23%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$115	$104	$97	$97	$108
Portfolio turnover rate	218%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.74%.
See notes to financial statements.
12
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.69	$9.22	$9.41	$10.81	$10.00
Net investment income(b)	0.24	0.21	0.26	0.17	0.01
Net realized and unrealized gain (loss)	0.94	0.44	(0.24)	(0.82)	0.80
Net increase (decrease) from investment operations	1.18	0.65	0.02	(0.65)	0.81
Distributions(c)
From net investment income	(0.23)	(0.18)	(0.21)	(0.18)	(0.00)(d)
From net realized gain	—	—	—	(0.57)	—
Total distributions	(0.23)	(0.18)	(0.21)	(0.75)	(0.00)
Net asset value, end of period	$10.64	$9.69	$9.22	$9.41	$10.81
Total Return(e)
Based on net asset value	12.30%	7.19%	0.35%	(6.43)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	4.65%	3.86%	4.03%	4.11%	3.43%(h)(i)
Total expenses after fees waived and/or reimbursed	1.11%	1.11%	1.11%	1.06%	1.06%(h)
Net investment income	2.36%	2.27%	2.99%	1.62%	0.27%(h)
Supplemental Data
Net assets, end of period (000)	$294	$298	$105	$97	$108
Portfolio turnover rate	218%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.99%
See notes to financial statements.
Financial Highlights
13

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.70	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.26	0.24	0.29	0.19	0.02
Net realized and unrealized gain (loss)	0.96	0.44	(0.25)	(0.80)	0.79
Net increase (decrease) from investment operations	1.22	0.68	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.26)	(0.21)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	—	(0.57)	—
Total distributions	(0.26)	(0.21)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$10.66	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	12.74%	7.48%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	4.21%	3.53%	3.66%	3.75%	2.84%(h)(i)
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.81%	0.81%(h)
Net investment income	2.59%	2.53%	3.27%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$10,822	$9,836	$9,358	$9,535	$10,598
Portfolio turnover rate	218%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.40%.
See notes to financial statements.
14
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
15

Notes to Financial Statements  (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
16
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or
Notes to Financial Statements
17

Notes to Financial Statements  (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BlackRock Defensive Advantage Emerging Markets Fund
J.P. Morgan Securities LLC	$ 60,915	$ (60,915)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
18
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.80%
$1 billion – $3 billion	0.75
$3 billion – $5 billion	0.72
$5 billion – $10 billion	0.70
Greater than $10 billion	0.68
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A
BlackRock Defensive Advantage Emerging Markets Fund	$ 688
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended April 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 22	$ 55	$ 2,072	$ 2,149
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 40	$ 86	$ 40	$ 166
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 99	$ 530	$ 692	$ 1,321
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The
Notes to Financial Statements
19

Notes to Financial Statements  (continued)

contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended April 30, 2025, the amount waived was $194.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.86%
Investor A	1.11
Class K	0.81
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2025, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BlackRock Defensive Advantage Emerging Markets Fund	$ 357,913

Fund Name	Administration Fees Waived
BlackRock Defensive Advantage Emerging Markets Fund	$ 4,566
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Administration fees waived by the Manager — class specific	$ 22	$ 50	$ 2,050	$ 2,122

	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 42	$ 394	$ 539	$ 975
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
20
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended April 30, 2025, the Fund paid BIM $43 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.
 PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were $22,396,124 and $22,369,256, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
BlackRock Defensive Advantage Emerging Markets Fund
Ordinary income	$ 275,618	$ 214,958
As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 84,940	$ (34,015)	$ 683,780	$ 734,705

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

During the year ended April 30, 2025, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
BlackRock Defensive Advantage Emerging Markets Fund	$ 537,369
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Defensive Advantage Emerging Markets Fund	$ 10,595,300	$ 1,010,036	$ (291,160)	$ 718,876
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual
Notes to Financial Statements
21

Notes to Financial Statements  (continued)

funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
22
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Defensive Advantage Emerging Markets Fund
Institutional
Shares sold	39	$ 410	206	$ 1,900
Shares issued in reinvestment of distributions	11	107	7	61
Shares redeemed	(1)	(7)	—	—
	49	$ 510	213	$ 1,961
Investor A
Shares sold	2,069	$ 21,438	19,326	$ 180,245
Shares issued in reinvestment of distributions	342	3,504	63	571
Shares redeemed	(5,561)	(55,616)	—	—
	(3,150)	$ (30,674)	19,389	$ 180,816
Class K
Shares sold	1,828	$ 18,820	1,859	$ 17,248
Shares issued in reinvestment of distributions	28	292	39	364
Shares redeemed	(126)	(1,251)	(2,459)	(23,364)
	1,730	$ 17,861	(561)	$ (5,752)
	(1,371)	$ (12,303)	19,041	$ 177,025
As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Investor A	Class K
BlackRock Defensive Advantage Emerging Markets Fund	10,330	10,312	1,012,325
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
23

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Defensive Advantage Emerging Markets Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Defensive Advantage Emerging Markets Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from December 21, 2020 (commencement of operations) through April 30, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 21, 2020 (commencement of operations) through April 30, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
24
2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Dividend Income
BlackRock Defensive Advantage Emerging Markets Fund	$ 180,860
The Fund intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
BlackRock Defensive Advantage Emerging Markets Fund	$ 311,614	$ 75,122
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
BlackRock Defensive Advantage Emerging Markets Fund	$ 4,782
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
BlackRock Defensive Advantage Emerging Markets Fund	$ 9,843
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends
BlackRock Defensive Advantage Emerging Markets Fund	$ 9,639
Important Tax Information
25

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
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Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
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Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
26
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
27

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
28
2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

April 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
April 30, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.1%
BHP Group Ltd., Class DI	2,585	$ 61,236
Brazil — 0.6%
Ambev SA	24,657	63,303
Banco do Brasil SA	1,153	5,878
C&A MODAS SA	11,452	26,858
Gerdau SA, ADR, Preference Shares	1,757	4,586
Grupo SBF SA	44,972	84,078
Itau Unibanco Holding SA, ADR	1,273	8,033
Lojas Renner SA	21,791	56,098
Telefonica Brasil SA	1,565	7,661
Vale SA	469	4,368
		260,863
Chile — 0.1%
Banco de Chile	466,812	68,526
China — 27.2%
3SBio, Inc.(a)	83,000	127,976
Agricultural Bank of China Ltd., Class H	114,000	69,565
Alibaba Group Holding Ltd.	94,520	1,411,186
Bank of China Ltd., Class H	877,000	489,694
BeiGene Ltd.(b)	7,800	157,634
BeiGene Ltd., ADR(b)	268	69,629
Bilibili, Inc., Class Z(b)	1,140	20,012
BOE Technology Group Co. Ltd., Class A	278,200	147,007
BYD Co. Ltd., Class A	2,300	111,843
BYD Co. Ltd., Class H	9,500	451,214
Changchun High-Tech Industry Group Co. Ltd., Class A	6,700	81,063
China Construction Bank Corp., Class H	669,000	549,535
China Life Insurance Co. Ltd., Class H	158,000	288,760
China Medical System Holdings Ltd.	14,000	14,943
China Pacific Insurance Group Co. Ltd., Class H	47,000	127,876
China Petroleum & Chemical Corp., Class H	58,000	29,607
China Resources Land Ltd.	19,000	63,928
CITIC Securities Co. Ltd., Class H	7,500	18,536
CMOC Group Ltd., Class H	6,000	4,710
Contemporary Amperex Technology Co. Ltd., Class A	500	15,973
East Money Information Co. Ltd., Class A	28,000	79,353
Geely Automobile Holdings Ltd.	59,000	123,859
Haier Smart Home Co. Ltd., Class H	49,000	142,199
Huatai Securities Co. Ltd., Class A	184,100	406,930
Industrial & Commercial Bank of China Ltd., Class H	513,000	351,411
JD Logistics, Inc.(a)(b)	47,800	74,970
JD.com, Inc., Class A	24,460	398,244
KE Holdings, Inc., ADR	4,114	83,514
KE Holdings, Inc., Class A	400	2,716
Kweichow Moutai Co. Ltd., Class A	300	63,861
Lenovo Group Ltd.	14,000	16,192
Meituan, Class B(a)(b)	30,280	501,359
Midea Group Co. Ltd., Class A	6,600	66,858
NetEase, Inc.	9,970	214,319
PDD Holdings, Inc., ADR(b)	2,161	228,137
PetroChina Co. Ltd., Class H	417,700	319,181
Ping An Insurance Group Co. of China Ltd., Class A	48,700	340,005
Ping An Insurance Group Co. of China Ltd., Class H	48,500	290,274
Pop Mart International Group Ltd.(a)	800	19,953
RiseSun Real Estate Development Co. Ltd., Class A(b)	1	—
Shanghai Pudong Development Bank Co. Ltd., Class A	52,500	79,130
Security	Shares	Value
China (continued)
SooChow Securities Co. Ltd., Class A	101,200	$ 108,835
TAL Education Group, ADR(b)	1,409	12,329
Tencent Holdings Ltd.	39,400	2,413,287
Tingyi Cayman Islands Holding Corp.	36,000	65,028
Topsports International Holdings Ltd.(a)	388,000	154,252
Trip.com Group Ltd.	1,000	60,241
Uni-President China Holdings Ltd.	168,000	201,454
Vipshop Holdings Ltd., ADR	4,101	55,856
Wuliangye Yibin Co. Ltd., Class A	21,301	377,200
Xiaomi Corp., Class B(a)(b)	76,000	486,567
Youngor Fashion Co. Ltd., Class A	9,000	9,280
Yunnan Baiyao Group Co. Ltd., Class A	18,400	144,946
Zhejiang NHU Co. Ltd., Class A	32,100	97,676
Zijin Mining Group Co. Ltd., Class H	84,000	183,513
		12,423,620
Greece — 0.7%
Eurobank Ergasias Services and Holdings SA	58,854	167,029
Hellenic Telecommunications Organization SA	1,640	31,122
OPAP SA, Class R	4,605	102,320
		300,471
Hungary — 0.0%
Alrosa PJSC(b)(c)	1,407,496	172
India — 15.8%
Ajanta Pharma Ltd.	2,202	70,522
Axis Bank Ltd.	4,027	56,487
Bharti Airtel Ltd.	32,018	706,260
Blue Star Ltd.	4,698	94,949
Chambal Fertilisers and Chemicals Ltd.	35,572	291,653
Coromandel International Ltd.	11,629	305,242
Dr. Lal PathLabs Ltd.(a)	3,161	103,736
Firstsource Solutions Ltd.	7,179	28,829
Fortis Healthcare Ltd.	19,834	160,839
GE Vernova T&D India Ltd.	5,589	103,462
Great Eastern Shipping Co. Ltd.	15,587	160,398
HCL Technologies Ltd.	2,876	53,344
HDFC Bank Ltd.	15,157	344,275
Hindustan Zinc Ltd.	27,636	143,991
Hitachi Energy India Ltd.	106	18,185
ICICI Bank Ltd.	27,200	457,212
IndiaMart InterMesh Ltd.(a)	243	6,648
Infosys Ltd.	23,296	411,825
Infosys Ltd., ADR	16,618	292,477
Jindal Saw Ltd.	48,338	142,229
KEC International Ltd.	9,493	78,568
L&T Technology Services Ltd.(a)	2,536	127,417
Larsen & Toubro Ltd.	11,440	452,825
LIC Housing Finance Ltd.	10,419	74,279
LTIMindtree Ltd.(a)	240	13,025
Lupin Ltd.	6,895	171,459
Maruti Suzuki India Ltd.	420	60,881
National Aluminium Co. Ltd.	141,158	261,709
PTC India Ltd.	20,581	42,970
Redington Ltd.	10,335	30,048
Reliance Industries Ltd.	29,941	497,150
Sagility India Ltd.(b)	12,843	6,217
State Bank of India	8,092	75,576
Strides Pharma Science Ltd.	5,895	45,406
Sun Pharmaceutical Industries Ltd.	24,359	528,311
Tata Consultancy Services Ltd.	6,895	281,453
Trent Ltd.	403	24,633
Vedanta Ltd.	10,244	50,867

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Welspun Corp. Ltd.	8,247	$ 75,085
Wipro Ltd.	46,777	133,599
Wipro Ltd., ADR(d)	68,928	197,134
Zee Entertainment Enterprises Ltd.	22,044	27,720
		7,208,895
Indonesia — 2.0%
Aneka Tambang Tbk	1,597,000	208,737
Astra International Tbk PT	1,182,300	341,715
Bank Central Asia Tbk PT	342,100	181,891
Bank Mandiri Persero Tbk PT	359,100	106,045
Bank Rakyat Indonesia Persero Tbk PT	302,100	69,969
		908,357
Kuwait — 0.6%
Kuwait Finance House KSCP	126,009	297,561
Malaysia — 1.8%
KPJ Healthcare Bhd	209,400	139,592
Malayan Banking Bhd.	198,600	460,217
Maxis Bhd	16,700	14,359
Public Bank Bhd	207,800	215,417
		829,585
Mexico — 2.6%
Alsea SAB de C.V.	8,930	20,200
America Movil SAB de C.V., Series B	224,135	193,384
America Movil SAB de C.V., Series B, ADR	2,424	41,790
Arca Continental SAB de C.V.	29,974	315,430
Coca-Cola Femsa SAB de C.V.	4,429	41,716
Coca-Cola Femsa SAB de C.V., ADR	882	83,023
Fomento Economico Mexicano SAB de CV	11,921	125,450
Fomento Economico Mexicano SAB de CV, ADR	688	72,453
Gentera SAB de C.V.	3,134	5,472
Grupo Aeroportuario del Sureste SAB de C.V., ADR	63	19,942
Grupo Aeroportuario del Sureste SAB de C.V., Class B	922	29,207
Grupo Financiero Banorte SAB de CV, Class O	25,722	221,038
		1,169,105
Philippines — 0.2%
International Container Terminal Services, Inc.	19,280	117,920
Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	4,774	74,478
Qatar — 0.0%
Qatar National Bank QPSC	3,664	16,788
Saudi Arabia — 3.0%
Al Hammadi Holding	4,560	48,784
Al Rajhi Bank	19,506	506,726
Aldrees Petroleum and Transport Services Co.	3,187	117,137
Banque Saudi Fransi	7,127	34,911
Riyadh Cables Group Co.	1,729	58,663
Saudi Awwal Bank	4,689	43,877
Saudi Electricity Co.	31,289	124,949
Saudi National Bank	26,566	253,121
Saudi Telecom Co.	12,756	161,947
		1,350,115
South Africa — 2.3%
AVI Ltd.	16,405	79,727
Capitec Bank Holdings Ltd.	1,985	368,428
FirstRand Ltd.	52,933	207,251
Life Healthcare Group Holdings Ltd.	91,685	72,111
Mr. Price Group Ltd.	4,272	54,600
Security	Shares	Value
South Africa (continued)
MTN Group Ltd.	4,750	$ 31,437
Naspers Ltd., Class N	62	16,302
Sanlam Ltd.	17,926	81,618
Sasol Ltd.(b)	2,886	9,968
Sibanye Stillwater Ltd.(b)	109,621	125,242
		1,046,684
South Korea — 9.6%
CJ Corp.	80	6,993
CJ Logistics Corp.	654	38,152
Coupang, Inc.(b)	3,367	78,687
DL E&C Co. Ltd.	1,999	61,099
GS Engineering & Construction Corp.	8,900	114,409
Hankook Tire & Technology Co. Ltd.	1,399	40,635
Hanwha Corp.	1,312	44,499
HL Mando Co. Ltd.	2,577	67,617
Hyundai Engineering & Construction Co. Ltd.	3,599	105,471
Hyundai Marine & Fire Insurance Co. Ltd.(b)	5,352	83,743
Hyundai Mobis Co. Ltd.	92	17,269
Hyundai Steel Co.	11,923	205,258
KB Financial Group, Inc.	2,088	131,959
KB Financial Group, Inc., ADR	226	14,233
Kia Corp.	7,599	482,941
Korea Electric Power Corp.	1,267	22,850
Korea Shipbuilding & Offshore Engineering Co. Ltd.	147	28,121
Korean Air Lines Co. Ltd.	301	4,438
KT Corp., ADR	6,238	121,391
NAVER Corp.	1,256	176,726
Pan Ocean Co. Ltd.	49,865	117,335
Samsung E&A Co. Ltd.	23,497	317,711
Samsung Electronics Co. Ltd.	33,778	1,317,934
Samsung Securities Co. Ltd.	8,050	295,085
Seegene, Inc.	476	8,802
SK Hynix, Inc.	1,997	249,172
SK Telecom Co. Ltd.	6,449	246,395
		4,398,925
Taiwan — 16.2%
Accton Technology Corp.	7,000	130,384
Advantech Co. Ltd.	3,000	31,429
Arcadyan Technology Corp.	39,000	288,599
ASE Technology Holding Co. Ltd.	22,000	93,746
Asia Cement Corp.	13,000	18,311
ASPEED Technology, Inc.	2,000	188,153
Bizlink Holding, Inc.	11,000	186,210
Chroma ATE, Inc.	38,000	347,367
CTBC Financial Holding Co. Ltd.	260,000	320,382
E.Sun Financial Holding Co. Ltd.	81,161	71,988
Fubon Financial Holding Co. Ltd.	31,000	82,163
Hon Hai Precision Industry Co. Ltd.	64,000	285,139
MediaTek, Inc.	16,000	679,889
Primax Electronics Ltd.	79,000	184,575
Realtek Semiconductor Corp.	12,000	197,269
Simplo Technology Co. Ltd.	6,000	65,675
TA Chen Stainless Pipe	95,000	124,864
Taiwan Semiconductor Manufacturing Co. Ltd.	135,000	3,825,165
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	106	17,669
Tong Yang Industry Co. Ltd.	12,000	49,377
Wistron NeWeb Corp.	47,000	185,356
		7,373,710
Thailand — 2.7%
Advanced Info Service PCL, NVDR	25,500	224,927
Bangkok Bank PCL, NVDR	92,700	388,256
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Carabao Group PCL, NVDR	25,100	$ 46,896
CP ALL PCL, NVDR	277,900	427,903
PTT Exploration & Production PCL, NVDR	17,900	53,272
Thai Union Group PCL, NVDR	266,700	86,161
		1,227,415
Turkey — 0.5%
Arcelik A/S, Class A(b)	10,451	30,973
Migros Ticaret A/S, Class A	10,435	130,126
TAV Havalimanlari Holding A/S, Class A(b)	8,200	48,811
		209,910
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	29,686	94,071
Emaar Properties PJSC	48,302	172,595
First Abu Dhabi Bank PJSC	14,695	60,126
		326,792
United States — 0.3%
GCC SAB de C.V.	12,026	100,848
JBS S/A	2,257	17,530
		118,378
Total Common Stocks — 87.2% (Cost: $32,975,724)		39,789,506
Preferred Securities
Preferred Stocks — 2.0%
Brazil — 2.0%
Banco Bradesco SA	98,174	237,514
Gerdau SA	30,812	81,385
Itau Unibanco Holding SA	56,766	355,891
Petroleo Brasileiro SA	41,002	216,673
		891,463
Total Preferred Securities — 2.0% (Cost: $800,629)		891,463
Total Long-Term Investments — 89.2% (Cost: $33,776,353)		40,680,969
Security	Shares	Value
Short-Term Securities
Money Market Funds — 295.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	229,124	$ 229,216
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(e)(f)	134,352,787	134,352,787
Total Short-Term Securities — 295.1% (Cost: $134,581,984)		134,582,003
Total Investments — 384.3% (Cost: $168,358,337)		175,262,972
Liabilities in Excess of Other Assets — (284.3)%		(129,661,042)
Net Assets — 100.0%		$ 45,601,930

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 229,225 (a)	$ —	$ (28)	$ 19	$ 229,216	229,124	$ 455 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,657,734	129,695,053 (a)	—	—	—	134,352,787	134,352,787	327,182	—
				$ (28)	$ 19	$ 134,582,003		$ 327,637	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2,572	06/20/25	$ 142,746	$ 1,637,619
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,637,619	$ —	$ —	$ —	$ 1,637,619

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (293,369)	$ —	$ —	$ —	$ (293,369)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,696,445	$ —	$ —	$ —	$ 1,696,445
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$39,206,536
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 61,236	$ —	$ 61,236
Brazil	260,863	—	—	260,863
Chile	68,526	—	—	68,526
China	650,919	11,772,701	—	12,423,620
Greece	—	300,471	—	300,471
Hungary	—	—	172	172
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
India	$ 489,611	$ 6,719,284	$ —	$ 7,208,895
Indonesia	—	908,357	—	908,357
Kuwait	—	297,561	—	297,561
Malaysia	—	829,585	—	829,585
Mexico	1,169,105	—	—	1,169,105
Philippines	—	117,920	—	117,920
Poland	—	74,478	—	74,478
Qatar	—	16,788	—	16,788
Saudi Arabia	—	1,350,115	—	1,350,115
South Africa	151,838	894,846	—	1,046,684
South Korea	214,311	4,184,614	—	4,398,925
Taiwan	17,669	7,356,041	—	7,373,710
Thailand	—	1,227,415	—	1,227,415
Turkey	—	209,910	—	209,910
United Arab Emirates	—	326,792	—	326,792
United States	118,378	—	—	118,378
Preferred Securities
Preferred Stocks	891,463	—	—	891,463
Short-Term Securities
Money Market Funds	134,582,003	—	—	134,582,003
	$ 138,614,686	$ 36,648,114	$ 172	$ 175,262,972
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,637,619	$ —	$ —	$ 1,637,619

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2025
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 0.2%
Elia Group SA/NV	83,924	$ 9,099,001
United States — 1.4%
Beta Bionics, Inc.(a)	62,629	692,050
Citigroup, Inc.	255,000	17,436,900
Flowco Holdings, Inc., Class A(a)	53,411	1,031,901
Karman Holdings, Inc.(a)	60,704	2,170,167
Metsera, Inc.(a)	36,302	875,241
Netflix, Inc.(a)	27,000	30,556,440
Palantir Technologies, Inc., Class A(a)	4	474
Procter & Gamble Co.	74,000	12,030,180
SailPoint, Inc.(a)	29,651	508,811
Sionna Therapeutics, Inc.(a)	1,314	15,807
		65,317,971
Total Common Stocks — 1.6% (Cost: $45,847,984)		74,416,972
Preferred Securities
Preferred Stocks — 0.0%(a)(b)
United States — 0.0%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $0)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	2,142,291
		2,142,299
Total Preferred Securities — 0.0% (Cost: $3,250,010)		2,142,299

	Par (000)
U.S. Treasury Obligations
U.S. Treasury Notes(d)(e)
(3-mo. U.S. Treasury Money Market Yield + 0.10%), 4.37%, 01/31/27	$93,785	93,733,772
(3-mo. U.S. Treasury Money Market Yield + 0.18%), 4.47%, 07/31/26	43,370	43,402,361
(3-mo. U.S. Treasury Money Market Yield + 0.21%), 4.42%, 10/31/26	40,200	40,236,164
(3-mo.Treasury money market yield + 0.16%), 4.43%, 04/30/27	120,720	120,752,741
Total U.S. Treasury Obligations — 6.2% (Cost: $298,092,424)		298,125,038
Total Long-Term Investments — 7.8% (Cost: $347,190,418)		374,684,309

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(f)(g)	14,564,679	$ 14,564,679

	Par (000)
U.S. Treasury Obligations — 91.5%
U.S. Treasury Bills(h)
4.36%, 05/01/25	$248,900	248,900,000
4.30%, 05/06/25	187,500	187,390,521
4.41%, 05/08/25	271,135	270,913,309
4.31%, 05/13/25	202,297	202,012,673
4.33%, 05/15/25	240,000	239,606,599
4.31%, 05/20/25	355,300	354,505,855
4.35%, 05/22/25	210,630	210,108,697
4.32%, 05/27/25	245,200	244,451,480
4.46%, 05/29/25	282,600	281,672,487
4.33%, 06/03/25	185,000	184,284,599
4.31%, 06/05/25	181,000	180,255,638
4.32%, 06/10/25 - 06/17/25	350,000	348,194,966
4.32%, 06/12/25	328,100	326,480,097
4.29%, 06/20/25	15,000	14,912,115
4.31%, 06/24/25	293,000	291,143,113
4.30%, 06/26/25	20,000	19,868,156
4.29%, 07/01/25	25,000	24,821,586
4.29%, 07/03/25	101,400	100,655,598
4.38%, 07/10/25	121,800	120,806,437
4.29%, 07/15/25	7,100	7,038,038
4.30%, 08/05/25	3,800	3,757,643
4.37%, 08/12/25	71,230	70,375,225
4.33%, 08/26/25	44,105	43,505,413
4.32%, 08/28/25	6,800	6,706,575
4.31%, 09/02/25	74,100	73,073,694
4.23%, 09/04/25	74,100	73,025,659
4.24%, 09/18/25	14,335	14,106,645
4.23%, 09/25/25	12,900	12,684,219
4.21%, 10/02/25	9,455	9,289,489
4.22%, 10/30/25	9,000	8,816,407
4.31%, 11/28/25	7,100	6,937,498
4.26%, 12/26/25	28,800	28,062,319
4.11%, 03/19/26	60,200	58,181,027
U.S. Treasury Notes
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 4.35%, 07/31/25(e)	12,630	12,630,225
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.46%, 10/31/25(e)	15,182	15,187,276
4.44%, 11/30/25	1,100	1,076,530
4.21%, 12/31/25	2,800	2,803,347
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.49%, 01/31/26(e)	47,165	47,220,013
4.11%, 02/28/26	2,400	2,331,937
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.12%, 02/28/26	$2,900	$ 2,914,296
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.41%, 04/30/26(d)(e)	20,300	20,303,686
		4,371,011,087
Total Short-Term Securities — 91.8% (Cost: $4,385,309,358)		4,385,575,766
Total Investments — 99.6% (Cost: $4,732,499,776)		4,760,260,075
Other Assets Less Liabilities — 0.4%		18,776,366
Net Assets — 100.0%		$ 4,779,036,441

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,142,291, representing less than 0.05% of its net assets as of period end, and an original cost of $1,500,001.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,255,848	$ 308,831 (a)	$ —	$ —	$ —	$ 14,564,679	14,564,679	$ 461,462	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	756	05/16/25	$ 64,858	$ 2,333,401
CBOE Volatility Index	165	05/21/25	3,962	(131,874)
10-Year U.S. Treasury Note	630	06/18/25	70,816	185,246
SPI 200 Index	19	06/19/25	2,477	34,969
DAX Index	16	06/20/25	10,308	1,193,101
Euro Stoxx 50 Index	195	06/20/25	11,354	436,019
NASDAQ 100 E-Mini Index	2	06/20/25	786	(10,439)
S&P 500 E-Mini Index	611	06/20/25	170,683	2,502,307
S&P 500 Annual Dividend Index	273	12/19/25	5,262	5,584
				6,548,314
Short Contracts
IBEX 35 Index	160	05/16/25	24,091	(932,218)
OMX Stockholm 30 Index	2,420	05/16/25	60,558	(2,183,719)
MSCI Singapore Index	619	05/29/25	18,285	(371,726)
TOPIX Index	70	06/12/25	13,066	(501,022)
10-Year Japanese Government Treasury Bonds	54	06/13/25	53,120	(732,975)
S&P/TSE 60 Index	103	06/19/25	22,339	(488,882)
E-mini Russell 2000 Index	48	06/20/25	4,728	219,771
FTSE 100 Index	657	06/20/25	74,342	(1,068,061)
FTSE/MIB Index	179	06/20/25	37,752	(1,903,500)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
5-Year U.S. Treasury Note	1,427	06/30/25	$ 156,034	$ (410,009)
S&P 500 Annual Dividend Index	79	12/18/26	1,462	(2,296)
				(8,374,637)
				$ (1,826,323)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,192,000	USD	748,163	HSBC Bank PLC	06/18/25	$ 15,767
CAD	1,619,000	USD	1,161,087	BNP Paribas SA	06/18/25	16,129
CAD	1,767,000	USD	1,246,185	BNP Paribas SA	06/18/25	38,645
CAD	1,698,000	USD	1,228,693	Morgan Stanley & Co. International PLC	06/18/25	5,965
CHF	1,037,000	EUR	1,092,645	Barclays Bank PLC	06/18/25	21,988
CHF	1,668,000	EUR	1,781,469	Barclays Bank PLC	06/18/25	8,146
CHF	3,275,000	EUR	3,509,098	Barclays Bank PLC	06/18/25	3,146
CHF	595,000	EUR	624,661	Morgan Stanley & Co. International PLC	06/18/25	15,190
CHF	905,000	EUR	947,512	Morgan Stanley & Co. International PLC	06/18/25	26,062
CHF	1,430,000	EUR	1,501,528	UBS AG	06/18/25	36,233
CHF	1,038,000	USD	1,189,378	UBS AG	06/18/25	74,975
EUR	1,645,126	CHF	1,519,000	Barclays Bank PLC	06/18/25	18,473
EUR	1,174,562	CHF	1,085,000	Morgan Stanley & Co. International PLC	06/18/25	12,595
EUR	2,666,172	CHF	2,453,000	Morgan Stanley & Co. International PLC	06/18/25	40,616
EUR	735,794	SEK	8,033,000	Morgan Stanley & Co. International PLC	06/18/25	2,474
EUR	1,277,700	SEK	13,979,000	Morgan Stanley & Co. International PLC	06/18/25	1,208
EUR	174,000	USD	189,742	Bank of America N.A.	06/18/25	7,907
EUR	1,326,000	USD	1,451,394	Barclays Bank PLC	06/18/25	54,824
EUR	3,141,000	USD	3,450,736	Barclays Bank PLC	06/18/25	117,158
EUR	3,886,000	USD	4,279,243	Barclays Bank PLC	06/18/25	134,905
EUR	1,922,000	USD	2,109,142	BNP Paribas SA	06/18/25	74,078
EUR	169,000	USD	183,432	Goldman Sachs International	06/18/25	8,537
EUR	951,000	USD	1,030,764	Goldman Sachs International	06/18/25	49,487
EUR	540,609	USD	592,580	HSBC Bank PLC	06/18/25	21,503
EUR	21,662,000	USD	23,790,216	HSBC Bank PLC	06/18/25	815,876
EUR	145,931,000	USD	158,148,927	HSBC Bank PLC	06/18/25	7,615,619
EUR	543,000	USD	591,789	Morgan Stanley & Co. International PLC	06/18/25	25,010
EUR	662,000	USD	715,425	Morgan Stanley & Co. International PLC	06/18/25	36,547
EUR	1,138,000	USD	1,246,707	Morgan Stanley & Co. International PLC	06/18/25	45,959
EUR	2,136,000	USD	2,400,211	Morgan Stanley & Co. International PLC	06/18/25	26,093
EUR	636,000	USD	690,461	UBS AG	06/18/25	31,978
GBP	1,691,000	USD	2,210,746	Barclays Bank PLC	06/18/25	43,252
GBP	2,472,000	USD	3,167,231	Barclays Bank PLC	06/18/25	127,792
JPY	10,169,797,000	USD	69,488,847	Goldman Sachs International	06/18/25	2,015,226
JPY	151,505,000	USD	1,032,220	HSBC Bank PLC	06/18/25	33,015
JPY	229,527,000	USD	1,574,728	Morgan Stanley & Co. International PLC	06/18/25	39,082
JPY	292,337,000	USD	2,034,853	Morgan Stanley & Co. International PLC	06/18/25	20,575
JPY	6,176,828,000	USD	41,389,221	UBS AG	06/18/25	2,040,197
SEK	7,460,000	EUR	675,502	Bank of America N.A.	06/18/25	6,572
SEK	7,497,000	EUR	681,560	Goldman Sachs International	06/18/25	3,529
SEK	8,517,000	EUR	763,873	Morgan Stanley & Co. International PLC	06/18/25	15,841
SEK	1,041,000	EUR	94,705	UBS AG	06/18/25	414
SGD	4,836,000	USD	3,618,750	Barclays Bank PLC	06/18/25	92,988
SGD	1,020,000	USD	775,569	HSBC Bank PLC	06/18/25	7,304
SGD	1,215,000	USD	913,833	UBS AG	06/18/25	18,707
USD	841,019	EUR	737,000	Barclays Bank PLC	06/18/25	3,853
USD	1,065,289	EUR	937,000	Barclays Bank PLC	06/18/25	941
USD	1,480,700	EUR	1,295,000	Barclays Bank PLC	06/18/25	9,696
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,057,481	EUR	927,000	BNP Paribas SA	06/18/25	$ 4,492
USD	971,626	EUR	850,000	Citibank N.A.	06/18/25	6,103
USD	453,685	EUR	395,000	HSBC Bank PLC	06/18/25	5,000
USD	22,659,938	EUR	19,865,000	HSBC Bank PLC	06/18/25	95,077
USD	1,652,550	EUR	1,449,000	Morgan Stanley & Co. International PLC	06/18/25	6,615
USD	6,035,832	JPY	855,470,000	Goldman Sachs International	06/18/25	21,003
USD	873,426	JPY	123,855,000	Morgan Stanley & Co. International PLC	06/18/25	2,599
USD	1,096,137	JPY	155,793,000	Morgan Stanley & Co. International PLC	06/18/25	753
USD	630,531	ZAR	11,693,000	UBS AG	06/18/25	4,077
						14,027,796
CHF	3,126,000	EUR	3,381,110	Barclays Bank PLC	06/18/25	(32,963)
CHF	2,317,000	EUR	2,520,120	Morgan Stanley & Co. International PLC	06/18/25	(40,371)
EUR	781,787	CHF	746,000	Barclays Bank PLC	06/18/25	(20,637)
EUR	1,218,167	CHF	1,144,000	Barclays Bank PLC	06/18/25	(9,739)
EUR	1,745,566	CHF	1,631,000	Barclays Bank PLC	06/18/25	(3,859)
EUR	706,306	CHF	663,000	HSBC Bank PLC	06/18/25	(5,278)
EUR	1,084,711	CHF	1,038,000	HSBC Bank PLC	06/18/25	(32,218)
EUR	627,040	CHF	598,000	Morgan Stanley & Co. International PLC	06/18/25	(16,142)
EUR	643,481	CHF	603,000	Morgan Stanley & Co. International PLC	06/18/25	(3,557)
EUR	663,519	SEK	7,355,000	HSBC Bank PLC	06/18/25	(9,291)
EUR	904,000	USD	1,034,558	Barclays Bank PLC	06/18/25	(7,695)
EUR	215,000	USD	245,449	Goldman Sachs International	06/18/25	(1,228)
EUR	471,000	USD	538,503	HSBC Bank PLC	06/18/25	(3,489)
EUR	146,000	USD	168,682	Morgan Stanley & Co. International PLC	06/18/25	(2,839)
EUR	1,253,000	USD	1,429,219	UBS AG	06/18/25	(5,924)
JPY	394,681,000	USD	2,781,338	Morgan Stanley & Co. International PLC	06/18/25	(6,327)
SEK	8,431,000	EUR	770,822	Barclays Bank PLC	06/18/25	(975)
USD	1,176,366	AUD	1,855,000	Morgan Stanley & Co. International PLC	06/18/25	(12,467)
USD	622,849	AUD	990,000	UBS AG	06/18/25	(11,623)
USD	194,901	CAD	280,000	HSBC Bank PLC	06/18/25	(8,695)
USD	605,168	CAD	869,000	Morgan Stanley & Co. International PLC	06/18/25	(26,704)
USD	1,193,481	CAD	1,694,000	Morgan Stanley & Co. International PLC	06/18/25	(38,269)
USD	2,251,572	CAD	3,119,000	Morgan Stanley & Co. International PLC	06/18/25	(16,332)
USD	1,713,116	CHF	1,495,000	HSBC Bank PLC	06/18/25	(107,894)
USD	382,983	EUR	351,000	Bank of America N.A.	06/18/25	(15,721)
USD	406,729	EUR	372,000	Bank of America N.A.	06/18/25	(15,830)
USD	423,645	EUR	386,000	Bank of America N.A.	06/18/25	(14,816)
USD	692,189	EUR	637,000	Barclays Bank PLC	06/18/25	(31,386)
USD	2,659,713	EUR	2,351,000	Barclays Bank PLC	06/18/25	(10,812)
USD	4,050,067	EUR	3,566,000	Barclays Bank PLC	06/18/25	(589)
USD	70,993,471	EUR	63,180,000	Barclays Bank PLC	06/18/25	(773,351)
USD	1,575,058	EUR	1,434,000	BNP Paribas SA	06/18/25	(53,838)
USD	1,613,546	EUR	1,467,000	BNP Paribas SA	06/18/25	(52,835)
USD	858,756	EUR	792,000	HSBC Bank PLC	06/18/25	(40,885)
USD	1,112,704	EUR	1,015,060	UBS AG	06/18/25	(40,314)
USD	926,641	GBP	700,000	Bank of America N.A.	06/18/25	(6,415)
USD	1,608,971	GBP	1,260,000	Barclays Bank PLC	06/18/25	(70,531)
USD	2,085,215	GBP	1,608,000	Barclays Bank PLC	06/18/25	(58,150)
USD	650,408	GBP	503,000	HSBC Bank PLC	06/18/25	(20,060)
USD	1,016,523	GBP	790,000	Morgan Stanley & Co. International PLC	06/18/25	(36,498)
USD	15,178,198	JPY	2,168,456,000	Citibank N.A.	06/18/25	(68,266)
USD	780,820	JPY	114,852,000	HSBC Bank PLC	06/18/25	(26,707)
USD	2,898,327	JPY	425,781,000	HSBC Bank PLC	06/18/25	(95,349)
USD	47,751,471	JPY	7,023,860,285	HSBC Bank PLC	06/18/25	(1,633,450)
USD	946,671	JPY	137,270,000	Morgan Stanley & Co. International PLC	06/18/25	(18,478)
USD	2,467,938	JPY	352,608,000	Morgan Stanley & Co. International PLC	06/18/25	(11,257)
USD	103,832	SEK	1,041,000	Goldman Sachs International	06/18/25	(4,159)
USD	698,995	SEK	7,008,000	Goldman Sachs International	06/18/25	(27,996)
USD	879,343	SGD	1,166,000	Barclays Bank PLC	06/18/25	(15,588)
USD	1,195,743	SGD	1,612,000	Goldman Sachs International	06/18/25	(41,503)
USD	745,318	SGD	989,000	HSBC Bank PLC	06/18/25	(13,761)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,885,128	SGD	2,537,000	HSBC Bank PLC	06/18/25	$ (62,076)
USD	686,222	SGD	910,000	Morgan Stanley & Co. International PLC	06/18/25	(12,223)
USD	1,081,073	SGD	1,416,000	Morgan Stanley & Co. International PLC	06/18/25	(5,739)
						(3,703,099)
						$ 10,324,697
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Amsterdam Index Future May 2025	EUR	11,928,913	HSBC Bank PLC	05/16/25	EUR	13,560	$ 651,232	$ —	$ 651,232
Amsterdam Index Future May 2025	EUR	4,707,632	HSBC Bank PLC	05/16/25	EUR	5,351	53,612	—	53,612
Amsterdam Index Future May 2025	EUR	13,085,054	HSBC Bank PLC	05/16/25	EUR	14,874	139,521	—	139,521
Swiss Market Index Future June 2025	CHF	6,838,354	HSBC Bank PLC	06/20/25	CHF	8,322	(500,702)	—	(500,702)
Swiss Market Index Future June 2025	CHF	6,834,350	HSBC Bank PLC	06/20/25	CHF	8,317	(495,851)	—	(495,851)
Swiss Market Index Future June 2025	CHF	4,513,250	HSBC Bank PLC	06/20/25	CHF	5,492	(327,449)	—	(327,449)
Swiss Market Index Future June 2025	CHF	7,479,100	HSBC Bank PLC	06/20/25	CHF	9,101	(542,629)	—	(542,629)
Swiss Market Index Future June 2025	CHF	3,352,700	HSBC Bank PLC	06/20/25	CHF	4,080	(243,247)	—	(243,247)
Swiss Market Index Future June 2025	CHF	8,639,650	HSBC Bank PLC	06/20/25	CHF	10,514	(626,830)	—	(626,830)
Swiss Market Index Future June 2025	CHF	1,934,250	HSBC Bank PLC	06/20/25	CHF	2,354	(140,335)	—	(140,335)
Swiss Market Index Future June 2025	CHF	5,415,900	HSBC Bank PLC	06/20/25	CHF	6,591	(392,938)	—	(392,938)
Swiss Market Index Future June 2025	CHF	4,492,032	HSBC Bank PLC	06/20/25	CHF	5,466	(301,741)	—	(301,741)
Swiss Market Index Future June 2025	CHF	2,758,547	HSBC Bank PLC	06/20/25	CHF	3,357	(110,892)	—	(110,892)
Swiss Market Index Future June 2025	CHF	4,999,119	HSBC Bank PLC	06/20/25	CHF	6,084	(181,726)	—	(181,726)
Swiss Market Index Future June 2025	CHF	7,057,753	HSBC Bank PLC	06/20/25	CHF	8,589	996,045	—	996,045
Swiss Market Index Future June 2025	CHF	336,506	HSBC Bank PLC	06/20/25	CHF	409	32,930	—	32,930
Swiss Market Index Future June 2025	CHF	358,382	HSBC Bank PLC	06/20/25	CHF	436	6,424	—	6,424
Swiss Market Index Future June 2025	CHF	361,128	HSBC Bank PLC	06/20/25	CHF	439	3,098	—	3,098
FTSE 100 Dividend Index Future December 2025	GBP	678,964	Morgan Stanley & Co. International PLC	12/18/25	GBP	907	63,593	—	63,593
FTSE 100 Dividend Index Future December 2025	GBP	598,440	Morgan Stanley & Co. International PLC	12/18/25	GBP	799	(3,332)	—	(3,332)
FTSE 100 Dividend Index Future December 2025	GBP	1,291,888	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,726	(19,823)	—	(19,823)
FTSE 100 Dividend Index Future December 2025	GBP	1,018,205	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,360	486	—	486
FTSE 100 Dividend Index Future December 2025	GBP	1,327,367	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,773	17,987	—	17,987
Euro Stoxx 50 Dividend Future December 2025	EUR	898,570	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,021	201,892	—	201,892
Euro Stoxx 50 Dividend Future December 2025	EUR	582,655	Morgan Stanley & Co. International PLC	12/19/25	EUR	662	15,541	—	15,541
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,498,709	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,704	$ 9,958	$ —	$ 9,958
Euro Stoxx 50 Dividend Future December 2025	EUR	1,159,738	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,318	18,627	—	18,627
Euro Stoxx 50 Dividend Future December 2025	EUR	1,582,194	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,799	46,749	—	46,749
Nikkei Dividend XSIM Future December 2025	JPY	406,870,000	BNP Paribas SA	03/31/26	JPY	2,852	369,143	—	369,143
Nikkei Dividend XSIM Future December 2025	JPY	321,640,000	BNP Paribas SA	03/31/26	JPY	2,255	133,830	—	133,830
Nikkei Dividend XSIM Future December 2025	JPY	194,000,000	BNP Paribas SA	03/31/26	JPY	1,360	28,850	—	28,850
FTSE 100 Dividend Index Future December 2026	GBP	1,409,753	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,883	(15,892)	—	(15,892)
FTSE 100 Dividend Index Future December 2026	GBP	1,351,806	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,806	(35,490)	—	(35,490)
FTSE 100 Dividend Index Future December 2026	GBP	1,250,795	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,671	(71,283)	—	(71,283)
FTSE 100 Dividend Index Future December 2026	GBP	1,015,657	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,357	(44,511)	—	(44,511)
Euro Stoxx 50 Dividend Future December 2026	EUR	2,609,432	Morgan Stanley & Co. International PLC	12/18/26	EUR	2,966	(96,623)	—	(96,623)
Euro Stoxx 50 Dividend Future December 2026	EUR	743,293	Morgan Stanley & Co. International PLC	12/18/26	EUR	845	(27,523)	—	(27,523)
Euro Stoxx 50 Dividend Future December 2026	EUR	1,458,437	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,658	(92,479)	—	(92,479)
Euro Stoxx 50 Dividend Future December 2026	EUR	1,145,383	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,302	(67,108)	—	(67,108)
Nikkei Dividend XSIM Future March 2027	JPY	940,800,000	BNP Paribas SA	03/31/27	JPY	6,596	(170,373)	—	(170,373)
							$ (1,719,259)	$ —	$ (1,719,259)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 1.50%, 4.41%	Monthly	Goldman Sachs Most Shorted Rolling Index	Monthly	Goldman Sachs International	N/A	08/21/25	USD	6,687	$ (4,030)	$ —	$ (4,030)
1-day SOFR minus 1.50%, 4.41%	Monthly	Goldman Sachs Most Shorted Rolling Index	Monthly	Goldman Sachs International	N/A	08/21/25	USD	4,077	(2,390)	—	(2,390)
									$ (6,420)	$ —	$ (6,420)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/16/28 – 02/20/28	$(8,388,141)	$1,632,914 (c)	$(5,303,951)	15.0%
	Monthly	Bank of America N.A.(d)	02/16/28 – 02/17/28	33,157,572	1,114,267 (e)	37,288,632	20.5

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Equity Securities Long/Short (continued)
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short (continued)	Monthly	Bank of America N.A.(f)	02/16/28 – 03/17/28	$1,084,337	$(2,680,827)(g)	$66,936	12.0%
	Monthly	Barclays Bank PLC(h)	10/17/25 – 09/07/27	1,989,123	1,324,406 (i)	5,834,413	38.1
	Monthly	Barclays Bank PLC(j)	11/10/25 – 06/10/27	(1,548,818)	3,614,451 (k)	10,199,175	50.1
	Monthly	Barclays Bank PLC(l)	11/10/25 – 10/07/27	(7,933,145)	(977,298)(m)	(7,031,975)	62.8
	Monthly	BNP Paribas SA(n)	11/17/25 – 04/12/27	(6,502,830)	10,361,449 (o)	2,181,095	15.6
	Monthly	BNP Paribas SA(p)	11/17/25 – 03/24/27	1,005,387	3,004,605 (q)	3,594,847	15.4
	Monthly	BNP Paribas SA(r)	08/17/26 – 04/15/27	(4,569,319)	1,460,762 (s)	(3,119,191)	9.5
	Monthly	Goldman Sachs Bank USA(t)	08/18/26 – 08/19/26	14,773,122	6,562,444 (u)	18,866,119	10.1
	Monthly	Goldman Sachs Bank USA(v)	08/18/26 – 08/19/26	360,324	207,531 (w)	(1,552,548)	9.8
	Monthly	Goldman Sachs Bank USA(x)	08/18/26 – 08/19/26	(3,126,523)	9,011,969 (y)	4,182,635	14.5
	Monthly	Goldman Sachs Bank USA(z)	08/18/26	(55,230,490)	(4,556,099)(aa)	(60,023,520)	1.2
	Monthly	JPMorgan Chase Bank N.A.(ab)	02/10/26	(662,241)	(29,770)(ac)	(684,809)	0.0
	Monthly	JPMorgan Chase Bank N.A.(ad)	02/10/26	(839,414)	14,511 (ae)	(850,427)	0.0
	Monthly	JPMorgan Chase Bank N.A.(af)	02/10/26	719,658	166,536 (ag)	878,094	0.0
	Monthly	Morgan Stanley & Co. International PLC(ah)	01/07/27 – 02/08/27	3,933,266	10,878,672 (ai)	14,913,405	36.1
	Monthly	Morgan Stanley & Co. International PLC(aj)	01/05/27 – 02/05/27	(6,867,321)	8,347,498 (ak)	639,333	22.6
	Monthly	Morgan Stanley & Co. International PLC(al)	01/05/27 – 02/09/27	5,009,594	(2,929,783)(am)	1,187,943	19.9
	Monthly	SG Americas Securities LLC(an)	02/08/28	4,992,652	12,808,268 (ao)	11,949,336	47.9
	Monthly	SG Americas Securities LLC(ap)	02/08/28	18,201,532	(2,559,999)(aq)	16,612,446	64.0
	Monthly	SG Americas Securities LLC(ar)	02/08/28	3,641,749	(6,867,867)(as)	(764,730)	20.9
	Monthly	UBS AG(at)	05/11/26 – 04/02/30	(5,674,798)	4,820,762 (au)	(1,298,290)	12.9
	Monthly	UBS AG(av)	04/18/28	(41,236,243)	10,610,656 (aw)	(31,127,040)	22.6
	Monthly	UBS AG(ax)	09/03/29 – 09/04/29	(15,532,475)	1,605,918 (ay)	(14,278,507)	11.5
					$66,945,976	$2,359,421

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,451,276) of net dividends and financing fees.
(e)	Amount includes $(3,016,793) of net dividends and financing fees.
(g)	Amount includes $(1,663,426) of net dividends and financing fees.
(i)	Amount includes $(2,520,884) of net dividends and financing fees.
(k)	Amount includes $(8,133,542) of net dividends and financing fees.
(m)	Amount includes $(1,878,468) of net dividends and financing fees.
(o)	Amount includes $1,677,524 of net dividends and financing fees.
(q)	Amount includes $415,145 of net dividends and financing fees.
(s)	Amount includes $10,634 of net dividends and financing fees.
(u)	Amount includes $2,469,447 of net dividends and financing fees.
(w)	Amount includes $2,120,403 of net dividends and financing fees.
(y)	Amount includes $1,702,811 of net dividends and financing fees.
(aa)	Amount includes $236,931 of net dividends and financing fees.
(ac)	Amount includes $(7,202) of net dividends and financing fees.
(ae)	Amount includes $25,524 of net dividends and financing fees.
(ag)	Amount includes $8,100 of net dividends and financing fees.
(ai)	Amount includes $(101,467) of net dividends and financing fees.
(ak)	Amount includes $840,844 of net dividends and financing fees.
(am)	Amount includes $891,868 of net dividends and financing fees.
(ao)	Amount includes $5,851,584 of net dividends and financing fees.
(aq)	Amount includes $(970,913) of net dividends and financing fees.
(as)	Amount includes $(2,461,388) of net dividends and financing fees.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Equity Securities Long/Short (continued)
(au)	Amount includes $444,254 of net dividends and financing fees.
(aw)	Amount includes $501,453 of net dividends and financing fees.
(ay)	Amount includes $351,950 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:
0-800 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-507 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-84 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

	(h)	(j)	(l)

0-125 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

0-675 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

0-500 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

	(n)	(p)	(r)

0-900 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

15-5,000 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

15-450 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

(t)	(v)	(x)

0-75 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-20 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - Shekel Overnight Interest Rate (SHIR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SGD - Overnight Rate Average (SORA)

0-1,414 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - Shekel Overnight Interest Rate (SHIR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

(z)	(ab)	(ad)
0-40 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	19-225 basis points AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA) JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	25-250 basis points AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)
(af)	(ah)	(aj)
25-25 basis points AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA) SEK - TN Stockholm Interbank Offer Rate (STIBOR)
0-230 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-144 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

(al)	(an)	(ap)

15-788 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

9-700 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - 1D Overnight Hong Kong Interbank Offer
rate (HIBOR)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - 1D Overnight Singapore Assoc of Banks
Rate (SIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-129 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - 1D Overnight Hong Kong Interbank Offer
rate (HIBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - 1D Overnight Singapore Assoc of Banks
Rate (SIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

(ar)	(at)	(av)

0-125 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - 1D Overnight Hong Kong Interbank Offer
rate (HIBOR)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - 1D Overnight Singapore Assoc of Banks
Rate (SIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-730 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-52 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

(ax)

0-39 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/16/28 – 02/20/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Bega Cheese Ltd.	333,952	$1,208,032	(22.8)%
Charter Hall Social Infrastructure REIT	158,760	297,353	(5.6)
Data#3 Ltd.	74,593	347,387	(6.5)
DigiCo Infrastructure REIT	720,825	1,245,051	(23.5)
Jumbo Interactive Ltd.	117,289	766,664	(14.4)
Netwealth Group Ltd.	245,480	4,410,550	(83.2)
NRW Holdings Ltd.	319,242	553,336	(10.4)
Perenti Ltd.	876,804	766,820	(14.5)
TPG Telecom Ltd.	201,049	651,009	(12.3)
Vault Minerals Ltd.	11,670,117	3,211,260	(60.5)
Ventia Services Group Pty Ltd.	254,144	688,091	(13.0)
		14,145,553
Austria
ANDRITZ AG	7,264	521,989	(9.8)
CA Immobilien Anlagen AG	5,685	153,909	(2.9)
DO & CO AG	2,017	322,191	(6.1)
Kontron AG	25,731	625,265	(11.8)
		1,623,354
Belgium
Aedifica SA	23,994	1,923,507	(36.3)
Financiere de Tubize SA	9,149	1,312,674	(24.7)
		3,236,181
Canada
ADENTRA, Inc.	26,246	514,220	(9.7)
Ag Growth International, Inc.	45,648	1,099,976	(20.8)
B2Gold Corp.	5	16	(0.0)
Centerra Gold, Inc.	370,214	2,478,656	(46.7)
Chemtrade Logistics Income Fund	185,555	1,285,398	(24.2)
Enghouse Systems Ltd.	68,647	1,247,358	(23.5)
Lightspeed Commerce, Inc.	814,139	7,966,586	(150.2)
Mullen Group Ltd.	246,568	2,344,775	(44.2)
North American Construction Group Ltd.	34,784	529,859	(10.0)
Obsidian Energy Ltd.	224,968	948,110	(17.9)
Russel Metals, Inc.	27,629	801,654	(15.1)
Sprott, Inc.	34,322	1,803,237	(34.0)
Surge Energy, Inc.	398,035	1,348,341	(25.4)
Trican Well Service Ltd.	71,149	209,019	(4.0)
		22,577,205
France
Ayvens SA	13,469	136,531	(2.6)
ICADE	48,615	1,154,839	(21.7)
		1,291,370
Germany
Atoss Software SE	3,782	568,533	(10.7)
Auto1 Group SE	26,230	630,242	(11.9)
Bilfinger SE	20,846	1,772,950	(33.4)
Deutsche Pfandbriefbank AG	52,696	323,205	(6.1)
Deutz AG	148,716	1,154,694	(21.8)
Duerr AG	31,851	754,035	(14.2)
Grand City Properties SA	23,233	277,291	(5.3)
Security	Shares	Value	% of Basket Value
Germany (continued)
Krones AG	23,267	$3,400,894	(64.1)%
Lion Finance Group PLC	25,130	2,015,750	(38.0)
TBC Bank Group PLC	24,594	1,555,436	(29.3)
		12,453,030
Ireland
Cimpress PLC	26,170	1,099,663	(20.7)
Israel
Harel Insurance Investments & Financial Services Ltd.	74,424	1,237,072	(23.3)
Italy
Banca IFIS SpA	17,001	425,980	(8.0)
Credito Emiliano SpA	19,975	274,612	(5.2)
De’ Longhi SpA	21,758	673,341	(12.7)
Hera SpA	194,290	919,813	(17.4)
Iren SpA	541,392	1,545,636	(29.1)
Maire SpA	59,528	642,935	(12.1)
PRADA SpA	218,200	1,362,409	(25.7)
Sesa SpA	2,182	184,421	(3.5)
Webuild SpA	403,375	1,463,470	(27.6)
		7,492,617
Japan
77 Bank Ltd.	26,500	830,532	(15.7)
Aisan Industry Co., Inc.	4,100	55,412	(1.0)
Alfresa Holdings Corp.	70,100	1,058,239	(20.0)
Bic Camera, Inc.	259,700	2,784,915	(52.5)
COMSYS Holdings Corp.	99,100	2,196,458	(41.4)
Create SD Holdings Co., Inc.	32,200	686,068	(12.9)
Dai-Dan Co., Inc.	49,800	1,447,603	(27.3)
DIC Corp.	500	9,757	(0.2)
Doutor Nichires Holdings Co., Inc.	19,200	359,626	(6.8)
Dowa Holdings Co., Inc.	129,900	4,167,787	(78.6)
Elecom Co., Inc.	49,400	579,628	(10.9)
Exedy Corp.	42,200	1,267,219	(23.9)
Glory Ltd.	43,900	772,978	(14.6)
H2O Retailing Corp.	348,500	4,766,683	(89.9)
Hanwa Co., Inc.	17,200	570,264	(10.7)
Heiwado Co., Inc.	85,000	1,582,539	(29.8)
Hiday Hidaka Corp.	19,300	420,629	(7.9)
Inaba Denki Sangyo Co., Inc.	25,300	666,483	(12.6)
Japan Airport Terminal Co., Inc.	188,200	5,413,187	(102.1)
JCR Pharmaceuticals Co., Inc.	438,700	1,529,178	(28.8)
Jeol Ltd.	50,300	1,617,710	(30.5)
Kandenko Co., Inc.	228,600	4,531,440	(85.4)
Kissei Pharmaceutical Co., Inc.	20,900	548,500	(10.3)
Koshidaka Holdings Co., Inc.	56,200	400,113	(7.5)
Kyoritsu Maintenance Co., Inc.	84,500	1,793,423	(33.8)
Maxell Ltd.	41,200	504,979	(9.5)
Meidensha Corp.	36,900	1,013,735	(19.1)
METAWATER Co., Inc.	42,900	611,925	(11.5)
Mitsubishi Shokuhin Co., Inc.	8,300	310,724	(5.9)
Modec, Inc.	56,900	1,726,790	(32.6)
NHK Spring Co., Inc.	178,500	1,983,717	(37.4)
Nippon Shokubai Co., Inc.	8,600	100,785	(1.9)
Nippon Soda Co., Inc.	81,300	1,525,362	(28.8)
Nishi-Nippon Railroad Co., Inc.	62,600	962,390	(18.1)
Nissha Co., Inc.	103,300	885,257	(16.7)
Nisshin Oillio Group Ltd.	34,200	1,180,559	(22.3)
Nomura Co., Inc.	61,700	372,461	(7.0)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
North Pacific Bank Ltd.	620,000	$2,167,695	(40.9)%
NTN Corp.	156,300	240,720	(4.5)
Okamura Corp.	22,800	316,581	(6.0)
Oki Electric Industry Co., Inc.	97,300	648,044	(12.2)
Okumura Corp.	8,800	272,948	(5.1)
Onward Holdings Co., Inc.	298,100	1,207,048	(22.8)
Qol Holdings Co., Inc.	8,100	130,251	(2.5)
Raito Kogyo Co., Inc.	70,200	1,305,684	(24.6)
San-Ai Obbli Co., Inc.	29,300	344,079	(6.5)
Sanki Engineering Co., Inc.	30,400	776,749	(14.6)
Senko Group Holdings Co., Inc.	325,400	3,868,219	(72.9)
Seria Co., Inc.	5,400	109,632	(2.1)
Sumitomo Mitsui Construction Co., Inc.	231,600	820,824	(15.5)
Suzuken Co. Ltd.	78,900	2,850,470	(53.7)
Taikisha Ltd.	51,400	841,314	(15.9)
Tamron Co., Inc.	86,500	1,955,631	(36.9)
Tokai Rika Co., Inc.	29,500	439,361	(8.3)
Tokai Tokyo Financial Holdings, Inc.	597,800	1,974,442	(37.2)
Tosei Corp.	25,200	424,717	(8.0)
Towa Pharmaceutical Co., Inc.	21,800	404,517	(7.6)
Toyoda Gosei Co., Inc.	85,100	1,634,061	(30.8)
TS Tech Co., Inc.	8,300	93,812	(1.8)
Tsubakimoto Chain Co.	44,800	544,245	(10.3)
Ulvac, Inc.	122,400	4,151,150	(78.3)
United Urban Investment Corp.	1,209	1,272,239	(24.0)
Wacom Co., Inc.	40,300	154,274	(2.9)
YAMABIKO Corp.	21,100	315,764	(6.0)
Yamazen Corp.	44,200	434,593	(8.2)
Yaoko Co., Inc.	7,000	468,845	(8.8)
		81,402,964
Netherlands
Koninklijke BAM Groep NV	209,213	1,417,165	(26.7)
SBM Offshore NV	63,796	1,341,252	(25.3)
Wereldhave NV	7,804	147,401	(2.8)
		2,905,818
Norway
Elkem ASA	316,355	556,492	(10.5)
Wallenius Wilhelmsen ASA	83,517	605,289	(11.4)
		1,161,781
Singapore
Frasers Centrepoint Trust	1,002,010	1,735,883	(32.7)
IGG, Inc.	806,000	388,307	(7.3)
		2,124,190
Spain
Almirall SA	14,670	162,775	(3.1)
Sweden
Munters Group AB	135,119	1,729,294	(32.6)
Switzerland
International Workplace Group PLC	121,886	301,788	(5.7)
Sunrise Communications AG, Class A	205,046	11,089,592	(209.1)
		11,391,380
United Kingdom
AG Barr PLC	111,269	1,029,602	(19.4)
Balfour Beatty PLC	539,380	3,299,050	(62.2)
Chemring Group PLC	171,399	915,502	(17.3)
Deliveroo PLC	171,373	389,156	(7.3)
Empiric Student Property PLC	1,261,143	1,532,822	(28.9)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Firstgroup PLC	421,244	$969,524	(18.3)%
Gamma Communications PLC	254,568	4,525,768	(85.3)
Hunting PLC	296,938	1,024,549	(19.3)
J D Wetherspoon PLC	121,340	1,061,074	(20.0)
Just Group PLC	485,207	915,186	(17.3)
Keller Group PLC	170,678	3,250,086	(61.3)
Kier Group PLC	535,244	1,040,631	(19.6)
Mitie Group PLC	1,036,659	1,999,058	(37.7)
Morgan Sindall Group PLC	36,348	1,718,145	(32.4)
Paragon Banking Group PLC	69,870	789,327	(14.9)
Subsea 7 SA	118,413	1,792,895	(33.8)
TP ICAP Group PLC	69,525	238,745	(4.5)
		26,491,120
United States
1-800-Flowers.com, Inc., Class A	17,768	98,257	(1.9)
1st Source Corp.	2,386	143,041	(2.7)
Acadia Healthcare Co., Inc.	438,876	10,269,698	(193.6)
Accel Entertainment, Inc.	49,002	504,721	(9.5)
Allient, Inc.	12,578	268,540	(5.1)
Alpha Metallurgical Resources, Inc.	39,168	4,753,037	(89.6)
Aris Water Solutions, Inc., Class A	62,970	1,571,731	(29.6)
Arlo Technologies, Inc.	236,533	2,325,119	(43.8)
AvePoint, Inc.	73,747	1,205,763	(22.7)
Avista Corp.	96,781	4,013,508	(75.7)
Azenta, Inc.	95,675	2,520,079	(47.5)
Bandwidth, Inc., Class A	10,873	135,043	(2.5)
BlueLinx Holdings, Inc.	12,729	829,167	(15.6)
Bowman Consulting Group Ltd.	4,373	96,731	(1.8)
Broadstone Net Lease, Inc.	123,516	1,998,489	(37.7)
Brookdale Senior Living, Inc.	132,307	867,934	(16.4)
Carter’s, Inc.	24,625	813,856	(15.3)
Castle Biosciences, Inc.	37,392	749,710	(14.1)
Central Garden & Pet Co., Class A	19,043	563,101	(10.6)
Collegium Pharmaceutical, Inc.	14,531	392,264	(7.4)
ConnectOne Bancorp, Inc.	25,000	563,250	(10.6)
Core & Main, Inc., Class A	4	211	(0.0)
Coursera, Inc.	155,847	1,312,232	(24.7)
CRA International, Inc.	11,722	1,901,308	(35.8)
Deluxe Corp.	22,330	326,018	(6.1)
DHT Holdings, Inc.	150,287	1,606,568	(30.3)
El Pollo Loco Holdings, Inc.	46,458	434,382	(8.2)
Energizer Holdings, Inc.	149,503	4,042,561	(76.2)
Enhabit, Inc.	115,714	924,555	(17.4)
Enova International, Inc.	103,787	9,526,609	(179.6)
Exponent, Inc.	55,386	4,357,770	(82.2)
EZCORP, Inc., Class A	181,432	2,970,042	(56.0)
Farmland Partners, Inc.	78,334	788,040	(14.9)
First Financial Corp.	2,164	106,902	(2.0)
First Hawaiian, Inc.	67,744	1,548,628	(29.2)
Flushing Financial Corp.	18,122	216,920	(4.1)
Global Industrial Co.	16,765	430,525	(8.1)
Great Lakes Dredge & Dock Corp.	37,251	338,612	(6.4)
Green Dot Corp., Class A	204,010	1,707,564	(32.2)
Groupon, Inc.	223,412	4,068,333	(76.7)
Hackett Group, Inc.	11,967	305,637	(5.8)
Healthcare Services Group, Inc.	36,350	516,533	(9.7)
HealthStream, Inc.	17,776	597,807	(11.3)
Horizon Bancorp, Inc.	33,925	498,019	(9.4)
ICF International, Inc.	15,084	1,281,537	(24.2)
ICU Medical, Inc.	9,692	1,323,830	(25.0)
Independent Bank Corp./MI	13,762	419,191	(7.9)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
iRadimed Corp.	3,494	$183,121	(3.5)%
KinderCare Learning Cos, Inc.	56,311	690,373	(13.0)
Korn Ferry	89,374	5,514,376	(104.0)
Lancaster Colony Corp.	15,135	2,463,675	(46.5)
Leggett & Platt, Inc.	412,179	3,965,162	(74.8)
LendingClub Corp.	142,577	1,392,977	(26.3)
LendingTree, Inc.	122,735	6,331,899	(119.4)
Light & Wonder, Inc., CDI	2	169	(0.0)
LiveRamp Holdings, Inc.	17,666	462,143	(8.7)
Midland States Bancorp, Inc.	21,301	346,780	(6.5)
Monro, Inc.	38,253	533,247	(10.1)
MRC Global, Inc.	105,706	1,231,475	(23.2)
Murphy Oil Corp.	5,273	108,255	(2.0)
National Beverage Corp.	43,441	1,928,780	(36.4)
NetScout Systems, Inc.	58,027	1,219,728	(23.0)
Newell Brands, Inc.	304,349	1,454,788	(27.4)
NexPoint Residential Trust, Inc.	34,010	1,267,893	(23.9)
Oceaneering International, Inc.	331,736	5,888,314	(111.0)
OceanFirst Financial Corp.	4,807	79,604	(1.5)
Olo, Inc., Class A	520,884	3,229,481	(60.9)
OmniAb, Inc., 12.50 Earnout Shares	518	—	0.0
OmniAb, Inc., 15.00 Earnout Shares	518	—	0.0
Pacira BioSciences, Inc.	149,615	4,024,643	(75.9)
PACS Group, Inc.	55,188	531,460	(10.0)
Palomar Holdings, Inc.	4,280	620,686	(11.7)
Paramount Group, Inc.	768,073	3,295,033	(62.1)
Pebblebrook Hotel Trust	83,644	756,978	(14.3)
Pennant Group, Inc.	7,557	193,610	(3.7)
Playtika Holding Corp.	19,567	103,118	(1.9)
PRA Group, Inc.	9,013	164,938	(3.1)
Privia Health Group, Inc.	360,824	8,472,148	(159.7)
Ramaco Resources, Inc.	28,365	285,919	(5.4)
RealReal, Inc.	139,385	808,433	(15.2)
REV Group, Inc.	37,494	1,226,054	(23.1)
REX American Resources Corp.	19,877	789,514	(14.9)
Sonic Automotive, Inc., Class A	4,019	244,034	(4.6)
Spire, Inc.	145,228	11,115,751	(209.6)
Tandem Diabetes Care, Inc.	55,040	927,424	(17.5)
Tanger, Inc.	324,267	10,217,653	(192.6)
TFS Financial Corp.	73,794	956,370	(18.0)
Tutor Perini Corp.	56,639	1,215,473	(22.9)
Ultra Clean Holdings, Inc.	63,206	1,182,268	(22.3)
United States Lime & Minerals, Inc.	19,576	1,830,552	(34.5)
Univest Financial Corp.	15,577	460,145	(8.7)
Verint Systems, Inc.	71,140	1,254,910	(23.7)
Verra Mobility Corp.	20,594	448,949	(8.5)
Visteon Corp.	88,113	6,977,668	(131.6)
Vitesse Energy, Inc.	95,438	1,951,707	(36.8)
		174,581,051
Total Reference Entity — Long		367,106,418
Reference Entity — Short
Common Stocks
Australia
ALS Ltd.	(50,762)	(556,984)	10.5
Amotiv Ltd.	(64,207)	(318,379)	6.0
Bellevue Gold Ltd.	(1,085,435)	(631,906)	11.9
Boss Energy Ltd.	(1,366,198)	(2,793,444)	52.7
Brickworks Ltd.	(58,995)	(950,313)	17.9
Champion Iron Ltd.	(213,970)	(625,492)	11.8
Security	Shares	Value	% of Basket Value
Australia (continued)
Deep Yellow Ltd.	(657,107)	$(477,925)	9.0%
Lifestyle Communities Ltd.	(125,617)	(573,799)	10.8
National Storage REIT	(2,392,385)	(3,517,797)	66.3
Orora Ltd.	(741,954)	(859,644)	16.2
PEXA Group Ltd.	(29,748)	(229,208)	4.3
Qube Holdings Ltd.	(63,351)	(160,386)	3.0
Silex Systems Ltd.	(88,206)	(174,996)	3.3
Stanmore Resources Ltd.	(641,650)	(796,998)	15.1
Westgold Resources Ltd.	(56,687)	(107,690)	2.1
		(12,774,961)
Austria
Raiffeisen Bank International AG	(96,312)	(2,572,617)	48.5
Wienerberger AG	(216,829)	(7,613,277)	143.5
		(10,185,894)
Belgium
Azelis Group NV	(50,890)	(788,542)	14.9
Bekaert SA	(31,140)	(1,201,582)	22.6
KBC Ancora	(24,440)	(1,601,307)	30.2
Ontex Group NV	(29,736)	(244,110)	4.6
		(3,835,541)
Bermuda
Conduit Holdings Ltd.	(45,480)	(209,348)	3.9
Teekay Corp. Ltd.	(33,010)	(238,002)	4.5
		(447,350)
Brazil
ERO Copper Corp.	(84,761)	(1,058,744)	20.0
Karoon Energy Ltd.	(685,835)	(631,344)	11.9
		(1,690,088)
Canada
Altus Group Ltd.	(49,430)	(1,840,807)	34.7
Definity Financial Corp.	(42,083)	(2,100,487)	39.6
Docebo, Inc.	(3,636)	(113,885)	2.1
EQB, Inc.	(45,085)	(3,116,967)	58.8
First Capital Real Estate Investment Trust	(138,556)	(1,716,623)	32.4
Fortuna Mining Corp.	(17,647)	(110,086)	2.1
G Mining Ventures Corp.	(51,174)	(709,740)	13.4
Laurentian Bank of Canada	(78,332)	(1,554,594)	29.3
Pet Valu Holdings Ltd.	(103,327)	(2,144,339)	40.4
Premium Brands Holdings Corp.	(62,083)	(3,530,166)	66.6
Skeena Resources Ltd.	(169,225)	(2,022,942)	38.1
Spin Master Corp.	(49,917)	(882,763)	16.6
StorageVault Canada, Inc.	(84,625)	(231,420)	4.4
Westshore Terminals Investment Corp.	(18,012)	(332,776)	6.3
Winpak Ltd.	(38,407)	(1,189,876)	22.4
		(21,597,471)
Denmark
Cadeler A/S	(89,172)	(466,281)	8.8
Chemometec A/S	(28,671)	(2,065,688)	38.9
Ringkjoebing Landbobank A/S	(11,206)	(2,142,543)	40.4
Royal Unibrew A/S	(64,480)	(5,122,975)	96.6
Scandinavian Tobacco Group A/S	(56,521)	(822,695)	15.5
Sydbank AS	(112,319)	(7,192,947)	135.6
		(17,813,129)
France
Alten SA	(29,458)	(2,496,958)	47.1
Eramet SA	(27,913)	(1,547,728)	29.2
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Forvia SE	(84,452)	$(652,367)	12.3%
Louis Hachette Group	(133,982)	(211,248)	4.0
Vivendi SE	(1,148,906)	(3,582,817)	67.5
		(8,491,118)
Germany
Eckert & Ziegler SE	(11,375)	(777,566)	14.6
Fraport AG Frankfurt Airport Services Worldwide	(56,875)	(3,769,195)	71.1
Sixt SE	(2,042)	(194,140)	3.7
SMA Solar Technology AG	(5,124)	(88,867)	1.7
		(4,829,768)
Ireland
C&C Group PLC	(167,635)	(307,408)	5.8
Dalata Hotel Group PLC	(174,411)	(999,763)	18.8
		(1,307,171)
Israel
Enlight Renewable Energy Ltd.	(115,429)	(1,869,582)	35.3
First International Bank Of Israel Ltd.	(17,209)	(945,194)	17.8
OPC Energy Ltd.	(73,312)	(692,469)	13.1
Phoenix Financial Ltd.	(18,623)	(366,744)	6.9
SimilarWeb Ltd.	(106,469)	(802,776)	15.1
		(4,676,765)
Italy
Technoprobe SpA	(104,064)	(668,594)	12.6
Japan
ABC-Mart, Inc.	(96,500)	(1,794,705)	33.8
AEON Financial Service Co., Inc.	(670,100)	(5,545,034)	104.5
Aiful Corp.	(410,500)	(1,025,559)	19.3
Air Water, Inc.	(205,500)	(2,802,281)	52.8
Anycolor, Inc.	(16,300)	(420,275)	7.9
Appier Group, Inc.	(20,600)	(181,754)	3.4
Ariake Japan Co., Inc.	(5,800)	(243,697)	4.6
BIPROGY, Inc.	(19,900)	(649,897)	12.3
C Uyemura & Co., Inc.	(4,300)	(278,279)	5.2
Casio Computer Co., Inc.	(73,100)	(571,684)	10.8
Chiyoda Corp.	(171,000)	(409,055)	7.7
Cybozu, Inc.	(4,900)	(101,632)	1.9
Daido Steel Co., Inc.	(346,200)	(2,608,589)	49.2
Daiei Kankyo Co., Inc.	(26,400)	(540,858)	10.2
Daiwa House REIT Investment Corp.	(1,344)	(2,251,163)	42.4
Digital Garage, Inc.	(12,700)	(399,251)	7.5
Ferrotec Holdings Corp.	(42,500)	(733,736)	13.8
Freee KK	(7,600)	(214,738)	4.0
Fujita Kanko, Inc.	(14,000)	(884,299)	16.7
Fujitec Co., Inc.	(3,400)	(133,206)	2.5
Fukuoka REIT Corp.	(816)	(892,816)	16.8
Fukuyama Transporting Co., Inc.	(9,400)	(233,223)	4.4
Future Corp.	(7,900)	(99,612)	1.9
G-Tekt Corp.	(9,800)	(112,502)	2.1
Gunze Ltd.	(21,200)	(381,184)	7.2
Haseko Corp.	(42,900)	(612,724)	11.6
Hino Motors Ltd.	(225,700)	(717,696)	13.5
HIS Co., Inc.	(28,700)	(342,046)	6.5
Hokuetsu Corp.	(78,000)	(596,963)	11.3
Hokuhoku Financial Group, Inc.	(29,400)	(527,267)	9.9
Hoshino Resorts REIT, Inc.	(684)	(1,052,247)	19.8
House Foods Group, Inc.	(5,400)	(105,880)	2.0
Ichibanya Co., Inc.	(37,000)	(246,058)	4.6
Security	Shares	Value	% of Basket Value
Japan (continued)
Idec Corp.	(15,500)	$(248,327)	4.7%
Internet Initiative Japan, Inc.	(133,200)	(2,469,978)	46.6
Invincible Investment Corp.	(8,230)	(3,401,523)	64.1
Japan Investment Adviser Co., Inc.	(33,600)	(384,870)	7.3
Japan Logistics Fund, Inc.	(156)	(102,019)	1.9
Japan Metropolitan Fund Invest	(2,617)	(1,743,653)	32.9
JGC Holdings Corp.	(52,900)	(423,089)	8.0
JMDC, Inc.	(10,000)	(225,617)	4.3
JVCKenwood Corp.	(23,300)	(173,890)	3.3
Kanadevia Corp.	(101,100)	(648,451)	12.2
Kanto Denka Kogyo Co., Inc.	(64,600)	(391,855)	7.4
KOMEDA Holdings Co., Inc.	(146,700)	(2,965,380)	55.9
Konica Minolta, Inc.	(166,700)	(511,653)	9.6
Kosaido Holdings Co., Inc.	(66,900)	(231,679)	4.4
Kusuri no Aoki Holdings Co., Inc.	(14,800)	(352,475)	6.6
KYB Corp.	(18,100)	(370,000)	7.0
Matsui Securities Co., Inc.	(32,800)	(169,141)	3.2
Medley, Inc.	(12,300)	(296,744)	5.6
Megachips Corp.	(3,700)	(120,384)	2.3
Megmilk Snow Brand Co., Inc.	(5,700)	(104,810)	2.0
Mitsui E&S Co., Inc.	(113,300)	(1,445,631)	27.3
Mitsui Fudosan Logistics Park, Inc.	(1,186)	(846,516)	16.0
Mitsui-Soko Holdings Co., Inc.	(32,400)	(667,805)	12.6
Miura Co., Inc.	(61,400)	(1,307,847)	24.7
Mori Hills REIT Investment Corp.	(1,040)	(957,297)	18.1
Musashi Seimitsu Industry Co., Inc.	(135,600)	(2,332,069)	44.0
Nextage Co., Inc.	(25,200)	(314,088)	5.9
Nihon Kohden Corp.	(10,500)	(126,835)	2.4
Nippn Corp.	(67,800)	(1,068,668)	20.1
Nippon Accommodations Fund, Inc.	(36)	(29,368)	0.6
Nippon Carbon Co., Inc.	(3,600)	(105,563)	2.0
Nippon Light Metal Holdings Co., Inc.	(14,200)	(148,048)	2.8
Nippon Paper Industries Co., Inc.	(167,200)	(1,292,721)	24.4
Nippon Pillar Packing Co. Ltd.	(16,400)	(417,284)	7.9
Nipro Corp.	(18,100)	(160,397)	3.0
Nishimatsuya Chain Co., Inc.	(54,500)	(843,355)	15.9
Nitto Boseki Co., Inc.	(18,000)	(478,392)	9.0
Nitto Kogyo Corp.	(21,700)	(455,546)	8.6
Nojima Corp.	(38,300)	(688,623)	13.0
Nomura Real Estate Master Fund, Inc.	(1,591)	(1,583,933)	29.9
NPR-RIKEN Corp.	(5,100)	(84,580)	1.6
OBIC Business Consultants Co., Inc.	(16,900)	(812,409)	15.3
Ogaki Kyoritsu Bank Ltd.	(8,700)	(141,190)	2.7
Ohsho Food Service Corp.	(28,000)	(633,382)	11.9
OKUMA Corp.	(11,500)	(258,365)	4.9
Osaka Soda Co., Inc.	(39,900)	(415,958)	7.8
Osaka Steel Co., Inc.	(1,100)	(18,467)	0.3
OSG Corp.	(10,000)	(118,869)	2.2
Park24 Co., Inc.	(54,700)	(775,001)	14.6
Penta-Ocean Construction Co., Inc.	(55,500)	(318,383)	6.0
Piolax, Inc.	(23,100)	(354,197)	6.7
Pola Orbis Holdings, Inc.	(15,900)	(145,978)	2.8
Relo Group, Inc.	(3,000)	(39,640)	0.7
Rengo Co., Inc.	(117,300)	(654,827)	12.3
Riken Keiki Co., Inc.	(17,100)	(318,910)	6.0
Roland Corp.	(8,300)	(184,254)	3.5
Sangetsu Corp.	(93,400)	(1,899,648)	35.8
Sansan, Inc.	(85,200)	(1,163,951)	21.9
Senshu Ikeda Holdings, Inc.	(85,300)	(281,682)	5.3
Septeni Holdings Co., Inc.	(171,800)	(439,730)	8.3
Seven Bank Ltd.	(934,000)	(1,680,753)	31.7

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Shiga Bank Ltd.	(9,800)	$(394,059)	7.4%
Simplex Holdings, Inc.	(8,600)	(182,024)	3.4
SKY Perfect JSAT Holdings, Inc.	(14,500)	(117,220)	2.2
Sotetsu Holdings, Inc.	(83,800)	(1,277,685)	24.1
Stanley Electric Co., Inc.	(15,600)	(292,327)	5.5
Sumitomo Pharma Co., Inc.	(29,500)	(162,834)	3.1
Sundrug Co., Inc.	(7,900)	(263,246)	5.0
Takara Leben Real Estate Investment Corp	(1,117)	(664,886)	12.5
Teijin Ltd.	(13,000)	(109,001)	2.1
Toho Bank Ltd.	(85,800)	(211,632)	4.0
Tokuyama Corp.	(40,300)	(822,620)	15.5
Tokyo Steel Manufacturing Co., Inc.	(24,000)	(271,363)	5.1
TOMONY Holdings, Inc.	(51,500)	(197,344)	3.7
Toyo Construction Co., Inc.	(36,200)	(339,562)	6.4
Tsuburaya Fields Holdings, Inc.	(22,000)	(287,196)	5.4
Visional, Inc.	(115,100)	(6,963,398)	131.3
Welcia Holdings Co., Inc.	(6,800)	(119,892)	2.3
West Holdings Corp.	(30,300)	(335,487)	6.3
Workman Co., Inc.	(14,900)	(469,512)	8.9
Yamada Holdings Co., Inc.	(56,700)	(182,732)	3.4
Yamaha Corp.	(46,000)	(336,211)	6.3
Yamato Kogyo Co., Inc.	(17,600)	(1,048,056)	19.8
Yodogawa Steel Works Ltd.	(10,700)	(433,222)	8.2
Yonex Co., Inc.	(43,400)	(710,144)	13.4
		(85,247,261)
Luxembourg
RTL Group SA	(14,341)	(588,132)	11.1
Netherlands
AMG Critical Materials NV	(56,439)	(1,005,941)	19.0
OCI NV	(6,804)	(56,532)	1.1
TKH Group NV	(35,527)	(1,403,677)	26.4
		(2,466,150)
New Zealand
Fletcher Building Ltd.	(456,148)	(820,729)	15.5
Norway
Crayon Group Holding ASA	(169,371)	(2,028,611)	38.3
FLEX LNG Ltd.	(26,624)	(628,060)	11.8
MPC Container Ships ASA	(87,185)	(128,221)	2.4
Protector Forsikring ASA	(26,320)	(926,344)	17.5
Schibsted ASA, Class A	(133,204)	(4,053,770)	76.4
TOMRA Systems ASA	(154,435)	(2,436,562)	45.9
		(10,201,568)
Peru
Hochschild Mining PLC	(140,822)	(530,293)	10.0
Portugal
REN - Redes Energeticas Nacionais SGPS SA	(280,450)	(920,486)	17.4
Singapore
Capitaland India Trust	(165,600)	(123,549)	2.3
Frasers Logistics & Commercial Trust	(1,317,300)	(903,586)	17.1
Suntec Real Estate Investment Trust	(240,900)	(212,393)	4.0
		(1,239,528)
Spain
Acerinox SA	(339,481)	(3,836,571)	72.3
Puig Brands SA, Class B	(55,554)	(1,040,182)	19.6
Vidrala SA	(8,194)	(893,129)	16.9
Viscofan SA	(10,792)	(778,551)	14.7
		(6,548,433)
Security	Shares	Value	% of Basket Value
Sweden
Alleima AB	(315,956)	$(2,484,149)	46.8%
Bravida Holding AB	(131,035)	(1,248,608)	23.5
Catena AB	(4,110)	(193,484)	3.6
Clas Ohlson AB	(66,644)	(1,887,895)	35.6
Dometic Group AB	(342,851)	(1,236,061)	23.3
Elekta AB	(933,102)	(4,751,469)	89.6
Hexatronic Group AB	(39,157)	(103,616)	2.0
Hms Networks Ab	(15,290)	(685,360)	12.9
Hufvudstaden AB	(68,434)	(833,244)	15.7
Paradox Interactive AB	(39,674)	(777,841)	14.7
Sdiptech AB, Class B	(5,816)	(130,252)	2.5
Thule Group AB	(78,778)	(1,795,659)	33.9
Wallenstam AB	(376,494)	(1,861,519)	35.1
		(17,989,157)
Switzerland
Comet Holding AG, Registered Shares	(3,134)	(809,130)	15.2
Daetwyler Holding AG	(4,664)	(673,438)	12.7
Garrett Motion, Inc.	(47,374)	(436,788)	8.2
Interroll Holding AG, Registered Shares	(232)	(509,153)	9.6
VZ Holding AG	(323)	(66,650)	1.3
		(2,495,159)
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(1,188,209)	(1,071,087)	20.2
Auction Technology Group PLC	(121,416)	(943,359)	17.8
Baltic Classifieds Group PLC	(6,942)	(31,487)	0.6
Close Brothers Group PLC	(224,436)	(976,005)	18.4
Future PLC	(23,069)	(219,389)	4.1
Home Reit PLC	(319,295)	(42,553)	0.8
Ibstock PLC	(480,059)	(1,151,595)	21.7
Jupiter Fund Management PLC	(157,830)	(152,286)	2.9
Marshalls PLC	(552,293)	(2,068,276)	39.0
Mobico Group PLC	(892,065)	(370,420)	7.0
Moonpig Group PLC	(451,567)	(1,382,036)	26.0
Renew Holdings PLC	(18,314)	(185,377)	3.5
SigmaRoc PLC	(153,986)	(186,501)	3.5
Spectris PLC	(90,851)	(2,432,109)	45.8
Travis Perkins PLC	(462,490)	(3,452,288)	65.1
Watches of Switzerland Group PLC	(521,344)	(2,480,453)	46.8
Yellow Cake PLC	(134,153)	(772,345)	14.6
		(17,917,566)
United States
ACCO Brands Corp.	(96,437)	(372,247)	7.0
AdaptHealth Corp.	(36,128)	(307,449)	5.8
Adeia, Inc.	(37,515)	(461,810)	8.7
AdvanSix, Inc.	(7,551)	(161,742)	3.1
Alexander & Baldwin, Inc.	(7,817)	(134,296)	2.5
Amerant Bancorp, Inc.	(12,577)	(211,797)	4.0
American Superconductor Corp.	(2,189)	(43,452)	0.8
AMERISAFE, Inc.	(4,155)	(193,166)	3.6
Apollo Commercial Real Estate Finance, Inc.	(87,730)	(822,030)	15.5
Applied Optoelectronics, Inc.	(136,032)	(1,739,849)	32.8
Arbor Realty Trust, Inc.	(15,868)	(182,958)	3.5
Arko Corp.	(28,905)	(116,343)	2.2
ARMOUR Residential REIT, Inc.	(381,722)	(6,286,961)	118.5
Atlantic Union Bankshares Corp.	(183,741)	(5,089,626)	96.0
Avadel Pharmaceuticals PLC	(147,770)	(1,313,675)	24.8
Baldwin Insurance Group, Inc.	(39,851)	(1,658,599)	31.3
Banner Corp.	(3,811)	(233,005)	4.4
Blackstone Mortgage Trust, Inc., Class A	(604,364)	(11,513,134)	217.1
Blue Bird Corp.	(60,774)	(2,119,189)	40.0
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Boston Omaha Corp., Class A	(42,095)	$(653,735)	12.3%
Buckle, Inc.	(49,843)	(1,732,543)	32.7
Business First Bancshares, Inc.	(5,534)	(127,559)	2.4
Calumet, Inc.	(146,075)	(1,548,395)	29.2
CECO Environmental Corp.	(24,593)	(585,067)	11.0
Certara, Inc.	(27,659)	(383,354)	7.2
Cheesecake Factory, Inc.	(2,679)	(134,941)	2.5
Chesapeake Utilities Corp.	(5,826)	(767,109)	14.5
Clearwater Analytics Holdings, Inc., Class A	(93,373)	(2,123,302)	40.0
CNO Financial Group, Inc.	(29,548)	(1,121,051)	21.1
Coastal Financial Corp.	(5,108)	(419,622)	7.9
Coeur Mining, Inc.	(259,408)	(1,439,714)	27.1
Community Healthcare Trust, Inc.	(4,109)	(70,182)	1.3
Crescent Energy Co., Class A	(567,792)	(4,701,318)	88.6
CTS Corp.	(3,603)	(137,202)	2.6
Cushman & Wakefield PLC	(17,701)	(165,858)	3.1
Customers Bancorp, Inc.	(11,569)	(578,450)	10.9
Cytek Biosciences, Inc.	(25,007)	(92,776)	1.7
Daktronics, Inc.	(56,559)	(717,734)	13.5
Dana, Inc.	(42,020)	(577,355)	10.9
Dave, Inc.	(11,152)	(1,057,433)	19.9
Dine Brands Global, Inc.	(28,947)	(576,335)	10.9
Easterly Government Properties, Inc.	(63,274)	(1,276,237)	24.1
Eastern Bankshares, Inc.	(11,427)	(170,491)	3.2
Embecta Corp.	(48,630)	(592,800)	11.2
Employers Holdings, Inc.	(5,080)	(246,837)	4.7
Enovix Corp.	(76,774)	(514,386)	9.7
Excelerate Energy, Inc., Class A	(6,736)	(172,307)	3.2
First Commonwealth Financial Corp.	(73,859)	(1,131,520)	21.3
First Community Bankshares, Inc.	(9,534)	(359,241)	6.8
Genworth Financial, Inc.	(135,456)	(929,228)	17.5
Guess?, Inc.	(169,839)	(1,910,689)	36.0
Hawkins, Inc.	(2,068)	(251,841)	4.7
HighPeak Energy, Inc.	(1,299)	(10,405)	0.2
Hope Bancorp, Inc.	(9,349)	(93,210)	1.8
IAC, Inc.	(173,233)	(6,052,761)	114.1
Invesco Mortgage Capital, Inc.	(21,623)	(158,497)	3.0
KKR Real Estate Finance Trust, Inc.	(54,229)	(501,618)	9.5
Leonardo DRS, Inc.	(26,339)	(973,489)	18.4
Limbach Holdings, Inc.	(1,624)	(155,482)	2.9
Lions Gate Entertainment Corp., Class B	(16,982)	(135,516)	2.6
LXP Industrial Trust	(36,097)	(284,805)	5.4
Macerich Co.	(563,201)	(8,256,527)	155.7
MarineMax, Inc.	(5,579)	(119,725)	2.3
Medical Properties Trust, Inc.	(310,552)	(1,714,247)	32.3
Merchants Bancorp.	(13,068)	(393,085)	7.4
MeridianLink, Inc.	(70,922)	(1,199,291)	22.6
Metallus, Inc.	(40,426)	(511,389)	9.6
Metropolitan Bank Holding Corp.	(2,890)	(178,978)	3.4
Middlesex Water Co.	(14,500)	(915,240)	17.3
MidWestOne Financial Group, Inc.	(4,184)	(116,064)	2.2
Mitek Systems, Inc.	(247,550)	(2,049,714)	38.6
NBT Bancorp, Inc.	(23,841)	(1,009,428)	19.0
Neogen Corp.	(167,596)	(846,360)	16.0
Newmark Group, Inc., Class A	(11,808)	(129,770)	2.4
NextDecade Corp.	(5,204)	(38,926)	0.7
nLight, Inc.	(76,249)	(587,880)	11.1
Oklo, Inc.	(114,781)	(2,724,901)	51.4
OrthoPediatrics Corp.	(4,467)	(93,003)	1.8
Owens & Minor, Inc.	(28,173)	(198,901)	3.8
Pathward Financial, Inc.	(450)	(35,717)	0.7
Security	Shares	Value	% of Basket Value
United States (continued)
Payoneer Global, Inc.	(94,574)	$(664,855)	12.5%
PC Connection, Inc.	(17,700)	(1,098,108)	20.7
Pitney Bowes, Inc.	(104,876)	(910,324)	17.2
Playa Hotels & Resorts NV	(170,777)	(2,291,827)	43.2
Portillo’s, Inc., Class A	(463,788)	(4,795,568)	90.4
PotlatchDeltic Corp.	(60,410)	(2,319,140)	43.7
Radius Recycling, Inc.	(56,948)	(1,670,285)	31.5
RCI Hospitality Holdings, Inc.	(13,755)	(545,798)	10.3
Ready Capital Corp.	(135,870)	(604,621)	11.4
Redwire Corp.	(139,403)	(1,502,764)	28.3
Redwood Trust, Inc.	(21,176)	(131,503)	2.5
Rumble, Inc.	(14,219)	(109,771)	2.1
Selectquote, Inc.	(31,602)	(100,178)	1.9
Sensata Technologies Holding PLC	(9,491)	(203,107)	3.8
SiTime Corp.	(21,812)	(3,203,310)	60.4
Smith Douglas Homes Corp.	(3,235)	(62,921)	1.2
SoundHound AI, Inc., Class A	(92,751)	(861,657)	16.2
Summit Hotel Properties, Inc.	(31,956)	(130,061)	2.5
Sun Country Airlines Holdings, Inc.	(10,936)	(107,173)	2.0
Sunstone Hotel Investors, Inc.	(108,922)	(908,409)	17.1
Sweetgreen, Inc., Class A	(510,774)	(9,949,878)	187.6
Tarsus Pharmaceuticals, Inc.	(5,135)	(266,558)	5.0
Towne Bank	(21,087)	(694,817)	13.1
Triumph Financial, Inc.	(9,460)	(505,353)	9.5
Trupanion, Inc.	(16,366)	(598,996)	11.3
Trustmark Corp.	(4,444)	(149,096)	2.8
Universal Logistics Holdings, Inc.	(8,319)	(180,855)	3.4
Viavi Solutions, Inc.	(22,197)	(234,844)	4.4
Vimeo, Inc.	(75,826)	(382,163)	7.2
Vishay Intertechnology, Inc.	(116,386)	(1,511,854)	28.5
VSE Corp.	(48,832)	(5,592,241)	105.4
WaVe Life Sciences Ltd.	(14,231)	(109,863)	2.1
Westrock Coffee Co.	(8,636)	(50,089)	0.9
White Mountains Insurance Group Ltd.	(1,295)	(2,288,848)	43.2
XPEL, Inc.	(24,724)	(708,095)	13.4
Xponential Fitness, Inc., Class A	(156,227)	(1,307,620)	24.7
York Water Co.	(15,508)	(545,882)	10.3
Zeta Global Holdings Corp., Class A	(8,940)	(116,756)	2.2
		(137,128,057)
Total Reference Entity — Short		(372,410,369)
Net Value of Reference Entity — Bank of America N.A.		$(5,303,951)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/16/28 – 02/17/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	137,143	$934,631	2.5%
ANZ Group Holdings Ltd.	303,124	5,796,415	15.6
South32 Ltd.	1,935,455	3,335,360	8.9
		10,066,406
Canada
Algonquin Power & Utilities Corp.	153,228	825,826	2.2
Canadian Tire Corp. Ltd., Class A	18,827	2,060,509	5.5

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
CGI, Inc.	163,460	$17,332,499	46.5%
FirstService Corp.	12,666	2,223,027	6.0
Keyera Corp.	63,878	1,982,692	5.3
Pembina Pipeline Corp.	116,079	4,437,374	11.9
Power Corp. of Canada	336,471	12,735,425	34.1
		41,597,352
China
Budweiser Brewing Co APAC Ltd.	1,525,600	1,611,991	4.3
Prosus NV	87,272	4,091,712	11.0
		5,703,703
France
Gaztransport Et Technigaz SA	8,113	1,322,442	3.5
LVMH Moet Hennessy Louis Vuitton SE	4,511	2,498,775	6.7
Orange SA	1,765,367	25,612,020	68.7
Thales SA	22,900	6,414,801	17.2
Vallourec SACA	6,406	118,400	0.3
		35,966,438
Germany
E.ON SE	676,373	11,829,487	31.7
Knorr-Bremse AG	19,670	1,950,807	5.2
RWE AG	99,442	3,861,745	10.4
Vonovia SE	337,911	11,208,540	30.1
		28,850,579
Hong Kong
WH Group Ltd.	5,861,500	5,241,396	14.1
Israel
Nova Ltd.	1,738	341,013	0.9
Wix.com Ltd.	12,622	2,140,565	5.8
		2,481,578
Italy
Leonardo SpA	25,658	1,333,916	3.6
Saipem SpA	4,949,823	11,433,940	30.6
		12,767,856
Japan
AGC, Inc.	102,800	3,209,610	8.6
Amada Co., Inc.	487,300	4,879,348	13.1
Daito Trust Construction Co., Inc.	54,900	6,112,403	16.4
Daiwa House Industry Co., Inc.	128,800	4,660,360	12.5
ENEOS Holdings, Inc.	136,400	656,661	1.8
Fukuoka Financial Group, Inc.	92,000	2,430,664	6.5
Hitachi Ltd.	52,700	1,302,508	3.5
J Front Retailing Co., Inc.	5,300	64,873	0.2
Japan Post Bank Co., Inc.	793,100	8,154,609	21.9
Japan Post Insurance Co., Inc.	40,600	816,188	2.2
Komatsu Ltd.	77,100	2,229,698	6.0
NEC Corp.	191,900	4,671,387	12.5
Nexon Co., Inc.	35,600	558,552	1.5
Obayashi Corp.	280,800	4,356,661	11.7
Skylark Holdings Co., Inc.	155,400	3,225,208	8.7
Sony Group Corp.	320,400	8,453,044	22.7
Sumitomo Mitsui Trust Group, Inc.	125,400	3,102,237	8.3
Takeda Pharmaceutical Co., Inc.	319,700	9,670,478	25.9
TDK Corp.	591,900	6,316,427	16.9
Tohoku Electric Power Co., Inc.	83,900	602,952	1.6
Security	Shares	Value	% of Basket Value
Japan (continued)
Tosoh Corp.	11,600	$163,522	0.4%
Toyota Tsusho Corp.	222,300	4,417,706	11.8
		80,055,096
Mexico
Fresnillo PLC	41,013	549,679	1.5
Netherlands
Argenx SE	5,816	3,759,749	10.1
New Zealand
Xero Ltd.	28,066	2,955,717	7.9
Sweden
AddTech AB	5,027	169,121	0.4
Industrivarden AB	2,727	95,763	0.3
Trelleborg AB	3,958	136,478	0.4
		401,362
Switzerland
On Holding AG, Class A	46,110	2,218,352	5.9
United Kingdom
Admiral Group PLC	62,142	2,702,709	7.2
AstraZeneca PLC	9,090	1,302,295	3.5
ConvaTec Group PLC	845,113	2,938,170	7.9
InterContinental Hotels Group PLC	24,287	2,591,664	7.0
International Consolidated Airlines Group SA	967,225	3,360,591	9.0
Man Group PLC	13	28	0.0
MONY Group PLC	1	3	0.0
Pearson PLC	205,120	3,288,327	8.8
St James’s Place PLC	99,738	1,257,232	3.4
Tesco PLC	1,898,605	9,396,199	25.2
		26,837,218
United States
Advanced Drainage Systems, Inc.	7,773	882,158	2.4
Allison Transmission Holdings, Inc.	9,353	862,721	2.3
Allstate Corp.	22,667	4,496,906	12.1
Altria Group, Inc.	287,450	17,002,668	45.6
Amdocs Ltd.	42,830	3,793,881	10.2
Analog Devices, Inc.	42,391	8,262,854	22.2
Apple, Inc.	25,186	5,352,025	14.4
Cal-Maine Foods, Inc.	47,136	4,401,088	11.8
Chewy, Inc., Class A	22,083	828,113	2.2
Cirrus Logic, Inc.	47,490	4,560,940	12.2
Clearwater Analytics Holdings, Inc., Class A	63,402	1,441,761	3.9
CRH PLC	53,218	5,078,062	13.6
Delta Air Lines, Inc.	22,035	917,317	2.5
Dover Corp.	24,161	4,123,075	11.1
DT Midstream, Inc.	23,142	2,249,402	6.0
Duke Energy Corp.	82,841	10,108,259	27.1
Elastic NV	137,329	11,837,760	31.7
Element Solutions, Inc.	9,735	198,691	0.5
EMCOR Group, Inc.	6,376	2,554,863	6.9
Equinix, Inc.	31,450	27,070,587	72.6
Essent Group Ltd.	153,569	8,742,683	23.4
Flowserve Corp.	43,672	1,975,285	5.3
FNB Corp/PA	102,269	1,338,701	3.6
Garmin Ltd.	15,224	2,844,909	7.6
Global Payments, Inc.	42,488	3,242,259	8.7
Globe Life, Inc.	88,113	10,867,857	29.1
Hologic, Inc.	64,929	3,778,868	10.1
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Huntington Bancshares Inc.	247,962	$3,602,888	9.7%
Interactive Brokers Group, Inc., Class A	13,238	2,274,950	6.1
IQVIA Holdings, Inc.	29,250	4,535,798	12.2
Jacobs Solutions, Inc.	44,136	5,464,037	14.7
Kimco Realty Corp.	36,033	719,939	1.9
Labcorp Holdings, Inc.	55,117	13,283,748	35.6
M&T Bank Corp.	27,558	4,678,246	12.5
Marvell Technology, Inc.	299,297	17,469,966	46.8
Medtronic PLC	13,665	1,158,245	3.1
MetLife, Inc.	15,773	1,188,811	3.2
Microchip Technology, Inc.	104,497	4,815,222	12.9
Nasdaq, Inc.	12,358	941,803	2.5
Natera, Inc.	15,952	2,407,635	6.5
Okta, Inc.	13,018	1,460,099	3.9
Pegasystems, Inc.	14,064	1,295,013	3.5
QUALCOMM, Inc.	56,203	8,343,897	22.4
Reinsurance Group of America, Inc.	10,454	1,958,139	5.2
Synovus Financial Corp.	21,343	924,579	2.5
TopBuild Corp.	2,010	594,478	1.6
Trade Desk, Inc., Class A	85,666	4,594,268	12.3
TransUnion	19,243	1,596,399	4.3
Trimble, Inc.	25,298	1,572,018	4.2
Truist Financial Corp.	372,510	14,282,033	38.3
Vertiv Holdings Co., Class A	64,805	5,533,051	14.8
VF Corp.	203,376	2,416,107	6.5
Walt Disney Co.	89,697	8,157,942	21.9
WEX, Inc.	48,282	6,294,524	16.9
		270,377,528
Total Reference Entity — Long		529,830,009
Reference Entity — Short
Common Stocks
Australia
APA Group	(113,161)	(595,450)	(1.6)
Lottery Corp. Ltd.	(6,885)	(22,944)	(0.1)
Origin Energy Ltd.	(13,404)	(91,362)	(0.3)
QBE Insurance Group Ltd.	(5,703)	(78,815)	(0.2)
SGH Ltd.	(62)	(2,028)	(0.0)
Sigma Healthcare Ltd.	(1,102,898)	(2,128,231)	(5.7)
Stockland	(56,084)	(197,092)	(0.5)
Vicinity Ltd.	(145,536)	(220,102)	(0.6)
		(3,336,024)
Belgium
D’ieteren Group	(24,497)	(4,892,072)	(13.1)
Canada
AltaGas Ltd.	(217,184)	(6,427,613)	(17.2)
Brookfield Corp.	(4,463)	(239,758)	(0.7)
Capstone Copper Corp.	(361,878)	(1,742,978)	(4.7)
Metro, Inc.	(10,265)	(791,059)	(2.1)
Quebecor, Inc., Class B	(33,070)	(907,230)	(2.4)
		(10,108,638)
China
Wharf Holdings Ltd..	(27,000)	(67,821)	(0.2)
Yangzijiang Shipbuilding Holdings Ltd.	(1,550,000)	(2,655,093)	(7.1)
		(2,722,914)
Security	Shares	Value	% of Basket Value
Denmark
Carlsberg AS, Class B	(35,128)	$(4,786,318)	(12.8)%
Novonesis Novozymes B, Class B	(54,743)	(3,555,959)	(9.5)
Zehnder Group AG	(22,456)	(1,588,225)	(4.3)
(9,930,502)
Finland
Neste OYJ	(61,645)	(639,464)	(1.7)
UPM-Kymmene OYJ	(368,825)	(9,768,736)	(26.2)
(10,408,200)
France
Aeroports de Paris SA	(25,006)	(3,126,919)	(8.4)
Bouygues SA	(74,855)	(3,290,274)	(8.8)
Nexans SA	(3,663)	(402,411)	(1.1)
Rexel SA	(102,942)	(2,860,102)	(7.7)
Sartorius Stedim Biotech	(50,006)	(11,800,962)	(31.6)
Teleperformance SE	(22,521)	(2,469,541)	(6.6)
Vinci SA	(27,757)	(3,898,951)	(10.5)
(27,849,160)
Germany
BASF SE	(96,233)	(4,914,567)	(13.2)
Heidelberg Materials AG	(1,788)	(357,445)	(1.0)
Renk Group AG	(30,473)	(1,835,820)	(4.9)
(7,107,832)
Hong Kong
Hang Seng Bank Ltd.	(431,900)	(6,028,798)	(16.2)
Hong Kong & China Gas Co., Inc.	(2,860,000)	(2,573,352)	(6.9)
MTR Corp. Ltd.	(864,000)	(2,982,810)	(8.0)
Power Assets Holdings Ltd.	(236,500)	(1,564,021)	(4.2)
Prudential PLC	(934,100)	(9,932,075)	(26.6)
(23,081,056)
Ireland
Accenture PLC, Class A	(4,736)	(1,416,775)	(3.8)
Kingspan Group PLC	(84,903)	(7,164,490)	(19.2)
(8,581,265)
Israel
ICL Group Ltd.	(38,378)	(256,189)	(0.7)
Israel Discount Bank Ltd., Class A	(218,756)	(1,633,994)	(4.4)
Mizrahi Tefahot Bank Ltd.	(20,114)	(1,018,523)	(2.7)
Oddity Tech Ltd., Class A	(29,813)	(1,831,711)	(4.9)
(4,740,417)
Italy
Iveco Group NV	(81,156)	(1,296,556)	(3.5)
Nexi SpA	(204,225)	(1,192,890)	(3.2)
Poste Italiane SpA	(60,477)	(1,227,514)	(3.3)
Ryanair Holdings PLC	(6,372)	(151,682)	(0.4)
(3,868,642)
Japan
Asics Corp.	(343,000)	(7,372,457)	(19.8)
Bandai Namco Holdings, Inc.	(103,200)	(3,586,460)	(9.6)
BayCurrent, Inc.	(49,900)	(2,688,790)	(7.2)
Bridgestone Corp.	(80,500)	(3,366,120)	(9.0)
Capcom Co., Inc.	(160,400)	(4,643,661)	(12.5)
Central Japan Railway Co.	(102,700)	(2,161,204)	(5.8)
Chugai Pharmaceutical Co., Inc.	(10,400)	(599,139)	(1.6)
Cosmos Pharmaceutical Corp.	(17,700)	(1,138,811)	(3.1)
Daifuku Co., Inc.	(95,800)	(2,534,338)	(6.8)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Daiichi Sankyo Co., Inc.	(212,400)	$(5,433,322)	(14.6)%
Fast Retailing Co., Inc.	(4,800)	(1,578,935)	(4.2)
Food & Life Cos. Ltd.	(43,500)	(1,609,726)	(4.3)
Fujikura Ltd.	(59,200)	(2,202,647)	(5.9)
Furukawa Electric Co., Inc.	(10,000)	(315,816)	(0.8)
Harmonic Drive Systems, Inc.	(5,900)	(138,695)	(0.4)
Hoya Corp.	(74,000)	(8,707,290)	(23.4)
IHI Corp.	(8,700)	(681,490)	(1.8)
ITOCHU Corp.	(125,500)	(6,418,438)	(17.2)
Japan Steel Works Ltd.	(33,000)	(1,359,770)	(3.6)
Kadokawa Corp.	(49,900)	(1,341,954)	(3.6)
Kajima Corp.	(64,800)	(1,547,271)	(4.2)
Kansai Paint Co., Inc.	(9,600)	(144,704)	(0.4)
Kawasaki Kisen Kaisha Ltd.	(22,600)	(309,943)	(0.8)
Kikkoman Corp.	(14,900)	(145,859)	(0.4)
Kobe Bussan Co., Inc.	(60,100)	(1,836,664)	(4.9)
Kokusai Electric Corp.	(1,600)	(29,544)	(0.1)
Kose Corp.	(1,200)	(51,757)	(0.1)
Kyushu Railway Co.	(45,300)	(1,172,424)	(3.1)
M3, Inc.	(51,600)	(646,682)	(1.7)
Makita Corp.	(34,800)	(1,017,693)	(2.7)
Marubeni Corp.	(27,700)	(491,084)	(1.3)
Maruwa Co. Ltd.	(1,700)	(349,565)	(0.9)
Mitsubishi Heavy Industries Ltd.	(269,100)	(5,304,726)	(14.2)
Nintendo Co., Inc.	(53,200)	(4,416,664)	(11.8)
Nippon Paint Holdings Co., Inc.	(218,100)	(1,661,653)	(4.5)
Nitori Holdings Co., Inc.	(14,200)	(1,689,583)	(4.5)
Oracle Corp. Japan	(2,600)	(312,576)	(0.8)
Osaka Gas Co., Inc.	(59,600)	(1,511,340)	(4.1)
Rakus Co., Inc.	(52,500)	(797,727)	(2.1)
Renesas Electronics Corp.	(123,700)	(1,451,651)	(3.9)
Ryohin Keikaku Co., Inc.	(139,600)	(4,718,556)	(12.7)
SCSK Corp.	(53,000)	(1,386,237)	(3.7)
Seibu Holdings, Inc.	(22,400)	(541,378)	(1.5)
SG Holdings Co., Inc.	(76,400)	(804,465)	(2.2)
Shizuoka Financial Group, Inc.	(8,900)	(98,902)	(0.3)
SoftBank Group Corp.	(131,300)	(6,639,793)	(17.8)
Sumitomo Electric Industries Ltd.	(75,400)	(1,211,934)	(3.3)
Sumitomo Metal Mining Co., Inc.	(64,800)	(1,437,719)	(3.9)
Sumitomo Realty & Development Co., Inc.	(5,900)	(219,753)	(0.6)
Suzuki Motor Corp.	(82,000)	(982,660)	(2.6)
Taiheiyo Cement Corp.	(93,400)	(2,514,829)	(6.7)
Taisei Corp.	(3,100)	(168,088)	(0.5)
TIS, Inc.	(29,200)	(842,805)	(2.3)
Toho Co., Ltd.	(23,400)	(1,335,940)	(3.6)
Tokyo Electric Power Co Holdings, Inc.	(59,700)	(182,631)	(0.5)
Tokyo Metro Co., Inc.	(7,900)	(100,101)	(0.3)
Tokyo Ohka Kogyo Co., Inc.	(25,400)	(558,797)	(1.5)
Tokyo Seimitsu Co., Inc.	(5,000)	(279,015)	(0.7)
TOPPAN Holdings, Inc.	(6,800)	(190,893)	(0.5)
Toyo Suisan Kaisha Ltd.	(10,900)	(704,639)	(1.9)
Trend Micro, Inc.	(12,300)	(882,532)	(2.4)
Yakult Honsha Co., Inc.	(4,200)	(86,276)	(0.2)
Yamaha Motor Co., Inc.	(10,900)	(85,606)	(0.2)
Yamato Holdings Co., Inc.	(26,800)	(380,500)	(1.0)
Yamazaki Baking Co., Inc.	(14,800)	(354,290)	(1.0)
Yokogawa Electric Corp.	(37,700)	(815,833)	(2.2)
Zensho Holdings Co., Inc.	(27,100)	(1,674,599)	(4.5)
(111,966,944)
Security	Shares	Value	% of Basket Value
Netherlands
IMCD NV	(20,681)	$(2,750,173)	(7.4)%
JDE Peet’s NV	(23,207)	(561,816)	(1.5)
NXP Semiconductors NV	(8,590)	(1,583,223)	(4.2)
(4,895,212)
Norway
Telenor ASA	(12,405)	(186,323)	(0.5)
Portugal
Galp Energia SGPS SA	(288,238)	(4,465,894)	(12.0)
Singapore
Oversea-Chinese Banking Corp. Ltd.	(1,380,900)	(17,089,692)	(45.8)
Sembcorp Industries Ltd.	(361,600)	(1,829,034)	(4.9)
(18,918,726)
Spain
Banco Santander SA	(1,367,190)	(9,626,194)	(25.8)
Cellnex Telecom SA	(52,236)	(2,113,957)	(5.7)
EDP Renovaveis SA	(130,115)	(1,218,495)	(3.3)
Repsol SA	(1,056,314)	(12,912,030)	(34.6)
(25,870,676)
Sweden
Epiroc AB, Class B	(28,664)	(562,146)	(1.5)
Hexagon AB	(365,310)	(3,555,402)	(9.5)
L E Lundbergforetagen AB	(12,349)	(651,583)	(1.8)
Skandinaviska Enskilda Banken AB, Class A	(1,235,920)	(19,611,171)	(52.6)
Svenska Cellulosa AB SCA, Class B	(228,760)	(2,957,993)	(7.9)
Svenska Handelsbanken AB	(422,111)	(5,525,353)	(14.8)
(32,863,648)
United Kingdom
BT Group PLC	(572,732)	(1,329,286)	(3.6)
JD Sports Fashion PLC	(1,451,873)	(1,528,540)	(4.1)
LondonMetric Property PLC	(1,150,897)	(2,952,868)	(7.9)
Schroders PLC	(47,842)	(210,800)	(0.6)
Segro PLC	(369,338)	(3,359,740)	(9.0)
UNITE Group PLC/The	(247,559)	(2,844,212)	(7.6)
Whitbread PLC	(53,202)	(1,847,760)	(5.0)
(14,073,206)
United States
3M Co.	(9,733)	(1,352,011)	(3.6)
Affirm Holdings, Inc.	(26,661)	(1,326,651)	(3.6)
Aflac, Inc.	(1,531)	(166,389)	(0.4)
AST SpaceMobile, Inc.	(12,464)	(289,289)	(0.8)
Berkshire Hathaway, Inc., Class B	(795)	(423,934)	(1.1)
Broadcom, Inc.	(6,693)	(1,288,202)	(3.5)
Brown & Brown, Inc.	(28,481)	(3,149,999)	(8.4)
Champion Homes, Inc.	(37,539)	(3,247,123)	(8.7)
Choice Hotels International, Inc.	(8,508)	(1,072,944)	(2.9)
Chubb Ltd.	(7,884)	(2,255,455)	(6.0)
Cigna Group	(6,706)	(2,280,308)	(6.1)
Cloudflare, Inc., Class A	(21,665)	(2,616,699)	(7.0)
Coinbase Global, Inc., Class A	(5,975)	(1,212,268)	(3.3)
ConocoPhillips	(6,803)	(606,283)	(1.6)
Coty, Inc., Class A	(320,859)	(1,620,338)	(4.3)
Eastman Chemical Co.	(22,256)	(1,713,712)	(4.6)
Ensign Group, Inc.	(11,188)	(1,443,140)	(3.9)
ExlService Holdings, Inc.	(13,503)	(654,625)	(1.8)
FirstEnergy Corp.	(225,391)	(9,664,766)	(25.9)
Goldman Sachs Group, Inc.	(6,441)	(3,526,770)	(9.5)
GSK PLC	(240,659)	(4,760,884)	(12.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Haleon PLC	(3,949,522)	$(19,873,482)	(53.3)%
HubSpot, Inc.	(1,431)	(875,057)	(2.3)
Insmed, Inc.	(14,450)	(1,040,400)	(2.8)
International Paper Co. PA	(6,147)	(279,632)	(0.7)
Klaviyo, Inc., Class A	(21,475)	(653,699)	(1.8)
L3Harris Technologies, Inc.	(9,579)	(2,107,572)	(5.7)
Leidos Holdings, Inc.	(2,262)	(332,921)	(0.9)
McCormick & Co., Inc.	(13,589)	(1,041,733)	(2.8)
Modine Manufacturing Co.	(1,875)	(153,075)	(0.4)
Mueller Industries, Inc.	(52,992)	(3,898,092)	(10.5)
Nestle SA, Registered Shares	(187,179)	(19,922,843)	(53.4)
Pinnacle Financial Partners, Inc.	(15,378)	(1,541,491)	(4.1)
PPL Corp.	(145,114)	(5,296,661)	(14.2)
Republic Services, Inc.	(20,050)	(5,027,537)	(13.5)
Rollins, Inc.	(8,116)	(463,667)	(1.2)
Ryman Hospitality Properties, Inc.	(51,449)	(4,524,940)	(12.1)
Sempra	(9,504)	(705,862)	(1.9)
SoFi Technologies, Inc.	(170,508)	(2,133,055)	(5.7)
STERIS PLC	(13,779)	(3,096,692)	(8.3)
Summit Therapeutics, Inc.	(1,467)	(35,384)	(0.1)
Swiss Re AG	(78,127)	(14,024,125)	(37.6)
Symbotic, Inc.	(44,713)	(964,907)	(2.6)
Sysco Corp.	(2,225)	(158,865)	(0.4)
Tempus AI, Inc.	(14,616)	(755,209)	(2.0)
TJX Cos, Inc.	(18,719)	(2,408,761)	(6.5)
Trex Co., Inc.	(32,215)	(1,862,671)	(5.0)
Venture Global, Inc., Class A	(872,332)	(7,318,865)	(19.6)
Vertex, Inc., Class A	(1,846)	(73,895)	(0.2)
Vornado Realty Trust	(238,553)	(8,416,150)	(22.6)
W R Berkley Corp.	(28,965)	(2,076,501)	(5.6)
WEC Energy Group, Inc.	(46,546)	(5,097,718)	(13.7)
(160,833,252)
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(22,811)	(1,840,774)	(4.9)
Total Reference Entity — Short		(492,541,377)
Net Value of Reference Entity — Bank of America N.A.		$37,288,632
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/16/28 – 03/17/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	86,416	$588,925	879.9%
Ampol Ltd.	86,271	1,309,957	1,957.0
ANZ Group Holdings Ltd.	374,721	7,165,511	10,705.0
Macquarie Group Ltd.	19,929	2,462,727	3,679.2
Northern Star Resources Ltd.	276,982	3,402,357	5,083.0
Sonic Healthcare Ltd.	137,811	2,301,025	3,437.7
South32 Ltd.	2,304,612	3,971,527	5,933.3
		21,202,029
Security	Shares	Value	% of Basket Value
Brazil
Wheaton Precious Metals Corp.	19,333	$1,614,262	2,411.7%
Canada
BCE, Inc.	109,067	2,424,063	3,621.5
CGI, Inc.	245,437	26,024,939	38,880.3
FirstService Corp.	12,089	2,121,757	3,169.8
Gildan Activewear, Inc.	15,797	727,973	1,087.6
IGM Financial, Inc.	216,116	6,867,867	10,260.3
Keyera Corp.	14,541	451,334	674.3
Loblaw Cos Ltd.	7,883	1,279,715	1,911.8
Pembina Pipeline Corp.	5,708	218,201	326.0
Power Corp. of Canada	31,350	1,186,597	1,772.7
Secure Waste Infrastructure Corp.	186,036	1,771,836	2,647.1
Stantec, Inc.	7,726	678,113	1,013.1
		43,752,395
China
Budweiser Brewing Co APAC Ltd.	627,300	662,823	990.2
Denmark
Vestas Wind Systems A/S	179,659	2,395,250	3,578.4
France
Amundi SA	14,702	1,161,329	1,735.0
Gaztransport Et Technigaz SA	4,296	700,260	1,046.2
Orange SA	1,783,955	25,881,695	38,666.3
Societe Generale SA	1,795	93,589	139.8
Vallourec SACA	98,394	1,818,591	2,716.9
		29,655,464
Germany
E.ON SE	1,346,087	23,542,511	35,171.7
Vonovia SE	176,052	5,839,661	8,724.2
		29,382,172
Hong Kong
WH Group Ltd.	7,731,000	6,913,117	10,328.0
Ireland
AIB Group PLC	1,026,099	6,896,473	10,303.1
Italy
Saipem SpA	2,495,218	5,763,877	8,611.0
Japan
Aeon Co., Inc.	350,400	10,361,739	15,480.1
AGC, Inc.	76,000	2,372,864	3,545.0
Amada Co., Inc.	524,000	5,246,826	7,838.6
ANA Holdings, Inc.	200,000	3,841,885	5,739.6
Canon, Inc.	27,600	851,728	1,272.4
Chugai Pharmaceutical Co., Inc.	48,200	2,776,778	4,148.4
Daito Trust Construction Co., Inc.	34,700	3,863,395	5,771.8
Daiwa House Industry Co., Inc.	33,000	1,194,036	1,783.8
Dentsu Group, Inc.	10,000	209,661	313.2
Fujitsu Ltd.	46,200	1,026,354	1,533.3
Fukuoka Financial Group, Inc.	35,400	935,277	1,397.3
Hamamatsu Photonics KK	342,600	3,168,057	4,733.0
Horiba Ltd.	72,300	4,941,838	7,382.9
Hulic Co., Inc.	65,500	684,927	1,023.3
J Front Retailing Co., Inc.	37,500	459,006	685.7
Kuraray Co., Inc.	15,200	177,559	265.3
Kyocera Corp.	16,500	195,553	292.1
Mitsubishi Chemical Group Corp.	84,400	410,315	613.0
NEC Corp.	91,500	2,227,368	3,327.6
Nexon Co., Inc.	114,300	1,793,330	2,679.2

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
NIPPON EXPRESS HOLDINGS, Inc.	12,400	$221,437	330.8%
Nissin Foods Holdings Co., Inc.	112,800	2,487,106	3,715.6
Obayashi Corp.	159,400	2,473,119	3,694.8
Ono Pharmaceutical Co., Inc.	29,100	334,968	500.4
Pan Pacific International Holdings Corp.	74,500	2,293,664	3,426.7
Rakuten Group, Inc.	558,500	3,293,099	4,919.8
Sankyo Co., Inc.	65,000	989,335	1,478.0
Sanrio Co., Inc.	53,100	2,115,833	3,161.0
Secom Co., Inc.	122,900	4,519,086	6,751.4
Shionogi & Co., Inc.	273,700	4,598,300	6,869.7
Skylark Holdings Co., Inc.	22,800	473,197	706.9
SoftBank Corp.	3,089,300	4,674,867	6,984.1
Subaru Corp.	26,100	472,617	706.1
Sumitomo Mitsui Trust Group, Inc.	73,500	1,818,297	2,716.5
Takashimaya Co., Inc.	561,300	4,327,706	6,465.4
TDK Corp.	114,100	1,217,612	1,819.1
Terumo Corp.	191,000	3,655,878	5,461.7
Tokyu Fudosan Holdings Corp.	78,700	551,200	823.5
Tomy Co., Inc.	71,200	1,567,610	2,342.0
TOTO Ltd.	49,400	1,302,602	1,946.0
Toyota Tsusho Corp.	172,600	3,430,032	5,124.3
		93,556,061
Mexico
Fresnillo PLC	35,459	475,242	710.0
Netherlands
Argenx SE	3,684	2,381,519	3,557.9
New Zealand
Xero Ltd.	36,729	3,868,044	5,778.7
Norway
Var Energi ASA	500,424	1,376,023	2,055.7
Spain
Bankinter SA	233,968	2,725,478	4,071.8
Sweden
AddTech AB	4,278	143,922	215.0
Switzerland
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	4	566,570	846.4
Sika AG, Registered Shares	233	58,228	87.0
Swatch Group AG	34,833	6,044,995	9,031.0
		6,669,793
United Kingdom
Burberry Group PLC	22,883	222,853	332.9
HSBC Holdings PLC	700,812	7,812,217	11,671.2
IG Group Holdings PLC	231,103	3,293,905	4,921.0
InterContinental Hotels Group PLC	13,179	1,406,330	2,101.0
International Consolidated Airlines Group SA	399,255	1,387,198	2,072.4
Man Group PLC	24	52	0.1
MONY Group PLC	1	3	0.0
Ocado Group PLC	198,597	750,311	1,120.9
St James’s Place PLC	107,614	1,356,512	2,026.6
Tesco PLC	171,430	848,407	1,267.5
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Vodafone Group PLC	9,204,506	$9,045,270	13,513.3%
Weir Group PLC	4,038	121,720	181.9
26,244,778
United States
Novartis AG, Registered Shares	79,988	9,123,208	13,629.8
QIAGEN NV	2,014	86,432	129.1
9,209,640
Zambia
First Quantum Minerals Ltd.	233,641	3,137,019	4,686.6
Total Reference Entity — Long		298,025,381
Reference Entity — Short
Common Stocks
Australia
ASX Ltd.	(2,177)	(98,579)	(147.3)
CAR Group Ltd.	(10,008)	(213,614)	(319.1)
Cochlear Ltd.	(7,992)	(1,399,643)	(2,091.0)
GPT Group	(29,960)	(88,812)	(132.7)
Lottery Corp. Ltd.	(156,211)	(520,577)	(777.7)
Lynas Rare Earths Ltd.	(529,087)	(2,892,388)	(4,321.1)
NEXTDC Ltd.	(156,538)	(1,188,488)	(1,775.6)
Pilbara Minerals Ltd.	(178,958)	(172,415)	(257.6)
Reece Ltd.	(6,890)	(69,481)	(103.8)
Sigma Healthcare Ltd.	(843,217)	(1,627,132)	(2,430.9)
Stockland	(93,675)	(329,196)	(491.8)
Vicinity Ltd.	(88,244)	(133,456)	(199.4)
(8,733,781)
Belgium
D’ieteren Group	(15,290)	(3,053,426)	(4,561.7)
Canada
AltaGas Ltd.	(203,145)	(6,012,126)	(8,981.9)
Capstone Copper Corp.	(1,319,784)	(6,356,714)	(9,496.7)
Element Fleet Management Corp.	(335,189)	(7,340,313)	(10,966.2)
Metro, Inc.	(3,616)	(278,662)	(416.3)
Quebecor, Inc., Class B	(42,850)	(1,175,531)	(1,756.2)
(21,163,346)
China
Wharf Holdings Ltd..	(131,000)	(329,059)	(491.6)
Wilmar International Ltd.	(2,232,200)	(5,235,578)	(7,821.8)
(5,564,637)
Congo
Ivanhoe Mines Ltd., Class A	(117,185)	(1,040,435)	(1,554.4)
Denmark
Novonesis Novozymes B, Class B	(3,780)	(245,539)	(366.8)
Zehnder Group AG	(4,585)	(324,279)	(484.5)
(569,818)
Finland
Neste OYJ	(197,472)	(2,048,443)	(3,060.3)
France
Aeroports de Paris SA	(6,394)	(799,549)	(1,194.5)
Getlink SE	(98,888)	(1,877,707)	(2,805.2)
Nexans SA	(1,522)	(167,204)	(249.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Rexel SA	(30,545)	$(848,651)	(1,267.9)%
Sartorius Stedim Biotech	(18,716)	(4,416,806)	(6,598.5)
Unibail-Rodamco-Westfield	(152,424)	(12,903,460)	(19,277.3)
(21,013,377)
Germany
Renk Group AG	(77,620)	(4,676,150)	(6,986.0)
Hong Kong
CK Asset Holdings Ltd.	(441,500)	(1,803,688)	(2,694.6)
Hang Seng Bank Ltd.	(368,600)	(5,145,207)	(7,686.8)
Hong Kong & China Gas Co., Inc.	(3,039,000)	(2,734,412)	(4,085.1)
MTR Corp. Ltd.	(301,000)	(1,039,150)	(1,552.4)
Power Assets Holdings Ltd.	(545,500)	(3,607,499)	(5,389.5)
Prudential PLC	(1,807,506)	(19,218,803)	(28,712.2)
(33,548,759)
Ireland
Kingspan Group PLC	(38,162)	(3,220,278)	(4,811.0)
Israel
Elbit Systems Ltd.	(4,217)	(1,621,352)	(2,422.2)
ICL Group Ltd.	(325,423)	(2,172,337)	(3,245.4)
(3,793,689)
Italy
Iveco Group NV	(119,869)	(1,915,038)	(2,861.0)
Japan
Asics Corp.	(320,400)	(6,886,692)	(10,288.5)
Bandai Namco Holdings, Inc.	(46,300)	(1,609,041)	(2,403.8)
Bridgestone Corp.	(7,500)	(313,614)	(468.5)
Capcom Co., Inc.	(40,500)	(1,172,496)	(1,751.7)
Central Japan Railway Co.	(27,100)	(570,288)	(852.0)
Concordia Financial Group Ltd.	(21,100)	(136,474)	(203.9)
Cosmos Pharmaceutical Corp.	(12,800)	(823,547)	(1,230.3)
Daifuku Co., Inc.	(5,500)	(145,500)	(217.4)
Daiichi Sankyo Co., Inc.	(168,500)	(4,310,333)	(6,439.5)
Food & Life Cos. Ltd.	(22,600)	(836,318)	(1,249.4)
Fujikura Ltd.	(3,600)	(133,945)	(200.1)
Furukawa Electric Co., Inc.	(19,800)	(625,316)	(934.2)
Harmonic Drive Systems, Inc.	(3,600)	(84,628)	(126.4)
Hoya Corp.	(9,300)	(1,094,295)	(1,634.8)
IHI Corp.	(2,800)	(219,330)	(327.7)
ITOCHU Corp.	(18,500)	(946,144)	(1,413.5)
Japan Exchange Group, Inc.	(47,900)	(532,924)	(796.2)
Japan Post Bank Co., Inc.	(63,300)	(650,847)	(972.3)
Japan Post Holdings Co., Inc.	(217,500)	(2,114,157)	(3,158.5)
Japan Steel Works Ltd.	(43,100)	(1,775,942)	(2,653.2)
Japan Tobacco, Inc.	(278,900)	(8,592,361)	(12,836.7)
Kadokawa Corp.	(7,500)	(201,696)	(301.3)
Kajima Corp.	(94,800)	(2,263,600)	(3,381.7)
Kawasaki Heavy Industries Ltd.	(23,700)	(1,413,744)	(2,112.1)
Kawasaki Kisen Kaisha Ltd.	(162,400)	(2,227,203)	(3,327.4)
Kyushu Railway Co.	(175,600)	(4,544,761)	(6,789.7)
M3, Inc.	(44,400)	(556,447)	(831.3)
Makita Corp.	(36,200)	(1,058,635)	(1,581.6)
Marubeni Corp.	(105,300)	(1,866,828)	(2,789.0)
Mitsubishi Heavy Industries Ltd.	(357,500)	(7,047,341)	(10,528.5)
Nippon Building Fund, Inc.	(623)	(578,274)	(863.9)
Nippon Paint Holdings Co., Inc.	(49,600)	(377,891)	(564.6)
Osaka Gas Co., Inc.	(17,700)	(448,838)	(670.5)
Rakus Co., Inc.	(89,300)	(1,356,896)	(2,027.2)
Security	Shares	Value	% of Basket Value
Japan (continued)
Renesas Electronics Corp.	(36,200)	$(424,816)	(634.7)%
Ryohin Keikaku Co., Inc.	(98,900)	(3,342,874)	(4,994.1)
SCSK Corp.	(36,700)	(959,904)	(1,434.1)
SG Holdings Co., Inc.	(64,000)	(673,897)	(1,006.8)
Shizuoka Financial Group, Inc.	(167,400)	(1,860,239)	(2,779.1)
SoftBank Group Corp.	(137,900)	(6,973,552)	(10,418.2)
Sompo Holdings, Inc.	(25,700)	(842,217)	(1,258.2)
Square Enix Holdings Co., Inc.	(4,800)	(277,550)	(414.6)
Sumitomo Electric Industries Ltd.	(97,500)	(1,567,156)	(2,341.3)
Sumitomo Forestry Co., Inc.	(300)	(8,638)	(12.9)
Sumitomo Metal Mining Co., Inc.	(74,900)	(1,661,808)	(2,482.7)
Suzuki Motor Corp.	(35,000)	(419,428)	(626.6)
T&D Holdings, Inc.	(11,900)	(253,215)	(378.3)
Taiheiyo Cement Corp.	(3,500)	(94,239)	(140.8)
Taisei Corp.	(2,200)	(119,288)	(178.2)
TIS, Inc.	(15,500)	(447,379)	(668.4)
Tokio Marine Holdings, Inc.	(11,000)	(440,906)	(658.7)
Tokyo Ohka Kogyo Co., Inc.	(6,900)	(151,799)	(226.8)
Tokyo Seimitsu Co., Inc.	(5,600)	(312,497)	(466.9)
Toray Industries, Inc.	(27,600)	(176,268)	(263.3)
Toyo Suisan Kaisha Ltd.	(3,000)	(193,937)	(289.7)
Trend Micro, Inc.	(28,400)	(2,037,717)	(3,044.3)
Yakult Honsha Co., Inc.	(1,500)	(30,813)	(46.0)
(80,786,483)
Netherlands
ABN AMRO Bank NV	(630,853)	(13,073,068)	(19,530.7)
IMCD NV	(4,810)	(639,637)	(955.6)
JDE Peet’s NV	(8,175)	(197,908)	(295.7)
(13,910,613)
Singapore
CapitaLand Ascendas REIT	(116,800)	(237,998)	(355.6)
Oversea-Chinese Banking Corp. Ltd.	(399,500)	(4,944,118)	(7,386.3)
Sembcorp Industries Ltd.	(852,400)	(4,311,583)	(6,441.3)
(9,493,699)
Spain
Cellnex Telecom SA	(11,158)	(451,557)	(674.6)
Iberdrola SA	(258,475)	(4,659,233)	(6,960.7)
Repsol SA	(309,740)	(3,786,158)	(5,656.4)
(8,896,948)
Sweden
L E Lundbergforetagen AB	(42)	(2,216)	(3.3)
Skandinaviska Enskilda Banken AB, Class A	(139,842)	(2,218,967)	(3,315.1)
Svenska Cellulosa AB SCA, Class B	(80,317)	(1,038,543)	(1,551.5)
(3,259,726)
Switzerland
SIG Group AG	(246,591)	(4,756,728)	(7,106.4)
United Kingdom
BT Group PLC	(162,778)	(377,801)	(564.4)
LondonMetric Property PLC	(17,534)	(44,987)	(67.2)
Segro PLC	(752,395)	(6,844,278)	(10,225.1)
UNITE Group PLC/The	(10,723)	(123,197)	(184.1)
(7,390,263)
United States
Haleon PLC	(5,025,651)	(25,288,423)	(37,780.0)
International Paper Co. PA	(12,324)	(560,629)	(837.6)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Nestle SA, Registered Shares	(259,789)	$(27,651,262)	(41,310.0)%
Swiss Re AG	(23,923)	(4,294,279)	(6,415.5)
(57,794,593)
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(7,202)	(581,178)	(868.3)
Dr Ing hc F Porsche AG	(14,860)	(747,037)	(1,116.0)
Total Reference Entity — Short		(297,958,445)
Net Value of Reference Entity — Bank of America N.A.		$66,936
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 10/17/25 – 09/07/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	426,844	$2,908,944	49.9%
Ampol Ltd.	24,244	368,126	6.3
Aristocrat Leisure Ltd.	255,637	10,918,013	187.1
Commonwealth Bank of Australia	112,199	11,959,190	205.0
Insurance Australia Group Ltd.	374,814	1,968,699	33.7
JB Hi-Fi Ltd.	38,003	2,518,373	43.2
Lendlease Corp. Ltd.	6	20	0.0
Mirvac Group	834,965	1,217,923	20.9
REA Group Ltd.	93,109	14,793,134	253.5
Santos Ltd.	1,067,619	4,104,315	70.3
SEEK Ltd.	3,867	52,645	0.9
Sonic Healthcare Ltd.	433,478	7,237,765	124.1
Technology One Ltd.	57,336	1,106,709	19.0
		59,153,856
Brazil
Yara International ASA	87,972	2,855,003	48.9
Canada
Brookfield Corp.	100,342	5,390,490	92.4
TC Energy Corp.	124,871	6,308,766	108.1
Teck Resources Ltd., Class B	418,463	14,220,943	243.7
TransAlta Corp.	420,893	3,752,194	64.3
Whitecap Resources, Inc.	524,118	2,973,018	51.0
		32,645,411
Denmark
AP Moller - Maersk A/S, Class B	3,716	6,398,522	109.6
Genmab A/S	10,035	2,127,807	36.5
Pandora A/S	16,067	2,391,780	41.0
		10,918,109
Finland
Elisa OYJ	708	37,770	0.7
France
Air Liquide SA	36,165	7,431,118	127.4
Amundi SA	17,220	1,360,228	23.3
Biomerieux	19,094	2,577,315	44.2
Security	Shares	Value	% of Basket Value
France (continued)
Bureau Veritas SA	343,880	$10,915,802	187.1%
Capgemini SE	65,798	10,504,807	180.0
Carrefour SA	164,600	2,538,743	43.5
Eiffage SA	23,209	3,158,112	54.1
Engie SA	304,486	6,293,218	107.9
Gaztransport Et Technigaz SA	75,373	12,286,009	210.6
Gecina SA	4,529	464,941	8.0
Hermes International SCA	2,422	6,660,936	114.2
Ipsen SA	7,776	904,373	15.5
Safran SA	60,577	16,120,730	276.3
Societe Generale SA	36,079	1,881,122	32.2
Valeo SE	147,116	1,461,033	25.0
Veolia Environnement SA	159,607	5,829,497	99.9
		90,387,984
Germany
Continental AG	60,419	4,723,234	80.9
Deutsche Bank AG	94,539	2,478,845	42.5
Evonik Industries AG	67,436	1,515,479	26.0
Fresenius Medical Care AG	198,045	10,075,653	172.7
GEA Group AG	3,672	239,560	4.1
Henkel AG & Co KGaA	5,933	418,752	7.2
HUGO BOSS AG	99,504	4,150,243	71.1
Mercedes-Benz Group AG	166,490	9,954,239	170.6
Merck KGaA	62,724	8,732,440	149.7
Rational AG	4,877	4,184,632	71.7
SAP SE	58,147	17,013,156	291.6
Siemens AG, Registered Shares	4,030	927,953	15.9
Siemens Energy AG	180,602	13,939,524	238.9
Symrise AG	12,777	1,473,590	25.3
		79,827,300
Hong Kong
Asmpt Ltd.	200,000	1,345,495	23.0
Link REIT	1,444,400	6,762,472	115.9
Sun Hung Kai Properties Ltd.	46,000	436,375	7.5
WH Group Ltd.	7,424,500	6,639,042	113.8
		15,183,384
Ireland
Kerry Group PLC, Class A	101,330	10,726,970	183.9
Israel
Mizrahi Tefahot Bank Ltd.	24,198	1,225,326	21.0
Italy
Amplifon SpA	164,234	3,143,266	53.9
Banca Mediolanum SpA	38,822	580,383	9.9
Buzzi SpA	1,338	70,115	1.2
Coca-Cola HBC AG	79,878	4,159,545	71.3
Ferrari NV	342	156,561	2.7
Generali	383,144	14,003,046	240.0
Infrastrutture Wireless Italiane SpA	8,824	105,377	1.8
Intesa Sanpaolo SpA	2,015,925	10,761,582	184.5
Italgas SpA	92,536	760,277	13.0
Saipem SpA	379,721	877,144	15.0
Unipol Assicurazioni SpA	35,336	633,812	10.9
		35,251,108
Japan
AGC, Inc.	60,700	1,895,169	32.5
Ajinomoto Co., Inc.	430,900	8,813,660	151.1
Asahi Intecc Co., Inc.	57,100	877,901	15.0
Asahi Kasei Corp.	829,500	5,780,571	99.1
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Canon, Inc.	232,900	$7,187,230	123.2%
Chubu Electric Power Co., Inc.	164,900	2,141,279	36.7
Dai Nippon Printing Co., Inc.	100,600	1,402,236	24.0
Daikin Industries Ltd.	85,700	9,763,220	167.3
Daiwa House Industry Co., Inc.	36,500	1,320,677	22.6
Denso Corp.	631,300	8,151,301	139.7
DMG Mori Co., Inc.	372,700	6,478,163	111.0
FANUC Corp.	59,600	1,512,628	25.9
Fuji Media Holdings, Inc.	59,400	1,230,019	21.1
Hitachi Ltd.	313,700	7,753,256	132.9
Hulic Co., Inc.	314,800	3,291,833	56.4
Japan Post Insurance Co., Inc.	63,900	1,284,592	22.0
Keisei Electric Railway Co., Inc.	188,600	1,954,256	33.5
Koito Manufacturing Co., Inc.	40,200	486,924	8.3
LY Corp.	1,279,900	4,840,608	83.0
Mazda Motor Corp.	38,600	230,782	4.0
McDonald’s Holdings Co Japan Ltd.	69,600	2,942,923	50.4
Mitsubishi Chemical Group Corp.	143,800	699,092	12.0
Mitsui Fudosan Co., Inc.	272,000	2,695,696	46.2
Murata Manufacturing Co., Inc.	495,400	7,057,745	121.0
Nexon Co., Inc.	3,100	48,638	0.8
NIPPON EXPRESS HOLDINGS, Inc.	210,400	3,757,292	64.4
Nissan Chemical Corp.	66,800	1,953,808	33.5
Nomura Holdings, Inc.	2,454,900	13,682,534	234.5
Nomura Real Estate Holdings, Inc.	2,690,700	16,002,787	274.3
Nomura Research Institute Ltd.	26,800	1,014,847	17.4
Obayashi Corp.	200,400	3,109,241	53.3
Olympus Corp.	236,500	3,098,857	53.1
Ono Pharmaceutical Co., Inc.	91,400	1,052,099	18.0
ORIX Corp.	471,900	9,466,328	162.3
Otsuka Corp.	101,800	2,257,828	38.7
Panasonic Holdings Corp.	378,500	4,339,867	74.4
Recruit Holdings Co., Inc.	350,400	19,417,504	332.8
Rohm Co., Inc.	183,900	1,674,407	28.7
Sankyo Co., Inc.	40,200	611,866	10.5
Shimizu Corp.	323,100	3,451,706	59.2
Shin-Etsu Chemical Co., Inc.	328,900	10,008,910	171.6
Shionogi & Co., Inc.	223,900	3,761,635	64.5
Skylark Holdings Co., Inc.	865,700	17,966,943	307.9
SoftBank Corp.	2,076,800	3,142,707	53.9
Sojitz Corp.	53,000	1,253,865	21.5
Sumitomo Chemical Co., Inc.	7,506,900	18,146,494	311.0
Sysmex Corp.	74,500	1,382,955	23.7
Takashimaya Co., Inc.	231,900	1,787,983	30.6
Takeda Pharmaceutical Co., Inc.	69,200	2,093,203	35.9
TDK Corp.	871,100	9,295,893	159.3
Tokyu Fudosan Holdings Corp.	632,800	4,432,014	76.0
Ulvac, Inc.	37,500	1,271,799	21.8
Unicharm Corp.	427,100	3,965,682	68.0
USS Co., Inc.	803,200	8,006,089	137.2
West Japan Railway Co.	39,700	835,129	14.3
		262,082,671
Luxembourg
ArcelorMittal SA	14,734	435,710	7.5
Security	Shares	Value	% of Basket Value
Netherlands
NN Group NV	58,380	$3,579,885	61.4%
Wolters Kluwer NV	37,451	6,612,309	113.3
		10,192,194
Norway
Aker BP ASA	676,517	14,523,131	248.9
Kongsberg Gruppen ASA	32,182	5,184,800	88.9
		19,707,931
Portugal
Banco Comercial Portugues SA, Class R	3,957,631	2,531,294	43.4
Singapore
Seatrium Ltd.	558,900	820,772	14.1
Singapore Technologies Engineering Ltd.	595,800	3,383,096	58.0
Singapore Telecommunications Ltd.	6,797,300	19,665,909	337.1
STMicroelectronics NV	340,973	7,751,377	132.8
		31,621,154
Spain
Acciona SA	41,353	6,026,096	103.3
ACS Actividades de Construccion y Servicios SA	163,529	10,245,881	175.6
Banco Santander SA	518,229	3,648,778	62.5
Enagas SA	431,727	6,731,422	115.4
Endesa SA	109,482	3,288,027	56.4
		29,940,204
Sweden
AddTech AB	5,859	197,111	3.4
Assa Abloy AB, Class B	33,296	1,010,666	17.3
Atlas Copco AB, A Shares	521,756	8,076,103	138.4
Atlas Copco AB, B Shares	155,720	2,162,284	37.1
Evolution Ab	50,364	3,488,946	59.8
Sandvik AB	122,419	2,527,270	43.3
Securitas AB	376,090	5,959,804	102.1
Skanska AB	57,452	1,334,991	22.9
Telefonaktiebolaget LM Ericsson	883,296	7,461,536	127.9
		32,218,711
Switzerland
Accelleron Industries AG	171,122	9,186,586	157.5
Belimo Holding AG, Registered Shares	3,975	3,377,404	57.9
Chocoladefabriken Lindt & Spruengli AG	213	3,104,261	53.2
Clariant AG, Registered Shares	70,465	788,717	13.5
DSM-Firmenich AG	85,293	9,265,647	158.8
Givaudan SA, Registered Shares	2,088	10,073,262	172.6
Helvetia Holding AG, Registered Shares	10,179	2,245,462	38.5
Logitech International SA, Registered Shares	128,513	9,765,712	167.4
Sika AG, Registered Shares	2,211	552,546	9.5
UBS Group AG, Registered Shares	217,678	6,607,695	113.2
Zurich Insurance Group AG	14,471	10,263,854	175.9
		65,231,146
United Kingdom
BAE Systems PLC	84,904	1,968,299	33.7
Beazley PLC	333,201	3,947,988	67.7
Burberry Group PLC	110,511	1,076,242	18.4
Ck Hutchison Holdings Ltd.	621,000	3,501,867	60.0
ConvaTec Group PLC	2,158,062	7,502,846	128.6
Halma PLC	201,838	7,450,169	127.7
IG Group Holdings PLC	501,794	7,152,057	122.6

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Imperial Brands PLC	389,417	$15,978,969	273.9%
Lloyds Banking Group PLC	2,479,856	2,436,403	41.8
London Stock Exchange Group PLC	140,628	21,897,393	375.3
Next PLC	11,754	1,939,134	33.2
Ocado Group PLC	27,494	103,874	1.8
Rightmove PLC	181,872	1,796,196	30.8
Rolls-Royce Holdings PLC	1,436,429	14,540,211	249.2
Sage Group PLC	390,161	6,468,339	110.9
Smiths Group PLC	194,009	4,834,625	82.9
Standard Chartered PLC	794,133	11,438,100	196.0
Tesco PLC	2,264,828	11,208,637	192.1
		125,241,349
United States
BP PLC	952,146	4,396,430	75.3
Carnival PLC	72,199	1,211,861	20.8
Experian PLC	92,440	4,598,987	78.8
Holcim AG	11,733	1,311,138	22.5
Roche Holding AG	17,259	5,643,458	96.7
Schneider Electric SE	17,521	4,093,707	70.2
		21,255,581
Preferred Stocks
Germany
Henkel AG & Co KGaA	117,333	9,112,827	156.2
Rights
Italy
DiaSorin SpA	8,635	—	0.0
Total Reference Entity — Long		947,782,993
Reference Entity — Short
Common Stocks
Australia
APA Group	(593,504)	(3,123,002)	(53.5)
ASX Ltd.	(19,895)	(900,884)	(15.4)
BlueScope Steel Ltd.	(210,692)	(3,227,056)	(55.3)
CAR Group Ltd.	(81,755)	(1,745,003)	(29.9)
Cochlear Ltd.	(37,937)	(6,643,929)	(113.9)
Endeavour Group Ltd.	(272,368)	(696,692)	(11.9)
Fortescue Ltd.	(311,650)	(3,218,624)	(55.2)
Goodman Group	(152,482)	(2,919,090)	(50.0)
GPT Group	(2,268,652)	(6,725,085)	(115.3)
Lottery Corp. Ltd.	(1,686,693)	(5,620,950)	(96.3)
Lynas Rare Earths Ltd.	(845,040)	(4,619,625)	(79.2)
National Australia Bank Ltd.	(141,361)	(3,264,125)	(55.9)
NEXTDC Ltd.	(870,367)	(6,608,116)	(113.3)
Origin Energy Ltd.	(524,288)	(3,573,550)	(61.2)
Pilbara Minerals Ltd.	(275,632)	(265,554)	(4.6)
QBE Insurance Group Ltd.	(51,396)	(710,289)	(12.2)
Reece Ltd.	(237,664)	(2,396,671)	(41.1)
Rio Tinto Ltd.	(23,229)	(1,737,929)	(29.8)
SGH Ltd.	(31,746)	(1,038,242)	(17.8)
Sigma Healthcare Ltd.	(1,031,559)	(1,990,570)	(34.1)
Stockland	(525,938)	(1,848,270)	(31.7)
Telix Pharmaceuticals Ltd.	(7,653)	(133,039)	(2.3)
Telstra Group Ltd.	(2,835,542)	(8,183,647)	(140.3)
Treasury Wine Estates Ltd.	(2,611,776)	(14,928,878)	(255.9)
Vicinity Ltd.	(3,090,416)	(4,673,798)	(80.1)
Security	Shares	Value	% of Basket Value
Australia (continued)
Westpac Banking Corp.	(147,297)	$(3,091,051)	(53.0)%
WiseTech Global Ltd.	(167,544)	(9,527,042)	(163.3)
Woolworths Group Ltd.	(434,318)	(8,765,681)	(150.2)
(112,176,392)
Austria
Mondi PLC	(285,731)	(4,337,149)	(74.3)
OMV AG	(144,850)	(7,489,268)	(128.4)
Verbund AG	(4,005)	(307,788)	(5.3)
(12,134,205)
Belgium
KBC Group NV	(193,120)	(17,807,355)	(305.2)
Canada
Metro, Inc.	(27,370)	(2,109,233)	(36.1)
Nexgen Energy Ltd.	(87,325)	(457,338)	(7.8)
Onex Corp.	(14,918)	(1,056,250)	(18.1)
Peyto Exploration & Development Corp.	(59,498)	(744,912)	(12.8)
(4,367,733)
China
Wilmar International Ltd.	(161,700)	(379,264)	(6.5)
Congo
Ivanhoe Mines Ltd., Class A	(78,267)	(694,899)	(11.9)
Denmark
DSV A/S	(51,261)	(10,865,267)	(186.2)
Novonesis Novozymes B, Class B	(66,528)	(4,321,481)	(74.1)
Orsted AS	(24,622)	(979,782)	(16.8)
ROCKWOOL A/S	(5,130)	(234,185)	(4.0)
(16,400,715)
Finland
Stora Enso OYJ	(46,098)	(428,176)	(7.3)
UPM-Kymmene OYJ	(364,768)	(9,661,282)	(165.6)
(10,089,458)
France
Aeroports de Paris SA	(24,115)	(3,015,502)	(51.7)
Air France-KLM	(51,358)	(448,399)	(7.7)
Alstom SA	(50,934)	(1,230,013)	(21.1)
BNP Paribas SA	(24,555)	(2,080,532)	(35.7)
Bouygues SA	(36,577)	(1,607,753)	(27.5)
Kering SA	(43,223)	(8,793,834)	(150.7)
Klepierre SA	(73,363)	(2,685,318)	(46.0)
Nexans SA	(4,399)	(483,267)	(8.3)
Publicis Groupe SA	(870)	(88,520)	(1.5)
Renault SA	(165,173)	(8,772,533)	(150.4)
Rexel SA	(120,232)	(3,340,481)	(57.2)
Unibail-Rodamco-Westfield	(76,491)	(6,475,349)	(111.0)
(39,021,501)
Germany
Aurubis AG	(13,980)	(1,220,573)	(20.9)
Daimler Truck Holding AG	(62,841)	(2,524,730)	(43.3)
MTU Aero Engines AG	(43,127)	(14,926,492)	(255.8)
SMA Solar Technology AG	(7)	(121)	(0.0)
TUI AG	(142,598)	(1,097,219)	(18.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Wacker Chemie AG	(1,444)	$(109,160)	(1.9)%
Zalando SE	(33,179)	(1,211,574)	(20.8)
(21,089,869)
Ireland
Kingspan Group PLC	(82,947)	(6,999,434)	(120.0)
Italy
Poste Italiane SpA	(38,688)	(785,258)	(13.5)
UniCredit SpA	(35,015)	(2,037,203)	(34.9)
(2,822,461)
Japan
Asics Corp.	(61,100)	(1,313,286)	(22.5)
Bandai Namco Holdings, Inc.	(123,700)	(4,298,886)	(73.7)
BayCurrent, Inc.	(142,300)	(7,667,632)	(131.4)
Bridgestone Corp.	(187,200)	(7,827,796)	(134.2)
Capcom Co., Inc.	(129,700)	(3,754,881)	(64.4)
Central Japan Railway Co.	(6,400)	(134,681)	(2.3)
Chiba Bank Ltd.	(1,064,600)	(9,465,868)	(162.2)
Cosmos Pharmaceutical Corp.	(99,100)	(6,376,053)	(109.3)
Daiichi Sankyo Co., Inc.	(69,700)	(1,782,969)	(30.6)
DeNA Co., Inc.	(88,000)	(2,379,138)	(40.8)
Disco Corp.	(14,300)	(2,766,756)	(47.4)
East Japan Railway Co.	(44,800)	(971,124)	(16.6)
Fast Retailing Co., Inc.	(10,800)	(3,552,604)	(60.9)
Fujikura Ltd.	(61,900)	(2,303,105)	(39.5)
GMO Payment Gateway, Inc.	(39,400)	(2,467,751)	(42.3)
Hankyu Hanshin Holdings, Inc.	(130,100)	(3,710,735)	(63.6)
Hikari Tsushin, Inc.	(1,000)	(277,378)	(4.7)
Hitachi Construction Machinery Co., Inc.	(108,200)	(3,233,544)	(55.4)
Honda Motor Co., Inc.	(146,100)	(1,486,529)	(25.5)
Hoshizaki Corp.	(216,100)	(9,187,730)	(157.5)
Ibiden Co., Inc.	(117,400)	(3,254,471)	(55.8)
Idemitsu Kosan Co., Inc.	(229,300)	(1,420,975)	(24.4)
IHI Corp.	(54,900)	(4,300,435)	(73.7)
Isuzu Motors Ltd.	(235,600)	(3,168,451)	(54.3)
ITOCHU Corp.	(42,600)	(2,178,689)	(37.3)
Japan Post Bank Co., Inc.	(162,500)	(1,670,816)	(28.6)
Japan Post Holdings Co., Inc.	(1,592,300)	(15,477,575)	(265.3)
Japan Real Estate Investment Corp.	(18,827)	(14,941,346)	(256.1)
Japan Steel Works Ltd.	(217,000)	(8,941,518)	(153.3)
Japan Tobacco, Inc.	(6,400)	(197,171)	(3.4)
JFE Holdings, Inc.	(624,800)	(7,276,432)	(124.7)
Kadokawa Corp.	(132,100)	(3,552,547)	(60.9)
Kajima Corp.	(8,100)	(193,409)	(3.3)
Kawasaki Heavy Industries Ltd.	(45,900)	(2,738,011)	(46.9)
Kawasaki Kisen Kaisha Ltd.	(154,300)	(2,116,117)	(36.3)
Kikkoman Corp.	(847,800)	(8,299,260)	(142.2)
Kirin Holdings Co., Inc.	(438,600)	(6,634,562)	(113.7)
Kobayashi Pharmaceutical Co., Inc.	(177,900)	(6,786,870)	(116.3)
Kobe Bussan Co., Inc.	(306,200)	(9,357,510)	(160.4)
Kobe Steel Ltd.	(90,300)	(1,059,028)	(18.1)
Kokusai Electric Corp.	(210,800)	(3,892,452)	(66.7)
Konami Group Corp.	(6,700)	(956,867)	(16.4)
Kyushu Railway Co.	(65,400)	(1,692,639)	(29.0)
Lasertec Corp.	(127,800)	(11,881,608)	(203.6)
Lixil Corp.	(10,400)	(122,550)	(2.1)
M3, Inc.	(321,600)	(4,030,480)	(69.1)
Maruwa Co. Ltd.	(32,400)	(6,662,296)	(114.2)
MatsukiyoCocokara & Co.	(432,800)	(7,944,746)	(136.2)
Mebuki Financial Group, Inc.	(1,498,700)	(7,322,836)	(125.5)
Security	Shares	Value	% of Basket Value
Japan (continued)
Mercari, Inc.	(381,400)	$(6,180,683)	(105.9)%
MINEBEA MITSUMI, Inc.	(118,100)	(1,730,876)	(29.7)
Mitsubishi Corp.	(668,600)	(12,694,427)	(217.6)
Mitsubishi Motors Corp.	(484,500)	(1,341,296)	(23.0)
Mitsui OSK Lines Ltd.	(352,100)	(11,726,275)	(201.0)
MonotaRO Co., Inc.	(251,400)	(4,835,143)	(82.9)
Nintendo Co., Inc.	(87,900)	(7,297,457)	(125.1)
Nippon Building Fund, Inc.	(3,676)	(3,412,097)	(58.5)
Nippon Paint Holdings Co., Inc.	(1,612,300)	(12,283,738)	(210.5)
Nippon Sanso Holdings Corp.	(436,200)	(13,959,814)	(239.3)
Nippon Steel Corp.	(678,800)	(14,287,183)	(244.9)
Nippon Yusen KK	(92,000)	(3,005,907)	(51.5)
Nissan Motor Co., Inc.	(3,925,300)	(9,344,681)	(160.2)
Niterra Co., Inc.	(52,400)	(1,631,571)	(28.0)
Nitori Holdings Co., Inc.	(82,400)	(9,804,342)	(168.0)
Nitto Denko Corp.	(405,000)	(7,118,609)	(122.0)
Omron Corp.	(38,300)	(1,136,933)	(19.5)
Oracle Corp. Japan	(1,200)	(144,266)	(2.5)
Osaka Gas Co., Inc.	(35,300)	(895,139)	(15.3)
Rakus Co., Inc.	(247,000)	(3,753,116)	(64.3)
Rakuten Bank Ltd.	(368,000)	(15,477,231)	(265.3)
Renesas Electronics Corp.	(891,000)	(10,456,115)	(179.2)
Resona Holdings, Inc.	(592,700)	(4,754,517)	(81.5)
Ricoh Co., Inc.	(107,900)	(1,134,904)	(19.4)
Ryohin Keikaku Co., Inc.	(10,800)	(365,046)	(6.3)
Sanwa Holdings Corp.	(23,200)	(761,486)	(13.0)
Sapporo Holdings Ltd.	(36,100)	(2,004,760)	(34.4)
SBI Holdings, Inc.	(18,200)	(478,559)	(8.2)
SBI Sumishin Net Bank Ltd.	(520,900)	(15,200,009)	(260.5)
SCREEN Holdings Co., Inc.	(169,800)	(11,291,192)	(193.5)
SCSK Corp.	(429,200)	(11,225,908)	(192.4)
Seibu Holdings, Inc.	(284,200)	(6,868,739)	(117.7)
Seiko Epson Corp.	(128,200)	(1,778,528)	(30.5)
Sekisui Chemical Co., Inc.	(139,300)	(2,434,117)	(41.7)
SG Holdings Co., Inc.	(831,800)	(8,758,561)	(150.1)
Shimadzu Corp.	(110,100)	(2,818,276)	(48.3)
Shiseido Co., Inc.	(114,800)	(1,887,454)	(32.3)
Shizuoka Financial Group, Inc.	(124,500)	(1,383,511)	(23.7)
Socionext, Inc.	(307,200)	(3,304,111)	(56.6)
SoftBank Group Corp.	(175,600)	(8,880,028)	(152.2)
Sompo Holdings, Inc.	(77,400)	(2,536,483)	(43.5)
Square Enix Holdings Co., Inc.	(98,400)	(5,689,784)	(97.5)
SUMCO Corp.	(11,500)	(79,305)	(1.4)
Sumitomo Electric Industries Ltd.	(66,400)	(1,067,274)	(18.3)
Sumitomo Forestry Co., Inc.	(167,200)	(4,814,392)	(82.5)
Sumitomo Metal Mining Co., Inc.	(131,900)	(2,926,468)	(50.2)
Sumitomo Realty & Development Co., Inc.	(262,100)	(9,762,248)	(167.3)
Suzuki Motor Corp.	(298,300)	(3,574,725)	(61.3)
T&D Holdings, Inc.	(29,000)	(617,080)	(10.6)
TIS, Inc.	(30,900)	(891,872)	(15.3)
Toho Co., Ltd.	(269,200)	(15,369,022)	(263.4)
Tokio Marine Holdings, Inc.	(276,200)	(11,070,746)	(189.7)
Tokyo Electric Power Co Holdings, Inc.	(26,600)	(81,374)	(1.4)
Tokyo Metro Co., Inc.	(226,000)	(2,863,654)	(49.1)
Tokyo Seimitsu Co., Inc.	(1,400)	(78,124)	(1.3)
Toray Industries, Inc.	(835,800)	(5,337,847)	(91.5)
Toyo Suisan Kaisha Ltd.	(71,800)	(4,641,565)	(79.6)
Toyota Industries Corp.	(35,300)	(4,139,803)	(71.0)
Trend Micro, Inc.	(11,600)	(832,307)	(14.3)
Yakult Honsha Co., Inc.	(553,300)	(11,365,900)	(194.8)
Yamaha Motor Co., Inc.	(1,550,300)	(12,175,643)	(208.7)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Yamato Holdings Co., Inc.	(166,400)	$(2,362,507)	(40.5)%
Yamazaki Baking Co., Inc.	(57,200)	(1,369,285)	(23.5)
Zensho Holdings Co., Inc.	(150,700)	(9,312,254)	(159.6)
ZOZO, Inc.	(163,400)	(1,659,406)	(28.4)
(575,495,786)
Jordan
Hikma Pharmaceuticals PLC	(32,297)	(855,856)	(14.7)
Netherlands
Adyen NV	(957)	(1,548,629)	(26.6)
Akzo Nobel NV	(179,514)	(11,333,532)	(194.3)
IMCD NV	(13,483)	(1,792,978)	(30.7)
Randstad NV	(79,824)	(3,204,112)	(54.9)
Universal Music Group NV	(452,244)	(13,298,452)	(227.9)
(31,177,703)
New Zealand
Auckland International Airport Ltd.	(306,919)	(1,370,970)	(23.5)
Infratil Ltd.	(152,015)	(952,789)	(16.3)
(2,323,759)
Norway
Equinor ASA	(69,425)	(1,571,478)	(26.9)
Portugal
EDP SA	(39,582)	(156,019)	(2.7)
Singapore
CapitaLand Integrated Commercial Trust	(5,640,900)	(9,283,230)	(159.1)
Capitaland Investment Ltd.	(472,900)	(996,680)	(17.1)
Genting Singapore Ltd.	(2,255,000)	(1,278,736)	(21.9)
Keppel Ltd.	(243,500)	(1,224,245)	(21.0)
Sembcorp Industries Ltd.	(991,400)	(5,014,668)	(85.9)
(17,797,559)
South Africa
Anglo American PLC	(10,041)	(274,103)	(4.7)
South Korea
Delivery Hero SE	(35,431)	(1,001,370)	(17.2)
Spain
EDP Renovaveis SA	(134,979)	(1,264,045)	(21.7)
Sweden
Epiroc AB, Class B	(20,577)	(403,547)	(6.9)
Lifco AB	(8,670)	(335,657)	(5.7)
Telia Co AB	(1,022)	(3,839)	(0.1)
(743,043)
Switzerland
Georg Fischer AG, Registered Shares	(61,169)	(4,422,806)	(75.8)
Julius Baer Group Ltd.	(72,563)	(4,705,569)	(80.7)
Partners Group Holding AG	(5,657)	(7,412,205)	(127.0)
Sandoz Group AG	(24,388)	(1,057,822)	(18.1)
Schindler Holding AG	(607)	(222,007)	(3.8)
SIG Group AG	(23,018)	(444,016)	(7.6)
Sonova Holding AG, Registered Shares	(14,051)	(4,319,473)	(74.0)
Swiss Life Holding AG, Registered Shares	(821)	(819,736)	(14.1)
VAT Group AG	(10,823)	(3,906,995)	(67.0)
(27,310,629)
United Kingdom
M&G PLC	(77,902)	(216,169)	(3.7)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
RELX PLC	(67,090)	$(3,661,446)	(62.8)%
Schroders PLC	(457,486)	(2,015,765)	(34.5)
Severn Trent PLC	(120,662)	(4,488,296)	(76.9)
Spectris PLC	(36,737)	(983,461)	(16.9)
Vistry Group PLC	(40,690)	(343,055)	(5.9)
Whitbread PLC	(14,264)	(495,404)	(8.5)
(12,203,596)
United States
CSL Ltd.	(4,310)	(691,811)	(11.9)
International Paper Co. PA	(226,036)	(10,282,564)	(176.2)
Shell PLC	(43,901)	(1,416,762)	(24.3)
Swiss Re AG	(74,569)	(13,385,449)	(229.4)
(25,776,586)
Rights
Spain
EDP Renovaveis SA, (Expires 05/19/25, Strike Price EUR	(134,979)	(13,762)	(0.2)
Total Reference Entity — Short		(941,948,580)
Net Value of Reference Entity — Barclays Bank PLC		$5,834,413
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/10/25 – 06/10/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AMP Ltd.	7,664,086	$6,330,199	62.1%
AUB Group Ltd.	196,920	4,020,999	39.4
Bravura Solutions Ltd.	1,072,309	1,507,622	14.8
Charter Hall Retail REIT	45,401	108,445	1.1
EBOS Group Ltd.	91,051	1,979,485	19.4
GrainCorp Ltd., Class A	486,096	2,069,576	20.3
IRESS Ltd.	321,222	1,635,784	16.0
McMillan Shakespeare Ltd.	158,477	1,552,675	15.2
Megaport Ltd.	336,669	2,476,733	24.3
Metcash Ltd.	927,186	1,909,790	18.7
Nanosonics Ltd.	212,640	652,930	6.4
NRW Holdings Ltd.	53,218	92,241	0.9
Ramelius Resources Ltd.	1,622,297	2,730,010	26.8
SmartGroup Corp. Ltd.	339,554	1,702,805	16.7
Vault Minerals Ltd.	6,424,263	1,767,761	17.3
		30,537,055
Austria
CPI Europe AG	144,935	2,867,200	28.1
Kontron AG	21,281	517,130	5.1
UNIQA Insurance Group AG	174,143	2,017,912	19.8
		5,402,242
Belgium
Barco NV	101,956	1,395,046	13.7
Colruyt Group N.V	87,534	4,209,306	41.3
Fagron	53,077	1,237,281	12.1
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Belgium (continued)
Liberty Global Ltd., Class A	1,379,166	$15,101,868	148.1%
Umicore SA	538,798	4,897,694	48.0
Warehouses De Pauw CVA	324,407	8,286,033	81.2
		35,127,228
Canada
ADENTRA, Inc.	25,192	493,570	4.8
Birchcliff Energy Ltd.	1,688,449	6,895,378	67.6
		7,388,948
Denmark
Alm Brand A/S	475,960	1,128,319	11.0
Ambu A/S, Class B	6,104	110,180	1.1
D/S Norden A/S	6,257	170,392	1.7
		1,408,891
France
Coface SA	194,833	3,993,444	39.2
Elior Group SA	691,252	2,094,036	20.5
ICADE	8,574	203,674	2.0
JCDecaux SE	123,504	2,149,494	21.1
Opmobility	123,590	1,385,102	13.6
Technip Energies NV	252,940	8,631,359	84.6
Television Francaise 1 SA	136,640	1,305,657	12.8
VusionGroup	17,247	3,458,828	33.9
		23,221,594
Germany
CANCOM SE	37,102	1,139,193	11.2
Deutz AG	87,943	682,826	6.7
Duerr AG	2,200	52,082	0.5
Hypoport SE	13,029	3,029,181	29.7
Stroeer SE & Co KGaA	45,384	2,709,943	26.6
TAG Immobilien AG	234,010	3,809,903	37.3
		11,423,128
Hong Kong
HKBN Ltd.	4,597,500	3,005,357	29.5
Iraq
Gulf Keystone Petroleum Ltd.	855,124	1,752,742	17.2
Ireland
Cairn Homes PLC	221,308	487,548	4.8
Cimpress PLC	66,167	2,780,337	27.2
		3,267,885
Israel
Bezeq The Israeli Telecommunication Corp., Ltd.	3,826,440	5,818,625	57.1
Radware Ltd.	57,545	1,373,024	13.5
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,805	826,697	8.1
Tel Aviv Stock Exchange Ltd.	118,994	1,463,064	14.3
		9,481,410
Italy
ACEA SpA	114,056	2,679,476	26.3
Ferrari NV	33,224	15,342,179	150.4
Fincantieri SpA	307,321	4,003,815	39.2
Lottomatica Group Spa	7,964	181,530	1.8
MFE-MediaForEurope NV, Class A	593,956	2,160,384	21.2
		24,367,384
Security	Shares	Value	% of Basket Value
Japan
Adastria Co., Inc.	157,600	$3,220,075	31.6%
ADEKA Corp.	187,100	3,372,838	33.1
Aica Kogyo Co., Inc.	160,200	3,714,126	36.4
Azbil Corp.	1,267,000	10,910,505	107.0
Bic Camera, Inc.	52,600	564,061	5.5
Calbee, Inc.	5,400	108,620	1.1
Canon Marketing Japan, Inc.	91,800	3,249,707	31.9
Comforia Residential REIT, Inc.	54	104,977	1.0
COMSYS Holdings Corp.	221,700	4,913,772	48.2
Create Restaurants Holdings, Inc.	204,400	1,992,602	19.5
Daiwa Securities Living Investments Corp.	3,773	2,382,217	23.4
Dowa Holdings Co., Inc.	19,300	619,232	6.1
DyDo Group Holdings, Inc.	69,400	1,418,180	13.9
EXEO Group, Inc.	395,000	4,612,471	45.2
Global One Real Estate Investment Corp.	2,637	2,201,892	21.6
H2O Retailing Corp.	39,900	545,741	5.4
Hakuhodo DY Holdings, Inc.	512,400	3,852,435	37.8
Hazama Ando Corp.	92,900	925,247	9.1
Heiwa Real Estate Co., Inc.	78,900	2,600,057	25.5
Hiday Hidaka Corp.	15,800	344,349	3.4
Iida Group Holdings Co., Inc.	113,300	1,793,403	17.6
INFRONEER Holdings, Inc.	384,000	3,275,253	32.1
Japan Aviation Electronics Industry Ltd.	141,600	2,268,299	22.2
Japan Hotel REIT Investment Corp.	5,569	2,753,927	27.0
Japan Petroleum Exploration Co., Inc.	850,900	6,108,050	59.9
Japan Securities Finance Co., Inc.	131,200	1,569,906	15.4
JINS Holdings, Inc.	10,700	671,033	6.6
JTEKT Corp.	621,700	4,801,429	47.1
Kaga Electronics Co., Inc.	97,600	1,748,101	17.1
Kandenko Co., Inc.	265,600	5,264,875	51.6
KDX Realty Investment Corp.	2,949	3,070,992	30.1
Kewpie Corp.	275,700	6,270,884	61.5
Kinden Corp.	178,400	4,617,749	45.3
Kohnan Shoji Co., Inc.	71,400	1,881,306	18.4
K’s Holdings Corp.	426,900	4,088,433	40.1
Kyokuto Kaihatsu Kogyo Co., Inc.	72,300	1,214,476	11.9
LaSalle Logiport REIT	109	103,980	1.0
Maruha Nichiro Corp.	36,200	827,151	8.1
Medipal Holdings Corp.	226,900	3,844,974	37.7
Modec, Inc.	88,500	2,685,781	26.3
Mori Trust Reit, Inc.	3,614	1,604,138	15.7
Nabtesco Corp.	187,200	2,809,696	27.5
Nagoya Railroad Co., Inc.	309,700	3,776,850	37.0
Nichicon Corp.	192,300	1,573,068	15.4
Nisshin Seifun Group, Inc.	18,900	243,842	2.4
NS Solutions Corp.	21,200	502,966	4.9
Osaka Organic Chemical Industry Ltd.	64,900	1,093,886	10.7
Persol Holdings Co., Inc.	5,566,600	10,082,628	98.9
Rinnai Corp.	236,500	5,297,231	51.9
San-A Co., Inc.	58,600	1,163,642	11.4
Shinmaywa Industries Ltd.	151,700	1,429,486	14.0
Ship Healthcare Holdings, Inc.	187,100	2,714,348	26.6
SHO-BOND Holdings Co., Inc.	27,100	972,792	9.5
Sumitomo Heavy Industries Ltd.	35,200	732,928	7.2
Suruga Bank Ltd.	423,000	3,746,893	36.7
Takasago Thermal Engineering Co., Inc.	99,900	4,419,978	43.3
Takuma Co., Inc.	108,300	1,395,460	13.7
TechnoPro Holdings, Inc.	50,100	1,117,210	11.0
Toa Corp.	176,900	1,709,113	16.8
Toagosei Co., Inc.	173,800	1,635,180	16.0
Tobu Railway Co., Inc.	457,800	8,353,909	81.9

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Tokai Rika Co., Inc.	18,600	$277,021	2.7%
Totetsu Kogyo Co., Inc.	43,900	968,774	9.5
Tsugami Corp.	87,700	1,080,342	10.6
UACJ Corp.	123,900	4,180,180	41.0
Zeon Corp.	584,100	5,727,812	56.2
		179,122,479
Luxembourg
APERAM SA	31,051	903,504	8.9
Malaysia
Frencken Group Ltd.	1,492,900	1,159,683	11.4
Netherlands
Eurocommercial Properties NV	40,670	1,175,217	11.5
Norway
Aker Solutions ASA	495,592	1,345,088	13.2
Portugal
NOS SGPS SA	442,957	1,848,644	18.1
Sonae SGPS SA	84,197	106,925	1.1
		1,955,569
Singapore
ComfortDelGro Corp. Ltd.	3,283,100	3,851,659	37.8
iFAST Corp. Ltd	172,600	822,149	8.0
UOL Group Ltd.	567,700	2,511,322	24.6
		7,185,130
Spain
Naturgy Energy Group SA	54,968	1,637,609	16.1
Sweden
Ambea AB	198,604	2,399,244	23.5
Billerud Aktiebolag	138,109	1,457,331	14.3
INVISIO AB	44,530	1,789,685	17.5
Loomis Ab	112,690	4,690,319	46.0
NCC AB, Class B	164,335	3,059,498	30.0
Nordnet AB publ	9,471	250,718	2.5
RaySearch Laboratories AB	29,006	785,401	7.7
Wihlborgs Fastigheter AB	285,799	2,964,412	29.1
		17,396,608
Switzerland
Kardex Holding AG, Registered Shares	10,278	2,589,267	25.4
Komax Holding AG, Registered Shares	12,191	1,518,429	14.9
u-blox Holding AG	21,241	2,152,933	21.1
		6,260,629
Tanzania, United Republic Of
Helios Towers PLC	386,397	555,894	5.4
United Kingdom
Aberdeen Group PLC	5,461,477	10,786,453	105.8
AJ Bell PLC	828,258	4,713,817	46.2
Babcock International Group PLC	959,289	10,334,214	101.3
Big Yellow Group PLC	37,392	503,404	4.9
Chemring Group PLC	186,202	994,570	9.8
Computacenter PLC	168,223	5,440,936	53.4
Craneware PLC	36,629	878,839	8.6
Cranswick PLC	101,564	7,029,329	68.9
Deliveroo PLC	3,987,124	9,054,018	88.8
Dunelm Group PLC	49,491	726,785	7.1
Fevertree Drinks PLC	116,218	1,237,483	12.1
Grainger PLC	525,734	1,508,303	14.8
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Greggs PLC	195,587	$4,869,135	47.7%
Hammerson PLC	1,136,889	3,835,768	37.6
Harbour Energy PLC	2,581,899	5,276,715	51.7
Hilton Food Group PLC	37,246	441,280	4.3
JET2 PLC	541,119	11,450,880	112.3
Just Group PLC	301,924	569,482	5.6
Lancashire Holdings Ltd.	464,458	3,496,021	34.3
Softcat PLC	313,427	7,000,263	68.6
Supermarket Income Reit PLC	1,104,831	1,142,589	11.2
Volution Group PLC	460,893	3,488,840	34.2
WH Smith PLC	12,502	151,288	1.5
Zigup PLC	473,581	1,977,434	19.4
		96,907,846
United States
10X Genomics, Inc., Class A	697,034	5,764,471	56.5
1-800-Flowers.com, Inc., Class A	30,619	169,323	1.7
A10 Networks, Inc.	492,410	8,114,917	79.6
Accel Entertainment, Inc.	92,046	948,074	9.3
ACV Auctions, Inc., Class A	16,312	239,623	2.3
ADTRAN Holdings, Inc.	329,365	2,522,936	24.7
Alignment Healthcare, Inc.	916,473	16,239,902	159.2
Amalgamated Financial Corp.	108,418	3,053,051	29.9
Ambac Financial Group, Inc.	343,486	2,741,018	26.9
Ambarella, Inc.	243,170	11,669,728	114.4
AMN Healthcare Services, Inc.	554,171	11,321,713	111.0
Andersons, Inc.	65,709	2,477,886	24.3
ANI Pharmaceuticals, Inc.	108,825	7,706,986	75.6
ArcBest Corp.	27,828	1,628,495	16.0
Archrock, Inc.	505,126	11,885,615	116.5
Argan, Inc.	17,270	2,644,555	25.9
Asana, Inc., Class A	295,525	4,769,773	46.8
BancFirst Corp.	36,646	4,317,632	42.3
Bandwidth, Inc., Class A	165,646	2,057,323	20.2
Beazer Homes USA, Inc.	126,741	2,479,054	24.3
Belden, Inc.	107,993	11,135,158	109.2
Black Hills Corp.	28,189	1,716,710	16.8
BlueLinx Holdings, Inc.	46,510	3,029,661	29.7
Boston Beer Co., Inc., Class A	46,966	11,544,243	113.2
Bowhead Specialty Holdings, Inc.	54,035	2,171,667	21.3
Brink’s Co.	113,982	10,171,754	99.7
Burke & Herbert Financial Services Corp.	1,427	79,784	0.8
Calavo Growers, Inc.	36,969	1,021,084	10.0
Calix, Inc.	232,526	9,512,639	93.3
Cargurus, Inc.	250,218	6,996,095	68.6
Centerspace	26,458	1,597,005	15.7
Century Communities, Inc.	65,314	3,562,226	34.9
Chatham Lodging Trust	142,779	980,892	9.6
Chemours Co.	36,245	448,713	4.4
Civitas Resources, Inc.	313,505	8,543,011	83.8
Concentra Group Holdings Parent, Inc.	55,317	1,203,145	11.8
Coursera, Inc.	913,250	7,689,565	75.4
CSG Systems International, Inc.	106,051	6,376,847	62.5
Delek US Holdings, Inc.	489,027	6,367,132	62.4
Deluxe Corp.	96,191	1,404,389	13.8
Dime Community Bancshares, Inc.	1,009	25,921	0.2
DNOW, Inc.	228,503	3,626,343	35.6
Encore Capital Group, Inc.	56,511	1,943,978	19.1
Ennis, Inc.	2,414	43,331	0.4
Enovis Corp.	165,142	5,712,262	56.0
Ethan Allen Interiors, Inc.	85,878	2,441,512	23.9
Euronet Worldwide, Inc.	132,722	13,152,750	129.0
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Everus Construction Group, Inc.	155,320	$6,250,077	61.3%
Evolent Health, Inc., Class A	880,132	8,678,101	85.1
Exponent, Inc.	47,237	3,716,607	36.4
Extreme Networks, Inc.	444,011	5,843,185	57.3
Five9, Inc.	880,848	22,144,519	217.1
Foot Locker, Inc.	526,707	6,462,695	63.4
Fortrea Holdings, Inc.	187,859	1,170,362	11.5
Frontdoor, Inc.	201,978	8,303,316	81.4
Fulgent Genetics, Inc.	134,026	2,325,351	22.8
Genco Shipping & Trading Ltd.	198,013	2,566,248	25.2
G-III Apparel Group Ltd.	289,857	7,310,193	71.7
Glacier Bancorp, Inc.	16,453	670,624	6.6
Global Industrial Co.	4,856	124,702	1.2
Goodyear Tire & Rubber Co.	282,159	3,069,890	30.1
Goosehead Insurance, Inc., Class A	23,594	2,293,573	22.5
GQG Partners, Inc., CDI	1,034,372	1,449,970	14.2
Greenbrier Cos, Inc.	36,584	1,551,893	15.2
Griffon Corp.	176,088	11,993,354	117.6
Grocery Outlet Holding Corp.	210,679	3,537,300	34.7
Haemonetics Corp.	105,419	6,643,505	65.1
Healthcare Services Group, Inc.	65,446	929,988	9.1
Heidrick & Struggles International, Inc.	61,988	2,418,772	23.7
Hilltop Holdings, Inc.	16,173	477,589	4.7
Hilton Grand Vacations, Inc.	49,945	1,679,650	16.5
Howard Hughes Holdings, Inc.	4,384	291,667	2.9
ICF International, Inc.	93,035	7,904,254	77.5
IDT Corp., Class B	43,205	2,171,051	21.3
Insperity, Inc.	152,103	9,888,216	96.9
Interface, Inc.	50,520	949,776	9.3
International Seaways, Inc.	213,119	7,237,521	71.0
Iridium Communications, Inc.	787,619	19,005,246	186.3
JFrog Ltd.	87,585	2,957,745	29.0
Kearny Financial Corp.	304,939	1,908,918	18.7
Kemper Corp.	8,736	516,472	5.1
Kohl’s Corp.	894,838	5,995,415	58.8
LendingClub Corp.	316,936	3,096,465	30.4
LendingTree, Inc.	37,994	1,960,110	19.2
LifeStance Health Group, Inc.	1,135,923	7,463,014	73.2
LiveRamp Holdings, Inc.	442,911	11,586,552	113.6
M/I Homes, Inc.	113,494	12,107,540	118.7
ManpowerGroup, Inc.	330,279	14,225,116	139.5
Marcus Corp.	237,373	3,871,554	38.0
Matson, Inc.	7,144	779,339	7.6
Maximus, Inc.	54,649	3,659,297	35.9
MaxLinear, Inc.	402,165	4,017,628	39.4
Mercury General Corp.	85,484	4,737,523	46.4
Mister Car Wash, Inc.	11,341	77,799	0.8
MRC Global, Inc.	298,046	3,472,236	34.0
Myers Industries, Inc.	206,612	2,169,426	21.3
Nabors Industries Ltd.	53,952	1,448,072	14.2
NETGEAR, Inc.	136,958	3,303,427	32.4
NetScout Systems, Inc.	333,702	7,014,416	68.8
NewMarket Corp.	18,359	11,296,293	110.8
NexPoint Residential Trust, Inc.	61,553	2,294,696	22.5
NMI Holdings, Inc.	359,479	13,002,355	127.5
Novocure Ltd.	176,571	3,202,998	31.4
Oceaneering International, Inc.	69,481	1,233,288	12.1
OceanFirst Financial Corp.	172,961	2,864,234	28.1
Olympic Steel, Inc.	77,528	2,500,278	24.5
Omnicell, Inc.	291,341	9,107,320	89.3
Orrstown Financial Services, Inc.	20,718	620,918	6.1
Security	Shares	Value	% of Basket Value
United States (continued)
Orthofix Medical, Inc.	13,727	$190,943	1.9%
Outfront Media, Inc.	23,344	353,195	3.5
Palomar Holdings, Inc.	30,433	4,413,394	43.3
Par Pacific Holdings, Inc.	461,571	6,609,697	64.8
Peloton Interactive, Inc., Class A	1,177,375	8,112,114	79.5
Perella Weinberg Partners	113,489	1,948,606	19.1
Perrigo Co PLC	283,187	7,283,570	71.4
Phibro Animal Health Corp., Class A	134,410	2,501,370	24.5
Piper Sandler Cos	4,484	1,081,182	10.6
Power Integrations, Inc.	97,868	4,807,276	47.1
PRA Group, Inc.	51,602	944,317	9.3
Premier, Inc., Class A	764,775	15,563,171	152.6
PROCEPT BioRobotics Corp.	14,500	782,710	7.7
PROG Holdings, Inc.	206,173	5,434,720	53.3
Progress Software Corp.	259,168	15,539,713	152.4
Progyny, Inc.	584,330	13,346,097	130.8
PROS Holdings, Inc.	270,508	4,620,277	45.3
Revolve Group, Inc.	457,567	9,096,432	89.2
Sabra Health Care REIT, Inc.	708,806	12,652,187	124.0
Sally Beauty Holdings, Inc.	445,330	3,624,986	35.5
Sanmina Corp.	59,533	4,571,539	44.8
Seaboard Corp.	2,071	5,355,565	52.5
Semtech Corp.	83,657	2,614,281	25.6
Silicon Laboratories, Inc.	65,378	6,652,865	65.2
SkyWest, Inc.	150,155	13,389,321	131.3
SpartanNash Co.	84,479	1,676,063	16.4
Strategic Education, Inc.	77,169	6,295,447	61.7
Tandem Diabetes Care, Inc.	250,408	4,219,375	41.4
Tanger, Inc.	168,120	5,297,461	51.9
TriNet Group, Inc.	81,414	6,377,159	62.5
Trinity Industries, Inc.	64,368	1,615,637	15.8
TTM Technologies, Inc.	387,534	7,758,431	76.1
Ultra Clean Holdings, Inc.	131,763	2,464,627	24.2
United Fire Group, Inc.	50,023	1,384,136	13.6
Universal Corp.	14,838	864,610	8.5
Universal Technical Institute, Inc.	92,255	2,588,675	25.4
Urban Edge Properties	142,504	2,575,047	25.2
Utz Brands, Inc.	3,456	45,930	0.4
V2X, Inc.	95,496	4,751,881	46.6
Veradigm, Inc.	53,524	227,477	2.2
Victoria’s Secret & Co.	197,215	3,707,642	36.3
Visteon Corp.	90,030	7,129,476	69.9
WD-40 Co.	35,324	8,066,589	79.1
WesBanco, Inc.	128,247	3,819,196	37.4
Winnebago Industries, Inc.	83,368	2,652,770	26.0
World Kinect Corp.	54,947	1,378,620	13.5
Worthington Enterprises, Inc.	156,271	7,912,001	77.6
Xerox Holdings Corp.	1,400,473	6,176,086	60.6
ZipRecruiter, Inc., Class A	319,598	1,649,126	16.2
		768,922,521
Total Reference Entity — Long		1,240,911,641
Reference Entity — Short
Common Stocks
Australia
ALS Ltd.	(59,235)	(649,954)	(6.4)
Amotiv Ltd.	(111,494)	(552,858)	(5.4)
Ansell Ltd.	(68,747)	(1,333,661)	(13.1)
Atlas Arteria Ltd.	(1,078,500)	(3,572,376)	(35.0)
Austal Ltd.	(509,500)	(1,726,202)	(16.9)
Bapcor Ltd.	(98,219)	(319,126)	(3.1)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Bellevue Gold Ltd.	(3,075,277)	$(1,790,329)	(17.6)%
Bendigo & Adelaide Bank Ltd.	(317,709)	(2,272,836)	(22.3)
Boss Energy Ltd.	(2,471,316)	(5,053,061)	(49.6)
Breville Group Ltd.	(56,020)	(1,027,145)	(10.1)
Brickworks Ltd.	(75,153)	(1,210,592)	(11.9)
Capricorn Metals Ltd.	(290,279)	(1,717,425)	(16.8)
Champion Iron Ltd.	(1,251,139)	(3,657,415)	(35.9)
Charter Hall Long Wale REIT	(1,226,038)	(3,012,012)	(29.5)
Corporate Travel Management Ltd.	(394,709)	(3,223,236)	(31.6)
Deep Yellow Ltd.	(2,524,444)	(1,836,071)	(18.0)
Deterra Royalties Ltd.	(552,366)	(1,287,865)	(12.6)
Elders Ltd.	(373,389)	(1,512,431)	(14.8)
Genesis Minerals Ltd.	(67,424)	(166,500)	(1.6)
Harvey Norman Holdings Ltd.	(526,797)	(1,761,267)	(17.3)
HMC Capital Ltd.	(48,744)	(151,827)	(1.5)
HomeCo Daily Needs REIT	(2,800,743)	(2,195,736)	(21.5)
Insignia Financial Ltd.	(516,179)	(1,243,809)	(12.2)
Lifestyle Communities Ltd.	(342,113)	(1,562,720)	(15.3)
Magellan Financial Group Ltd.	(240,478)	(1,178,955)	(11.6)
National Storage REIT	(1,050,346)	(1,544,444)	(15.1)
Nick Scali Ltd.	(291,274)	(3,316,967)	(32.5)
Nine Entertainment Co Holdings Ltd.	(1,225,652)	(1,123,261)	(11.0)
Nuix Ltd.	(409,099)	(638,018)	(6.3)
Orora Ltd.	(3,620,144)	(4,194,379)	(41.1)
Paladin Energy Ltd.	(454,093)	(1,703,853)	(16.7)
Perpetual Ltd.	(277,762)	(2,950,750)	(28.9)
PEXA Group Ltd.	(132,074)	(1,017,629)	(10.0)
Premier Investments Ltd.	(148,941)	(1,983,929)	(19.5)
Qube Holdings Ltd.	(804,813)	(2,037,551)	(20.0)
Region RE Ltd.	(830,872)	(1,231,534)	(12.1)
Sandfire Resources Ltd.	(35,432)	(225,663)	(2.2)
Silex Systems Ltd.	(57,166)	(113,414)	(1.1)
Stanmore Resources Ltd.	(134,949)	(167,621)	(1.6)
Westgold Resources Ltd.	(850,326)	(1,615,387)	(15.8)
(67,879,809)
Bahamas
OneSpaWorld Holdings Ltd.	(473,595)	(7,909,036)	(77.5)
Belgium
Ackermans & van Haaren NV	(20,224)	(4,946,535)	(48.5)
Bermuda
Conduit Holdings Ltd.	(2,036)	(9,372)	(0.1)
Brazil
Karoon Energy Ltd.	(3,049,977)	(2,807,650)	(27.5)
Canada
Endeavour Silver Corp.	(1,099,682)	(3,988,401)	(39.1)
First Capital Real Estate Investment Trust	(299,890)	(3,715,451)	(36.4)
First National Financial Corp.	(7,356)	(199,774)	(1.9)
Minto Apartment Real Estate Investment Trust	(34,246)	(334,114)	(3.3)
NGEx Minerals Ltd.	(10,048)	(88,119)	(0.9)
(8,325,859)
Denmark
Dfds A/S	(2,475)	(34,421)	(0.3)
ISS A/S	(274,558)	(6,889,057)	(67.6)
Security	Shares	Value	% of Basket Value
Denmark (continued)
Jyske Bank A/S, Registered Shares	(11,572)	$(949,117)	(9.3)%
Scandinavian Tobacco Group A/S	(25,751)	(374,820)	(3.7)
(8,247,415)
Finland
Nokian Renkaat Oyj	(200,071)	(1,591,526)	(15.6)
TietoEVRY Oyj	(222,655)	(3,988,871)	(39.1)
(5,580,397)
France
Christian Dior SE	(4,542)	(2,348,753)	(23.0)
Eramet SA	(26,118)	(1,448,198)	(14.2)
Esso SA Francaise	(3,317)	(533,185)	(5.2)
Metropole Television SA	(115,882)	(1,820,838)	(17.9)
SOITEC	(3,123)	(177,247)	(1.7)
Verallia SA	(161,499)	(5,400,290)	(53.0)
Vicat SACA	(18,661)	(1,044,893)	(10.2)
Vivendi SE	(1,598,398)	(4,984,540)	(48.9)
(17,757,944)
Germany
Bechtle AG	(167,573)	(7,149,108)	(70.1)
Eckert & Ziegler SE	(6,434)	(439,812)	(4.3)
Jenoptik AG	(113,824)	(2,272,474)	(22.3)
Schott Pharma AG & Co KGaA	(46,781)	(1,319,332)	(12.9)
Sixt SE	(3,812)	(362,419)	(3.6)
Softwareone Holding AG	(286,457)	(1,982,912)	(19.4)
(13,526,057)
Indonesia
Nickel Industries Ltd.	(5,295,101)	(1,912,172)	(18.8)
Ireland
Glanbia PLC	(97,739)	(1,265,250)	(12.4)
Glenveagh Properties PLC	(2,099)	(3,934)	(0.0)
(1,269,184)
Israel
Big Shopping Centers Ltd.	(2,869)	(418,907)	(4.1)
Enlight Renewable Energy Ltd.	(92,625)	(1,500,230)	(14.7)
OPC Energy Ltd.	(44,178)	(417,284)	(4.1)
SimilarWeb Ltd.	(20,304)	(153,092)	(1.5)
(2,489,513)
Italy
ERG SpA	(43,131)	(882,364)	(8.7)
Ermenegildo Zegna NV	(256,391)	(2,038,308)	(20.0)
Piaggio & C SpA	(148,094)	(290,717)	(2.8)
Stevanato Group SpA	(313,134)	(6,531,975)	(64.0)
(9,743,364)
Japan
ABC-Mart, Inc.	(131,900)	(2,453,074)	(24.1)
Advance Residence Investment Corp.	(124)	(127,770)	(1.3)
Aeon Mall Co., Inc.	(126,000)	(2,417,639)	(23.7)
AEON REIT Investment Corp.	(714)	(624,879)	(6.1)
Aichi Steel Corp.	(13,300)	(783,910)	(7.7)
Aiful Corp.	(160,400)	(400,730)	(3.9)
Ain Holdings, Inc.	(34,600)	(1,333,635)	(13.1)
Allegro MicroSystems, Inc.	(49,736)	(948,466)	(9.3)
Anritsu Corp.	(12,600)	(125,955)	(1.2)
Anycolor, Inc.	(274,200)	(7,069,906)	(69.3)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Aoyama Trading Co., Inc.	(9,600)	$(137,858)	(1.4)%
Aozora Bank Ltd.	(448,000)	(6,185,550)	(60.6)
Appier Group, Inc.	(726,200)	(6,407,274)	(62.8)
Arclands Corp.	(174,100)	(2,116,391)	(20.8)
Ariake Japan Co., Inc.	(27,900)	(1,172,266)	(11.5)
ASKUL Corp.	(198,000)	(2,107,410)	(20.7)
Awa Bank Ltd.	(4,800)	(92,283)	(0.9)
AZ-COM MARUWA Holdings, Inc.	(184,300)	(1,704,897)	(16.7)
Bank of Nagoya Ltd.	(5,800)	(305,372)	(3.0)
Casio Computer Co., Inc.	(105,900)	(828,199)	(8.1)
Change Holdings, Inc.	(139,500)	(1,324,519)	(13.0)
Chiyoda Corp.	(809,500)	(1,936,431)	(19.0)
Cover Corp.	(351,012)	(5,381,747)	(52.8)
CRE Logistics REIT, Inc.	(102)	(102,378)	(1.0)
Cybozu, Inc.	(14,000)	(290,378)	(2.8)
Daicel Corp.	(305,600)	(2,601,317)	(25.5)
Daiei Kankyo Co., Inc.	(46,200)	(946,501)	(9.3)
Daiichikosho Co., Inc.	(110,000)	(1,286,441)	(12.6)
Daio Paper Corp.	(261,600)	(1,669,010)	(16.4)
Daiwa House REIT Investment Corp.	(762)	(1,276,329)	(12.5)
Denka Co., Inc.	(236,300)	(3,224,772)	(31.6)
Digital Arts, Inc.	(63,700)	(3,152,725)	(30.9)
Digital Garage, Inc.	(57,900)	(1,820,207)	(17.8)
Duskin Co., Inc.	(58,100)	(1,527,200)	(15.0)
Ezaki Glico Co., Inc.	(131,400)	(4,335,195)	(42.5)
Ferrotec Holdings Corp.	(525,400)	(9,070,708)	(88.9)
FP Corp.	(133,100)	(2,870,189)	(28.1)
Freee KK	(16,500)	(466,207)	(4.6)
FUJI OIL Co., Inc.	(46,300)	(1,015,747)	(10.0)
Fujita Kanko, Inc.	(15,900)	(1,004,311)	(9.8)
Fujitec Co., Inc.	(25,200)	(987,292)	(9.7)
Fujitsu General Ltd.	(45,320)	(889,631)	(8.7)
Fukuoka REIT Corp.	(255)	(279,005)	(2.7)
Fukuyama Transporting Co., Inc.	(15,900)	(394,494)	(3.9)
Furuno Electric Co., Inc.	(6,700)	(119,388)	(1.2)
Furuya Metal Co., Inc.	(102,600)	(1,847,805)	(18.1)
Future Corp.	(103,700)	(1,307,569)	(12.8)
GENDA, Inc.	(273,700)	(2,097,721)	(20.6)
G-Tekt Corp.	(9,800)	(112,502)	(1.1)
GungHo Online Entertainment, Inc.	(192,900)	(4,081,873)	(40.0)
Gunze Ltd.	(35,400)	(636,506)	(6.2)
H.U. Group Holdings, Inc.	(100,300)	(1,968,033)	(19.3)
Hachijuni Bank Ltd.	(480,800)	(3,629,074)	(35.6)
Hankyu Hanshin REIT, Inc.	(86)	(86,897)	(0.9)
Haseko Corp.	(524,600)	(7,492,660)	(73.5)
Heiwa Corp.	(140,100)	(2,180,772)	(21.4)
Hino Motors Ltd.	(1,930,400)	(6,138,412)	(60.2)
Hioki EE Corp.	(9,200)	(366,830)	(3.6)
Hirogin Holdings, Inc.	(318,600)	(2,648,191)	(26.0)
HIS Co., Inc.	(258,500)	(3,080,799)	(30.2)
Hogy Medical Co., Inc.	(19,700)	(563,851)	(5.5)
Hokuhoku Financial Group, Inc.	(38,100)	(683,295)	(6.7)
Hoshino Resorts REIT, Inc.	(82)	(126,147)	(1.2)
House Foods Group, Inc.	(106,700)	(2,092,116)	(20.5)
Hyakugo Bank Ltd.	(264,600)	(1,282,643)	(12.6)
Ichibanya Co., Inc.	(99,600)	(662,362)	(6.5)
Idec Corp.	(11,300)	(181,039)	(1.8)
IDOM, Inc.	(36,000)	(277,231)	(2.7)
Iino Kaiun Kaisha Ltd.	(186,200)	(1,357,085)	(13.3)
Insource Co., Inc.	(10,500)	(67,233)	(0.7)
Internet Initiative Japan, Inc.	(41,700)	(773,259)	(7.6)
Invincible Investment Corp.	(2,467)	(1,019,630)	(10.0)
Security	Shares	Value	% of Basket Value
Japan (continued)
Ishihara Sangyo Kaisha Ltd.	(10,400)	$(128,154)	(1.3)%
Iwatani Corp.	(360,000)	(3,446,958)	(33.8)
Iyogin Holdings, Inc.	(358,000)	(4,152,518)	(40.7)
Izumi Co., Inc.	(39,300)	(904,802)	(8.9)
Japan Elevator Service Holdings Co., Inc.	(203,600)	(4,401,662)	(43.2)
Japan Excellent, Inc.	(1,025)	(926,098)	(9.1)
Japan Investment Adviser Co., Inc.	(63,700)	(729,650)	(7.2)
Japan Logistics Fund, Inc.	(220)	(143,873)	(1.4)
JGC Holdings Corp.	(653,500)	(5,226,632)	(51.2)
JMDC, Inc.	(253,700)	(5,723,908)	(56.1)
Justsystems Corp.	(85,800)	(2,053,434)	(20.1)
JVCKenwood Corp.	(96,400)	(719,440)	(7.1)
Kagome Co., Inc.	(276,200)	(5,684,898)	(55.7)
Kanadevia Corp.	(67,900)	(435,508)	(4.3)
Kanto Denka Kogyo Co., Inc.	(11,300)	(68,544)	(0.7)
Kasumigaseki Capital Co., Inc.	(34,100)	(2,942,942)	(28.9)
Katitas Co., Inc.	(98,900)	(1,432,968)	(14.0)
KeePer Technical Laboratory Co., Inc.	(27,600)	(801,621)	(7.9)
Keihan Holdings Co., Inc.	(94,800)	(2,321,828)	(22.8)
Keikyu Corp.	(16,300)	(169,629)	(1.7)
KH Neochem Co., Inc.	(115,200)	(2,041,651)	(20.0)
Kiyo Bank Ltd.	(57,400)	(975,602)	(9.6)
Kobayashi Pharmaceutical Co., Inc.	(21,200)	(808,778)	(7.9)
Koei Tecmo Holdings Co., Inc.	(693,100)	(11,890,359)	(116.6)
KOMEDA Holdings Co., Inc.	(14,600)	(295,123)	(2.9)
Komeri Co., Inc.	(34,200)	(728,793)	(7.1)
Konica Minolta, Inc.	(55,400)	(170,040)	(1.7)
Kosaido Holdings Co., Inc.	(132,600)	(459,203)	(4.5)
Kotobuki Spirits Co., Inc.	(521,500)	(7,762,200)	(76.1)
Krosaki Harima Corp.	(28,800)	(505,556)	(5.0)
Kumiai Chemical Industry Co., Inc.	(260,400)	(1,390,382)	(13.6)
Kureha Corp.	(126,500)	(2,214,173)	(21.7)
Kusuri no Aoki Holdings Co., Inc.	(242,800)	(5,782,497)	(56.7)
KYB Corp.	(102,900)	(2,103,481)	(20.6)
Kyoei Steel Ltd.	(43,000)	(606,098)	(5.9)
Leopalace21 Corp.	(677,000)	(2,773,499)	(27.2)
LIFENET INSURANCE CO.	(14,700)	(184,009)	(1.8)
Macnica Holdings, Inc.	(11,600)	(161,280)	(1.6)
Maruichi Steel Tube Ltd.	(96,000)	(2,267,895)	(22.2)
Matsui Securities Co., Inc.	(213,700)	(1,101,992)	(10.8)
Medley, Inc.	(309,000)	(7,454,795)	(73.1)
Micronics Japan Co., Inc.	(11,600)	(245,763)	(2.4)
Mitsubishi Gas Chemical Co., Inc.	(179,400)	(2,733,421)	(26.8)
Mitsubishi Logisnext Co., Inc.	(51,500)	(723,412)	(7.1)
Mitsubishi Pencil Co., Inc.	(6,800)	(105,529)	(1.0)
Mitsuboshi Belting Ltd.	(27,000)	(677,050)	(6.6)
Mitsui E&S Co., Inc.	(325,900)	(4,158,263)	(40.8)
Mitsui Fudosan Logistics Park, Inc.	(5,251)	(3,747,937)	(36.7)
Mitsui-Soko Holdings Co., Inc.	(141,300)	(2,912,370)	(28.6)
Miura Co., Inc.	(110,200)	(2,347,308)	(23.0)
Money Forward, Inc.	(361,700)	(10,834,578)	(106.2)
Monogatari Corp.	(52,100)	(1,358,431)	(13.3)
Mori Hills REIT Investment Corp.	(2,164)	(1,991,915)	(19.5)
MOS Food Services, Inc.	(54,500)	(1,412,711)	(13.9)
Musashi Seimitsu Industry Co., Inc.	(76,100)	(1,308,779)	(12.8)
Namura Shipbuilding Co., Inc.	(609,900)	(8,606,655)	(84.4)
Nankai Electric Railway Co., Inc.	(160,300)	(2,538,022)	(24.9)
Nextage Co., Inc.	(157,900)	(1,968,032)	(19.3)
Nihon Kohden Corp.	(377,700)	(4,562,450)	(44.7)
Nihon M&A Center Holdings, Inc.	(2,350,900)	(9,588,703)	(94.0)
Nippon Accommodations Fund, Inc.	(4,090)	(3,336,505)	(32.7)
Nippon Carbon Co., Inc.	(22,400)	(656,839)	(6.4)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nippon Paper Industries Co., Inc.	(80,900)	$(625,485)	(6.1)%
Nippon Pillar Packing Co. Ltd.	(20,100)	(511,427)	(5.0)
Nippon Television Holdings, Inc.	(411,700)	(9,534,138)	(93.5)
Nippon Yakin Kogyo Co., Inc.	(88,000)	(2,499,127)	(24.5)
Nishimatsuya Chain Co., Inc.	(126,300)	(1,954,417)	(19.2)
Nissui Corp.	(310,000)	(1,885,493)	(18.5)
Nitto Kogyo Corp.	(36,900)	(774,638)	(7.6)
Noevir Holdings Co., Inc.	(26,700)	(771,918)	(7.6)
Nojima Corp.	(73,600)	(1,323,306)	(13.0)
Nomura Real Estate Master Fund, Inc.	(250)	(248,890)	(2.4)
NPR-RIKEN Corp.	(96,600)	(1,602,045)	(15.7)
NSK Ltd.	(55,400)	(241,993)	(2.4)
NTT UD REIT Investment Corp.	(1,244)	(1,168,516)	(11.5)
Nxera Pharma Co., Inc.	(177,100)	(1,109,655)	(10.9)
OBIC Business Consultants Co., Inc.	(18,200)	(874,902)	(8.6)
Ohsho Food Service Corp.	(56,800)	(1,284,861)	(12.6)
OKUMA Corp.	(42,300)	(950,335)	(9.3)
Open House Group Co., Inc.	(129,800)	(5,755,579)	(56.4)
Orient Corp.	(371,800)	(2,041,087)	(20.0)
Osaka Soda Co., Inc.	(384,500)	(4,008,416)	(39.3)
Osaka Steel Co., Inc.	(60,200)	(1,010,652)	(9.9)
OSAKA Titanium Technologies Co., Inc.	(99,900)	(1,156,885)	(11.3)
OSG Corp.	(243,100)	(2,889,701)	(28.3)
Pasona Group, Inc.	(9,900)	(153,579)	(1.5)
Penta-Ocean Construction Co., Inc.	(880,200)	(5,049,385)	(49.5)
Piolax, Inc.	(35,400)	(542,795)	(5.3)
PKSHA Technology, Inc.	(63,000)	(1,253,265)	(12.3)
Plus Alpha Consulting Co., Inc.	(41,100)	(478,240)	(4.7)
Pola Orbis Holdings, Inc.	(289,300)	(2,656,073)	(26.0)
Relo Group, Inc.	(64,300)	(849,613)	(8.3)
Rengo Co., Inc.	(513,400)	(2,866,053)	(28.1)
RENOVA, Inc.	(537,300)	(2,461,170)	(24.1)
Riken Keiki Co., Inc.	(41,100)	(766,502)	(7.5)
Roland Corp.	(16,900)	(375,167)	(3.7)
Rorze Corp.	(958,200)	(9,644,091)	(94.6)
Ryoyo Ryosan Holdings, Inc.	(151,412)	(2,542,854)	(24.9)
Saizeriya Co., Inc.	(191,900)	(6,186,107)	(60.7)
Sangetsu Corp.	(34,200)	(695,588)	(6.8)
Sanken Electric Co Ltd.	(49,500)	(2,186,208)	(21.4)
Sansan, Inc.	(249,300)	(3,405,786)	(33.4)
Sanyo Denki Co., Inc.	(32,600)	(2,240,433)	(22.0)
Seiko Group Corp.	(6,500)	(171,579)	(1.7)
Septeni Holdings Co., Inc.	(45,900)	(117,483)	(1.2)
Seven Bank Ltd.	(2,551,100)	(4,590,758)	(45.0)
Shiga Bank Ltd.	(33,000)	(1,326,933)	(13.0)
Shochiku Co., Inc.	(25,100)	(2,350,541)	(23.0)
Shoei Co., Inc.	(189,100)	(2,220,970)	(21.8)
SOSiLA Logistics REIT, Inc.	(287)	(222,031)	(2.2)
Sotetsu Holdings, Inc.	(150,900)	(2,300,748)	(22.6)
Stanley Electric Co., Inc.	(319,800)	(5,992,702)	(58.8)
Star Asia Investment Corp.	(2,035)	(779,830)	(7.6)
Sumitomo Osaka Cement Co., Inc.	(3,900)	(106,503)	(1.0)
Sumitomo Pharma Co., Inc.	(357,600)	(1,973,882)	(19.4)
Sun Corp.	(4,700)	(256,647)	(2.5)
Taiyo Holdings Co., Inc.	(5,800)	(214,739)	(2.1)
Takara Holdings, Inc.	(439,700)	(3,548,844)	(34.8)
Takara Leben Real Estate Investment Corp	(1,228)	(730,958)	(7.2)
Takeuchi Manufacturing Co., Inc.	(59,300)	(1,856,229)	(18.2)
Tama Home Co., Inc.	(43,800)	(1,226,118)	(12.0)
TBS Holdings, Inc.	(3,900)	(130,827)	(1.3)
Toda Corp.	(206,600)	(1,316,232)	(12.9)
Security	Shares	Value	% of Basket Value
Japan (continued)
Toei Co., Inc.	(11,000)	$(403,004)	(4.0)%
Toho Bank Ltd.	(305,400)	(753,291)	(7.4)
Tokai Carbon Co., Inc.	(813,000)	(5,246,116)	(51.4)
Tokuyama Corp.	(331,600)	(6,768,753)	(66.4)
Tokyo Electron Device Ltd.	(5,300)	(109,878)	(1.1)
Tokyo Steel Manufacturing Co., Inc.	(287,300)	(3,248,442)	(31.8)
Tokyu Construction Co., Inc.	(32,700)	(189,854)	(1.9)
TOMONY Holdings, Inc.	(78,600)	(301,189)	(3.0)
Torishima Pump Manufacturing Co., Inc.	(59,200)	(816,550)	(8.0)
Toyo Construction Co., Inc.	(193,400)	(1,814,123)	(17.8)
Toyo Seikan Group Holdings Ltd.	(2,000)	(34,917)	(0.3)
Toyo Tanso Co., Inc.	(8,500)	(238,868)	(2.3)
Toyota Boshoku Corp.	(122,900)	(1,763,459)	(17.3)
TRE Holdings Corp.	(26,700)	(287,740)	(2.8)
Tri Chemical Laboratories, Inc.	(19,000)	(339,248)	(3.3)
Trial Holdings, Inc.	(50,600)	(803,917)	(7.9)
Tsuburaya Fields Holdings, Inc.	(162,400)	(2,120,031)	(20.8)
Tsumura & Co.	(128,900)	(3,876,156)	(38.0)
UBE Corp.	(324,900)	(4,766,752)	(46.7)
Visional, Inc.	(76,900)	(4,652,349)	(45.6)
Wacoal Holdings Corp.	(132,800)	(4,634,987)	(45.4)
Welcia Holdings Co., Inc.	(175,200)	(3,088,974)	(30.3)
West Holdings Corp.	(100,500)	(1,112,755)	(10.9)
Yamada Holdings Co., Inc.	(2,374,400)	(7,652,164)	(75.0)
Yamato Kogyo Co., Inc.	(130,300)	(7,759,187)	(76.1)
Yodogawa Steel Works Ltd.	(35,100)	(1,421,130)	(13.9)
Yokogawa Bridge Holdings Corp.	(72,400)	(1,326,438)	(13.0)
Yonex Co., Inc.	(93,800)	(1,534,827)	(15.0)
Yoshinoya Holdings Co., Inc.	(113,400)	(2,485,580)	(24.4)
Zenkoku Hosho Co., Inc.	(165,300)	(3,586,359)	(35.2)
(485,132,234)
Luxembourg
RTL Group SA	(30,508)	(1,251,150)	(12.3)
Netherlands
Fugro NV	(155,242)	(1,820,618)	(17.9)
OCI NV	(156,659)	(1,301,621)	(12.8)
PostNL NV	(611,027)	(623,870)	(6.1)
TKH Group NV	(7,051)	(278,586)	(2.7)
(4,024,695)
New Zealand
Ryman Healthcare Ltd.	(276,628)	(362,839)	(3.6)
Norway
FLEX LNG Ltd.	(137,327)	(3,239,544)	(31.8)
Kitron ASA	(134,444)	(666,075)	(6.5)
(3,905,619)
Portugal
Navigator Co SA	(337,466)	(1,280,674)	(12.6)
Singapore
City Developments Ltd.	(1,454,800)	(5,539,212)	(54.3)
Mapletree Pan Asia Commercial Trust	(932,400)	(873,210)	(8.6)
UMS Integration Ltd.	(535,200)	(442,579)	(4.3)
(6,855,001)
South Africa
Pan African Resources PLC	(2,993,897)	(1,773,541)	(17.4)
Spain
CIE Automotive SA	(45,499)	(1,202,798)	(11.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Spain (continued)
Laboratorios Farmaceuticos Rovi SA	(61,058)	$(3,579,520)	(35.1)%
Logista Integral SA	(179,680)	(6,142,954)	(60.2)
Solaria Energia y Medio Ambiente SA	(552,954)	(4,167,907)	(40.9)
(15,093,179)
Sweden
Alleima AB	(66,503)	(522,868)	(5.1)
Axfood AB	(167,279)	(4,676,511)	(45.9)
Hexatronic Group AB	(134,932)	(357,052)	(3.5)
Hexpol AB	(327,869)	(2,850,973)	(28.0)
Thule Group AB	(56,349)	(1,284,415)	(12.6)
Wallenstam AB	(99,011)	(489,545)	(4.8)
Xvivo Perfusion AB	(10,943)	(361,440)	(3.5)
(10,542,804)
Switzerland
Bossard Holding AG, Class A	(3,191)	(695,861)	(6.8)
Bucher Industries AG, Registered Shares	(792)	(342,084)	(3.4)
Daetwyler Holding AG	(1,261)	(182,077)	(1.8)
Galenica AG	(39,374)	(4,124,136)	(40.4)
Garrett Motion, Inc.	(343,157)	(3,163,907)	(31.0)
Interroll Holding AG, Registered Shares	(80)	(175,570)	(1.7)
Siegfried Holding AG, Registered Shares	(68,350)	(8,137,515)	(79.8)
Tecan Group AG, Registered Shares	(47,625)	(9,275,397)	(91.0)
Ypsomed Holding AG, Registered Shares	(4,792)	(2,041,719)	(20.0)
(28,138,266)
United Kingdom
Alphawave IP Group PLC	(906,968)	(1,544,339)	(15.1)
Aston Martin Lagonda Global Holdings PLC	(30,000)	(27,043)	(0.3)
Bodycote PLC	(337,714)	(2,142,341)	(21.0)
Breedon Group PLC	(110,446)	(633,807)	(6.2)
Fidelis Insurance Holdings Ltd.	(100,718)	(1,646,739)	(16.2)
Judges Scientific PLC	(10,228)	(823,304)	(8.1)
Man Group PLC	(2,286,388)	(4,990,405)	(48.9)
OSB Group PLC	(903,645)	(5,743,792)	(56.3)
Pets at Home Group Plc	(1,170,078)	(3,705,766)	(36.3)
Premier Foods PLC	(179,603)	(476,799)	(4.7)
SigmaRoc PLC	(107,329)	(129,992)	(1.3)
Soho House & Co., Inc.	(23,915)	(143,729)	(1.4)
(22,008,056)
United States
Acushnet Holdings Corp.	(252,000)	(16,687,440)	(163.6)
Adeia, Inc.	(118,415)	(1,457,689)	(14.3)
Alamo Group, Inc.	(19,078)	(3,185,644)	(31.2)
Allegiant Travel Co.	(32,726)	(1,535,831)	(15.1)
Alpha & Omega Semiconductor Ltd.	(122,746)	(2,311,307)	(22.7)
Amerant Bancorp, Inc.	(64,231)	(1,081,650)	(10.6)
Ameresco, Inc., Class A	(172,428)	(1,832,910)	(18.0)
Apollo Commercial Real Estate Finance, Inc.	(172,337)	(1,614,798)	(15.8)
Applied Optoelectronics, Inc.	(179,313)	(2,293,413)	(22.5)
Arbor Realty Trust, Inc.	(1,227,876)	(14,157,410)	(138.8)
ARMOUR Residential REIT, Inc.	(13,972)	(230,119)	(2.3)
Array Technologies, Inc.	(1,370,820)	(6,552,520)	(64.2)
Atlas Energy Solutions, Inc.	(129,100)	(1,746,723)	(17.1)
Avadel Pharmaceuticals PLC	(38,291)	(340,407)	(3.3)
B&G Foods, Inc.	(600,198)	(4,135,364)	(40.5)
Baldwin Insurance Group, Inc.	(86,818)	(3,613,365)	(35.4)
Bausch & Lomb Corp.	(238,983)	(2,762,643)	(27.1)
Bel Fuse, Inc.	(19,272)	(1,267,519)	(12.4)
Blackstone Mortgage Trust, Inc., Class A	(498,371)	(9,493,968)	(93.1)
Security	Shares	Value	% of Basket Value
United States (continued)
BrightSpire Capital, Inc.	(571,935)	$(2,865,394)	(28.1)%
Bumble, Inc., Class A	(1,709,738)	(7,215,094)	(70.7)
Business First Bancshares, Inc.	(166)	(3,826)	(0.0)
Cadre Holdings, Inc.	(26,813)	(781,599)	(7.7)
Cathay General Bancorp	(122,298)	(5,098,604)	(50.0)
CECO Environmental Corp.	(39,846)	(947,936)	(9.3)
Centuri Holdings, Inc.	(22,027)	(395,605)	(3.9)
Clearfield, Inc.	(94,185)	(2,700,284)	(26.5)
Cogent Communications Holdings, Inc.	(89,544)	(4,866,716)	(47.7)
Columbus McKinnon Corp.	(139,017)	(2,064,402)	(20.2)
CONMED Corp.	(90,607)	(4,449,710)	(43.6)
CVB Financial Corp.	(256,045)	(4,747,074)	(46.5)
Cytek Biosciences, Inc.	(2,871)	(10,651)	(0.1)
Dave & Buster’s Entertainment, Inc.	(104,067)	(1,997,046)	(19.6)
Distribution Solutions Group, Inc.	(11,151)	(290,372)	(2.8)
Dream Finders Homes, Inc., Class A	(204,011)	(4,622,889)	(45.3)
Easterly Government Properties, Inc.	(139,249)	(2,808,652)	(27.5)
Eastern Bankshares, Inc.	(487,682)	(7,276,215)	(71.3)
Embecta Corp.	(125,793)	(1,533,417)	(15.0)
Enovix Corp.	(563,432)	(3,774,994)	(37.0)
Enpro, Inc.	(37,702)	(5,632,679)	(55.2)
EPR Properties	(366,388)	(18,132,542)	(177.8)
Excelerate Energy, Inc., Class A	(20,834)	(532,934)	(5.2)
Expro Group Holdings NV	(190,439)	(1,574,931)	(15.4)
F&G Annuities & Life, Inc.	(39,708)	(1,382,235)	(13.6)
First Commonwealth Financial Corp.	(91,328)	(1,399,145)	(13.7)
Flywire Corp.	(134,544)	(1,266,059)	(12.4)
Fox Factory Holding Corp.	(36,853)	(748,484)	(7.3)
Frontier Group Holdings, Inc.	(39,739)	(118,422)	(1.2)
GeneDx Holdings Corp.	(43,241)	(2,890,661)	(28.3)
Gentherm, Inc.	(35,109)	(913,185)	(9.0)
GEO Group, Inc.	(141,746)	(4,433,815)	(43.5)
Global Net Lease, Inc.	(1,046,909)	(7,904,163)	(77.5)
GoodRx Holdings, Inc., Class A	(321,901)	(1,490,402)	(14.6)
Guess?, Inc.	(222,932)	(2,507,985)	(24.6)
Hecla Mining Co.	(168,255)	(962,419)	(9.4)
Helios Technologies, Inc.	(34,983)	(953,637)	(9.4)
Helmerich & Payne, Inc.	(322,831)	(6,098,278)	(59.8)
Herbalife Ltd.	(104,287)	(750,866)	(7.4)
HighPeak Energy, Inc.	(220,817)	(1,768,744)	(17.3)
Highwoods Properties, Inc.	(599,537)	(17,050,832)	(167.2)
Hillenbrand, Inc.	(143,283)	(2,898,615)	(28.4)
Hillman Solutions Corp.	(701,048)	(4,900,326)	(48.0)
Home BancShares, Inc.	(73,399)	(2,036,822)	(20.0)
Honest Co., Inc.	(95,738)	(458,585)	(4.5)
Ibotta, Inc., Class A	(133,984)	(6,538,419)	(64.1)
Inmode Ltd.	(34,527)	(486,831)	(4.8)
Innodata, Inc.	(31,809)	(1,203,016)	(11.8)
Interparfums, Inc.	(103,910)	(11,346,972)	(111.3)
Jack in the Box, Inc.	(151,703)	(3,950,346)	(38.7)
JBG SMITH Properties	(47,065)	(657,969)	(6.5)
Krispy Kreme, Inc.	(208,197)	(853,608)	(8.4)
LCI Industries	(171,550)	(13,223,074)	(129.7)
Ligand Pharmaceuticals, Inc.	(8,559)	(940,292)	(9.2)
LSI Industries, Inc.	(12,160)	(183,494)	(1.8)
Macerich Co.	(580,674)	(8,512,681)	(83.5)
Metallus, Inc.	(101,016)	(1,277,852)	(12.5)
MGP Ingredients, Inc.	(78,484)	(2,312,923)	(22.7)
Middlesex Water Co.	(18,980)	(1,198,018)	(11.7)
Minerals Technologies, Inc.	(53,368)	(2,753,255)	(27.0)
National Storage Affiliates Trust	(53,645)	(1,995,594)	(19.6)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Navient Corp.	(145,267)	$(1,798,405)	(17.6)%
NBT Bancorp, Inc.	(98,018)	(4,150,082)	(40.7)
nCino, Inc.	(553,033)	(12,830,366)	(125.8)
New Jersey Resources Corp.	(171,812)	(8,408,479)	(82.4)
nLight, Inc.	(36,467)	(281,161)	(2.8)
ODP Corp.	(197,062)	(2,695,808)	(26.4)
Orchid Island Capital, Inc.	(306,480)	(2,191,332)	(21.5)
Oxford Industries, Inc.	(131,273)	(6,379,868)	(62.6)
PennyMac Mortgage Investment Trust	(238,936)	(3,067,938)	(30.1)
Phathom Pharmaceuticals, Inc.	(23,954)	(102,763)	(1.0)
Phillips Edison & Co., Inc.	(215,589)	(7,480,938)	(73.3)
Playa Hotels & Resorts NV	(933,011)	(12,521,008)	(122.8)
PotlatchDeltic Corp.	(143,481)	(5,508,236)	(54.0)
PureCycle Technologies, Inc.	(58,677)	(393,723)	(3.9)
Quaker Chemical Corp.	(46,649)	(4,941,995)	(48.5)
Ready Capital Corp.	(467,520)	(2,080,464)	(20.4)
Redwire Corp.	(57,246)	(617,112)	(6.1)
Reliance Worldwide Corp. Ltd.	(324,899)	(873,418)	(8.6)
Renasant Corp.	(15,442)	(495,225)	(4.9)
Resideo Technologies, Inc.	(132,854)	(2,229,290)	(21.9)
RXO, Inc.	(112,876)	(1,590,423)	(15.6)
Sable Offshore Corp.	(75,548)	(1,409,726)	(13.8)
Safety Insurance Group, Inc.	(26,071)	(1,994,431)	(19.6)
Scholastic Corp.	(19,154)	(345,347)	(3.4)
Sensient Technologies Corp.	(108,818)	(10,223,451)	(100.2)
Sezzle, Inc.	(80,634)	(4,188,936)	(41.1)
Shoals Technologies Group, Inc., Class A	(503,166)	(1,816,429)	(17.8)
Shoe Carnival, Inc.	(74,700)	(1,298,286)	(12.7)
SoundHound AI, Inc., Class A	(128,488)	(1,193,654)	(11.7)
Sphere Entertainment Co.	(58,690)	(1,599,303)	(15.7)
Standex International Corp.	(35,301)	(4,992,267)	(48.9)
Steven Madden Ltd.	(138,579)	(2,910,159)	(28.5)
Talos Energy, Inc.	(1,478,549)	(10,172,417)	(99.7)
Target Hospitality Corp.	(15,928)	(108,310)	(1.1)
Telephone and Data Systems, Inc.	(157,826)	(5,916,897)	(58.0)
Terex Corp.	(50,488)	(1,777,178)	(17.4)
Thermon Group Holdings, Inc.	(41,007)	(1,075,614)	(10.5)
Towne Bank	(72,406)	(2,385,778)	(23.4)
TreeHouse Foods, Inc.	(210,938)	(4,912,746)	(48.2)
TriMas Corp.	(115,208)	(2,770,752)	(27.2)
Trupanion, Inc.	(69,710)	(2,551,386)	(25.0)
Under Armour, Inc., Class A	(648,276)	(3,708,139)	(36.4)
United States Cellular Corp.	(96,866)	(6,650,820)	(65.2)
Uniti Group, Inc.	(445,203)	(2,190,399)	(21.5)
Uranium Energy Corp.	(1,095,295)	(5,750,299)	(56.4)
Viant Technology, Inc., Class A	(4,725)	(67,615)	(0.7)
Vishay Intertechnology, Inc.	(223,184)	(2,899,160)	(28.4)
Vital Energy, Inc.	(477,943)	(6,777,232)	(66.5)
Vontier Corp.	(424,999)	(13,519,218)	(132.6)
Waste Connections, Inc.	(28,338)	(5,596,683)	(54.9)
Weis Markets, Inc.	(12,614)	(1,084,678)	(10.6)
Wendy’s Co.	(50,025)	(625,313)	(6.1)
Werner Enterprises, Inc.	(494,589)	(12,196,565)	(119.6)
White Mountains Insurance Group Ltd.	(1,930)	(3,411,178)	(33.4)
Security	Shares	Value	% of Basket Value
United States (continued)
XPEL, Inc.	(73,103)	$(2,093,670)	(20.5)%
Ziff Davis, Inc.	(74,064)	(2,187,110)	(21.4)
(494,031,490)
Investment Companies
Luxembourg
BBGI Global Infrastructure SA	(2,068,300)	(3,908,611)	(38.3)
Total Reference Entity — Short		(1,230,712,466)
Net Value of Reference Entity — Barclays Bank PLC		$10,199,175
The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/10/25 – 10/07/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Ampol Ltd.	116,635	$1,771,010	(25.2)%
Commonwealth Bank of Australia	101,364	10,804,297	(153.6)
Evolution Mining Ltd.	607,940	3,048,832	(43.4)
Lendlease Corp. Ltd.	3	10	(0.0)
Mirvac Group	4,065,126	5,929,603	(84.3)
REA Group Ltd.	27,844	4,423,847	(62.9)
Santos Ltd.	2,307,005	8,868,965	(126.1)
SEEK Ltd.	12,638	172,054	(2.5)
Technology One Ltd.	156,160	3,014,227	(42.9)
		38,032,845
Belgium
Groupe Bruxelles Lambert NV	5,742	473,681	(6.7)
UCB SA	12,621	2,313,923	(32.9)
		2,787,604
Denmark
AP Moller - Maersk A/S, Class B	6,411	11,039,001	(157.0)
Genmab A/S	15,032	3,187,364	(45.3)
		14,226,365
France
Air Liquide SA	39,000	8,013,649	(114.0)
Eiffage SA	7,033	957,000	(13.6)
Engie SA	902,037	18,643,601	(265.1)
Gaztransport Et Technigaz SA	27,835	4,537,183	(64.5)
Gecina SA	13,386	1,374,188	(19.6)
Hermes International SCA	540	1,485,097	(21.1)
Ipsen SA	4,690	545,462	(7.8)
Societe Generale SA	72,074	3,757,864	(53.4)
Valeo SE	115,578	1,147,824	(16.3)
Veolia Environnement SA	242,124	8,843,353	(125.8)
		49,305,221
Germany
Continental AG	44,932	3,512,543	(50.0)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Evonik Industries AG	429,372	$9,649,211	(137.2)%
Fresenius Medical Care AG	239,424	12,180,833	(173.2)
GEA Group AG	75,769	4,943,146	(70.3)
Henkel AG & Co KGaA	17,107	1,207,414	(17.2)
Merck KGaA	3,615	503,281	(7.2)
Siemens Energy AG	342,243	26,415,568	(375.6)
Symrise AG	91,161	10,513,730	(149.5)
		68,925,726
Hong Kong
CK Infrastructure Holdings Ltd.	102,500	690,814	(9.8)
Hongkong Land Holdings Ltd.	93,100	455,632	(6.5)
WH Group Ltd.	7,472,000	6,681,517	(95.0)
		7,827,963
Ireland
Kerry Group PLC, Class A	183,905	19,468,502	(276.9)
Israel
Cellebrite Di Ltd.	131,970	2,611,686	(37.1)
Wix.com Ltd.	43,932	7,450,428	(106.0)
		10,062,114
Italy
Banca Mediolanum SpA	71,345	1,066,598	(15.2)
Generali	81,051	2,962,230	(42.1)
Italgas SpA	547,114	4,495,098	(63.9)
Saipem SpA	52,408	121,061	(1.7)
Telecom Italia SpA	1,838,436	728,084	(10.4)
Unipol Assicurazioni SpA	46,624	836,281	(11.9)
		10,209,352
Japan
AGC, Inc.	19,500	608,827	(8.7)
Ajinomoto Co., Inc.	75,800	1,550,419	(22.0)
Asahi Intecc Co., Inc.	18,000	276,746	(3.9)
Asahi Kasei Corp.	1,748,000	12,181,359	(173.2)
Chubu Electric Power Co., Inc.	361,100	4,688,999	(66.7)
Daiwa House Industry Co., Inc.	116,000	4,197,219	(59.7)
Denso Corp.	581,200	7,504,413	(106.7)
Hulic Co., Inc.	153,900	1,609,317	(22.9)
Japan Exchange Group, Inc.	19,500	216,952	(3.1)
Koito Manufacturing Co., Inc.	134,400	1,627,926	(23.2)
Mazda Motor Corp.	246,300	1,472,581	(20.9)
McDonald’s Holdings Co Japan Ltd.	145,000	6,131,091	(87.2)
Mitsubishi Chemical Group Corp.	495,400	2,408,415	(34.3)
Nexon Co., Inc.	3,800	59,621	(0.8)
Nichirei Corp.	1,700	23,320	(0.3)
Nippon Telegraph & Telephone Corp.	11,090,000	11,592,116	(164.8)
Nippon Yusen KK	197,900	6,465,967	(92.0)
Nissan Chemical Corp.	91,300	2,670,399	(38.0)
Nomura Holdings, Inc.	1,535,700	8,559,317	(121.7)
Nomura Real Estate Holdings, Inc.	2,194,400	13,051,071	(185.6)
Olympus Corp.	32,000	419,296	(6.0)
Ono Pharmaceutical Co., Inc.	218,200	2,511,684	(35.7)
Rohm Co., Inc.	493,200	4,490,580	(63.9)
Sanrio Co., Inc.	60,000	2,390,772	(34.0)
Skylark Holdings Co., Inc.	225,900	4,688,382	(66.7)
SoftBank Corp.	6,347,200	9,604,868	(136.6)
Sojitz Corp.	198,100	4,686,616	(66.6)
Sumitomo Chemical Co., Inc.	6,543,800	15,818,384	(225.0)
Takashimaya Co., Inc.	202,500	1,561,305	(22.2)
Takeda Pharmaceutical Co., Inc.	219,900	6,651,667	(94.6)
Security	Shares	Value	% of Basket Value
Japan (continued)
Toyota Motor Corp.	293,800	$5,611,407	(79.8)%
Yaskawa Electric Corp.	23,500	495,128	(7.0)
		145,826,164
Luxembourg
ArcelorMittal SA	48,055	1,421,070	(20.2)
Macau
Galaxy Entertainment Group Ltd.	112,000	404,499	(5.8)
Netherlands
NN Group NV	6,657	408,210	(5.8)
Norway
Aker BP ASA	908,701	19,507,543	(277.4)
Portugal
Banco Comercial Portugues SA, Class R	2,002,562	1,280,835	(18.2)
Singapore
Seatrium Ltd.	1,611,500	2,366,568	(33.6)
Singapore Telecommunications Ltd.	2,369,300	6,854,845	(97.5)
		9,221,413
Spain
Acciona SA	21,681	3,159,427	(45.0)
ACS Actividades de Construccion y Servicios SA	154,118	9,656,236	(137.3)
Endesa SA	156,450	4,698,597	(66.8)
Iberdrola SA	173,700	3,131,091	(44.5)
Industria de Diseno Textil SA	5,918	318,240	(4.5)
		20,963,591
Sweden
AddTech AB	18,856	634,362	(9.0)
Assa Abloy AB, Class B	105,792	3,211,208	(45.7)
Atlas Copco AB	58,075	806,413	(11.5)
Investment AB Latour	170	4,588	(0.0)
Swedbank AB	162,577	4,058,547	(57.7)
		8,715,118
Switzerland
Chocoladefabriken Lindt & Spruengli AG	521	7,593,051	(108.0)
Clariant AG, Registered Shares	109,664	1,227,472	(17.5)
DSM-Firmenich AG	106,590	11,579,208	(164.7)
Helvetia Holding AG, Registered Shares	36,927	8,146,005	(115.8)
Sika AG, Registered Shares	12,030	3,006,388	(42.8)
Swissquote Group Holding SA, Registered Shares	140	72,267	(1.0)
Zurich Insurance Group AG	21,291	15,101,079	(214.7)
		46,725,470
United Kingdom
Beazley PLC	73,949	876,197	(12.5)
Berkeley Group Holdings PLC	303	16,890	(0.2)
British American Tobacco PLC	116,249	5,063,614	(72.0)
IG Group Holdings PLC	664,802	9,475,405	(134.7)
Imperial Brands PLC	373,049	15,307,340	(217.7)
J Sainsbury PLC	330,614	1,175,039	(16.7)
London Stock Exchange Group PLC	156,115	24,308,897	(345.7)
Ocado Group PLC	79,279	299,521	(4.3)
Rolls-Royce Holdings PLC	1,638,722	16,587,916	(235.9)
Sage Group PLC	257,446	4,268,105	(60.7)
TechnipFMC PLC	21,311	600,331	(8.5)
		77,979,255

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States
AbbVie, Inc.	31,664	$6,177,646	(87.9)%
Abercrombie & Fitch Co., Class A	9,194	638,247	(9.1)
AECOM	84,356	8,321,719	(118.3)
Airbnb, Inc., Class A	190,540	23,230,637	(330.4)
Alaska Air Group, Inc.	267,725	11,852,186	(168.5)
Albemarle Corp.	69,668	4,079,061	(58.0)
Alcoa Corp.	106,216	2,605,479	(37.1)
Alcon, Inc.	2,916	283,320	(4.0)
Align Technology, Inc.	61,614	10,677,706	(151.8)
Alkermes PLC	88,031	2,532,652	(36.0)
Alphabet, Inc., Class C	21,141	3,401,376	(48.4)
Americold Realty Trust, Inc.	552,341	10,682,275	(151.9)
Ameriprise Financial, Inc.	4,021	1,893,971	(26.9)
AMETEK, Inc.	59,309	10,057,620	(143.0)
Aramark	107,754	3,602,216	(51.2)
Armstrong World Industries, Inc.	6,877	997,303	(14.2)
AutoNation, Inc.	4,208	732,823	(10.4)
Bank of America Corp.	883,471	35,232,824	(501.0)
Bank OZK	10,677	454,840	(6.5)
Biogen, Inc.	35,609	4,311,538	(61.3)
BioMarin Pharmaceutical, Inc.	36,525	2,326,277	(33.1)
Block, Inc.	70,666	4,131,841	(58.8)
Booking Holdings, Inc.	2,272	11,585,564	(164.8)
Box, Inc., Class A	49,426	1,543,080	(21.9)
CACI International, Inc., Class A	25,159	11,519,551	(163.8)
Carnival PLC	168,710	2,831,800	(40.3)
CDW Corp.	37,400	6,004,944	(85.4)
Charter Communications, Inc., Class A	778	304,867	(4.3)
Chemed Corp.	244	141,888	(2.0)
Cheniere Energy, Inc.	65,895	15,228,993	(216.6)
Churchill Downs, Inc.	6,473	585,224	(8.3)
Cisco Systems, Inc.	9,867	569,622	(8.1)
Citigroup, Inc.	380,046	25,987,546	(369.6)
Cognex Corp.	222,948	6,086,480	(86.6)
Colgate-Palmolive Co.	83,003	7,652,047	(108.8)
Comcast Corp., Class A	60,608	2,072,794	(29.5)
D.R. Horton, Inc.	62,113	7,847,356	(111.6)
Devon Energy Corp.	634,240	19,287,238	(274.3)
Dropbox, Inc., Class A	293,365	8,375,571	(119.1)
Dycom Industries, Inc.	5,667	949,506	(13.5)
Eagle Materials, Inc.	14,553	3,294,654	(46.9)
Elevance Health, Inc.	9,521	4,004,342	(56.9)
EOG Resources, Inc.	58,961	6,505,167	(92.5)
Etsy, Inc.	75,042	3,262,826	(46.4)
Exact Sciences Corp.	122,659	5,598,157	(79.6)
Exelixis, Inc.	153,120	5,994,648	(85.2)
Experian PLC	340,221	16,926,350	(240.7)
Fifth Third Bancorp	48,243	1,733,853	(24.7)
Flex Ltd.	480,389	16,496,558	(234.6)
Flowserve Corp.	249,370	11,279,005	(160.4)
Fox Corp., Class A	310,517	15,460,641	(219.9)
Fox Corp., Class B	162,219	7,501,007	(106.7)
Gap, Inc.	41,792	915,245	(13.0)
Genpact Ltd.	71,116	3,574,290	(50.8)
Gilead Sciences, Inc.	46,540	4,958,372	(70.5)
Globus Medical, Inc., Class A	7,000	502,390	(7.1)
GoDaddy, Inc., Class A	30,102	5,669,110	(80.6)
Group 1 Automotive, Inc.	1,085	437,939	(6.2)
Guidewire Software, Inc.	64,314	13,169,578	(187.3)
Halozyme Therapeutics, Inc.	6,549	402,240	(5.7)
Hartford Insurance Group, Inc.	99,107	12,157,456	(172.9)
Hasbro, Inc.	39,814	2,464,487	(35.0)
Security	Shares	Value	% of Basket Value
United States (continued)
Henry Schein, Inc.	151,761	$9,859,912	(140.2)%
Hilton Worldwide Holdings, Inc.	19,025	4,289,757	(61.0)
Holcim AG	61,538	6,876,742	(97.8)
Houlihan Lokey, Inc.	86,513	14,022,027	(199.4)
Illinois Tool Works, Inc.	59,190	14,200,273	(201.9)
Incyte Corp.	63,134	3,955,976	(56.3)
Intercontinental Exchange, Inc.	18,267	3,068,308	(43.6)
Invesco Ltd.	936,411	13,044,205	(185.5)
IQVIA Holdings, Inc.	37,728	5,850,481	(83.2)
KB Home	14,595	788,568	(11.2)
KLA Corp.	15,952	11,209,311	(159.4)
Lam Research Corp.	199,063	14,266,845	(202.9)
Lamar Advertising Co., Class A	54,954	6,254,315	(88.9)
Lennar Corp., Class A	123,107	13,370,651	(190.1)
LyondellBasell Industries NV, Class A	65,158	3,792,847	(53.9)
Masco Corp.	14,428	874,481	(12.4)
Mattel, Inc.	45,370	720,929	(10.3)
Merck & Co., Inc.	76,916	6,553,243	(93.2)
Merit Medical Systems, Inc.	27,756	2,621,554	(37.3)
Meta Platforms, Inc., Class A	997	547,353	(7.8)
Mettler-Toledo International, Inc.	4,974	5,325,015	(75.7)
MGIC Investment Corp.	434,473	10,822,722	(153.9)
Moody’s Corp.	42,693	19,345,052	(275.1)
Morgan Stanley	64,934	7,494,682	(106.6)
Motorola Solutions, Inc.	37,061	16,321,294	(232.1)
Murphy USA, Inc.	16,694	8,323,128	(118.4)
National Fuel Gas Co.	223,278	17,143,285	(243.8)
Neurocrine Biosciences, Inc.	40,770	4,390,521	(62.4)
Nexstar Media Group, Inc.	39,699	5,941,352	(84.5)
Nucor Corp.	81,507	9,729,491	(138.4)
nVent Electric PLC	121,935	6,695,451	(95.2)
NVIDIA Corp.	33,738	3,674,743	(52.3)
NVR, Inc.	1,370	9,762,278	(138.8)
Old Republic International Corp.	6,012	226,051	(3.2)
OneMain Holdings, Inc.	8,343	392,705	(5.6)
PACCAR, Inc.	2,821	254,482	(3.6)
Paramount Global, Class B	155,901	1,830,278	(26.0)
Paycom Software, Inc.	14,851	3,362,118	(47.8)
PepsiCo, Inc.	16,073	2,179,177	(31.0)
Pfizer, Inc.	1,221,064	29,806,172	(423.9)
Pilgrim’s Pride Corp.	107,737	5,880,285	(83.6)
Pinterest, Inc., Class A	28,287	716,227	(10.2)
PulteGroup, Inc.	104,045	10,672,936	(151.8)
Qualys, Inc.	78,453	9,862,327	(140.2)
Ralph Lauren Corp.	20,586	4,630,821	(65.9)
Reliance, Inc.	4,768	1,374,281	(19.5)
Remitly Global, Inc.	793,272	16,039,960	(228.1)
Revvity, Inc.	22,514	2,103,483	(29.9)
Robert Half, Inc.	156,871	6,949,385	(98.8)
ROBLOX Corp., Class A	282,636	18,950,744	(269.5)
Schneider Electric SE	2,327	543,694	(7.7)
SentinelOne, Inc., Class A	11,382	210,567	(3.0)
Simon Property Group, Inc.	14,732	2,318,522	(33.0)
Spotify Technology SA	4,549	2,792,995	(39.7)
Sprouts Farmers Market, Inc.	43,789	7,487,919	(106.5)
SS&C Technologies Holdings, Inc.	243,420	18,402,552	(261.7)
Stifel Financial Corp.	88,363	7,571,825	(107.7)
Synchrony Financial	146,729	7,622,572	(108.4)
Target Corp.	103,179	9,977,409	(141.9)
Taylor Morrison Home Corp.	244,477	14,020,756	(199.4)
Toll Brothers, Inc.	165,046	16,648,190	(236.8)
Toro Co.	40,118	2,739,257	(39.0)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Ubiquiti, Inc.	7,194	$2,348,481	(33.4)%
UGI Corp.	10,637	348,787	(5.0)
UiPath, Inc., Class A	260,245	3,107,325	(44.2)
United Parcel Service, Inc., Class B	16,878	1,608,473	(22.9)
United Therapeutics Corp.	8,081	2,449,270	(34.8)
Urban Outfitters, Inc.	59,851	3,158,936	(44.9)
US Bancorp	461,812	18,629,496	(264.9)
Veeva Systems, Inc., Class A	58,092	13,575,520	(193.1)
Veralto Corp.	23,763	2,278,872	(32.4)
VeriSign, Inc.	31,023	8,752,209	(124.5)
Viking Holdings Ltd.	63,812	2,618,206	(37.2)
Visa, Inc., Class A	44,617	15,415,174	(219.2)
Waters Corp.	17,566	6,108,225	(86.9)
Weyerhaeuser Co.	229,439	5,944,765	(84.5)
Williams Cos, Inc.	90,658	5,309,839	(75.5)
Zebra Technologies Corp., Class A	12,790	3,201,593	(45.5)
Zions Bancorp NA	144,009	6,476,085	(92.1)
Zoetis, Inc.	57,988	9,069,323	(129.0)
Zurn Elkay Water Solutions Corp.	49,829	1,692,193	(24.1)
		997,903,197
Total Reference Entity — Long		1,551,202,057
Reference Entity — Short
Common Stocks
Australia
APA Group	(258,775)	(1,361,667)	19.4
CAR Group Ltd.	(39,322)	(839,301)	11.9
Cochlear Ltd.	(15,022)	(2,630,812)	37.4
Fortescue Ltd.	(645,683)	(6,668,412)	94.8
Glencore PLC	(685,245)	(2,246,736)	32.0
GPT Group	(586,498)	(1,738,587)	24.7
Lottery Corp. Ltd.	(909,941)	(3,032,403)	43.1
National Australia Bank Ltd.	(248,171)	(5,730,443)	81.5
NEXTDC Ltd.	(286,721)	(2,176,881)	31.0
Reece Ltd.	(5,413)	(54,586)	0.8
Sigma Healthcare Ltd.	(942,595)	(1,818,899)	25.9
Suncorp Group Ltd.	(95,212)	(1,238,145)	17.6
Treasury Wine Estates Ltd.	(1,522,037)	(8,699,944)	123.7
Vicinity Ltd.	(2,630,302)	(3,977,943)	56.6
Westpac Banking Corp.	(38,529)	(808,537)	11.5
WiseTech Global Ltd.	(160,037)	(9,100,172)	129.4
Woolworths Group Ltd.	(607,055)	(12,251,969)	174.2
		(64,375,437)
Austria
Mondi PLC	(75,765)	(1,150,047)	16.3
Verbund AG	(16,338)	(1,255,591)	17.9
		(2,405,638)
Belgium
Anheuser-Busch InBev SA	(56,402)	(3,717,397)	52.9
Lotus Bakeries NV	(24)	(230,762)	3.3
		(3,948,159)
Bermuda
RenaissanceRe Holdings Ltd.	(6,918)	(1,673,672)	23.8
Canada
Metro, Inc.	(77,697)	(5,987,618)	85.2
Security	Shares	Value	% of Basket Value
Canada (continued)
Onex Corp.	(42,350)	$(2,998,537)	42.6%
Peyto Exploration & Development Corp.	(168,900)	(2,114,619)	30.1
		(11,100,774)
China
Wilmar International Ltd.	(458,900)	(1,076,340)	15.3
Denmark
Coloplast A/S, Class B	(6,648)	(752,308)	10.7
Danske Bank A/S	(142,931)	(5,015,099)	71.3
DSV A/S	(68,700)	(14,561,632)	207.1
Novo Nordisk A/S, Class B	(67,864)	(4,537,490)	64.5
Novonesis Novozymes B, Class B	(133,778)	(8,689,861)	123.6
ROCKWOOL A/S	(14,550)	(664,210)	9.4
		(34,220,600)
Finland
Nordea Bank Abp	(583,091)	(8,075,197)	114.8
France
Air France-KLM	(22,396)	(195,536)	2.8
Airbus SE	(4,583)	(777,692)	11.1
BNP Paribas SA	(200,156)	(16,959,113)	241.2
Cie de Saint-Gobain SA	(1,500)	(163,077)	2.3
Kering SA	(57,452)	(11,688,761)	166.2
Nexans SA	(22,421)	(2,463,135)	35.0
Renault SA	(151,116)	(8,025,949)	114.1
Unibail-Rodamco-Westfield	(49,776)	(4,213,790)	59.9
		(44,487,053)
Germany
Beiersdorf AG	(11,192)	(1,576,930)	22.4
Deutsche Lufthansa AG, Registered Shares	(76,988)	(553,208)	7.9
Deutsche Post AG	(154,848)	(6,616,345)	94.1
MTU Aero Engines AG	(26,120)	(9,040,276)	128.5
Puma SE	(79,003)	(2,039,924)	29.0
SMA Solar Technology AG	(4)	(69)	0.0
Wacker Chemie AG	(5,940)	(449,038)	6.4
		(20,275,790)
Ireland
Bank of Ireland Group PLC	(266,850)	(3,133,208)	44.6
Israel
Oddity Tech Ltd., Class A	(4,002)	(245,883)	3.5
Italy
DiaSorin SpA	(612)	(69,937)	1.0
Ryanair Holdings PLC	(5,556)	(132,258)	1.9
UniCredit SpA	(136,512)	(7,942,386)	112.9
		(8,144,581)
Japan
Advantest Corp.	(122,600)	(5,129,086)	72.9
Asics Corp.	(50,800)	(1,091,897)	15.5
Bandai Namco Holdings, Inc.	(201,100)	(6,988,731)	99.4
BayCurrent, Inc.	(261,000)	(14,063,611)	200.0
Bridgestone Corp.	(171,700)	(7,179,662)	102.1
Capcom Co., Inc.	(29,900)	(865,620)	12.3
Central Japan Railway Co.	(355,600)	(7,483,195)	106.4
Chiba Bank Ltd.	(507,100)	(4,508,869)	64.1
Chugai Pharmaceutical Co., Inc.	(9,300)	(535,768)	7.6
Cosmos Pharmaceutical Corp.	(32,300)	(2,078,169)	29.6
Disco Corp.	(48,700)	(9,422,450)	134.0

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Fast Retailing Co., Inc.	(42,700)	$(14,045,942)	199.7%
Food & Life Cos. Ltd.	(12,100)	(447,763)	6.4
FUJIFILM Holdings Corp.	(183,300)	(3,754,418)	53.4
Fujikura Ltd.	(131,800)	(4,903,866)	69.7
GMO Payment Gateway, Inc.	(16,500)	(1,033,449)	14.7
Hankyu Hanshin Holdings, Inc.	(190,700)	(5,439,179)	77.4
Hikari Tsushin, Inc.	(6,700)	(1,858,429)	26.4
Hitachi Construction Machinery Co., Inc.	(29,800)	(890,569)	12.7
Honda Motor Co., Inc.	(1,281,800)	(13,041,981)	185.5
Hoshizaki Corp.	(138,600)	(5,892,732)	83.8
Ibiden Co., Inc.	(237,900)	(6,594,877)	93.8
IHI Corp.	(82,300)	(6,446,735)	91.7
Isuzu Motors Ltd.	(307,600)	(4,136,738)	58.8
ITOCHU Corp.	(13,800)	(705,773)	10.0
Japan Post Holdings Co., Inc.	(887,600)	(8,627,705)	122.7
Japan Real Estate Investment Corp.	(13,202)	(10,477,275)	149.0
Japan Steel Works Ltd.	(155,700)	(6,415,642)	91.2
JFE Holdings, Inc.	(21,700)	(252,719)	3.6
Kadokawa Corp.	(43,400)	(1,167,150)	16.6
Kajima Corp.	(10,400)	(248,328)	3.5
Kansai Paint Co., Inc.	(2,800)	(42,205)	0.6
Keisei Electric Railway Co., Inc.	(159,700)	(1,654,797)	23.5
Kikkoman Corp.	(1,131,000)	(11,071,553)	157.4
Kirin Holdings Co., Inc.	(338,000)	(5,112,818)	72.7
Kobe Bussan Co., Inc.	(353,300)	(10,796,892)	153.5
Kokusai Electric Corp.	(244,800)	(4,520,267)	64.3
Konami Group Corp.	(26,300)	(3,756,059)	53.4
Kose Corp.	(8,500)	(366,613)	5.2
Kyushu Railway Co.	(69,200)	(1,790,988)	25.5
Lasertec Corp.	(119,200)	(11,082,063)	157.6
M3, Inc.	(358,500)	(4,492,933)	63.9
Maruwa Co. Ltd.	(36,600)	(7,525,927)	107.0
MatsukiyoCocokara & Co.	(306,100)	(5,618,962)	79.9
Mebuki Financial Group, Inc.	(570,600)	(2,788,023)	39.7
Mercari, Inc.	(146,900)	(2,380,551)	33.9
MINEBEA MITSUMI, Inc.	(374,400)	(5,487,215)	78.0
Mitsubishi Corp.	(195,200)	(3,706,180)	52.7
Mitsubishi Motors Corp.	(100,100)	(277,118)	3.9
MonotaRO Co., Inc.	(99,200)	(1,907,901)	27.1
NIDEC Corp.	(100,000)	(1,777,132)	25.3
Nintendo Co., Inc.	(103,100)	(8,559,361)	121.7
Nippon Building Fund, Inc.	(1,157)	(1,073,938)	15.3
Nippon Paint Holdings Co., Inc.	(1,123,600)	(8,560,447)	121.7
Nippon Sanso Holdings Corp.	(315,800)	(10,106,624)	143.7
Nippon Steel Corp.	(163,800)	(3,447,614)	49.0
Nissan Motor Co., Inc.	(1,612,500)	(3,838,764)	54.6
Nitori Holdings Co., Inc.	(60,400)	(7,186,678)	102.2
Nitto Denko Corp.	(796,000)	(13,991,142)	199.0
NTT Data Group Corp.	(69,600)	(1,382,283)	19.7
Omron Corp.	(93,000)	(2,760,699)	39.3
Oracle Corp. Japan	(16,200)	(1,947,587)	27.7
Oriental Land Co., Ltd./Japan	(164,200)	(3,477,673)	49.5
Rakus Co., Inc.	(144,900)	(2,201,727)	31.3
Rakuten Bank Ltd.	(341,500)	(14,362,702)	204.3
Renesas Electronics Corp.	(995,900)	(11,687,143)	166.2
Ricoh Co., Inc.	(48,000)	(504,869)	7.2
Ryohin Keikaku Co., Inc.	(18,200)	(615,170)	8.8
Sanwa Holdings Corp.	(86,000)	(2,822,751)	40.1
Sapporo Holdings Ltd.	(9,000)	(499,802)	7.1
SBI Sumishin Net Bank Ltd.	(162,000)	(4,727,206)	67.2
SCREEN Holdings Co., Inc.	(95,400)	(6,343,815)	90.2
Security	Shares	Value	% of Basket Value
Japan (continued)
SCSK Corp.	(186,900)	$(4,888,449)	69.5%
Seibu Holdings, Inc.	(187,100)	(4,521,960)	64.3
Seiko Epson Corp.	(90,400)	(1,254,126)	17.8
SG Holdings Co., Inc.	(627,600)	(6,608,407)	94.0
Shimadzu Corp.	(79,200)	(2,027,316)	28.8
Shimamura Co., Inc.	(2,400)	(159,694)	2.3
Shimano, Inc.	(17,800)	(2,507,759)	35.7
Socionext, Inc.	(415,200)	(4,465,713)	63.5
SoftBank Group Corp.	(126,500)	(6,397,059)	91.0
Sumitomo Metal Mining Co., Inc.	(130,700)	(2,899,843)	41.2
Sumitomo Realty & Development Co., Inc.	(145,800)	(5,430,506)	77.2
Suzuki Motor Corp.	(1,229,800)	(14,737,502)	209.6
Taiheiyo Cement Corp.	(20,200)	(543,892)	7.7
TIS, Inc.	(34,300)	(990,007)	14.1
Toho Co., Ltd.	(195,000)	(11,132,836)	158.3
Tokyo Electric Power Co Holdings, Inc.	(853,800)	(2,611,906)	37.1
Tokyo Metro Co., Inc.	(218,200)	(2,764,820)	39.3
Tokyo Ohka Kogyo Co., Inc.	(20,300)	(446,597)	6.4
Tokyu Corp.	(168,300)	(2,041,151)	29.0
TOPPAN Holdings, Inc.	(8,800)	(247,038)	3.5
Toray Industries, Inc.	(570,300)	(3,642,228)	51.8
Toyo Suisan Kaisha Ltd.	(82,800)	(5,352,669)	76.1
Toyota Industries Corp.	(46,400)	(5,441,554)	77.4
Trend Micro, Inc.	(27,900)	(2,001,842)	28.5
Unicharm Corp.	(8,100)	(75,210)	1.1
Yakult Honsha Co., Inc.	(275,800)	(5,665,489)	80.6
Yamaha Motor Co., Inc.	(876,200)	(6,881,441)	97.9
Yamato Holdings Co., Inc.	(50,400)	(715,567)	10.2
Yamazaki Baking Co., Inc.	(6,200)	(148,419)	2.1
Yokogawa Electric Corp.	(42,900)	(928,362)	13.2
Zensho Holdings Co., Inc.	(96,600)	(5,969,235)	84.9
		(465,481,117)
Netherlands
Adyen NV	(2,655)	(4,296,355)	61.1
Akzo Nobel NV	(110,824)	(6,996,821)	99.5
IMCD NV	(13,846)	(1,841,250)	26.2
Koninklijke Philips NV	(37,037)	(939,993)	13.3
Randstad NV	(145,078)	(5,823,388)	82.8
Universal Music Group NV	(431,097)	(12,676,614)	180.3
		(32,574,421)
New Zealand
Auckland International Airport Ltd.	(120,572)	(538,580)	7.6
Infratil Ltd.	(149,954)	(939,871)	13.4
		(1,478,451)
Norway
DNB Bank ASA	(138,824)	(3,470,337)	49.4
Singapore
CapitaLand Integrated Commercial Trust	(1,012,400)	(1,666,107)	23.7
Capitaland Investment Ltd.	(427,400)	(900,784)	12.8
Keppel Ltd.	(740,800)	(3,724,520)	53.0
Sembcorp Industries Ltd.	(772,900)	(3,909,458)	55.6
		(10,200,869)
Sweden
Epiroc AB, Class B	(61,543)	(1,206,954)	17.2
EQT AB	(153,249)	(4,428,517)	63.0
Nibe Industrier AB	(318,498)	(1,358,203)	19.3
		(6,993,674)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland
Adecco Group AG, Registered Shares	(25,770)	$(670,695)	9.5%
Partners Group Holding AG	(7,867)	(10,307,905)	146.6
SIG Group AG	(122,438)	(2,361,823)	33.6
Straumann Holding AG, Registered Shares	(17,841)	(2,175,475)	30.9
Swiss Life Holding AG, Registered Shares	(5,086)	(5,078,167)	72.2
VAT Group AG	(30,615)	(11,051,710)	157.2
		(31,645,775)
Thailand
Fabrinet	(8,474)	(1,737,678)	24.7
United Kingdom
M&G PLC	(775,644)	(2,152,323)	30.6
Vistry Group PLC	(105,875)	(892,626)	12.7
		(3,044,949)
United States
AAON, Inc.	(85,551)	(7,808,240)	111.0
AGNC Investment Corp.	(2,090,282)	(18,457,190)	262.5
Air Lease Corp.	(108,483)	(5,072,665)	72.1
Albertsons Cos, Inc., Class A	(21,812)	(479,428)	6.8
American Homes 4 Rent, Class A	(210,973)	(7,888,280)	112.2
Annaly Capital Management, Inc.	(497,231)	(9,745,728)	138.6
Antero Midstream Corp.	(1,319,438)	(21,836,699)	310.5
APA Corp.	(143,260)	(2,226,260)	31.7
AptarGroup, Inc.	(9,535)	(1,429,773)	20.3
Assurant, Inc.	(66,206)	(12,760,544)	181.5
AST SpaceMobile, Inc.	(58,113)	(1,348,803)	19.2
BJ’s Wholesale Club Holdings, Inc.	(34,414)	(4,045,710)	57.5
Builders FirstSource, Inc.	(21,589)	(2,582,692)	36.7
BXP, Inc.	(364,629)	(23,237,806)	330.5
Cadence Design Systems, Inc.	(61,981)	(18,454,223)	262.4
Carnival Corp.	(14,700)	(269,598)	3.8
Carpenter Technology Corp.	(33,340)	(6,521,637)	92.7
Casella Waste Systems, Inc., Class A	(219,523)	(25,782,976)	366.7
Cava Group, Inc.	(138,799)	(12,829,192)	182.4
Chart Industries, Inc.	(30,473)	(4,113,246)	58.5
CNX Resources Corp.	(499,382)	(14,696,812)	209.0
Consolidated Edison, Inc.	(33,414)	(3,767,428)	53.6
Constellation Energy Corp.	(36,650)	(8,189,076)	116.5
Core & Main, Inc., Class A	(9,029)	(475,648)	6.8
Crocs, Inc.	(55,035)	(5,306,475)	75.5
CyberArk Software Ltd.	(8,945)	(3,150,071)	44.8
Dayforce, Inc.	(33,532)	(1,940,497)	27.6
Diamondback Energy, Inc.	(26,802)	(3,538,132)	50.3
Dillard’s, Inc., Class A	(13,432)	(4,656,337)	66.2
Dominion Energy, Inc.	(112,283)	(6,105,950)	86.8
Dutch Bros, Inc., Class A	(22,338)	(1,334,472)	19.0
Edwards Lifesciences Corp.	(22,948)	(1,732,345)	24.6
Electronic Arts, Inc.	(43,687)	(6,338,547)	90.1
Eli Lilly & Co.	(48,806)	(43,874,154)	623.9
Entegris, Inc.	(44,393)	(3,512,374)	50.0
EQT Corp.	(70,962)	(3,508,361)	49.9
Everest Group Ltd.	(30,404)	(10,909,867)	155.2
FactSet Research Systems, Inc.	(13,419)	(5,799,960)	82.5
Fidelity National Information Services, Inc.	(70,296)	(5,544,948)	78.9
FirstCash Holdings, Inc.	(2,706)	(362,496)	5.2
Ford Motor Co.	(2,630,408)	(26,330,384)	374.4
Franklin Resources, Inc.	(92,120)	(1,728,171)	24.6
GE HealthCare Technologies, Inc.	(15,382)	(1,081,816)	15.4
Genuine Parts Co.	(147,010)	(17,281,025)	245.8
Glaukos Corp.	(63,582)	(5,992,603)	85.2
Security	Shares	Value	% of Basket Value
United States (continued)
Graphic Packaging Holding Co.	(54,257)	$(1,373,245)	19.5%
Hormel Foods Corp.	(111,798)	(3,342,760)	47.5
Host Hotels & Resorts, Inc.	(531,033)	(7,498,186)	106.6
Howmet Aerospace, Inc.	(23,410)	(3,244,158)	46.1
IES Holdings, Inc.	(645)	(126,859)	1.8
InterDigital, Inc.	(9,086)	(1,826,286)	26.0
International Paper Co.	(38,495)	(1,758,452)	25.0
International Paper Co. PA	(299,430)	(13,621,318)	193.7
Intuitive Surgical, Inc.	(10,094)	(5,206,485)	74.0
IonQ, Inc.	(3,893)	(106,902)	1.5
J M Smucker Co.	(57,684)	(6,706,919)	95.4
Jack Henry & Associates, Inc.	(38,126)	(6,612,192)	94.0
Kinsale Capital Group, Inc.	(5,515)	(2,400,459)	34.1
Lamb Weston Holdings, Inc.	(91,814)	(4,848,697)	69.0
Lantheus Holdings, Inc.	(114,092)	(11,904,359)	169.3
Levi Strauss & Co., Class A	(64,210)	(1,028,002)	14.6
Light & Wonder, Inc.	(15,812)	(1,350,029)	19.2
Linde PLC	(49,932)	(22,630,680)	321.8
Lowe’s Cos, Inc.	(85,047)	(19,013,107)	270.4
Lululemon Athletica, Inc.	(26,077)	(7,060,869)	100.4
Lumentum Holdings, Inc.	(74,437)	(4,394,760)	62.5
Maplebear, Inc.	(93,959)	(3,748,025)	53.3
Marriott International, Inc., Class A	(25,663)	(6,122,679)	87.1
Martin Marietta Materials, Inc.	(11,060)	(5,795,219)	82.4
Mastercard, Inc., Class A	(2,318)	(1,270,403)	18.1
Match Group, Inc.	(203,539)	(6,036,967)	85.9
Micron Technology, Inc.	(43,703)	(3,362,946)	47.8
Modine Manufacturing Co.	(47,660)	(3,890,962)	55.3
Mosaic Co.	(10,974)	(333,610)	4.7
Mueller Industries, Inc.	(28,682)	(2,109,848)	30.0
Netflix, Inc.	(2,521)	(2,853,066)	40.6
NEXTracker, Inc., Class A	(194,457)	(7,896,899)	112.3
Nordson Corp.	(41,805)	(7,924,974)	112.7
Occidental Petroleum Corp.	(10,440)	(411,440)	5.9
Old National Bancorp	(566,727)	(11,668,909)	165.9
Ollie’s Bargain Outlet Holdings, Inc.	(49,467)	(5,248,943)	74.6
Oshkosh Corp.	(53,919)	(4,516,255)	64.2
Ovintiv, Inc.	(67,498)	(2,266,583)	32.2
Palo Alto Networks, Inc.	(19,102)	(3,570,737)	50.8
Paychex, Inc.	(55,774)	(8,205,471)	116.7
PennyMac Financial Services, Inc.	(52,714)	(5,136,452)	73.0
Permian Resources Corp.	(380,922)	(4,494,880)	63.9
Pinnacle Financial Partners, Inc.	(10,219)	(1,024,353)	14.6
Procore Technologies, Inc.	(29,591)	(1,896,487)	27.0
PTC, Inc.	(71,251)	(11,041,767)	157.0
Range Resources Corp.	(8,405)	(285,182)	4.1
Realty Income Corp.	(87,196)	(5,045,161)	71.7
Reddit, Inc., Class A	(5,887)	(686,248)	9.8
Roche Holding AG	(8,362)	(2,734,260)	38.9
Roivant Sciences Ltd.	(415,481)	(4,827,889)	68.7
Royal Caribbean Cruises Ltd.	(15,462)	(3,322,938)	47.3
Ryan Specialty Holdings, Inc.	(167,572)	(10,977,642)	156.1
Ryder System, Inc.	(18,303)	(2,519,774)	35.8
Sandisk Corp.	(40,455)	(1,299,010)	18.5
Schlumberger NV	(449,095)	(14,932,409)	212.4
SharkNinja, Inc.	(32,791)	(2,639,676)	37.5
Sherwin-Williams Co.	(39,420)	(13,912,106)	197.8
Shift4 Payments, Inc., Class A	(94,438)	(7,725,028)	109.9
Simpson Manufacturing Co., Inc.	(67)	(10,297)	0.2
Snap-on, Inc.	(3,737)	(1,172,708)	16.7
Southern Co.	(71,713)	(6,589,708)	93.7

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
SouthState Corp.	(97,763)	$(8,483,873)	120.7%
StepStone Group, Inc., Class A	(37,985)	(1,899,630)	27.0
Summit Therapeutics, Inc.	(9,496)	(229,044)	3.3
Symbotic, Inc.	(821)	(17,717)	0.3
Tempus AI, Inc.	(55,521)	(2,868,770)	40.8
Tesla, Inc.	(18,091)	(5,104,557)	72.6
Textron, Inc.	(32,933)	(2,317,495)	33.0
TKO Group Holdings, Inc.	(50,119)	(8,164,886)	116.1
Ulta Beauty, Inc.	(20,032)	(7,925,460)	112.7
UMB Financial Corp.	(71,936)	(6,802,988)	96.7
United States Steel Corp.	(423,019)	(18,490,160)	262.9
Venture Global, Inc., Class A	(743,481)	(6,237,806)	88.7
Vertex, Inc., Class A	(10,769)	(431,083)	6.1
Watts Water Technologies, Inc., Class A	(17,942)	(3,727,451)	53.0
Western Alliance Bancorp	(128,960)	(8,989,802)	127.8
Whirlpool Corp.	(95,983)	(7,321,583)	104.1
Wingstop, Inc.	(10,134)	(2,674,261)	38.0
Wintrust Financial Corp.	(10,885)	(1,210,085)	17.2
WW Grainger, Inc.	(3,094)	(3,169,215)	45.1
Zimmer Biomet Holdings, Inc.	(35,646)	(3,673,320)	52.2
Zoom Communications, Inc.	(117,281)	(9,093,969)	129.3
		(798,444,429)
Total Reference Entity — Short		(1,558,234,032)
Net Value of Reference Entity — Barclays Bank PLC		$(7,031,975)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 11/17/25 – 04/12/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	424,739	$2,894,599	132.7%
BHP Group Ltd.	282,951	6,743,755	309.2
Macquarie Group Ltd.	30,699	3,793,630	173.9
South32 Ltd.	430,291	741,518	34.0
		14,173,502
Belgium
Ageas SA/NV	10,143	636,131	29.2
Canada
Algonquin Power & Utilities Corp.	13,659	73,615	3.4
FirstService Corp.	979	171,826	7.9
Keyera Corp.	6,396	198,524	9.1
		443,965
Denmark
AP Moller - Maersk A/S, Class B	2,023	3,483,372	159.7
Ascendis Pharma A/S, ADR	7,941	1,353,464	62.0
Genmab A/S	4,688	994,037	45.6
		5,830,873
Security	Shares	Value	% of Basket Value
Germany
Solarworld AG	3	$1	0.0%
TUI AG	150,000	1,154,173	52.9
		1,154,174
Ireland
Aercap Holdings NV	13,250	1,404,500	64.4
Israel
Nova Ltd.	3,246	636,898	29.2
Wix.com Ltd.	33,145	5,621,060	257.7
		6,257,958
Italy
A2A SpA	355,204	903,380	41.4
Japan
Amada Co., Inc.	216,900	2,171,826	99.6
Daiwa Securities Group, Inc.	1,166,300	7,669,500	351.6
Isetan Mitsukoshi Holdings Ltd.	148,900	1,914,030	87.8
J Front Retailing Co., Inc.	120,100	1,470,042	67.4
Mitsubishi Chemical Group Corp.	501,000	2,435,639	111.7
Mitsubishi UFJ Financial Group, Inc.	1,020,400	12,856,143	589.4
Obayashi Corp.	198,300	3,076,659	141.1
Otsuka Corp.	75,500	1,674,519	76.8
Rakuten Group, Inc.	1,908,800	11,254,911	516.0
Shimizu Corp.	622,800	6,653,427	305.0
SoftBank Corp.	3,008,600	4,552,749	208.7
Sumitomo Corp.	94,000	2,295,139	105.2
Sumitomo Mitsui Financial Group, Inc.	502,300	11,983,478	549.4
Tokio Marine Holdings, Inc.	183,900	7,371,145	338.0
Tokyo Tatemono Co., Inc.	46,900	840,838	38.6
		78,220,045
Netherlands
Koninklijke Ahold Delhaize NV	138,651	5,692,878	261.0
New Zealand
Xero Ltd.	46,930	4,942,342	226.6
Singapore
DBS Group Holdings Ltd.	19,000	617,295	28.3
Sweden
Evolution Ab	2,656	183,993	8.4
Switzerland
ABB Ltd., Registered Shares	173,964	9,187,168	421.2
Galderma Group AG	3,964	460,401	21.1
SGS SA, Registered Shares	79,974	7,810,355	358.1
		17,457,924
United Kingdom
Hammerson PLC	1	3	0.0
Informa PLC	41,584	406,231	18.6
Melrose Industries PLC	32,637	189,729	8.7
Smiths Group PLC	336,225	8,378,590	384.2
Tesco PLC	2,153,448	10,657,418	488.6
		19,631,971
United States
ACI Worldwide, Inc.	124,856	6,662,316	305.5
AECOM	97,775	9,645,504	442.2
Alaska Air Group, Inc.	78,131	3,458,859	158.6
Alkermes PLC	39,796	1,144,931	52.5
Allegion plc	5,928	825,178	37.8
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
AMETEK, Inc.	24,101	$4,087,048	187.4%
Asbury Automotive Group, Inc.	1,479	322,629	14.8
AT&T, Inc.	83,225	2,305,332	105.7
AutoNation, Inc.	18,685	3,253,993	149.2
BioMarin Pharmaceutical, Inc.	32,602	2,076,421	95.2
Bright Horizons Family Solutions, Inc.	42,983	5,390,928	247.2
Citizens Financial Group, Inc.	366,624	13,524,759	620.1
Comfort Systems USA, Inc.	16,553	6,580,645	301.7
Datadog, Inc., Class A	23,571	2,408,013	110.4
Duolingo, Inc.	2,311	900,088	41.3
Eaton Corp PLC	23,269	6,849,696	314.1
Equifax, Inc.	5,087	1,323,281	60.7
Flex Ltd.	39,141	1,344,102	61.6
Flowserve Corp.	127,628	5,772,614	264.7
Fox Corp., Class A	80,713	4,018,700	184.3
Gartner, Inc.	1,103	464,451	21.3
Gen Digital, Inc.	55,690	1,440,700	66.1
Guardant Health, Inc.	10,296	486,280	22.3
HEICO Corp.	32,608	8,176,782	374.9
HEICO Corp., Class A	61,334	12,323,841	565.0
Honeywell International, Inc.	11,252	2,368,546	108.6
Illumina, Inc.	44,069	3,419,754	156.8
Ingredion, Inc.	52,966	7,034,944	322.5
Invesco Ltd.	494,531	6,888,817	315.8
Invitation Homes, Inc.	4,551	155,599	7.1
Ionis Pharmaceuticals, Inc.	63,167	1,939,859	88.9
ITT, Inc.	42,960	5,886,379	269.9
KeyCorp	298,508	4,429,859	203.1
Lamar Advertising Co., Class A	43,047	4,899,179	224.6
MKS Instruments, Inc.	25,911	1,817,398	83.3
Monster Beverage Corp.	66,252	3,983,070	182.6
NNN REIT, Inc.	9,007	370,278	17.0
NVR, Inc.	196	1,396,647	64.0
Paramount Global, Class B	255,644	3,001,261	137.6
Parker-Hannifin Corp.	29,798	18,029,578	826.6
Performance Food Group Co.	13,775	1,111,092	50.9
PNC Financial Services Group, Inc.	88,443	14,211,906	651.6
Primo Brands Corp.	13,465	439,902	20.2
Principal Financial Group, Inc.	54,478	4,039,544	185.2
Qualys, Inc.	18,791	2,362,217	108.3
ResMed, Inc.	60,920	14,413,063	660.8
Sarepta Therapeutics, Inc.	10,566	659,318	30.2
Sirius XM Holdings, Inc.	91,646	1,963,057	90.0
United Therapeutics Corp.	7,094	2,150,120	98.6
Veralto Corp.	27,466	2,633,989	120.8
VeriSign, Inc.	36,357	10,257,037	470.3
Waste Connections, Inc.	18,503	3,656,748	167.7
Zoetis, Inc.	17,368	2,716,355	124.5
		231,022,607
Total Reference Entity — Long		388,573,538
Reference Entity — Short
Common Stocks
Australia
APA Group	(248,206)	(1,306,053)	(59.9)
CAR Group Ltd.	(34,645)	(739,473)	(33.9)
GPT Group	(346,634)	(1,027,545)	(47.1)
Northern Star Resources Ltd.	(22,994)	(282,451)	(12.9)
Origin Energy Ltd.	(611,469)	(4,167,776)	(191.1)
Security	Shares	Value	% of Basket Value
Australia (continued)
QBE Insurance Group Ltd.	(69,061)	$(954,418)	(43.8)%
Ramsay Health Care Ltd.	(32,129)	(684,048)	(31.4)
Sigma Healthcare Ltd.	(229,469)	(442,800)	(20.3)
Stockland	(1,504,786)	(5,288,172)	(242.5)
Telstra Group Ltd.	(1,082,737)	(3,124,883)	(143.3)
Treasury Wine Estates Ltd.	(241,572)	(1,380,822)	(63.3)
Vicinity Ltd.	(426,083)	(644,388)	(29.5)
Westpac Banking Corp.	(190,963)	(4,007,389)	(183.7)
(24,050,218)
Canada
Quebecor, Inc., Class B	(90,685)	(2,487,819)	(114.1)
China
BOC Hong Kong Holdings Ltd.	(63,500)	(263,422)	(12.1)
Wilmar International Ltd.	(1,032,400)	(2,421,473)	(111.0)
(2,684,895)
Denmark
Coloplast A/S, Class B	(2,551)	(288,679)	(13.2)
Finland
Metso Oyj	(11,941)	(129,747)	(6.0)
Neste OYJ	(100,113)	(1,038,506)	(47.6)
(1,168,253)
Germany
Aurubis AG	(3,199)	(279,300)	(12.8)
Deutsche Boerse AG	(5,701)	(1,836,257)	(84.2)
(2,115,557)
Hong Kong
CK Asset Holdings Ltd.	(11,000)	(44,939)	(2.1)
Futu Holdings Ltd., ADR	(16,428)	(1,516,469)	(69.5)
Hong Kong Exchanges & Clearing Ltd.	(17,200)	(751,462)	(34.4)
(2,312,870)
Israel
Oddity Tech Ltd., Class A	(10,571)	(649,482)	(29.8)
Italy
Banca Popolare di Sondrio SpA	(32,764)	(410,562)	(18.8)
Eni SpA	(148,220)	(2,122,738)	(97.3)
Iveco Group NV	(184,350)	(2,945,192)	(135.1)
Nexi SpA	(212,958)	(1,243,900)	(57.0)
Prysmian SpA	(15,126)	(830,905)	(38.1)
(7,553,297)
Japan
Central Japan Railway Co.	(13,400)	(281,988)	(12.9)
Hikari Tsushin, Inc.	(13,100)	(3,633,645)	(166.6)
Honda Motor Co., Inc.	(1,030,400)	(10,484,052)	(480.7)
Hoya Corp.	(17,800)	(2,094,456)	(96.0)
Kikkoman Corp.	(80,000)	(783,134)	(35.9)
Konami Group Corp.	(19,900)	(2,842,037)	(130.3)
Makita Corp.	(27,400)	(801,287)	(36.7)
Marubeni Corp.	(15,100)	(267,703)	(12.3)
Nippon Building Fund, Inc.	(5,267)	(4,888,878)	(224.2)
Nippon Sanso Holdings Corp.	(7,000)	(224,023)	(10.3)
Nissan Motor Co., Inc.	(96,200)	(229,016)	(10.5)
NTT Data Group Corp.	(122,500)	(2,432,898)	(111.6)
Rakus Co., Inc.	(5,700)	(86,610)	(4.0)
Ricoh Co., Inc.	(236,900)	(2,491,741)	(114.2)
SG Holdings Co., Inc.	(4,200)	(44,224)	(2.0)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Sumitomo Realty & Development Co., Inc.	(22,100)	$(823,143)	(37.7)%
TOPPAN Holdings, Inc.	(89,200)	(2,504,071)	(114.8)
Tsuruha Holdings, Inc.	(6,700)	(538,942)	(24.7)
(35,451,848)
Netherlands
Adyen NV	(1,522)	(2,462,920)	(112.9)
IMCD NV	(6,645)	(883,656)	(40.5)
JDE Peet’s NV	(38,475)	(931,438)	(42.7)
(4,278,014)
New Zealand
Auckland International Airport Ltd.	(204,113)	(911,748)	(41.8)
Infratil Ltd.	(117,591)	(737,028)	(33.8)
(1,648,776)
Norway
Equinor ASA	(184,512)	(4,176,544)	(191.5)
Orkla ASA	(13,450)	(150,001)	(6.9)
(4,326,545)
Singapore
Genting Singapore Ltd.	(51,000)	(28,921)	(1.3)
Oversea-Chinese Banking Corp. Ltd.	(528,500)	(6,540,591)	(299.9)
(6,569,512)
Spain
Repsol SA	(330,516)	(4,040,117)	(185.2)
Sweden
Epiroc AB, Class A	(184,907)	(4,000,409)	(183.4)
Epiroc AB, Class B	(59,006)	(1,157,200)	(53.1)
H & M Hennes & Mauritz AB	(16,583)	(240,297)	(11.0)
Hexagon AB	(130,365)	(1,268,785)	(58.2)
(6,666,691)
Switzerland
Baloise Holding AG, Registered Shares	(2,084)	(463,633)	(21.2)
Sonova Holding AG, Registered Shares	(1,743)	(535,822)	(24.6)
Swiss Life Holding AG, Registered Shares	(4,483)	(4,476,095)	(205.2)
Swisscom AG, Registered Shares	(6,776)	(4,518,800)	(207.2)
(9,994,350)
United Kingdom
British Land Co PLC	(43,695)	(229,873)	(10.5)
Centrica PLC	(93,042)	(199,206)	(9.1)
Hiscox Ltd.	(121,413)	(1,786,916)	(81.9)
Howden Joinery Group PLC	(242,259)	(2,491,270)	(114.2)
JD Sports Fashion PLC	(847,400)	(892,147)	(40.9)
Persimmon PLC	(156,980)	(2,716,691)	(124.6)
Rentokil Initial PLC	(1,001,940)	(4,590,180)	(210.5)
Spirax Group PLC	(18,022)	(1,420,422)	(65.1)
Wise PLC, Class A	(261,337)	(3,427,800)	(157.2)
(17,754,505)
United States
Air Lease Corp.	(45,793)	(2,141,281)	(98.2)
Air Products and Chemicals, Inc.	(59,508)	(16,132,024)	(739.6)
American International Group, Inc.	(76,807)	(6,261,307)	(287.1)
Security	Shares	Value	% of Basket Value
United States (continued)
Antero Midstream Corp.	(75,488)	$(1,249,326)	(57.3)%
Applied Industrial Technologies, Inc.	(3,861)	(939,304)	(43.1)
Arch Capital Group Ltd.	(17,536)	(1,590,164)	(72.9)
ARM Holdings PLC, ADR	(67,898)	(7,743,767)	(355.0)
ATI, Inc.	(1,624)	(88,313)	(4.1)
Blue Owl Capital, Inc.	(8,727)	(161,711)	(7.4)
Boeing Co.	(184,696)	(33,843,695)	(1,551.7)
Boyd Gaming Corp.	(216)	(14,934)	(0.7)
Brixmor Property Group, Inc.	(24,502)	(610,345)	(28.0)
Caesars Entertainment, Inc.	(9,610)	(260,047)	(11.9)
Carlisle Cos, Inc.	(1,363)	(517,231)	(23.7)
Casey’s General Stores, Inc.	(20,663)	(9,558,497)	(438.2)
Celsius Holdings, Inc.	(329,928)	(11,534,283)	(528.8)
CenterPoint Energy, Inc.	(676,273)	(26,225,867)	(1,202.4)
CH Robinson Worldwide, Inc.	(7,107)	(634,087)	(29.1)
Columbia Banking System, Inc.	(292)	(6,547)	(0.3)
Copart, Inc.	(213,849)	(13,051,204)	(598.4)
CoStar Group, Inc.	(76,253)	(5,655,685)	(259.3)
Coty, Inc., Class A	(364,866)	(1,842,573)	(84.5)
Credo Technology Group Holding Ltd.	(137,514)	(5,919,978)	(271.4)
CVS Health Corp.	(172,091)	(11,480,191)	(526.4)
DTE Energy Co.	(19,473)	(2,667,801)	(122.3)
F&G Annuities & Life, Inc.	(1)	(35)	(0.0)
Ferguson Enterprises, Inc.	(30,602)	(5,191,935)	(238.0)
First Citizens BancShares, Inc., Class A	(9,457)	(16,825,327)	(771.4)
GE Vernova, Inc.	(8,563)	(3,175,332)	(145.6)
Healthcare Realty Trust, Inc.	(20,449)	(317,573)	(14.6)
Joby Aviation, Inc.	(13,872)	(87,394)	(4.0)
KBR, Inc.	(16,391)	(865,609)	(39.7)
Kraft Heinz Co.	(682,464)	(19,859,702)	(910.5)
LKQ Corp.	(209,649)	(8,010,688)	(367.3)
Loar Holdings, Inc.	(18,473)	(1,747,176)	(80.1)
LPL Financial Holdings, Inc.	(7,323)	(2,341,822)	(107.4)
Mueller Industries, Inc.	(9,899)	(728,170)	(33.4)
NuScale Power Corp.	(41,733)	(691,516)	(31.7)
Omnicom Group, Inc.	(17,073)	(1,300,280)	(59.6)
Pinnacle Financial Partners, Inc.	(9,052)	(907,372)	(41.6)
Pool Corp.	(457)	(133,965)	(6.1)
Range Resources Corp.	(16,329)	(554,043)	(25.4)
Regency Centers Corp.	(18,672)	(1,347,745)	(61.8)
Rocket Cos, Inc., Class A	(205,159)	(2,648,603)	(121.4)
Rocket Lab USA, Inc.	(41,081)	(895,155)	(41.0)
SBA Communications Corp.	(2,563)	(623,834)	(28.6)
Shake Shack, Inc., Class A	(19,710)	(1,729,355)	(79.3)
SharkNinja, Inc.	(61,173)	(4,924,427)	(225.8)
Snap-on, Inc.	(9,070)	(2,846,257)	(130.5)
Solventum Corp.	(5,707)	(377,347)	(17.3)
Summit Therapeutics, Inc.	(12)	(289)	(0.0)
Symbotic, Inc.	(14,388)	(310,493)	(14.2)
Teleflex, Inc.	(56,235)	(7,707,007)	(353.4)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
U-Haul Holding Co.	(35,635)	$(1,952,798)	(89.5)%
WP Carey, Inc.	(65,977)	(4,119,604)	(188.9)
(252,351,015)
Total Reference Entity — Short		(386,392,443)
Net Value of Reference Entity — BNP Paribas SA		$2,181,095
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 11/17/25 – 03/24/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Challenger Ltd.	536,279	$2,429,968	67.6%
Codan Ltd.	35,503	357,598	10.0
Data#3 Ltd.	160,004	745,155	20.7
Domino’s Pizza Enterprises Ltd.	96,069	1,552,596	43.2
Downer EDI Ltd.	512,138	1,870,159	52.0
HUB24 Ltd.	64,126	2,962,544	82.4
IDP Education Ltd.	111,871	634,460	17.7
Monadelphous Group Ltd.	231,844	2,397,439	66.7
Neuren Pharmaceuticals Ltd.	32,288	240,763	6.7
NRW Holdings Ltd.	299,392	518,930	14.4
Super Retail Group Ltd.	19,251	165,103	4.6
Ventia Services Group Pty Ltd.	583,215	1,579,046	43.9
		15,453,761
Austria
ANDRITZ AG	22,472	1,614,831	44.9
Kontron AG	12,685	308,247	8.6
		1,923,078
Belgium
Melexis NV	16,438	986,419	27.4
Umicore SA	300,899	2,735,184	76.1
		3,721,603
Canada
Innergex Renewable Energy, Inc.	155,866	1,535,369	42.7
North American Construction Group Ltd.	5,843	89,006	2.5
Obsidian Energy Ltd.	47,959	202,119	5.6
		1,826,494
Finland
Outokumpu OYJ	859,716	3,309,159	92.0
Valmet Oyj	34,920	1,066,250	29.7
		4,375,409
Germany
AIXTRON SE	1,001	13,593	0.4
Auto1 Group SE	147,248	3,538,006	98.4
Bilfinger SE	7,480	636,173	17.7
Deutsche Pfandbriefbank AG	164,718	1,010,279	28.1
Duerr AG	16,674	394,737	11.0
Grand City Properties SA	45,859	547,337	15.2
HelloFresh SE	243,681	2,537,403	70.6
Security	Shares	Value	% of Basket Value
Germany (continued)
Schaeffler AG	378,737	$1,634,451	45.5%
TBC Bank Group PLC	14,345	907,243	25.2
TeamViewer SE	57,416	882,066	24.5
		12,101,288
Hong Kong
HK Electric Investments & HK Electric Investments Ltd.	2,473,000	1,722,176	47.9
Time Interconnect Technology Ltd.	239,000	125,454	3.5
		1,847,630
Ireland
Ardmore Shipping Corp.	34,693	330,971	9.2
Greencore Group PLC	1,619,719	3,993,412	111.1
		4,324,383
Israel
Plus500 Ltd.	218,206	8,944,766	248.8
Italy
Avio SpA	18,505	402,164	11.2
Banca IFIS SpA	14,287	357,978	10.0
Credito Emiliano SpA	13,705	188,413	5.2
De’ Longhi SpA	24,441	756,371	21.0
Maire SpA	54,881	592,745	16.5
Sesa SpA	1,202	101,592	2.8
Webuild SpA	382,448	1,387,546	38.6
		3,786,809
Japan
77 Bank Ltd.	58,000	1,817,767	50.6
Aisan Industry Co., Inc.	33,400	451,405	12.6
Alfresa Holdings Corp.	115,500	1,743,603	48.5
Autobacs Seven Co., Inc.	62,400	647,555	18.0
BML, Inc.	6,400	133,493	3.7
CKD Corp.	35,500	517,454	14.4
Coca-Cola Bottlers Japan Holdings, Inc.	266,000	4,997,290	139.0
Create SD Holdings Co., Inc.	32,400	690,329	19.2
Doutor Nichires Holdings Co., Inc.	25,500	477,629	13.3
Earth Corp.	54,100	1,948,132	54.2
Fuji Co., Inc.	17,900	261,512	7.3
Fuji Corp/Aichi	103,600	1,540,637	42.9
Glory Ltd.	25,000	440,192	12.2
Gunma Bank Ltd.	843,400	7,033,750	195.7
Hanwa Co., Inc.	23,300	772,508	21.5
Hazama Ando Corp.	471,400	4,694,957	130.6
Heiwado Co., Inc.	24,100	448,696	12.5
Hiday Hidaka Corp.	34,000	741,004	20.6
Hisamitsu Pharmaceutical Co., Inc.	29,500	895,118	24.9
Hyakujushi Bank Ltd.	47,500	1,103,296	30.7
Inaba Denki Sangyo Co., Inc.	10,500	276,604	7.7
Itochu Enex Co., Inc.	35,600	384,225	10.7
Kanamoto Co., Inc.	85,400	1,914,843	53.3
Kojima Co., Inc.	35,100	259,812	7.2
Kyoritsu Maintenance Co., Inc.	104,600	2,220,024	61.8
Kyushu Financial Group, Inc.	313,000	1,580,018	43.9
Lintec Corp.	127,500	2,438,916	67.8
Mabuchi Motor Co., Inc.	279,200	4,078,883	113.5
Matsuyafoods Holdings Co., Inc.	2,800	116,515	3.2
Maxell Ltd.	69,600	853,071	23.7
MEITEC Group Holdings, Inc.	148,000	3,037,787	84.5
Menicon Co., Inc.	153,600	1,519,778	42.3

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Modec, Inc.	71,200	$2,160,764	60.1%
Nichias Corp.	600	20,185	0.6
Nifco Inc/Japan	9,600	238,040	6.6
Nippon REIT Investment Corp.	3,540	2,066,206	57.5
Nishimatsu Construction Co., Inc.	5,100	189,757	5.3
Nomura Co., Inc.	24,100	145,483	4.0
NS Solutions Corp.	264,500	6,275,208	174.6
NTN Corp.	714,900	1,101,029	30.6
Organo Corp.	57,700	2,762,035	76.8
Royal Holdings Co., Inc.	68,300	1,244,375	34.6
Sanki Engineering Co., Inc.	31,100	794,635	22.1
Seikitokyu Kogyo Co., Inc.	56,500	614,637	17.1
Sinko Industries Ltd.	37,000	312,768	8.7
Taikisha Ltd.	40,800	667,814	18.6
TechMatrix Corp.	119,500	1,706,524	47.5
Tokyu REIT, Inc.	308	385,421	10.7
Toyobo Co., Inc.	229,700	1,425,018	39.6
Tsubakimoto Chain Co.	41,700	506,585	14.1
United Super Markets Holdings, Inc.	18,400	118,341	3.3
UT Group Co., Inc.	166,000	2,333,363	64.9
Wacom Co., Inc.	147,200	563,501	15.7
YAMABIKO Corp.	13,800	206,519	5.7
Yamazen Corp.	65,400	643,041	17.9
Yaoko Co., Inc.	8,600	576,009	16.0
		77,094,061
Kazakhstan
Freedom Holding Corp.	10,046	1,434,870	39.9
Malta
Gambling.com Group Ltd.	23,994	308,803	8.6
Netherlands
Koninklijke BAM Groep NV	401,853	2,722,068	75.7
Norway
Elkem ASA	139,284	245,011	6.8
Hoegh Autoliners ASA	25,715	206,968	5.7
Wallenius Wilhelmsen ASA	89,155	646,150	18.0
		1,098,129
Portugal
Mota-Engil SGPS SA	209,770	832,632	23.2
Spain
Neinor Homes SA	6,776	117,953	3.3
Sweden
Peab AB	83,323	693,087	19.3
Switzerland
dormakaba Holding AG	5,320	4,487,724	124.8
EFG International AG	151,759	2,295,859	63.9
International Workplace Group PLC	810,224	2,006,103	55.8
Stadler Rail AG	44,488	1,173,460	32.7
		9,963,146
United Kingdom
ASOS PLC	16,080	61,504	1.7
Bloomsbury Publishing PLC	6,751	53,533	1.5
Bytes Technology Group PLC	69,039	469,475	13.1
Craneware PLC	24,418	585,861	16.3
DiscoverIE Group PLC	43,514	328,810	9.1
Firstgroup PLC	219,668	505,582	14.1
Grainger PLC	1,136,796	3,261,408	90.7
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Hilton Food Group PLC	171,508	$2,031,977	56.5%
Hollywood Bowl Group PLC	497,923	1,944,296	54.1
Keller Group PLC	39,124	745,007	20.7
Mitie Group PLC	898,190	1,732,039	48.2
Morgan Sindall Group PLC	28,058	1,326,282	36.9
Target Healthcare REIT PLC	108,811	142,991	4.0
TP ICAP Group PLC	523,655	1,798,200	50.0
Trustpilot Group PLC	2,017,798	6,050,721	168.3
Volex PLC	76,418	260,010	7.2
		21,297,696
United States
1-800-Flowers.com, Inc., Class A	72,597	401,461	11.2
Accel Entertainment, Inc.	10,178	104,833	2.9
Alarm.com Holdings, Inc.	254,529	13,642,754	379.5
Allient, Inc.	25,384	541,948	15.1
Appian Corp., Class A	4,823	149,754	4.2
Axcelis Technologies, Inc.	114,154	5,591,263	155.5
Balchem Corp.	64,278	10,062,721	279.9
Beazer Homes USA, Inc.	69,083	1,351,264	37.6
Brady Corp., Class A	58,918	4,141,346	115.2
Build-A-Bear Workshop, Inc.	9,522	335,936	9.3
Carriage Services, Inc.	42,449	1,696,262	47.2
Carter’s, Inc.	126,038	4,165,556	115.9
Castle Biosciences, Inc.	42,617	854,471	23.8
CBL & Associates Properties, Inc.	80,635	1,892,504	52.6
ConnectOne Bancorp, Inc.	29,561	666,009	18.5
Coursera, Inc.	286,273	2,410,419	67.1
CTO Realty Growth, Inc.	93,737	1,712,575	47.6
Delek US Holdings, Inc.	231,902	3,019,364	84.0
Deluxe Corp.	30,419	444,117	12.4
Dime Community Bancshares, Inc.	10,955	281,434	7.8
Diodes, Inc.	20,691	794,534	22.1
DoubleVerify Holdings, Inc.	703,940	9,334,244	259.7
DXP Enterprises, Inc.	29,721	2,629,120	73.1
Eagle Bancorp, Inc.	4,000	71,800	2.0
El Pollo Loco Holdings, Inc.	65,810	615,324	17.1
Energizer Holdings, Inc.	28,375	767,260	21.3
Figs, Inc., Class A	59,282	238,907	6.6
G-III Apparel Group Ltd.	62,464	1,575,342	43.8
Global Industrial Co.	13,270	340,774	9.5
Golden Entertainment, Inc.	1,667	42,842	1.2
Great Lakes Dredge & Dock Corp.	279,212	2,538,037	70.6
Hackett Group, Inc.	18,294	467,229	13.0
Healthcare Services Group, Inc.	20,351	289,188	8.0
Heidrick & Struggles International, Inc.	24,661	962,272	26.8
Hingham Institution For Savings	1,112	277,511	7.7
iRadimed Corp.	7,818	409,741	11.4
Jamf Holding Corp.	44,502	514,888	14.3
John B Sanfilippo & Son, Inc.	43,989	2,915,151	81.1
Kennedy-Wilson Holdings, Inc.	341,758	2,187,251	60.8
Kura Sushi USA, Inc., Class A	18,326	1,079,035	30.0
Marriott Vacations Worldwide Corp.	19,467	1,066,986	29.7
MaxLinear, Inc.	63,441	633,776	17.6
Mesa Laboratories, Inc.	946	109,027	3.0
Midland States Bancorp, Inc.	13,523	220,154	6.1
Mind Medicine MindMed, Inc.	27,084	173,067	4.8
Navigator Holdings Ltd.	49,767	631,543	17.6
New Fortress Energy, Inc.	260,578	1,414,939	39.4
Noble Corp. PLC	102,106	2,219,784	61.8
Northfield Bancorp, Inc.	21,286	224,567	6.3
PagerDuty, Inc.	27,889	432,558	12.0
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Peapack-Gladstone Financial Corp.	38,534	$1,066,621	29.7%
Pediatrix Medical Group, Inc.	72,407	932,602	25.9
Pennant Group, Inc.	7,644	195,839	5.5
Perimeter Solutions, Inc.	97,690	989,600	27.5
Powell Industries, Inc.	9,020	1,651,652	45.9
PRA Group, Inc.	28,399	519,702	14.5
Prestige Consumer Healthcare, Inc.	187,337	15,217,385	423.3
Primoris Services Corp.	340,532	20,421,704	568.1
Progress Software Corp.	78,489	4,706,201	130.9
QuantumScape Corp.	332,764	1,301,107	36.2
QuinStreet, Inc.	306,658	5,372,648	149.5
Rapid7, Inc.	40,907	966,223	26.9
REX American Resources Corp.	9,460	375,751	10.5
RingCentral, Inc., Class A	591,223	15,076,187	419.4
Rush Street Interactive, Inc.	461,708	5,600,518	155.8
Schrodinger, Inc.	25,524	654,180	18.2
Select Medical Holdings Corp.	501,323	9,144,132	254.4
STAAR Surgical Co.	46,245	844,434	23.5
Standard Motor Products, Inc.	43,726	1,184,975	33.0
Steelcase, Inc., Class A	481,051	4,772,026	132.7
Stitch Fix, Inc., Class A	35,309	115,460	3.2
Stratasys Ltd.	163,549	1,543,903	43.0
Supernus Pharmaceuticals, Inc.	256,886	8,343,657	232.1
Theravance Biopharma, Inc.	215,025	2,100,794	58.4
Tiptree, Inc.	34,855	777,615	21.6
Trevi Therapeutics, Inc.	37,172	256,859	7.1
Tri Pointe Homes, Inc.	71,168	2,188,416	60.9
Tronox Holdings PLC	8,098	43,810	1.2
TTM Technologies, Inc.	35,710	714,914	19.9
United Natural Foods, Inc.	308,280	8,234,159	229.1
Universal Health Realty Income Trust	3,340	127,621	3.6
Universal Insurance Holdings, Inc.	66,417	1,609,948	44.8
Univest Financial Corp.	19,504	576,148	16.0
Urban Edge Properties	97,558	1,762,873	49.0
Verint Systems, Inc.	308,128	5,435,378	151.2
		213,467,884
Total Reference Entity — Long		387,335,550
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(4,929)	(24,441)	(0.7)
Ansell Ltd.	(300,357)	(5,826,790)	(162.1)
Atlas Arteria Ltd.	(1,137,088)	(3,766,440)	(104.8)
Bapcor Ltd.	(825,863)	(2,683,335)	(74.6)
Beach Energy Ltd.	(326,639)	(245,871)	(6.8)
Bendigo & Adelaide Bank Ltd.	(536,145)	(3,835,490)	(106.7)
nib holdings Ltd.	(37,939)	(165,514)	(4.6)
Orora Ltd.	(1,221,420)	(1,415,164)	(39.4)
Qube Holdings Ltd.	(1,818,646)	(4,604,280)	(128.1)
Region RE Ltd.	(1,449,348)	(2,148,250)	(59.7)
Steadfast Group Ltd.	(369,845)	(1,389,827)	(38.7)
		(26,105,402)
Austria
Voestalpine AG	(57,878)	(1,525,204)	(42.4)
Belgium
Ontex Group NV	(76,976)	(631,914)	(17.6)
Security	Shares	Value	% of Basket Value
Bermuda
Conduit Holdings Ltd.	(45,722)	$(210,462)	(5.9)%
Brazil
Karoon Energy Ltd.	(1,819,088)	(1,674,558)	(46.6)
Canada
Brookfield Business Corp., Class A	(4,256)	(111,633)	(3.1)
Cascades, Inc.	(8,319)	(53,284)	(1.5)
EQB, Inc.	(26,651)	(1,842,526)	(51.3)
First National Financial Corp.	(12,115)	(329,019)	(9.2)
Jamieson Wellness, Inc.	(52,169)	(1,209,052)	(33.6)
NuVista Energy Ltd.	(285,136)	(2,430,254)	(67.6)
Skeena Resources Ltd.	(163,737)	(1,957,338)	(54.4)
Spin Master Corp.	(35,315)	(624,532)	(17.4)
Superior Plus Corp.	(754,457)	(3,787,061)	(105.3)
Winpak Ltd.	(9,630)	(298,344)	(8.3)
(12,643,043)
Colombia
Aris Mining Corp.	(123,868)	(677,473)	(18.8)
Costa Rica
Establishment Labs Holdings, Inc.	(3,701)	(112,325)	(3.1)
Denmark
FLSmidth & Co A/S	(19,845)	(939,506)	(26.1)
ISS A/S	(155,784)	(3,908,846)	(108.7)
Jyske Bank A/S, Registered Shares	(39,834)	(3,267,121)	(90.9)
Netcompany Group A/S	(80,230)	(3,621,892)	(100.8)
Ringkjoebing Landbobank A/S	(6,510)	(1,244,686)	(34.6)
Royal Unibrew A/S	(21,962)	(1,744,894)	(48.6)
Scandinavian Tobacco Group A/S	(29,876)	(434,862)	(12.1)
(15,161,807)
Finland
Huhtamaki Oyj	(30,184)	(1,111,305)	(30.9)
QT Group Oyj	(21,327)	(1,391,629)	(38.7)
(2,502,934)
Germany
CompuGroup Medical SE & Co KgaA	(636)	(15,851)	(0.5)
CompuGroup Medical SE & Co KgaA, Class A	(3,015)	(75,926)	(2.1)
flatexDEGIRO AG	(5,318)	(139,953)	(3.9)
KION Group AG	(2,719)	(115,710)	(3.2)
Sirius Real Estate Ltd.	(40,037)	(49,329)	(1.4)
Sixt SE	(13,466)	(1,280,257)	(35.6)
Thyssenkrupp Nucera AG & Co KGaa	(112,396)	(1,169,356)	(32.5)
United Internet AG	(5,448)	(123,543)	(3.4)
(2,969,925)
Ireland
Dalata Hotel Group PLC	(180,777)	(1,036,254)	(28.8)
Israel
Big Shopping Centers Ltd.	(1,689)	(246,613)	(6.9)
OPC Energy Ltd.	(5,687)	(53,717)	(1.5)
(300,330)
Italy
Ermenegildo Zegna NV	(98,131)	(780,142)	(21.7)
Piaggio & C SpA	(135,548)	(266,088)	(7.4)
Tamburi Investment Partners SpA	(104,420)	(893,893)	(24.9)
Technoprobe SpA	(53,872)	(346,119)	(9.6)
(2,286,242)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan
Ain Holdings, Inc.	(25,800)	$(994,444)	(27.7)%
Air Water, Inc.	(40,900)	(557,729)	(15.5)
Anycolor, Inc.	(11,900)	(306,827)	(8.5)
Aozora Bank Ltd.	(25,000)	(345,176)	(9.6)
Arclands Corp.	(14,900)	(181,127)	(5.0)
Ariake Japan Co., Inc.	(2,700)	(113,445)	(3.2)
CRE Logistics REIT, Inc.	(1,271)	(1,275,710)	(35.5)
Ferrotec Holdings Corp.	(18,400)	(317,665)	(8.8)
Fuji Soft, Inc.	(20,400)	(1,400,936)	(39.0)
Furuya Metal Co., Inc.	(1,900)	(34,219)	(1.0)
GS Yuasa Corp.	(267,800)	(4,703,877)	(130.9)
G-Tekt Corp.	(4,600)	(52,807)	(1.5)
Hogy Medical Co., Inc.	(30,400)	(870,105)	(24.2)
Hyakugo Bank Ltd.	(47,300)	(229,286)	(6.4)
Insource Co., Inc.	(299,100)	(1,915,183)	(53.3)
JVCKenwood Corp.	(67,100)	(500,772)	(13.9)
Kanto Denka Kogyo Co., Inc.	(44,700)	(271,144)	(7.5)
Keihan Holdings Co., Inc.	(105,600)	(2,586,340)	(72.0)
LIFENET INSURANCE CO.	(15,542)	(194,548)	(5.4)
Macnica Holdings, Inc.	(9,900)	(137,644)	(3.8)
Mitsubishi Logisnext Co., Inc.	(10,700)	(150,301)	(4.2)
Mitsuboshi Belting Ltd.	(15,400)	(386,169)	(10.7)
Mitsui E&S Co., Inc.	(13,400)	(170,975)	(4.8)
Money Forward, Inc.	(9,700)	(290,560)	(8.1)
Namura Shipbuilding Co., Inc.	(113,600)	(1,603,076)	(44.6)
Osaka Steel Co., Inc.	(700)	(11,752)	(0.3)
PKSHA Technology, Inc.	(3,800)	(75,594)	(2.1)
RENOVA, Inc.	(26,200)	(120,012)	(3.3)
Shochiku Co., Inc.	(9,000)	(842,823)	(23.4)
Simplex Holdings, Inc.	(136,000)	(2,878,514)	(80.1)
Tama Home Co., Inc.	(4,100)	(114,774)	(3.2)
Timee, Inc.	(10,000)	(120,083)	(3.3)
Topcon Corp.	(149,800)	(3,402,085)	(94.6)
Yoshinoya Holdings Co., Inc.	(6,900)	(151,239)	(4.2)
(27,306,941)
Netherlands
AMG Critical Materials NV	(6,328)	(112,787)	(3.1)
PostNL NV	(95,617)	(97,627)	(2.7)
(210,414)
New Zealand
Mainfreight Ltd.	(6,571)	(216,665)	(6.0)
Ryman Healthcare Ltd.	(78,789)	(103,344)	(2.9)
(320,009)
Norway
Crayon Group Holding ASA	(17,544)	(210,130)	(5.8)
Dof Group ASA	(70,690)	(554,365)	(15.4)
FLEX LNG Ltd.	(15,829)	(373,406)	(10.4)
Golden Ocean Group Ltd.	(145,676)	(1,124,619)	(31.3)
MPC Container Ships ASA	(431,321)	(634,332)	(17.7)
Norwegian Air Shuttle ASA	(233,668)	(308,575)	(8.6)
SpareBank 1 Sor-Norge ASA	(83,445)	(1,331,553)	(37.0)
(4,536,980)
Peru
Hochschild Mining PLC	(298,834)	(1,125,318)	(31.3)
Security	Shares	Value	% of Basket Value
Portugal
Altri SGPS SA	(79,652)	$(547,990)	(15.2)%
Singapore
Frasers Logistics & Commercial Trust	(605,700)	(415,472)	(11.6)
Venture Corp. Ltd	(172,500)	(1,531,285)	(42.6)
(1,946,757)
South Africa
Scatec ASA	(21,142)	(161,348)	(4.5)
Spain
Grenergy Renovables SA	(25,362)	(1,456,985)	(40.5)
Puig Brands SA, Class B	(89,548)	(1,676,679)	(46.7)
(3,133,664)
Sweden
AddLife AB, Class B	(72,096)	(1,368,170)	(38.1)
Catena AB	(59,406)	(2,796,616)	(77.8)
Fabege AB	(195,153)	(1,664,721)	(46.3)
Hexatronic Group AB	(738,214)	(1,953,434)	(54.3)
Hms Networks Ab	(4,704)	(210,853)	(5.9)
Hufvudstaden AB	(13,882)	(169,025)	(4.7)
Lagercrantz Group AB	(26,851)	(611,822)	(17.0)
Lindab International AB	(16,468)	(346,234)	(9.6)
Paradox Interactive AB	(12,926)	(253,425)	(7.0)
Vimian Group AB	(228,491)	(919,755)	(25.6)
Vitec Software Group AB, Class B	(24,928)	(1,138,985)	(31.7)
(11,433,040)
Switzerland
ALSO Holding AG, Registered Shares	(825)	(251,959)	(7.0)
Autoneum Holding AG	(1)	(150)	(0.0)
Bossard Holding AG, Class A	(5,243)	(1,143,340)	(31.8)
Bucher Industries AG, Registered Shares	(7,489)	(3,234,679)	(90.0)
Comet Holding AG, Registered Shares	(23,698)	(6,118,302)	(170.2)
Daetwyler Holding AG	(1,581)	(228,282)	(6.4)
Galenica AG	(47,639)	(4,989,834)	(138.8)
Garrett Motion, Inc.	(49,522)	(456,593)	(12.7)
Implenia AG, Registered Shares	(1,988)	(112,436)	(3.1)
OC Oerlikon Corp. AG Pfaffikon, Registered Shares	(211,861)	(898,745)	(25.0)
Vontobel Holding AG, Registered Shares	(44,746)	(3,233,506)	(89.9)
(20,667,826)
United Kingdom
Auction Technology Group PLC	(57,051)	(443,266)	(12.3)
Baltic Classifieds Group PLC	(25,959)	(117,742)	(3.3)
Coats Group PLC	(1,309,225)	(1,267,887)	(35.3)
Crest Nicholson Holdings plc	(380,077)	(915,435)	(25.5)
Fidelis Insurance Holdings Ltd.	(72,408)	(1,183,871)	(32.9)
Greatland Gold PLC	(33,772,154)	(5,986,087)	(166.5)
Ibstock PLC	(247,129)	(592,828)	(16.5)
Marex Group PLC	(48,801)	(2,164,324)	(60.2)
SigmaRoc PLC	(368,168)	(445,910)	(12.4)
Travis Perkins PLC	(258,014)	(1,925,963)	(53.6)
Yellow Cake PLC	(449,687)	(2,588,935)	(72.0)
(17,632,248)
United States
Adeia, Inc.	(46,098)	(567,466)	(15.8)
Albany International Corp., Class A	(82,508)	(5,425,726)	(150.9)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Apollo Commercial Real Estate Finance, Inc.	(121,738)	$(1,140,685)	(31.7)%
Arcosa, Inc.	(85,907)	(6,878,573)	(191.3)
Atlas Energy Solutions, Inc.	(276,965)	(3,747,336)	(104.2)
Avis Budget Group, Inc.	(12,138)	(1,124,343)	(31.3)
Bank of Hawaii Corp.	(16,806)	(1,111,045)	(30.9)
Blackbaud, Inc.	(31,062)	(1,880,493)	(52.3)
Bloomin’ Brands, Inc.	(288,293)	(2,312,110)	(64.3)
Boston Omaha Corp., Class A	(20,961)	(325,524)	(9.1)
BrightView Holdings, Inc.	(179,044)	(2,456,484)	(68.3)
Burford Capital Ltd.	(477,651)	(6,486,501)	(180.4)
Cable One, Inc.	(6,529)	(1,745,006)	(48.5)
Cadre Holdings, Inc.	(32,165)	(937,610)	(26.1)
Calumet, Inc.	(85,486)	(906,152)	(25.2)
CECO Environmental Corp.	(49,545)	(1,178,676)	(32.8)
Centuri Holdings, Inc.	(36,089)	(648,158)	(18.0)
Cheesecake Factory, Inc.	(5,252)	(264,543)	(7.4)
Clarivate PLC	(1,197,583)	(5,161,583)	(143.6)
Concentrix Corp.	(112,098)	(5,723,724)	(159.2)
CorMedix, Inc.	(14,991)	(137,767)	(3.8)
Cytek Biosciences, Inc.	(13,924)	(51,658)	(1.4)
DENTSPLY SIRONA, Inc.	(731,784)	(10,171,798)	(283.0)
DiamondRock Hospitality Co.	(337,023)	(2,473,749)	(68.8)
Diebold Nixdorf, Inc.	(50,463)	(2,237,025)	(62.2)
Distribution Solutions Group, Inc.	(3,135)	(81,635)	(2.3)
Eastern Bankshares, Inc.	(37,543)	(560,142)	(15.6)
Embecta Corp.	(28,857)	(351,767)	(9.8)
Empire State Realty Trust, Inc., Class A	(369,560)	(2,631,267)	(73.2)
Enovix Corp.	(12,489)	(83,676)	(2.3)
Enterprise Financial Services Corp.	(10,512)	(546,834)	(15.2)
F&G Annuities & Life, Inc.	(10,924)	(380,264)	(10.6)
Federal Agricultural Mortgage Corp.	(22,383)	(3,924,411)	(109.2)
First Advantage Corp.	(161,713)	(2,280,153)	(63.4)
First Community Bankshares, Inc.	(4,235)	(159,575)	(4.4)
First Merchants Corp.	(38,772)	(1,381,834)	(38.4)
Frontier Group Holdings, Inc.	(30,541)	(91,012)	(2.5)
German American Bancorp, Inc.	(10,314)	(391,004)	(10.9)
Greif, Inc., Class A	(79,520)	(4,173,210)	(116.1)
Guess?, Inc.	(102,306)	(1,150,942)	(32.0)
Harmonic, Inc.	(120,597)	(1,082,961)	(30.1)
Hawkins, Inc.	(5,103)	(621,443)	(17.3)
Herbalife Ltd.	(188,045)	(1,353,924)	(37.7)
Hyster-Yale, Inc.	(38,533)	(1,480,823)	(41.2)
Ibotta, Inc., Class A	(2,734)	(133,419)	(3.7)
Innodata, Inc.	(10,527)	(398,131)	(11.1)
Integral Ad Science Holding Corp.	(242,814)	(1,716,695)	(47.8)
Invesco Mortgage Capital, Inc.	(110,787)	(812,069)	(22.6)
Kennametal, Inc.	(544,345)	(10,603,841)	(295.0)
Legacy Housing Corp.	(26,190)	(637,072)	(17.7)
Macy’s, Inc.	(34,535)	(394,390)	(11.0)
Madison Square Garden Sports Corp.	(68,170)	(13,127,497)	(365.2)
Marten Transport Ltd.	(77,572)	(996,024)	(27.7)
MeridianLink, Inc.	(31,626)	(534,796)	(14.9)
MGE Energy, Inc.	(7,022)	(634,929)	(17.7)
MillerKnoll, Inc.	(90,459)	(1,483,528)	(41.3)
Mitek Systems, Inc.	(166,831)	(1,381,361)	(38.4)
MP Materials Corp.	(16,426)	(401,780)	(11.2)
MSA Safety, Inc.	(88,457)	(13,924,901)	(387.4)
National Health Investors, Inc.	(29,798)	(2,254,815)	(62.7)
Neogen Corp.	(150,991)	(762,505)	(21.2)
Novanta, Inc.	(37,556)	(4,463,906)	(124.2)
Nu Skin Enterprises, Inc., Class A	(24,418)	(154,566)	(4.3)
Security	Shares	Value	% of Basket Value
United States (continued)
O-I Glass, Inc.	(959,942)	$(12,152,866)	(338.1)%
Ormat Technologies, Inc.	(46,939)	(3,407,771)	(94.8)
Otter Tail Corp.	(28,453)	(2,258,599)	(62.8)
Paysafe Ltd.	(162,238)	(2,470,885)	(68.7)
PennyMac Mortgage Investment Trust	(65,919)	(846,400)	(23.5)
Photronics, Inc.	(67,971)	(1,241,830)	(34.5)
Portillo’s, Inc., Class A	(44,603)	(461,195)	(12.8)
PriceSmart, Inc.	(34,587)	(3,510,235)	(97.7)
Provident Financial Services, Inc.	(77,908)	(1,275,354)	(35.5)
Ranpak Holdings Corp.	(169,970)	(698,577)	(19.4)
Ready Capital Corp.	(129,178)	(574,842)	(16.0)
Reliance Worldwide Corp. Ltd.	(853,014)	(2,293,137)	(63.8)
Sable Offshore Corp.	(125,356)	(2,339,143)	(65.1)
Sezzle, Inc.	(54,252)	(2,818,391)	(78.4)
Simply Good Foods Co.	(414,661)	(14,973,409)	(416.5)
Six Flags Entertainment Corp.	(10,690)	(367,843)	(10.2)
SoundHound AI, Inc., Class A	(35,774)	(332,340)	(9.2)
Sprinklr, Inc., Class A	(1,005,714)	(7,733,941)	(215.1)
Sprout Social, Inc., Class A	(53,754)	(1,123,996)	(31.3)
Tarsus Pharmaceuticals, Inc.	(6,498)	(337,311)	(9.4)
Thermon Group Holdings, Inc.	(60,367)	(1,583,426)	(44.1)
Tidewater, Inc.	(10,524)	(380,864)	(10.6)
Tootsie Roll Industries, Inc.	(29,305)	(937,760)	(26.1)
Towne Bank	(24,530)	(808,264)	(22.5)
Transcat, Inc.	(42,454)	(3,367,876)	(93.7)
Triumph Financial, Inc.	(12,516)	(668,605)	(18.6)
Trupanion, Inc.	(48,957)	(1,791,826)	(49.8)
United States Cellular Corp.	(57,054)	(3,917,328)	(109.0)
Uranium Energy Corp.	(751,461)	(3,945,170)	(109.7)
Vita Coco Co., Inc.	(28,926)	(956,004)	(26.6)
Western Union Co.	(11,069)	(109,694)	(3.1)
Westrock Coffee Co.	(143,788)	(833,970)	(23.2)
White Mountains Insurance Group Ltd.	(363)	(641,584)	(17.9)
WSFS Financial Corp.	(21,015)	(1,083,323)	(30.1)
XPEL, Inc.	(4,841)	(138,646)	(3.9)
Xponential Fitness, Inc., Class A	(222,348)	(1,861,053)	(51.8)
(226,880,295)
Total Reference Entity — Short		(383,740,703)
Net Value of Reference Entity — BNP Paribas SA		$3,594,847
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 08/17/26 – 04/15/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	391,083	$2,665,233	(85.4)%
Computershare Ltd.	121,261	3,168,720	(101.6)
Glencore PLC	2,035,808	6,674,874	(214.0)
JB Hi-Fi Ltd.	57,839	3,832,859	(122.9)
Mineral Resources Ltd.	29,829	392,281	(12.6)
Qantas Airways Ltd.	443,551	2,507,802	(80.4)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Santos Ltd.	575,169	$2,211,158	(70.9)%
South32 Ltd.	213,582	368,065	(11.8)
		21,820,992
Canada
First Majestic Silver Corp.	57,095	356,585	(11.4)
FirstService Corp.	3,671	644,302	(20.7)
Keyera Corp.	12,747	395,651	(12.7)
MEG Energy Corp.	62,591	878,072	(28.1)
Stantec, Inc.	3,296	289,291	(9.3)
		2,563,901
Chile
Lundin Mining Corp.	26,032	212,999	(6.8)
Denmark
AP Moller - Maersk A/S, Class B	1,281	2,205,734	(70.7)
Finland
Wartsila OYJ Abp	404,436	7,472,493	(239.6)
Germany
Henkel AG & Co KGaA	29,930	2,112,463	(67.7)
HUGO BOSS AG	6,503	271,236	(8.7)
Solarworld AG	7	1	(0.0)
		2,383,700
Ireland
Bank of Ireland Group PLC	196,119	2,302,723	(73.8)
Israel
Bank Hapoalim BM	8,777	128,746	(4.2)
Israel Discount Bank Ltd., Class A	200,523	1,497,803	(48.0)
		1,626,549
Italy
A2A SpA	1,472,369	3,744,631	(120.1)
Banca Monte dei Paschi di Siena SpA	243,874	2,062,388	(66.1)
Mediobanca Banca di Credito Finanziario SpA	138,297	2,828,730	(90.7)
		8,635,749
Japan
Amada Co., Inc.	305,100	3,054,975	(97.9)
Asahi Kasei Corp.	335,800	2,340,103	(75.0)
Astellas Pharma, Inc.	357,500	3,580,057	(114.8)
CyberAgent, Inc.	203,900	1,745,389	(56.0)
Daikin Industries Ltd.	18,000	2,050,618	(65.7)
Daito Trust Construction Co., Inc.	93,300	10,387,744	(333.0)
Daiwa Securities Group, Inc.	614,800	4,042,878	(129.6)
DMG Mori Co., Inc.	11,800	205,104	(6.6)
Hulic Co., Inc.	123,400	1,290,382	(41.4)
Isetan Mitsukoshi Holdings Ltd.	107,200	1,377,999	(44.2)
J Front Retailing Co., Inc.	471,300	5,768,781	(184.9)
Kakaku.com, Inc.	128,500	2,272,634	(72.9)
KDDI Corp.	41,800	740,847	(23.8)
Koito Manufacturing Co., Inc.	92,000	1,114,354	(35.7)
Kyowa Kirin Co., Inc.	5,800	90,565	(2.9)
Lion Corp.	159,000	1,948,857	(62.5)
Mazda Motor Corp.	505,600	3,022,886	(96.9)
Mitsubishi Chemical Group Corp.	173,700	844,452	(27.1)
Nichirei Corp.	60,000	823,046	(26.4)
Nikon Corp.	59,000	567,311	(18.2)
Obayashi Corp.	183,400	2,845,483	(91.2)
Ono Pharmaceutical Co., Inc.	217,900	2,508,231	(80.4)
Otsuka Corp.	183,300	4,065,421	(130.3)
Security	Shares	Value	% of Basket Value
Japan (continued)
Panasonic Holdings Corp.	132,700	$1,521,533	(48.8)%
Rakuten Group, Inc.	1,426,500	8,411,112	(269.7)
Rohto Pharmaceutical Co., Inc.	40,400	675,779	(21.7)
Sega Sammy Holdings, Inc.	51,500	1,080,907	(34.7)
Shimizu Corp.	412,000	4,401,432	(141.1)
SoftBank Corp.	4,702,100	7,115,429	(228.1)
Sojitz Corp.	105,100	2,486,438	(79.7)
Sony Group Corp.	77,800	2,052,581	(65.8)
Sumitomo Corp.	3,300	80,574	(2.6)
Sumitomo Mitsui Financial Group, Inc.	243,500	5,809,232	(186.2)
Suntory Beverage & Food Ltd.	8,700	303,985	(9.7)
Terumo Corp.	72,100	1,380,046	(44.2)
Tokyo Tatemono Co., Inc.	67,000	1,201,197	(38.5)
Tosoh Corp.	48,700	686,510	(22.0)
Toyota Tsusho Corp.	54,700	1,087,038	(34.9)
Unicharm Corp.	241,900	2,246,075	(72.0)
		97,227,985
Netherlands
EXOR NV	22,192	2,095,251	(67.2)
Koninklijke Ahold Delhaize NV	41,754	1,714,380	(54.9)
		3,809,631
New Zealand
Xero Ltd.	32,173	3,388,237	(108.6)
Norway
Telenor ASA	188,850	2,836,524	(90.9)
Singapore
United Overseas Bank Ltd.	3,400	90,300	(2.9)
Spain
Bankinter SA	217,934	2,538,699	(81.4)
Enagas SA	161,249	2,514,170	(80.6)
		5,052,869
Sweden
AddTech AB	287,379	9,668,130	(309.9)
Industrivarden AB	1,295	45,476	(1.5)
Investment AB Latour	9,355	252,460	(8.1)
Swedbank AB	243,510	6,078,946	(194.9)
Swedish Orphan Biovitrum AB	79,133	2,406,807	(77.2)
		18,451,819
Switzerland
ABB Ltd., Registered Shares	37,919	2,002,531	(64.2)
Chocoladefabriken Lindt & Spruengli AG	167	2,433,857	(78.0)
Geberit AG, Registered Shares	1,061	734,976	(23.6)
SGS SA, Registered Shares	121,314	11,847,668	(379.8)
		17,019,032
United Kingdom
AstraZeneca PLC	14,432	2,067,626	(66.3)
Berkeley Group Holdings PLC	46,118	2,570,769	(82.4)
Hammerson PLC	2	7	(0.0)
IMI PLC	35,207	835,561	(26.8)
International Consolidated Airlines Group SA	1,065,970	3,703,677	(118.7)
J Sainsbury PLC	142,804	507,542	(16.3)
Sage Group PLC	485,913	8,055,777	(258.3)
Smiths Group PLC	241,495	6,017,957	(192.9)
Tesco PLC	1,108,474	5,485,839	(175.9)
		29,244,755
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States
Experian PLC	17,750	$883,081	(28.3)%
James Hardie Industries PLC, CDI	184,645	4,334,023	(138.9)
Roche Holding AG	2,784	968,489	(31.1)
		6,185,593
Preferred Stocks
Germany
Porsche Automobil Holding SE	28,856	1,189,757	(38.1)
Total Reference Entity — Long		233,721,342
Reference Entity — Short
Common Stocks
Australia
APA Group	(1,245,840)	(6,555,577)	210.2
BlueScope Steel Ltd.	(263,004)	(4,028,290)	129.2
CAR Group Ltd.	(22,716)	(484,857)	15.5
Coles Group Ltd.	(70,813)	(961,627)	30.8
Endeavour Group Ltd.	(249,848)	(639,088)	20.5
Fortescue Ltd.	(300,469)	(3,103,150)	99.5
GPT Group	(105,967)	(314,124)	10.1
Lynas Rare Earths Ltd.	(30,572)	(167,130)	5.4
National Australia Bank Ltd.	(4,916)	(113,514)	3.6
Northern Star Resources Ltd.	(135,667)	(1,666,489)	53.4
Reece Ltd.	(44,345)	(447,187)	14.3
Scentre Group	(673,246)	(1,559,738)	50.0
Sigma Healthcare Ltd.	(134,783)	(260,087)	8.3
Stockland	(1,859,522)	(6,534,798)	209.5
Vicinity Ltd.	(4,383,303)	(6,629,099)	212.5
Westpac Banking Corp.	(25,355)	(532,079)	17.1
Woodside Energy Group Ltd.	(283,583)	(3,696,542)	118.5
		(37,693,376)
Belgium
Elia Group SA/NV	(15,607)	(1,692,104)	54.3
Canada
Quebecor, Inc., Class B	(70,352)	(1,930,011)	61.9
China
Wilmar International Ltd.	(127,600)	(299,283)	9.6
Denmark
Coloplast A/S, Class B	(43,008)	(4,866,917)	156.0
DSV A/S	(28,060)	(5,947,589)	190.7
Orsted AS	(81,768)	(3,253,791)	104.3
		(14,068,297)
Finland
Neste OYJ	(25,756)	(267,175)	8.6
Germany
Deutsche Boerse AG	(14,603)	(4,703,537)	150.8
Deutsche Lufthansa AG, Registered Shares	(162,469)	(1,167,444)	37.4
Deutsche Post AG	(60,716)	(2,594,273)	83.2
Hannover Rueck SE	(11,921)	(3,826,636)	122.7
Heidelberg Materials AG	(18,595)	(3,717,391)	119.2
K&S AG, Registered Shares	(6,398)	(111,593)	3.6
thyssenkrupp AG	(107,307)	(1,230,625)	39.4
Wacker Chemie AG	(1,790)	(135,316)	4.3
		(17,486,815)
Security	Shares	Value	% of Basket Value
Hong Kong
CK Asset Holdings Ltd.	(48,500)	$(198,140)	6.4%
Hong Kong Exchanges & Clearing Ltd.	(45,200)	(1,974,774)	63.3
Power Assets Holdings Ltd.	(493,500)	(3,263,612)	104.6
		(5,436,526)
Italy
Eni SpA	(239,092)	(3,424,165)	109.8
Iveco Group NV	(116,298)	(1,857,987)	59.6
Nexi SpA	(436,436)	(2,549,249)	81.7
		(7,831,401)
Japan
Hikari Tsushin, Inc.	(10,000)	(2,773,775)	88.9
Honda Motor Co., Inc.	(2,847,000)	(28,967,484)	928.7
Hoya Corp.	(7,300)	(858,962)	27.5
Japan Post Bank Co., Inc.	(13,800)	(141,891)	4.5
Konami Group Corp.	(25,800)	(3,684,651)	118.1
Makita Corp.	(53,600)	(1,567,481)	50.3
Mebuki Financial Group, Inc.	(48,600)	(237,466)	7.6
Mizuho Financial Group, Inc.	(26,400)	(660,069)	21.2
Nippon Building Fund, Inc.	(7,123)	(6,611,635)	212.0
Nippon Sanso Holdings Corp.	(10,600)	(339,234)	10.9
Nissan Motor Co., Inc.	(33,900)	(80,703)	2.6
NTT Data Group Corp.	(122,400)	(2,430,911)	77.9
Ricoh Co., Inc.	(466,100)	(4,902,492)	157.2
Sompo Holdings, Inc.	(105,600)	(3,460,628)	110.9
TOPPAN Holdings, Inc.	(134,200)	(3,767,335)	120.8
		(60,484,717)
Netherlands
Adyen NV	(282)	(456,336)	14.6
IMCD NV	(38,053)	(5,060,313)	162.3
JDE Peet’s NV	(43,719)	(1,058,389)	33.9
Koninklijke KPN NV	(238,814)	(1,110,928)	35.6
		(7,685,966)
New Zealand
Auckland International Airport Ltd.	(176,694)	(789,271)	25.3
Infratil Ltd.	(702,644)	(4,403,980)	141.2
		(5,193,251)
Singapore
CapitaLand Ascendas REIT	(899,100)	(1,832,058)	58.7
Oversea-Chinese Banking Corp. Ltd.	(358,500)	(4,436,711)	142.3
		(6,268,769)
Spain
Repsol SA	(96,366)	(1,177,946)	37.8
Sweden
Epiroc AB, Class A	(328,591)	(7,108,971)	227.9
Epiroc AB, Class B	(146,846)	(2,879,879)	92.3
EQT AB	(133,284)	(3,851,577)	123.5
H & M Hennes & Mauritz AB	(12,815)	(185,697)	6.0
L E Lundbergforetagen AB	(11,026)	(581,776)	18.6
Lifco AB	(33,033)	(1,278,864)	41.0
Skandinaviska Enskilda Banken AB, Class A	(80,803)	(1,282,155)	41.1
SSAB AB, Class B	(1,235,370)	(7,678,926)	246.2
		(24,847,845)
Switzerland
SIG Group AG	(67,939)	(1,310,540)	42.0

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland (continued)
Swiss Life Holding AG, Registered Shares	(1,866)	$(1,863,126)	59.7%
VAT Group AG	(14,901)	(5,379,113)	172.5
		(8,552,779)
United Kingdom
British American Tobacco PLC	(38,429)	(1,673,904)	53.7
Hiscox Ltd.	(110,977)	(1,633,322)	52.4
JD Sports Fashion PLC	(177,045)	(186,394)	6.0
Just Eat Takeaway.com NV	(76,722)	(1,679,069)	53.8
Rentokil Initial PLC	(2,713,087)	(12,429,444)	398.5
Severn Trent PLC	(86,055)	(3,201,010)	102.6
Spirax Group PLC	(4,526)	(356,721)	11.4
Wise PLC, Class A	(170,645)	(2,238,248)	71.7
		(23,398,112)
United States
Tenaris SA	(67,395)	(1,123,807)	36.0
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(63,526)	(5,126,341)	164.3
Dr Ing hc F Porsche AG	(124,842)	(6,276,012)	201.2
Total Reference Entity — Short		(236,840,533)
Net Value of Reference Entity — BNP Paribas SA		$(3,119,191)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 – 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	134,737	$918,233	4.9%
Aristocrat Leisure Ltd.	22,201	948,184	5.0
Qantas Airways Ltd.	277,260	1,567,606	8.3
		3,434,023
Canada
Algonquin Power & Utilities Corp.	10,930	58,908	0.3
Canadian Natural Resources Ltd.	369,887	10,614,195	56.3
Finning International, Inc.	53,141	1,499,867	7.9
FirstService Corp.	8,917	1,565,035	8.3
Keyera Corp.	127,055	3,943,626	20.9
Stantec, Inc.	10,779	946,075	5.0
		18,627,706
Finland
Wartsila OYJ Abp	213,340	3,941,740	20.9
France
AXA SA	67,224	3,179,419	16.9
Gaztransport Et Technigaz SA	7,803	1,271,911	6.7
		4,451,330
Germany
Deutsche Telekom AG, Registered Shares	1,258,780	45,212,273	239.6
Security	Shares	Value	% of Basket Value
Germany (continued)
Douglas AG	74,652	$889,556	4.7%
Evonik Industries AG	52,763	1,185,735	6.3
Siemens Healthineers AG	54,418	2,933,530	15.6
		50,221,094
Israel
Nova Ltd.	5,483	1,075,819	5.7
Wix.com Ltd.	9,501	1,611,275	8.5
		2,687,094
Italy
A2A SpA	316,094	803,912	4.2
Banca Monte dei Paschi di Siena SpA	871,625	7,371,138	39.1
		8,175,050
Japan
Amada Co., Inc.	129,500	1,296,687	6.9
Astellas Pharma, Inc.	346,500	3,469,901	18.4
Horiba Ltd.	62,000	4,237,814	22.4
J Front Retailing Co., Inc.	34,100	417,389	2.2
Kakaku.com, Inc.	5,300	93,735	0.5
Lixil Corp.	235,000	2,769,148	14.7
LY Corp.	105,100	397,490	2.1
Mitsubishi Chemical Group Corp.	611,400	2,972,355	15.7
Murata Manufacturing Co., Inc.	602,300	8,580,702	45.5
NIPPON EXPRESS HOLDINGS, Inc.	81,200	1,450,058	7.7
Nomura Holdings, Inc.	523,500	2,917,759	15.5
Obayashi Corp.	103,100	1,599,615	8.5
Rakuten Group, Inc.	1,258,200	7,418,760	39.3
Shimizu Corp.	48,300	515,993	2.7
Sumitomo Mitsui Financial Group, Inc.	21,600	515,316	2.7
Sumitomo Mitsui Trust Group, Inc.	411,000	10,167,618	53.9
Tokyo Tatemono Co., Inc.	35,400	634,663	3.4
Tosoh Corp.	294,500	4,151,483	22.0
		53,606,486
New Zealand
Xero Ltd.	20,691	2,179,033	11.6
Puerto Rico
Liberty Latin America Ltd., Class A	2	11	0.0
Singapore
Sea Ltd., ADR	50,586	6,781,053	36.0
Sweden
Apotea Sverige AB	9,162	78,445	0.4
United Arab Emirates
Talabat Holding PLC	22,194,063	8,551,142	45.3
United Kingdom
Halma PLC	30,953	1,142,526	6.0
Hammerson PLC	1	3	0.0
MONY Group PLC	1	3	0.0
Smiths Group PLC	114,165	2,844,945	15.1
Taylor Wimpey PLC	2,905,083	4,564,779	24.2
Tesco PLC	285,306	1,411,980	7.5
		9,964,236
United States
AECOM	61,253	6,042,608	32.0
Alkermes PLC	28,510	820,233	4.3
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
AMETEK, Inc.	18,200	$3,086,356	16.4%
AutoNation, Inc.	1,916	333,671	1.8
Bath & Body Works, Inc.	2,956	90,188	0.5
Citizens Financial Group, Inc.	167,992	6,197,225	32.8
Crimson Wine Group Ltd.	1	5	0.0
Dover Corp.	51,546	8,796,325	46.6
Evercore, Inc., Class A	25,644	5,264,457	27.9
Flowserve Corp.	71,872	3,250,771	17.2
Gap, Inc.	37,795	827,711	4.4
Gilead Sciences, Inc.	12,237	1,303,730	6.9
Invesco Ltd.	186,635	2,599,826	13.8
Lamar Advertising Co., Class A	10,878	1,238,025	6.6
NVR, Inc.	253	1,802,815	9.5
Pentair PLC	86,676	7,864,113	41.7
Qualys, Inc.	2,058	258,711	1.4
Regions Financial Corp.	209,667	4,279,303	22.7
ResMed, Inc.	33,569	7,942,090	42.1
Sarepta Therapeutics, Inc.	15,383	959,899	5.1
ServiceNow, Inc.	5,509	5,261,150	27.9
Simon Property Group, Inc.	137,725	21,675,161	114.9
SS&C Technologies Holdings, Inc.	5,525	417,690	2.2
United Therapeutics Corp.	288	87,290	0.5
Zoetis, Inc.	1,076	168,286	0.9
		90,567,639
Total Reference Entity — Long		263,266,082
Reference Entity — Short
Common Stocks
Bermuda
RenaissanceRe Holdings Ltd.	(15,221)	(3,682,416)	(19.5)
Canada
AltaGas Ltd.	(92,907)	(2,749,605)	(14.6)
ATS Corp.	(14,585)	(367,534)	(1.9)
CAE, Inc.	(272,794)	(6,824,797)	(36.2)
Canadian Pacific Kansas City Ltd.	(43,958)	(3,192,742)	(16.9)
Descartes Systems Group, Inc.	(3,493)	(367,847)	(2.0)
Element Fleet Management Corp.	(48,965)	(1,072,286)	(5.7)
Nexgen Energy Ltd.	(408,407)	(2,138,908)	(11.3)
Onex Corp.	(57,444)	(4,067,249)	(21.6)
Open Text Corp.	(11,208)	(303,411)	(1.6)
Quebecor, Inc., Class B	(54,366)	(1,491,457)	(7.9)
RB Global, Inc.	(140,437)	(14,152,700)	(75.0)
		(36,728,536)
China
Wharf Holdings Ltd..	(14,000)	(35,167)	(0.2)
Denmark
Danske Bank A/S	(82,708)	(2,902,021)	(15.4)
Finland
Neste OYJ	(7,425)	(77,022)	(0.4)
France
Airbus SE	(101,729)	(17,262,445)	(91.5)
Cie de Saint-Gobain SA	(91,514)	(9,949,218)	(52.7)
EssilorLuxottica SA	(17,120)	(4,933,179)	(26.2)
Eurazeo SE	(10,575)	(773,240)	(4.1)
Security	Shares	Value	% of Basket Value
France (continued)
Renault SA	(13,706)	$(727,942)	(3.9)%
Sartorius Stedim Biotech	(7,701)	(1,817,366)	(9.6)
(35,463,390)
Germany
Nemetschek SE	(14,312)	(1,901,847)	(10.1)
Italy
Nexi SpA	(534,500)	(3,122,046)	(16.5)
Japan
Kikkoman Corp.	(8,500)	(83,208)	(0.4)
Maruwa Co. Ltd.	(2,000)	(411,253)	(2.2)
Nippon Sanso Holdings Corp.	(10,100)	(323,233)	(1.7)
SG Holdings Co., Inc.	(41,600)	(438,033)	(2.3)
Zensho Holdings Co., Inc.	(2,700)	(166,842)	(0.9)
(1,422,569)
Luxembourg
CVC Capital Partners PLC	(26,369)	(470,499)	(2.5)
Netherlands
ABN AMRO Bank NV	(23,348)	(483,837)	(2.5)
IMCD NV	(20,975)	(2,789,269)	(14.8)
JDE Peet’s NV	(59,858)	(1,449,097)	(7.7)
(4,722,203)
New Zealand
Infratil Ltd.	(66,362)	(415,939)	(2.2)
Portugal
Jeronimo Martins SGPS SA	(70,387)	(1,703,532)	(9.0)
Singapore
Capitaland Investment Ltd.	(487,800)	(1,028,083)	(5.5)
Oversea-Chinese Banking Corp. Ltd.	(470,000)	(5,816,609)	(30.8)
(6,844,692)
Spain
Cellnex Telecom SA	(99,441)	(4,024,312)	(21.3)
Sweden
Investor AB	(12,029)	(356,401)	(1.9)
Switzerland
Banque Cantonale Vaudoise, Registered Shares	(18,115)	(2,229,551)	(11.8)
Georg Fischer AG, Registered Shares	(5,121)	(370,273)	(2.0)
Swiss Life Holding AG, Registered Shares	(6,420)	(6,410,112)	(34.0)
(9,009,936)
United Kingdom
JD Sports Fashion PLC	(685,258)	(721,444)	(3.8)
Rentokil Initial PLC	(1,371,880)	(6,284,983)	(33.3)
Unilever PLC	(91,100)	(5,800,326)	(30.8)
(12,806,753)
United States
AeroVironment, Inc.	(44,417)	(6,730,064)	(35.7)
Air Lease Corp.	(47,630)	(2,227,179)	(11.8)
Alliant Energy Corp.	(81,047)	(4,947,109)	(26.2)
Ameren Corp.	(25,221)	(2,502,932)	(13.3)
Antero Midstream Corp.	(83,440)	(1,380,932)	(7.3)
AptarGroup, Inc.	(37,200)	(5,578,140)	(29.6)
Arthur J Gallagher & Co.	(1,639)	(525,611)	(2.8)
ATI, Inc.	(62,950)	(3,423,221)	(18.1)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Bill Holdings, Inc.	(56,108)	$(2,556,842)	(13.6)%
Coty, Inc., Class A	(337,663)	(1,705,198)	(9.0)
First Citizens BancShares, Inc., Class A	(1,948)	(3,465,765)	(18.4)
Hims & Hers Health, Inc.	(37,799)	(1,251,147)	(6.6)
Kenvue, Inc.	(13,884)	(327,662)	(1.7)
Kilroy Realty Corp.	(33,651)	(1,060,343)	(5.6)
Lantheus Holdings, Inc.	(35,954)	(3,751,440)	(19.9)
Lumentum Holdings, Inc.	(52,081)	(3,074,862)	(16.3)
Madrigal Pharmaceuticals, Inc.	(4,440)	(1,482,560)	(7.9)
McKesson Corp.	(14,395)	(10,260,612)	(54.4)
Mueller Industries, Inc.	(4,159)	(305,936)	(1.6)
Penumbra, Inc.	(4,973)	(1,456,293)	(7.7)
Pinnacle Financial Partners, Inc.	(17,062)	(1,710,295)	(9.1)
Range Resources Corp.	(165,389)	(5,611,649)	(29.7)
RBC Bearings, Inc.	(23,190)	(7,619,538)	(40.4)
SouthState Corp.	(6,576)	(570,665)	(3.0)
Starbucks Corp.	(299,660)	(23,987,783)	(127.2)
Super Micro Computer, Inc.	(23,937)	(762,633)	(4.0)
Vertex, Inc., Class A	(8,884)	(355,627)	(1.9)
Vistra Corp.	(3,140)	(407,038)	(2.2)
(99,039,076)
Preferred Stocks
Germany
Volkswagen AG	(180,788)	(19,671,606)	(104.2)
Total Reference Entity — Short		(244,399,963)
Net Value of Reference Entity — Goldman Sachs Bank USA		$18,866,119
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 – 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	149,823	$1,021,045	(65.8)%
Aristocrat Leisure Ltd.	7,700	328,860	(21.2)
Pro Medicus Ltd.	17,662	2,589,785	(166.8)
Qantas Airways Ltd.	288,700	1,632,286	(105.1)
Technology One Ltd.	197,000	3,802,527	(244.9)
		9,374,503
Canada
Canadian National Railway Co.	18,191	1,761,701	(113.5)
Canadian Utilities Ltd., Class A	81,694	2,286,792	(147.3)
CCL Industries, Inc., Class B	36,594	1,912,253	(123.2)
Colliers International Group, Inc.	1,565	187,094	(12.0)
Empire Co., Inc.	19,836	736,692	(47.4)
Finning International, Inc.	18,430	520,174	(33.5)
FirstService Corp.	22,854	4,011,137	(258.4)
George Weston Ltd.	67,918	13,232,827	(852.3)
Great-West Lifeco, Inc.	129,738	5,045,157	(325.0)
Hudbay Minerals, Inc.	489,614	3,562,185	(229.4)
Keyera Corp.	306,065	9,499,870	(611.9)
Security	Shares	Value	% of Basket Value
Canada (continued)
Manulife Financial Corp.	55,366	$1,696,804	(109.3)%
Stantec, Inc.	23,027	2,021,084	(130.2)
Suncor Energy, Inc.	100,378	3,545,194	(228.3)
		50,018,964
Denmark
AP Moller - Maersk A/S, Class A	1,595	2,725,951	(175.6)
GN Store Nord AS	2,465	37,217	(2.4)
		2,763,168
Finland
Wartsila OYJ Abp	73,987	1,367,008	(88.1)
France
AXA SA	17,335	819,874	(52.8)
Eiffage SA	18,803	2,558,576	(164.8)
Gaztransport Et Technigaz SA	12,767	2,081,057	(134.0)
Ipsen SA	47,423	5,515,441	(355.3)
		10,974,948
Germany
Deutsche Telekom AG, Registered Shares	932,702	33,500,356	(2,157.8)
HUGO BOSS AG	13,646	569,165	(36.6)
SAP SE	2,078	608,000	(39.2)
		34,677,521
Hong Kong
Techtronic Industries Co., Inc.	88,000	885,631	(57.1)
Israel
Nice Ltd.	31,564	4,931,053	(317.6)
Italy
A2A SpA	1,050,323	2,671,255	(172.1)
Banca Monte dei Paschi di Siena SpA	876,158	7,409,472	(477.2)
Mediobanca Banca di Credito Finanziario SpA	80,494	1,646,426	(106.1)
		11,727,153
Japan
Amada Co., Inc.	416,000	4,165,419	(268.3)
Asahi Kasei Corp.	184,000	1,282,248	(82.6)
Astellas Pharma, Inc.	600,100	6,009,489	(387.1)
DMG Mori Co., Inc.	64,400	1,119,382	(72.1)
Horiba Ltd.	83,300	5,693,708	(366.7)
Hulic Co., Inc.	129,500	1,354,169	(87.2)
J Front Retailing Co., Inc.	227,700	2,787,082	(179.5)
Kao Corp.	27,100	1,160,463	(74.7)
Kyushu Electric Power Co., Inc.	34,200	304,818	(19.6)
LY Corp.	365,000	1,380,438	(88.9)
Mitsubishi Chemical Group Corp.	1,162,700	5,652,531	(364.1)
Murata Manufacturing Co., Inc.	61,700	879,013	(56.6)
NEC Corp.	257,500	6,268,276	(403.7)
NIPPON EXPRESS HOLDINGS, Inc.	106,500	1,901,861	(122.5)
Nomura Holdings, Inc.	514,200	2,865,925	(184.6)
Nomura Research Institute Ltd.	84,400	3,196,011	(205.9)
Obayashi Corp.	143,100	2,220,221	(143.0)
Olympus Corp.	411,800	5,395,812	(347.5)
Ono Pharmaceutical Co., Inc.	304,900	3,509,682	(226.1)
Otsuka Corp.	47,200	1,046,852	(67.4)
Rakuten Group, Inc.	1,265,500	7,461,803	(480.6)
Rohm Co., Inc.	14,000	127,470	(8.2)
Shimizu Corp.	235,900	2,520,140	(162.3)
Sojitz Corp.	43,700	1,033,847	(66.6)
Subaru Corp.	15,400	278,862	(18.0)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Sumitomo Chemical Co., Inc.	109,500	$264,695	(17.1)%
Sumitomo Corp.	42,400	1,035,254	(66.7)
Sumitomo Mitsui Trust Group, Inc.	337,700	8,354,269	(538.1)
Tokyo Tatemono Co., Inc.	84,300	1,511,357	(97.4)
Tosoh Corp.	102,100	1,439,275	(92.7)
		82,220,372
New Zealand
Xero Ltd.	100,694	10,604,394	(683.0)
Norway
Kongsberg Gruppen ASA	47,622	7,672,318	(494.2)
Spain
Bankinter SA	204,476	2,381,928	(153.4)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	108	1,573,992	(101.4)
United Kingdom
Halma PLC	15	554	(0.0)
Hammerson PLC	3	10	(0.0)
J Sainsbury PLC	96,407	342,641	(22.1)
MONY Group PLC	2	5	(0.0)
NatWest Group PLC	143,653	924,018	(59.5)
Ocado Group PLC	120,912	456,813	(29.4)
Smiths Group PLC	408,955	10,190,992	(656.4)
Tesco PLC	51,740	256,061	(16.5)
		12,171,094
United States
Roche Holding AG	804	279,693	(18.0)
Total Reference Entity — Long		243,623,740
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd.	(1,175,873)	(1,132,880)	73.0
Reece Ltd.	(12,000)	(121,012)	7.8
Rio Tinto PLC	(42,975)	(2,560,856)	164.9
		(3,814,748)
Canada
AltaGas Ltd.	(46,006)	(1,361,559)	87.7
ATS Corp.	(63,243)	(1,593,690)	102.7
Boyd Group Services, Inc.	(20,312)	(2,917,290)	187.9
CAE, Inc.	(67,557)	(1,690,150)	108.9
Cameco Corp.	(106,564)	(4,810,299)	309.8
Capstone Copper Corp.	(353,656)	(1,703,377)	109.7
Descartes Systems Group, Inc.	(23,076)	(2,430,127)	156.5
Element Fleet Management Corp.	(470,471)	(10,302,858)	663.6
Metro, Inc.	(45,204)	(3,483,587)	224.4
National Bank of Canada	(9,716)	(853,339)	55.0
Nexgen Energy Ltd.	(1,781,712)	(9,331,177)	601.0
Onex Corp.	(68,772)	(4,869,313)	313.7
Open Text Corp.	(36,433)	(986,276)	63.5
Peyto Exploration & Development Corp.	(1,231,616)	(15,419,768)	993.2
Quebecor, Inc., Class B	(423,895)	(11,628,978)	749.0
RB Global, Inc.	(37,587)	(3,787,873)	244.0
Rogers Communications, Inc., Class B	(158,411)	(4,129,763)	266.0
Security	Shares	Value	% of Basket Value
Canada (continued)
Tourmaline Oil Corp.	(80,809)	$(3,569,758)	229.9%
West Fraser Timber Co., Inc.	(11,495)	(851,077)	54.8
		(85,720,259)
China
Wharf Holdings Ltd..	(101,000)	(253,702)	16.4
Wilmar International Ltd.	(1,354,300)	(3,176,482)	204.6
		(3,430,184)
Congo
Ivanhoe Mines Ltd., Class A	(147,704)	(1,311,401)	84.5
Denmark
Zehnder Group AG	(2,378)	(168,187)	10.8
Finland
Metso Oyj	(409,409)	(4,448,517)	286.5
Neste OYJ	(35,167)	(364,799)	23.5
		(4,813,316)
France
Airbus SE	(76,971)	(13,061,248)	841.3
Cie de Saint-Gobain SA	(227,358)	(24,717,905)	1,592.1
EssilorLuxottica SA	(18,325)	(5,280,403)	340.1
Eurazeo SE	(3,725)	(272,370)	17.5
Renault SA	(90,455)	(4,804,172)	309.4
Sartorius Stedim Biotech	(15,755)	(3,718,037)	239.5
		(51,854,135)
Hong Kong
MTR Corp. Ltd.	(118,000)	(407,374)	26.2
Power Assets Holdings Ltd.	(126,000)	(833,263)	53.7
		(1,240,637)
Israel
Azrieli Group Ltd.	(32,789)	(2,387,183)	153.7
Elbit Systems Ltd.	(302)	(116,113)	7.5
		(2,503,296)
Italy
Iveco Group NV	(331,157)	(5,290,594)	340.8
Nexi SpA	(383,072)	(2,237,546)	144.1
Ryanair Holdings PLC	(650,920)	(15,494,826)	998.0
		(23,022,966)
Japan
Nippon Building Fund, Inc.	(425)	(394,489)	25.4
Nippon Sanso Holdings Corp.	(10,300)	(329,633)	21.2
SG Holdings Co., Inc.	(68,100)	(717,069)	46.2
		(1,441,191)
Luxembourg
CVC Capital Partners PLC	(3,232)	(57,668)	3.7
Eurofins Scientific SE	(9,402)	(593,326)	38.2
		(650,994)
Netherlands
IMCD NV	(30,982)	(4,120,006)	265.4
JDE Peet’s NV	(39,240)	(949,958)	61.2
		(5,069,964)
New Zealand
Infratil Ltd.	(35,489)	(222,435)	14.3
Singapore
CapitaLand Ascendas REIT	(386,700)	(787,962)	50.7

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Singapore (continued)
Capitaland Investment Ltd.	(5,011,600)	$(10,562,404)	680.3%
Mapletree Logistics Trust	(3,300)	(2,840)	0.2
Oversea-Chinese Banking Corp. Ltd.	(356,500)	(4,411,960)	284.2
		(15,765,166)
Spain
Cellnex Telecom SA	(35,029)	(1,417,601)	91.3
Repsol SA	(406,633)	(4,970,546)	320.2
		(6,388,147)
Switzerland
Banque Cantonale Vaudoise, Registered Shares	(30,664)	(3,774,052)	243.1
Georg Fischer AG, Registered Shares	(1,804)	(130,437)	8.4
Swiss Life Holding AG, Registered Shares	(2,261)	(2,257,518)	145.4
		(6,162,007)
United Kingdom
IAMGOLD Corp.	(260,134)	(1,843,544)	118.8
JD Sports Fashion PLC	(1,362,607)	(1,434,560)	92.4
Rentokil Initial PLC	(1,317,330)	(6,035,073)	388.7
Unilever PLC	(32,092)	(2,043,294)	131.6
		(11,356,471)
United States
BRP, Inc.	(16,852)	(570,861)	36.8
Preferred Stocks
Germany
Sartorius AG	(5,072)	(1,316,663)	84.8
Volkswagen AG	(168,672)	(18,353,260)	1,182.2
Total Reference Entity — Short		(245,176,288)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,552,548)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 – 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Bega Cheese Ltd.	265,372	$959,952	23.0%
Challenger Ltd.	443,838	2,011,103	48.1
Charter Hall Social Infrastructure REIT	292,250	547,375	13.1
Data#3 Ltd.	187,186	871,744	20.8
Downer EDI Ltd.	24,373	89,002	2.1
Netwealth Group Ltd.	126,262	2,268,555	54.2
NRW Holdings Ltd.	182,185	315,778	7.6
Perenti Ltd.	1,274,919	1,114,997	26.7
Perseus Mining Ltd.	3,109,041	6,663,327	159.3
Ramelius Resources Ltd.	1,137,007	1,913,361	45.8
Security	Shares	Value	% of Basket Value
Australia (continued)
Vault Minerals Ltd.	249,061	$68,534	1.6%
Ventia Services Group Pty Ltd.	902,577	2,443,714	58.4
		19,267,442
Austria
ANDRITZ AG	34,491	2,478,513	59.2
Kontron AG	34,385	835,559	20.0
		3,314,072
Canada
ADENTRA, Inc.	20,347	398,645	9.5
Artis Real Estate Investment Trust	194,034	1,017,602	24.3
Centerra Gold, Inc.	350,265	2,345,094	56.1
CES Energy Solutions Corp.	277,475	1,223,740	29.3
Enerflex Ltd.	281,650	1,842,799	44.1
Enghouse Systems Ltd.	35,804	650,580	15.5
Innergex Renewable Energy, Inc.	270,377	2,663,368	63.7
North American Construction Group Ltd.	51,105	778,475	18.6
Obsidian Energy Ltd.	93,249	392,990	9.4
Russel Metals, Inc.	170,449	4,945,568	118.2
Sienna Senior Living, Inc.	105,811	1,299,420	31.1
Transcontinental, Inc., Class A	178,721	2,437,222	58.3
Wesdome Gold Mines Ltd.	35,363	435,048	10.4
		20,430,551
France
Guerbet	1	23	0.0
ICADE	42,890	1,018,842	24.4
		1,018,865
Germany
Atoss Software SE	6,632	996,963	23.8
Auto1 Group SE	141,705	3,404,821	81.4
Bilfinger SE	17,432	1,482,590	35.5
Deutsche Pfandbriefbank AG	27,314	167,527	4.0
Deutz AG	127,749	991,897	23.7
Duerr AG	25,652	607,281	14.5
Grand City Properties SA	44,092	526,248	12.6
HOCHTIEF AG	1,577	298,361	7.1
Lion Finance Group PLC	64,522	5,175,496	123.7
Salzgitter AG	9,210	227,601	5.5
TBC Bank Group PLC	50,443	3,190,243	76.3
		17,069,028
Ireland
Cimpress PLC	15,459	649,587	15.5
Italy
Banca IFIS SpA	31,937	800,219	19.1
Credito Emiliano SpA	7,521	103,397	2.5
De’ Longhi SpA	24,363	753,957	18.0
Hera SpA	920,902	4,359,759	104.2
Iren SpA	493,071	1,407,683	33.7
Maire SpA	162,765	1,757,952	42.0
PRADA SpA	506,900	3,165,009	75.7
Sesa SpA	7,774	657,053	15.7
Webuild SpA	428,787	1,555,666	37.2
		14,560,695
Japan
77 Bank Ltd.	82,800	2,595,020	62.0
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Aisan Industry Co., Inc.	27,300	$368,963	8.8%
Alfresa Holdings Corp.	106,800	1,612,267	38.5
Amano Corp.	25,100	730,815	17.5
Artience Co., Inc.	119,500	2,466,086	59.0
Bic Camera, Inc.	225,800	2,421,385	57.9
Create SD Holdings Co., Inc.	33,800	720,158	17.2
DIC Corp.	224,100	4,373,286	104.6
Doutor Nichires Holdings Co., Inc.	48,100	900,939	21.5
EDION Corp.	139,600	1,862,953	44.5
Elecom Co., Inc.	56,500	662,935	15.9
FCC Co., Inc.	84,600	1,735,847	41.5
Fujimi, Inc.	10,800	141,364	3.4
Glory Ltd.	63,400	1,116,327	26.7
Hanwa Co., Inc.	14,900	494,008	11.8
Heiwado Co., Inc.	31,000	577,161	13.8
Hiday Hidaka Corp.	37,000	806,387	19.3
Ichigo, Inc.	288,000	776,679	18.6
Inaba Denki Sangyo Co., Inc.	20,800	547,938	13.1
Kissei Pharmaceutical Co., Inc.	35,900	942,160	22.5
Kumagai Gumi Co., Inc.	93,000	2,771,433	66.3
Kyoritsu Maintenance Co., Inc.	61,300	1,301,028	31.1
Maxell Ltd.	25,500	312,548	7.5
Meidensha Corp.	12,100	332,417	7.9
METAWATER Co., Inc.	49,000	698,936	16.7
Milbon Co., Inc.	99,400	1,890,083	45.2
Mitsubishi Shokuhin Co., Inc.	37,600	1,407,618	33.7
Mitsui Mining & Smelting Co., Inc.	88,600	2,408,767	57.6
MIXI, Inc.	37,200	826,572	19.8
Modec, Inc.	83,200	2,524,938	60.4
Morinaga & Co. Ltd.	176,700	3,150,536	75.3
Nippon Kayaku Co., Inc.	182,000	1,714,733	41.0
Nisshin Oillio Group Ltd.	21,100	728,356	17.4
Nisshinbo Holdings, Inc.	420,500	2,513,623	60.1
Nomura Co., Inc.	125,000	754,580	18.0
North Pacific Bank Ltd.	476,600	1,666,328	39.8
NTN Corp.	776,600	1,196,055	28.6
Okamura Corp.	58,600	813,670	19.5
Oki Electric Industry Co., Inc.	181,200	1,206,840	28.9
Onward Holdings Co., Inc.	296,400	1,200,164	28.7
Pigeon Corp.	387,600	4,693,785	112.2
Raito Kogyo Co., Inc.	42,600	792,338	18.9
Sanki Engineering Co., Inc.	17,100	436,922	10.4
Shibaura Mechatronics Corp.	57,200	2,682,809	64.1
Shikoku Electric Power Co., Inc.	297,300	2,443,220	58.4
Sumitomo Mitsui Construction Co., Inc.	286,400	1,015,043	24.3
Suzuken Co. Ltd.	111,500	4,028,231	96.3
Systena Corp.	596,100	1,559,219	37.3
Taikisha Ltd.	15,600	255,341	6.1
Tamron Co., Inc.	51,700	1,168,857	27.9
TOKAI Holdings Corp.	142,700	1,000,649	23.9
Tokai Rika Co., Inc.	73,100	1,088,721	26.0
Tokai Tokyo Financial Holdings, Inc.	73,300	242,099	5.8
Tosei Corp.	68,900	1,161,231	27.8
Toshiba TEC Corp.	24,800	467,453	11.2
Towa Pharmaceutical Co., Inc.	56,700	1,052,116	25.2
Toyoda Gosei Co., Inc.	210,100	4,034,268	96.5
Tsubakimoto Chain Co.	10,100	122,698	2.9
Wacom Co., Inc.	173,900	665,712	15.9
Security	Shares	Value	% of Basket Value
Japan (continued)
YAMABIKO Corp.	6,500	$97,273	2.3%
Yamazen Corp.	45,200	444,426	10.6
Yaoko Co., Inc.	15,600	1,044,854	25.0
		85,769,168
Netherlands
Koninklijke BAM Groep NV	76,057	515,194	12.3
New Zealand
Spark New Zealand Ltd.	628,943	777,071	18.6
Norway
Aker Solutions ASA	109,312	296,684	7.1
Elkem ASA	188,131	330,937	7.9
Odfjell Drilling Ltd.	206,005	1,072,313	25.7
Wallenius Wilhelmsen ASA	59,007	427,653	10.2
		2,127,587
Portugal
Mota-Engil SGPS SA	525,107	2,084,287	49.8
Singapore
Grindr, Inc.	291,770	6,410,187	153.3
iFAST Corp. Ltd	306,000	1,457,576	34.8
IGG, Inc.	422,000	203,307	4.9
Sheng Siong Group Ltd.	681,000	917,531	21.9
		8,988,601
Spain
Inmobiliaria Colonial Socimi SA	18,989	123,070	2.9
Sweden
Ambea AB	26,533	320,533	7.7
Switzerland
DKSH Holding AG	48,439	3,568,472	85.3
International Workplace Group PLC	483,219	1,196,444	28.6
		4,764,916
United Kingdom
Balfour Beatty PLC	587,429	3,592,936	85.9
Bytes Technology Group PLC	359,003	2,441,272	58.4
Chemring Group PLC	672,567	3,592,417	85.9
Firstgroup PLC	511,688	1,177,688	28.2
Hunting PLC	179,853	620,561	14.8
J D Wetherspoon PLC	92,955	812,858	19.4
Just Group PLC	1,321,428	2,492,445	59.6
Mitie Group PLC	961,335	1,853,806	44.3
Morgan Sindall Group PLC	24,252	1,146,375	27.4
Paragon Banking Group PLC	279,604	3,158,707	75.5
Rotork PLC	24,415	99,412	2.4
TP ICAP Group PLC	420,738	1,444,789	34.5
		22,433,266
United States
1-800-Flowers.com, Inc., Class A	46,433	256,774	6.1
Accel Entertainment, Inc.	28,933	298,010	7.1
Adient PLC	89,820	1,136,223	27.2
Allient, Inc.	9,260	197,701	4.7
Archrock, Inc.	316,970	7,458,304	178.3
Axogen, Inc.	18,474	300,572	7.2
Banc of California, Inc.	769,733	10,376,001	248.1
Bandwidth, Inc., Class A	53,597	665,675	15.9

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Beazer Homes USA, Inc.	38,230	$747,779	17.9%
Benchmark Electronics, Inc.	160,479	5,220,382	124.8
BlueLinx Holdings, Inc.	11,311	736,798	17.6
Brookdale Senior Living, Inc.	152,254	998,786	23.9
Camping World Holdings, Inc., Class A	2,361	28,474	0.7
Castle Biosciences, Inc.	15,462	310,013	7.4
CNA Financial Corp.	114,326	5,505,940	131.6
ConnectOne Bancorp, Inc.	22,006	495,795	11.9
Constellium SE	19,566	197,812	4.7
CoreCivic, Inc.	38,632	874,628	20.9
Delek US Holdings, Inc.	40,358	525,461	12.6
Deluxe Corp.	19,590	286,014	6.8
Dime Community Bancshares, Inc.	16,363	420,365	10.0
DNOW, Inc.	263,456	4,181,047	100.0
DXP Enterprises, Inc.	44,913	3,973,004	95.0
Eagle Bancorp, Inc.	9,345	167,743	4.0
El Pollo Loco Holdings, Inc.	14,232	133,069	3.2
Enact Holdings, Inc.	33,481	1,198,285	28.6
Enova International, Inc.	76,882	7,056,999	168.7
EZCORP, Inc., Class A	130,379	2,134,304	51.0
First Financial Bankshares, Inc.	15,183	508,782	12.2
Flushing Financial Corp.	58,382	698,833	16.7
Fulgent Genetics, Inc.	11,324	196,471	4.7
G-III Apparel Group Ltd.	29,508	744,192	17.8
Global Industrial Co.	12,992	333,635	8.0
Graham Holdings Co, Class B	417	383,661	9.2
Greenbrier Cos, Inc.	138,149	5,860,281	140.1
Hackett Group, Inc.	25,177	643,021	15.4
Harmony Biosciences Holdings, Inc.	208,378	6,140,900	146.8
Haverty Furniture Cos, Inc.	106,309	1,930,571	46.2
Healthcare Services Group, Inc.	45,845	651,457	15.6
HealthStream, Inc.	42,779	1,438,658	34.4
Hilltop Holdings, Inc.	230,763	6,814,431	162.9
Horizon Bancorp, Inc.	79,579	1,168,220	27.9
Independent Bank Corp./MI	28,340	863,236	20.6
Innoviva, Inc.	37,094	693,287	16.6
iRadimed Corp.	6,580	344,858	8.2
LivaNova PLC	188,521	6,975,277	166.8
Mercantile Bank Corp.	11,064	468,118	11.2
Midland States Bancorp, Inc.	15,814	257,452	6.2
MiNK Therapeutics, Inc.	7	53	0.0
Mueller Water Products, Inc., Class A	266,349	6,988,998	167.1
OneSpan, Inc.	161,764	2,405,431	57.5
Palomar Holdings, Inc.	20,801	3,016,561	72.1
PBF Energy, Inc., Class A	597,389	10,263,143	245.4
Pennant Group, Inc.	7,818	200,297	4.8
PRA Group, Inc.	56,919	1,041,618	24.9
REX American Resources Corp.	21,452	852,073	20.4
RLJ Lodging Trust	481,522	3,375,469	80.7
Signify NV	85,736	1,777,228	42.5
Spectrum Brands Holdings, Inc.	102,791	6,486,112	155.1
Synaptics, Inc.	229,470	12,772,300	305.4
Texas Capital Bancshares, Inc.	60,051	4,092,476	97.8
Trinity Industries, Inc.	79,726	2,001,123	47.8
Tutor Perini Corp.	173,161	3,716,035	88.8
Univest Financial Corp.	17,937	529,859	12.7
Verint Systems, Inc.	89,378	1,576,628	37.7
Security	Shares	Value	% of Basket Value
United States (continued)
Washington Trust Bancorp, Inc.	37,888	$1,045,709	25.0%
Willdan Group, Inc.	75,187	2,947,330	70.5
Wolverine World Wide, Inc.	73,680	961,524	23.0
159,047,266
Total Reference Entity — Long		363,261,199
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(86,653)	(429,681)	(10.3)
Bellevue Gold Ltd.	(80,634)	(46,943)	(1.1)
Leo Lithium Ltd.	(33,787)	(4,684)	(0.1)
PEXA Group Ltd.	(54,112)	(416,932)	(9.9)
Silex Systems Ltd.	(86,052)	(170,722)	(4.1)
Stanmore Resources Ltd.	(578,728)	(718,842)	(17.2)
(1,787,804)
Austria
Wienerberger AG	(54,009)	(1,896,358)	(45.3)
Belgium
Azelis Group NV	(47,757)	(739,996)	(17.7)
Bekaert SA	(1,891)	(72,967)	(1.7)
Biocartis Group NV	(30)	—	0.0
Cofinimmo SA	(61,463)	(4,914,535)	(117.5)
Xior Student Housing NV	(38,831)	(1,259,402)	(30.1)
(6,986,900)
Bermuda
Conduit Holdings Ltd.	(18,152)	(83,555)	(2.0)
Brazil
ERO Copper Corp.	(135,975)	(1,698,455)	(40.6)
Canada
Altus Group Ltd.	(33,290)	(1,239,742)	(29.6)
Definity Financial Corp.	(48,049)	(2,398,268)	(57.3)
Docebo, Inc.	(28,466)	(891,602)	(21.3)
Laurentian Bank of Canada	(47,300)	(938,726)	(22.5)
Martinrea International, Inc.	(62,847)	(334,613)	(8.0)
Minto Apartment Real Estate Investment Trust	(33,310)	(324,981)	(7.8)
North West Co., Inc.	(71,261)	(2,858,504)	(68.3)
Sandstorm Gold Ltd.	(227,509)	(1,978,698)	(47.3)
Skeena Resources Ltd.	(204,723)	(2,447,291)	(58.5)
Spin Master Corp.	(34,354)	(607,537)	(14.5)
SSR Mining, Inc.	(67,081)	(714,311)	(17.1)
Stella-Jones, Inc.	(117,023)	(5,738,252)	(137.2)
StorageVault Canada, Inc.	(193,482)	(529,107)	(12.7)
Westshore Terminals Investment Corp.	(78,757)	(1,455,056)	(34.8)
(22,456,688)
China
AustAsia Group Ltd.	(1,000)	(206)	(0.0)
Denmark
Dfds A/S	(48,625)	(676,244)	(16.2)
NKT A/S	(4,466)	(363,630)	(8.7)
(1,039,874)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Faeroe Islands
Bakkafrost P/F	(42,868)	$(2,161,649)	(51.7)%
Finland
Hiab Oyj	(41,180)	(1,959,457)	(46.8)
Mandatum Oyj	(367,418)	(2,596,738)	(62.1)
TietoEVRY Oyj	(53,022)	(949,891)	(22.7)
(5,506,086)
France
Alten SA	(9,325)	(790,418)	(18.9)
Forvia SE	(157,396)	(1,215,838)	(29.1)
Remy Cointreau SA	(45,754)	(2,480,496)	(59.3)
Rubis SCA	(112,861)	(3,673,712)	(87.8)
Sopra Steria Group	(3,539)	(725,633)	(17.3)
Verallia SA	(112,399)	(3,758,458)	(89.9)
Worldline SA/France	(1,260,484)	(6,983,754)	(167.0)
(19,628,309)
Germany
Eckert & Ziegler SE	(2,508)	(171,441)	(4.1)
Fielmann Group AG	(29,028)	(1,649,512)	(39.5)
Freenet AG	(11,463)	(476,667)	(11.4)
Sixt SE	(6,325)	(601,338)	(14.4)
SMA Solar Technology AG	(7,317)	(126,900)	(3.0)
Suedzucker AG	(49,097)	(661,039)	(15.8)
Thyssenkrupp Nucera AG & Co KGaa	(9,660)	(100,502)	(2.4)
(3,787,399)
Indonesia
Nickel Industries Ltd.	(429,921)	(155,253)	(3.7)
Ireland
C&C Group PLC	(415,518)	(761,975)	(18.2)
Dalata Hotel Group PLC	(117,629)	(674,276)	(16.1)
(1,436,251)
Israel
Big Shopping Centers Ltd.	(812)	(118,561)	(2.8)
Israel Corp. Ltd.	(6,278)	(1,976,277)	(47.3)
OPC Energy Ltd.	(11,118)	(105,015)	(2.5)
(2,199,853)
Italy
ERG SpA	(47,115)	(963,868)	(23.1)
Interpump Group SpA	(173,585)	(5,953,579)	(142.3)
Piaggio & C SpA	(144,921)	(284,488)	(6.8)
Technoprobe SpA	(70,511)	(453,022)	(10.8)
(7,654,957)
Japan
Aiful Corp.	(180,600)	(451,196)	(10.8)
Aozora Bank Ltd.	(111,400)	(1,538,103)	(36.8)
Ariake Japan Co., Inc.	(5,400)	(226,890)	(5.4)
C Uyemura & Co., Inc.	(7,800)	(504,784)	(12.1)
Daiei Kankyo Co., Inc.	(34,500)	(706,803)	(16.9)
Fujita Kanko, Inc.	(5,600)	(353,720)	(8.5)
Fukuyama Transporting Co., Inc.	(15,400)	(382,089)	(9.1)
Future Corp.	(10,100)	(127,352)	(3.0)
HIS Co., Inc.	(227,800)	(2,714,917)	(64.9)
Hokuetsu Corp.	(15,900)	(121,689)	(2.9)
Idec Corp.	(19,600)	(314,014)	(7.5)
Iino Kaiun Kaisha Ltd.	(24,600)	(179,293)	(4.3)
Insource Co., Inc.	(10,400)	(66,593)	(1.6)
Japan Investment Adviser Co., Inc.	(6,900)	(79,036)	(1.9)
Security	Shares	Value	% of Basket Value
Japan (continued)
Kanto Denka Kogyo Co., Inc.	(13,800)	$(83,709)	(2.0)%
KeePer Technical Laboratory Co., Inc.	(3,200)	(92,942)	(2.2)
Keihan Holdings Co., Inc.	(900)	(22,043)	(0.5)
KH Neochem Co., Inc.	(12,800)	(226,850)	(5.4)
Kiyo Bank Ltd.	(35,300)	(599,978)	(14.3)
Komeri Co., Inc.	(23,300)	(496,517)	(11.9)
Kosaido Holdings Co., Inc.	(62,300)	(215,749)	(5.2)
Mitsuboshi Belting Ltd.	(7,900)	(198,100)	(4.7)
Mitsui Fudosan Logistics Park, Inc.	(384)	(274,083)	(6.6)
Nankai Electric Railway Co., Inc.	(23,400)	(370,491)	(8.9)
Nippon Carbon Co., Inc.	(7,900)	(231,653)	(5.5)
Nippon Pillar Packing Co. Ltd.	(3,200)	(81,421)	(1.9)
Nojima Corp.	(56,700)	(1,019,449)	(24.4)
Piolax, Inc.	(35,300)	(541,261)	(12.9)
Riken Keiki Co., Inc.	(20,400)	(380,454)	(9.1)
Roland Corp.	(15,200)	(337,428)	(8.1)
SOSiLA Logistics REIT, Inc.	(1,200)	(928,352)	(22.2)
Toho Bank Ltd.	(314,800)	(776,477)	(18.6)
TRE Holdings Corp.	(54,400)	(586,257)	(14.0)
(15,229,693)
Luxembourg
RTL Group SA	(50,226)	(2,059,796)	(49.3)
Netherlands
Aalberts NV	(74,791)	(2,483,556)	(59.4)
AMG Critical Materials NV	(72,137)	(1,285,734)	(30.7)
Flow Traders Ltd.	(70,957)	(2,100,947)	(50.2)
SIF Holding NV	(9)	(95)	(0.0)
TKH Group NV	(26,205)	(1,035,364)	(24.8)
(6,905,696)
New Zealand
Mainfreight Ltd.	(27,857)	(918,527)	(22.0)
Norway
Leroy Seafood Group ASA	(116,187)	(509,261)	(12.2)
MPC Container Ships ASA	(224,432)	(330,066)	(7.9)
Norwegian Air Shuttle ASA	(465,251)	(614,395)	(14.7)
(1,453,722)
Spain
Befesa SA	(42,813)	(1,301,819)	(31.1)
Solaria Energia y Medio Ambiente SA	(169,970)	(1,281,154)	(30.7)
Vidrala SA	(10,370)	(1,130,309)	(27.0)
Viscofan SA	(6,916)	(498,930)	(11.9)
(4,212,212)
Sweden
AcadeMedia AB	(24)	(198)	(0.0)
Cibus Nordic Real Estate AB publ	(44,990)	(777,568)	(18.6)
Dometic Group AB	(115,707)	(417,152)	(10.0)
Hufvudstaden AB	(72,531)	(883,128)	(21.1)
Paradox Interactive AB	(11,522)	(225,898)	(5.4)
Vimian Group AB	(133,402)	(536,989)	(12.9)
Vitec Software Group AB, Class B	(9,552)	(436,440)	(10.4)
(3,277,373)
Switzerland
Allreal Holding AG, Registered Shares	(23,327)	(5,139,871)	(122.9)
Aryzta AG	(1,729,798)	(4,338,613)	(103.7)
Autoneum Holding AG	(2)	(300)	(0.0)
Daetwyler Holding AG	(2,555)	(368,918)	(8.8)
Garrett Motion, Inc.	(80,961)	(746,460)	(17.9)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland (continued)
Interroll Holding AG, Registered Shares	(637)	$(1,397,977)	(33.4)%
Mobimo Holding AG, Registered Shares	(6,784)	(2,620,262)	(62.7)
Siegfried Holding AG, Registered Shares	(8,440)	(1,004,837)	(24.0)
St Galler Kantonalbank AG, Registered Shares	(1,398)	(842,170)	(20.1)
(16,459,408)
United Arab Emirates
Finablr PLC	(44,203)	(1)	(0.0)
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(585,060)	(527,390)	(12.6)
Auction Technology Group PLC	(127,090)	(987,444)	(23.6)
Crest Nicholson Holdings plc	(633,802)	(1,526,544)	(36.5)
Dr Martens PLC	(1,975,049)	(1,447,682)	(34.6)
Elementis PLC	(530,371)	(891,461)	(21.3)
Hays PLC	(3,430,454)	(3,277,117)	(78.4)
Home Reit PLC	(350,343)	(46,690)	(1.1)
Ibstock PLC	(213,169)	(511,363)	(12.2)
Nomad Foods Ltd.	(66,134)	(1,322,019)	(31.6)
Pagegroup PLC	(428,983)	(1,547,195)	(37.0)
Playtech Plc	(379,512)	(3,843,897)	(91.9)
SigmaRoc PLC	(294,490)	(356,674)	(8.6)
(16,285,476)
United States
Adeia, Inc.	(85,136)	(1,048,024)	(25.1)
Amerant Bancorp, Inc.	(40,289)	(678,467)	(16.2)
American Coastal Insurance Corp.	(1,718)	(19,637)	(0.5)
Apollo Commercial Real Estate Finance, Inc.	(145,479)	(1,363,138)	(32.6)
Artivion, Inc.	(41,115)	(974,014)	(23.3)
Atlas Energy Solutions, Inc.	(22,200)	(300,366)	(7.2)
Avadel Pharmaceuticals PLC	(54,638)	(485,732)	(11.6)
Baldwin Insurance Group, Inc.	(70,713)	(2,943,075)	(70.4)
Bancorp, Inc.	(193,370)	(9,341,705)	(223.3)
BJ’s Restaurants, Inc.	(108,394)	(3,608,436)	(86.3)
Boston Omaha Corp., Class A	(27,651)	(429,420)	(10.3)
Cadre Holdings, Inc.	(66,096)	(1,926,698)	(46.1)
CECO Environmental Corp.	(81,703)	(1,943,714)	(46.5)
Centuri Holdings, Inc.	(28,305)	(508,358)	(12.1)
Chesapeake Utilities Corp.	(53,140)	(6,996,944)	(167.3)
Chimera Investment Corp.	(64,032)	(790,155)	(18.9)
Clearfield, Inc.	(9,280)	(266,058)	(6.4)
Climb Global Solutions, Inc.	(1,361)	(143,449)	(3.4)
Community Financial System, Inc.	(78,226)	(4,270,357)	(102.1)
Core Laboratories, Inc.	(175,888)	(1,999,847)	(47.8)
Crane NXT Co.	(19,843)	(931,034)	(22.3)
Cytek Biosciences, Inc.	(68,078)	(252,569)	(6.0)
Daktronics, Inc.	(27,135)	(344,343)	(8.2)
Dine Brands Global, Inc.	(257,214)	(5,121,131)	(122.4)
Distribution Solutions Group, Inc.	(12,303)	(320,370)	(7.7)
Easterly Government Properties, Inc.	(65,326)	(1,317,625)	(31.5)
Ecovyst, Inc.	(358,421)	(2,143,358)	(51.2)
Embecta Corp.	(78,927)	(962,120)	(23.0)
Energy Fuels, Inc.	(415,204)	(1,888,386)	(45.1)
ESCO Technologies, Inc.	(28,243)	(4,418,617)	(105.6)
Excelerate Energy, Inc., Class A	(14,190)	(362,980)	(8.7)
F&G Annuities & Life, Inc.	(18,652)	(649,276)	(15.5)
First Advantage Corp.	(290,574)	(4,097,093)	(98.0)
First Commonwealth Financial Corp.	(75,383)	(1,154,868)	(27.6)
First Community Bankshares, Inc.	(9,827)	(370,281)	(8.8)
Hawkins, Inc.	(4,112)	(500,759)	(12.0)
Helios Technologies, Inc.	(110,139)	(3,002,389)	(71.8)
Security	Shares	Value	% of Basket Value
United States (continued)
Herbalife Ltd.	(311,236)	$(2,240,899)	(53.6)%
Ingles Markets, Inc., Class A	(73,650)	(4,543,468)	(108.6)
Innodata, Inc.	(11,024)	(416,928)	(10.0)
Innovex International, Inc.	(17,999)	(271,785)	(6.5)
Integra LifeSciences Holdings Corp.	(118,226)	(1,937,724)	(46.3)
iRhythm Technologies, Inc.	(7,010)	(749,299)	(17.9)
Kratos Defense & Security Solutions, Inc.	(182,048)	(6,150,492)	(147.0)
Krispy Kreme, Inc.	(379,823)	(1,557,274)	(37.2)
Limbach Holdings, Inc.	(11,744)	(1,124,371)	(26.9)
Live Oak Bancshares, Inc.	(37,271)	(974,264)	(23.3)
Madison Square Garden Entertainment Corp.	(23,500)	(762,340)	(18.2)
Marqeta, Inc., Class A	(205,883)	(860,591)	(20.6)
Matthews International Corp., Class A	(30,400)	(621,680)	(14.9)
Mercury Systems, Inc.	(38,303)	(1,915,150)	(45.8)
Metallus, Inc.	(48,463)	(613,057)	(14.7)
MGE Energy, Inc.	(67,607)	(6,113,025)	(146.1)
Middlesex Water Co.	(14,391)	(908,360)	(21.7)
MSC Industrial Direct Co., Inc., Class A	(12,478)	(954,317)	(22.8)
MYR Group, Inc.	(6,821)	(834,345)	(19.9)
Navient Corp.	(284,402)	(3,520,897)	(84.2)
NB Bancorp, Inc.	(180,470)	(3,095,060)	(74.0)
NBT Bancorp, Inc.	(22,991)	(973,439)	(23.3)
Nelnet, Inc., Class A	(33,921)	(3,598,679)	(86.0)
NextDecade Corp.	(32,185)	(240,744)	(5.8)
nLight, Inc.	(44,514)	(343,203)	(8.2)
Orchid Island Capital, Inc.	(65,752)	(470,127)	(11.2)
Ormat Technologies, Inc.	(151,040)	(10,965,504)	(262.2)
Papa John’s International, Inc.	(149,776)	(5,171,765)	(123.6)
Patrick Industries, Inc.	(31,271)	(2,407,242)	(57.5)
Phathom Pharmaceuticals, Inc.	(4,162)	(17,855)	(0.4)
Phillips Edison & Co., Inc.	(277,440)	(9,627,168)	(230.2)
Phinia, Inc.	(82,484)	(3,311,733)	(79.2)
PotlatchDeltic Corp.	(58,212)	(2,234,759)	(53.4)
RCI Hospitality Holdings, Inc.	(20,172)	(800,425)	(19.1)
Ready Capital Corp.	(148,181)	(659,405)	(15.8)
Reynolds Consumer Products, Inc.	(157,499)	(3,622,477)	(86.6)
Rogers Corp.	(19,330)	(1,194,787)	(28.6)
Sable Offshore Corp.	(3,092)	(57,697)	(1.4)
Safety Insurance Group, Inc.	(7,964)	(609,246)	(14.6)
Schneider National, Inc., Class B	(381,375)	(8,195,749)	(195.9)
Sezzle, Inc.	(1,206)	(62,652)	(1.5)
Shoals Technologies Group, Inc., Class A	(709,962)	(2,562,963)	(61.3)
Skyward Specialty Insurance Group, Inc.	(16,291)	(864,889)	(20.7)
Solaris Energy Infrastructure, Inc.	(13,766)	(291,013)	(7.0)
Sunstone Hotel Investors, Inc.	(277,587)	(2,315,076)	(55.3)
Tarsus Pharmaceuticals, Inc.	(14,270)	(740,756)	(17.7)
Towne Bank	(31,163)	(1,026,821)	(24.5)
TransMedics Group, Inc.	(51,102)	(4,701,895)	(112.4)
TreeHouse Foods, Inc.	(67,829)	(1,579,737)	(37.8)
Triumph Financial, Inc.	(6,803)	(363,416)	(8.7)
Two Harbors Investment Corp.	(73,735)	(875,234)	(20.9)
United Parks & Resorts, Inc.	(73,250)	(3,197,362)	(76.4)
Unitil Corp.	(34,357)	(2,015,382)	(48.2)
Upwork, Inc.	(10,232)	(134,551)	(3.2)
Uranium Energy Corp.	(463,123)	(2,431,396)	(58.1)
Vishay Intertechnology, Inc.	(167,844)	(2,180,294)	(52.1)
Vita Coco Co., Inc.	(49,593)	(1,639,049)	(39.2)
VSE Corp.	(73,105)	(8,371,985)	(200.2)
Warrior Met Coal, Inc.	(180,172)	(8,615,825)	(206.0)
White Mountains Insurance Group Ltd.	(2,827)	(4,996,581)	(119.5)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Xometry, Inc., Class A	(50,343)	$(1,290,794)	(30.9)%
XPEL, Inc.	(21,847)	(625,698)	(15.0)
York Water Co.	(10,556)	(371,571)	(8.9)
(213,797,063)
Rights
Sweden
AcadeMedia AB, (Expires 04/03/25)	(24)	—	0.0
Total Reference Entity — Short		(359,078,564)
Net Value of Reference Entity — Goldman Sachs Bank USA		$4,182,635
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/18/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
United States
Citigroup, Inc.	(255,000)	$(17,436,900)	29.1%
Netflix, Inc.	(27,000)	(30,556,440)	50.9
Procter & Gamble Co.	(74,000)	(12,030,180)	20.0
Net Value of Reference Entity — Goldman Sachs Bank USA		$(60,023,520)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
Silex Systems Ltd.	(280)	$(555)	0.1%
Japan
Fujita Kanko, Inc.	(4,900)	(309,505)	45.2
Japan Investment Adviser Co., Inc.	(2,000)	(22,909)	3.3
Septeni Holdings Co., Inc.	(57,000)	(145,894)	21.3
Security	Shares	Value	% of Basket Value
Japan (continued)
Shochiku Co., Inc.	(1,300)	$(121,741)	17.8%
Trial Holdings, Inc.	(5,300)	(84,205)	12.3
(684,254)
(684,809)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(684,809)
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
Sigma Healthcare Ltd.	(440,711)	$(850,427)	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(850,427)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Sweden
Asker Healthcare Group AB	192,244	$1,700,570	193.7%
Total Reference Entity — Long		1,700,570
Reference Entity — Short
Common Stocks
Australia
Sigma Healthcare Ltd.	(426,226)	(822,476)	(93.7)
Total Reference Entity — Short		(822,476)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$878,094

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of period end, termination dates 01/07/27 – 02/08/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	715,567	$4,876,593	32.7%
Aristocrat Leisure Ltd.	230,139	9,829,018	65.9
BHP Group Ltd.	86,597	2,063,923	13.8
Insurance Australia Group Ltd.	1,391,540	7,309,021	49.0
JB Hi-Fi Ltd.	65,801	4,360,483	29.2
Qantas Airways Ltd.	757,624	4,283,545	28.7
Santos Ltd.	1,640,891	6,308,181	42.3
Sonic Healthcare Ltd.	74,497	1,243,873	8.3
South32 Ltd.	1,942,918	3,348,221	22.5
Technology One Ltd.	65,720	1,268,539	8.5
Transurban Group	424,360	3,824,066	25.7
		48,715,463
Austria
BAWAG Group AG	18,999	2,082,442	14.0
Brazil
Yara International ASA	380,063	12,334,391	82.7
Canada
Aritzia, Inc.	37,170	1,307,394	8.8
AtkinsRealis Group, Inc.	889	44,024	0.3
BCE, Inc.	94,513	2,100,594	14.1
Brookfield Infrastructure Corp., Class A	548,751	20,555,275	137.8
Canadian Natural Resources Ltd.	244,508	7,016,347	47.0
CCL Industries, Inc., Class B	6,293	328,846	2.2
Empire Co., Inc.	130,094	4,831,577	32.4
Enbridge, Inc.	70,637	3,303,327	22.1
Finning International, Inc.	22,173	625,817	4.2
First Majestic Silver Corp.	239,001	1,492,673	10.0
FirstService Corp.	68,523	12,026,567	80.6
Great-West Lifeco, Inc.	402,539	15,653,646	105.0
Keyera Corp.	58,426	1,813,469	12.2
Kinross Gold Corp.	635,237	9,376,957	62.9
Magna International, Inc.	303,672	10,551,203	70.7
Northland Power, Inc.	442,110	6,006,616	40.3
Pan American Silver Corp.	9,182	231,182	1.6
RioCan Real Estate Investment Trust	586,263	7,322,972	49.1
Sun Life Financial, Inc.	133,838	7,975,331	53.5
Suncor Energy, Inc.	198,376	7,006,331	47.0
Teck Resources Ltd., Class B	65,505	2,226,106	14.9
TELUS Corp.	501,803	7,723,966	51.8
		129,520,220
Denmark
AP Moller - Maersk A/S, Class A	1,426	2,437,120	16.3
Genmab A/S	9,527	2,020,092	13.6
GN Store Nord AS	139,317	2,103,443	14.1
		6,560,655
Finland
Fortum OYJ	510,478	8,558,957	57.4
Wartsila OYJ Abp	267,172	4,936,358	33.1
		13,495,315
Security	Shares	Value	% of Basket Value
France
AXA SA	47,525	$2,247,737	15.1%
Bureau Veritas SA	831,645	26,398,953	177.0
Capgemini SE	20,288	3,239,028	21.7
Danone SA	144,655	12,447,045	83.5
Engie SA	202,650	4,188,438	28.1
Gaztransport Et Technigaz SA	3,671	598,383	4.0
Gecina SA	32,557	3,342,256	22.4
Ipsen SA	7,704	895,999	6.0
Safran SA	24,657	6,561,712	44.0
SPIE SA	7,027	344,411	2.3
Veolia Environnement SA	246,541	9,004,680	60.4
		69,268,642
Germany
Adidas AG	19,752	4,544,768	30.5
Deutsche Telekom AG, Registered Shares	59,025	2,120,032	14.2
Henkel AG & Co KGaA	42,147	2,974,741	19.9
Rational AG	1,980	1,698,908	11.4
Rheinmetall AG	5,920	10,082,069	67.6
Siemens Energy AG	69,368	5,354,076	35.9
TUI AG	18,884	145,303	1.0
		26,919,897
Hong Kong
AIA Group Ltd.	845,600	6,336,006	42.5
Link REIT	297,400	1,392,384	9.3
Sun Hung Kai Properties Ltd.	362,500	3,438,824	23.1
Techtronic Industries Co., Inc.	760,000	7,648,626	51.3
Wharf Real Estate Investment Co., Inc.	69,000	165,017	1.1
		18,980,857
Ireland
Kerry Group PLC, Class A	6,528	691,065	4.6
Israel
Check Point Software Technologies Ltd.	33,727	7,405,100	49.7
Nice Ltd.	21,995	3,436,146	23.0
		10,841,246
Ivory Coast
Endeavour Mining PLC	88	2,384	0.0
Japan
Aeon Co., Inc.	123,700	3,657,954	24.5
Aisin Corp.	60,300	765,889	5.1
Credit Saison Co., Inc.	30,600	714,600	4.8
Daikin Industries Ltd.	38,700	4,408,829	29.6
FANUC Corp.	180,900	4,591,180	30.8
Fuji Electric Co., Inc.	37,400	1,663,055	11.2
Kansai Electric Power Co., Inc.	262,500	3,234,115	21.7
Kao Corp.	44,300	1,896,994	12.7
Lixil Corp.	87,300	1,028,709	6.9
Mitsui & Co., Inc.	219,500	4,438,536	29.8
Mitsui Fudosan Co., Inc.	515,200	5,105,965	34.2
ORIX Corp.	222,300	4,459,344	29.9
Resonac Holdings Corp.	70,700	1,285,889	8.6
Sankyo Co., Inc.	61,500	936,064	6.3
Sumitomo Rubber Industries Ltd.	218,200	2,747,850	18.4
		40,934,973
Macau
Sands China Ltd.	265,600	475,676	3.2
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands
Euronext NV	64,306	$10,748,567	72.1%
New Zealand
Xero Ltd.	135,737	14,294,880	95.8
Singapore
Singapore Telecommunications Ltd.	141,400	409,098	2.7
Spain
Bankinter SA	193,472	2,253,743	15.1
Telefonica SA	1,012,004	5,198,910	34.9
		7,452,653
Sweden
AddTech AB	75,218	2,530,517	17.0
Alfa Laval AB	1,909	79,177	0.5
Fastighets AB Balder	809,219	5,817,020	39.0
Sandvik AB	130,584	2,695,832	18.1
Securitas AB	208,283	3,300,609	22.1
Skanska AB	49,513	1,150,515	7.7
		15,573,670
Switzerland
ABB Ltd., Registered Shares	51,204	2,704,121	18.1
Belimo Holding AG, Registered Shares	12,540	10,654,754	71.5
Flughafen Zurich AG, Registered Shares	11,267	2,839,089	19.0
Givaudan SA, Registered Shares	1,529	7,376,446	49.5
PSP Swiss Property AG, Registered Shares	12,935	2,303,342	15.5
Schindler Holding AG	30,232	11,057,199	74.1
SGS SA, Registered Shares	105,359	10,289,484	69.0
Temenos AG, Registered Shares	41,668	2,984,694	20.0
		50,209,129
United Kingdom
BAE Systems PLC	122,646	2,843,258	19.1
Diploma PLC	59,840	3,175,203	21.3
IMI PLC	166,497	3,951,441	26.5
Vodafone Group PLC	2,345,052	2,304,483	15.4
		12,274,385
United States
Agree Realty Corp.	83,403	6,472,907	43.4
American Express Co.	59,591	15,875,638	106.5
American Tower Corp.	22,655	5,106,664	34.2
Aon PLC, Class A	43,118	15,297,835	102.6
Bio-Rad Laboratories, Inc., Class A	11,496	2,805,944	18.8
Bristol-Myers Squibb Co.	266,164	13,361,433	89.6
Bruker Corp.	55,372	2,218,202	14.9
Camden Property Trust	19,639	2,234,918	15.0
Cencora, Inc.	10,643	3,114,887	20.9
Chevron Corp.	59,198	8,054,480	54.0
Ciena Corp.	109,034	7,322,723	49.1
Cleveland-Cliffs, Inc.	626,529	5,162,599	34.6
Costco Wholesale Corp.	11,600	11,536,200	77.4
CSX Corp.	316,375	8,880,646	59.5
Dexcom, Inc.	106,849	7,626,882	51.1
DoorDash, Inc., Class A	78,160	15,076,282	101.1
Doximity, Inc., Class A	153,554	8,734,152	58.6
DraftKings, Inc., Class A	235,979	7,855,741	52.7
Entergy Corp.	509,262	42,355,321	284.0
Equity LifeStyle Properties, Inc.	82,291	5,330,811	35.7
Extra Space Storage, Inc.	29,101	4,263,879	28.6
Federal Realty Investment Trust	39,708	3,733,346	25.0
FedEx Corp.	50,285	10,576,444	70.9
Security	Shares	Value	% of Basket Value
United States (continued)
First American Financial Corp.	169,764	$10,323,349	69.2%
Floor & Decor Holdings, Inc., Class A	61,792	4,414,421	29.6
Fortinet, Inc.	39,713	4,120,621	27.6
Globant SA	46,890	5,512,857	37.0
HealthEquity, Inc.	38,842	3,329,536	22.3
HF Sinclair Corp.	44,254	1,330,718	8.9
Holcim AG	65,329	7,300,378	49.0
Jefferies Financial Group, Inc.	175,245	8,189,199	54.9
Life Time Group Holdings, Inc.	94,807	2,906,783	19.5
Loews Corp.	26,016	2,258,969	15.1
Magnolia Oil & Gas Corp., Class A	48,212	989,792	6.6
Molson Coors Beverage Co., Class B	76,646	4,409,444	29.6
New York Times Co., Class A	237,419	12,360,033	82.9
Nutanix, Inc., Class A	52,381	3,598,575	24.1
Paylocity Holding Corp.	47,281	9,082,680	60.9
PayPal Holdings, Inc.	35,623	2,345,418	15.7
Philip Morris International, Inc., CDI	94,239	16,148,795	108.3
Phillips 66	46,960	4,886,658	32.8
Pinnacle West Capital Corp.	26,797	2,550,539	17.1
Post Holdings, Inc.	20,451	2,314,440	15.5
Public Storage	25,293	7,598,776	51.0
QIAGEN NV	115,676	4,945,149	33.2
Qorvo, Inc.	137,152	9,829,684	65.9
Rambus, Inc.	131,506	6,416,178	43.0
Revolution Medicines, Inc.	50,890	2,054,938	13.8
Rockwell Automation, Inc.	34,422	8,525,641	57.2
T Rowe Price Group, Inc.	43,777	3,876,453	26.0
Thor Industries, Inc.	49,043	3,551,694	23.8
TPG, Inc.	56,987	2,647,046	17.8
Union Pacific Corp.	6,786	1,463,469	9.8
Unum Group	85,241	6,619,816	44.4
Valvoline, Inc.	72,766	2,492,963	16.7
Verizon Communications, Inc.	44,041	1,940,446	13.0
Warner Music Group Corp., Class A	72,081	2,194,866	14.7
Watsco, Inc.	10,042	4,617,713	31.0
Workiva, Inc.	18,503	1,392,721	9.3
XPO, Inc.	34,817	3,694,780	24.8
		395,233,472
Preferred Stocks
Germany
Henkel AG & Co KGaA	138,983	10,794,304	72.4
Total Reference Entity — Long		897,813,384
Reference Entity — Short
Common Stocks
Australia
APA Group	(1,595,116)	(8,393,458)	(56.3)
National Australia Bank Ltd.	(644,433)	(14,880,412)	(99.8)
Sigma Healthcare Ltd.	(991,924)	(1,914,087)	(12.8)
Treasury Wine Estates Ltd.	(13,830)	(79,052)	(0.5)
Westpac Banking Corp.	(534,741)	(11,221,626)	(75.2)
WiseTech Global Ltd.	(129)	(7,335)	(0.1)
		(36,495,970)
Austria
OMV AG	(74,822)	(3,868,567)	(25.9)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Belgium
KBC Group NV	(224,618)	$(20,711,747)	(138.9)%
Lotus Bakeries NV	(357)	(3,432,581)	(23.0)
(24,144,328)
Canada
Agnico Eagle Mines Ltd.	(47,501)	(5,582,901)	(37.4)
Air Canada	(114,657)	(1,161,873)	(7.8)
Alimentation Couche-Tard, Inc.	(20,033)	(1,045,680)	(7.0)
AltaGas Ltd.	(232,381)	(6,877,372)	(46.1)
ATS Corp.	(25,210)	(635,279)	(4.3)
BlackBerry Ltd.	(11,709)	(39,749)	(0.3)
Bombardier, Inc., Class B	(11,452)	(756,932)	(5.1)
Brookfield Asset Management Ltd., Class A	(3,276)	(174,802)	(1.2)
CAE, Inc.	(32,051)	(801,856)	(5.4)
Cameco Corp.	(119,373)	(5,388,497)	(36.1)
Canadian Pacific Kansas City Ltd.	(10,345)	(751,374)	(5.0)
Cenovus Energy, Inc.	(906,059)	(10,666,863)	(71.5)
Descartes Systems Group, Inc.	(48,462)	(5,103,520)	(34.2)
Dollarama, Inc.	(96,469)	(11,902,928)	(79.8)
Element Fleet Management Corp.	(320,335)	(7,015,025)	(47.0)
Emera, Inc.	(12,780)	(575,221)	(3.9)
Fairfax Financial Holdings Ltd.	(1,143)	(1,784,476)	(12.0)
Fortis, Inc.	(34,260)	(1,696,598)	(11.4)
Imperial Oil Ltd.	(88,262)	(5,953,491)	(39.9)
Intact Financial Corp.	(22,828)	(5,069,816)	(34.0)
Metro, Inc.	(119,261)	(9,190,692)	(61.6)
National Bank of Canada	(14,195)	(1,246,722)	(8.4)
Nexgen Energy Ltd.	(1,254,230)	(6,568,650)	(44.0)
Nutrien Ltd.	(76,941)	(4,392,323)	(29.5)
Onex Corp.	(5,688)	(402,732)	(2.7)
Open Text Corp.	(423,813)	(11,473,017)	(76.9)
Peyto Exploration & Development Corp.	(493,388)	(6,177,192)	(41.4)
Quebecor, Inc., Class B	(317,897)	(8,721,068)	(58.5)
RB Global, Inc.	(94,507)	(9,524,052)	(63.9)
Saputo, Inc.	(123,088)	(2,401,761)	(16.1)
Shopify, Inc., Class A	(48,303)	(4,594,146)	(30.8)
TMX Group Ltd.	(4,432)	(179,614)	(1.2)
Toromont Industries Ltd.	(9,651)	(816,548)	(5.5)
Toronto-Dominion Bank	(512,361)	(32,738,924)	(219.5)
Veren, Inc.	(284,138)	(1,681,827)	(11.3)
West Fraser Timber Co., Inc.	(7,121)	(527,231)	(3.5)
WSP Global, Inc.	(45,269)	(8,024,034)	(53.8)
(181,644,786)
Chile
Antofagasta PLC	(2,334)	(51,221)	(0.4)
Lundin Mining Corp.	(292)	(2,389)	(0.0)
(53,610)
China
Yangzijiang Shipbuilding Holdings Ltd.	(1,356,700)	(2,323,977)	(15.6)
Congo
Ivanhoe Mines Ltd., Class A	(418,014)	(3,711,368)	(24.9)
Denmark
DSV A/S	(41,824)	(8,865,003)	(59.4)
Pandora A/S	(1,175)	(174,914)	(1.2)
(9,039,917)
France
Air France-KLM	(322,301)	(2,813,962)	(18.9)
Security	Shares	Value	% of Basket Value
France (continued)
Eurazeo SE	(57,868)	$(4,231,283)	(28.4)%
Getlink SE	(140,650)	(2,670,692)	(17.9)
Kering SA	(11,217)	(2,282,128)	(15.3)
Legrand SA	(55,701)	(6,121,530)	(41.0)
L’Oreal SA	(27,642)	(12,214,050)	(81.9)
Pernod Ricard SA	(62,383)	(6,762,034)	(45.3)
Publicis Groupe SA	(1,999)	(203,392)	(1.4)
Renault SA	(139,887)	(7,429,564)	(49.8)
Unibail-Rodamco-Westfield	(40,717)	(3,446,900)	(23.1)
(48,175,535)
Germany
Bayer AG, Registered Shares	(506,227)	(13,266,785)	(88.9)
Birkenstock Holding Plc	(151,157)	(7,774,004)	(52.1)
Deutsche Lufthansa AG, Registered Shares	(246,232)	(1,769,335)	(11.9)
Nemetschek SE	(9,162)	(1,217,490)	(8.2)
(24,027,614)
Hong Kong
Melco Resorts & Entertainment Ltd., CDI	(133,458)	(687,309)	(4.6)
Italy
Terna - Rete Elettrica Nazionale	(541,219)	(5,381,778)	(36.1)
Japan
Kadokawa Corp.	(7,300)	(196,318)	(1.3)
Kawasaki Kisen Kaisha Ltd.	(11,400)	(156,343)	(1.0)
Kokusai Electric Corp.	(7,300)	(134,796)	(0.9)
Nippon Paint Holdings Co., Inc.	(56,000)	(426,651)	(2.9)
SBI Sumishin Net Bank Ltd.	(6,600)	(192,590)	(1.3)
SCSK Corp.	(8,000)	(209,243)	(1.4)
(1,315,941)
Jordan
Hikma Pharmaceuticals PLC	(214,125)	(5,674,218)	(38.0)
Luxembourg
CVC Capital Partners PLC	(277,083)	(4,943,963)	(33.2)
Netherlands
ABN AMRO Bank NV	(987,804)	(20,470,109)	(137.3)
ING Groep NV	(38,447)	(746,614)	(5.0)
Randstad NV	(30,620)	(1,229,078)	(8.2)
(22,445,801)
New Zealand
Infratil Ltd.	(349,812)	(2,192,526)	(14.7)
Portugal
EDP SA	(42,833)	(168,833)	(1.1)
Singapore
Capitaland Investment Ltd.	(295,100)	(621,950)	(4.2)
Keppel Ltd.	(100,100)	(503,273)	(3.4)
Sembcorp Industries Ltd.	(847,200)	(4,285,280)	(28.7)
(5,410,503)
South Africa
Anglo American PLC	(57,378)	(1,566,326)	(10.5)
Spain
Banco Bilbao Vizcaya Argentaria SA	(937,058)	(12,860,220)	(86.2)
CaixaBank SA	(1,052,214)	(8,064,385)	(54.1)
(20,924,605)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Sweden
Beijer Ref AB	(73,987)	$(1,128,550)	(7.6)%
Castellum AB	(390,683)	(4,754,694)	(31.9)
Telia Co AB	(1,541,858)	(5,791,942)	(38.8)
(11,675,186)
Switzerland
Banque Cantonale Vaudoise, Registered Shares	(6,353)	(781,912)	(5.2)
Georg Fischer AG, Registered Shares	(17,079)	(1,234,892)	(8.3)
Julius Baer Group Ltd.	(137,771)	(8,934,180)	(59.9)
Lonza Group AG, Registered Shares	(21,343)	(15,335,142)	(102.8)
Partners Group Holding AG	(414)	(542,452)	(3.6)
SIG Group AG	(90,360)	(1,743,040)	(11.7)
Swisscom AG, Registered Shares	(31,251)	(20,840,763)	(139.8)
VAT Group AG	(8,338)	(3,009,935)	(20.2)
(52,422,316)
United Kingdom
Auto Trader Group PLC	(653,288)	(7,339,596)	(49.2)
B&M European Value Retail SA	(1,139,137)	(5,123,132)	(34.4)
DCC PLC	(2,779)	(181,629)	(1.2)
Drax Group PLC	(112,180)	(925,368)	(6.2)
Games Workshop Group PLC	(1,699)	(349,896)	(2.4)
IAMGOLD Corp.	(353,450)	(2,504,865)	(16.8)
Legal & General Group PLC	(417,716)	(1,315,422)	(8.8)
WPP PLC	(1,871,653)	(14,510,092)	(97.3)
(32,250,000)
United States
Amkor Technology, Inc.	(19,827)	(345,981)	(2.3)
Appfolio, Inc., Class A	(35,769)	(7,387,014)	(49.5)
Archer-Daniels-Midland Co.	(184,212)	(8,796,123)	(59.0)
AST SpaceMobile, Inc.	(21,822)	(506,489)	(3.4)
Automatic Data Processing, Inc.	(60,048)	(18,050,429)	(121.0)
Avery Dennison Corp.	(69,075)	(11,819,423)	(79.3)
Axon Enterprise, Inc.	(6,995)	(4,290,033)	(28.8)
Becton Dickinson & Co.	(45,921)	(9,509,780)	(63.8)
Bentley Systems, Inc., Class B	(73,532)	(3,161,141)	(21.2)
Bio-Techne Corp.	(162,098)	(8,161,634)	(54.7)
Boise Cascade Co.	(1,582)	(147,569)	(1.0)
Brown-Forman Corp., Class B	(14,678)	(511,381)	(3.4)
BRP, Inc.	(3,228)	(109,348)	(0.7)
Bunge Global SA	(111,965)	(8,813,885)	(59.1)
Casey’s General Stores, Inc.	(30,912)	(14,299,582)	(95.9)
Celsius Holdings, Inc.	(59,012)	(2,063,059)	(13.8)
Choice Hotels International, Inc.	(12,024)	(1,516,347)	(10.2)
Chord Energy Corp.	(31,130)	(2,808,860)	(18.8)
Clean Harbors, Inc.	(2,444)	(522,869)	(3.5)
CME Group, Inc.	(7,861)	(2,178,126)	(14.6)
CNH Industrial NV	(72,929)	(843,789)	(5.7)
Compass, Inc., Class A	(225,165)	(1,738,274)	(11.7)
Confluent, Inc., Class A	(7,229)	(172,122)	(1.2)
Cousins Properties, Inc.	(143,924)	(3,963,667)	(26.6)
Darden Restaurants, Inc.	(88,310)	(17,718,518)	(118.8)
Dick’s Sporting Goods, Inc.	(13,850)	(2,600,199)	(17.4)
EastGroup Properties, Inc.	(31,964)	(5,223,557)	(35.0)
EPAM Systems, Inc.	(13,925)	(2,184,972)	(14.6)
Erie Indemnity Co., Class A	(3,509)	(1,258,398)	(8.4)
Eversource Energy	(52,094)	(3,098,551)	(20.8)
Exxon Mobil Corp.	(207,844)	(21,954,562)	(147.2)
Security	Shares	Value	% of Basket Value
United States (continued)
Fastenal Co.	(324,024)	$(26,236,223)	(175.9)%
General Dynamics Corp.	(5,228)	(1,422,643)	(9.5)
Hexcel Corp.	(8,608)	(417,230)	(2.8)
Home Depot, Inc.	(12,783)	(4,608,144)	(30.9)
Hubbell, Inc.	(5,295)	(1,923,038)	(12.9)
IDACORP, Inc.	(34,648)	(4,091,582)	(27.4)
IES Holdings, Inc.	(6,258)	(1,230,823)	(8.2)
Informatica, Inc., Class A	(144,818)	(2,726,923)	(18.3)
International Flavors & Fragrances, Inc.	(117,897)	(9,250,199)	(62.0)
International Paper Co.	(1,603)	(73,225)	(0.5)
IonQ, Inc.	(11,391)	(312,797)	(2.1)
Joby Aviation, Inc.	(287,379)	(1,810,488)	(12.1)
Kenvue, Inc.	(498,388)	(11,761,957)	(78.9)
Kirby Corp.	(1,721)	(165,853)	(1.1)
Kite Realty Group Trust	(7,490)	(162,158)	(1.1)
Lennox International, Inc.	(432)	(236,196)	(1.6)
Liberty Broadband Corp.	(62,209)	(5,623,071)	(37.7)
Lincoln National Corp.	(44,329)	(1,412,765)	(9.5)
Mastercard, Inc., Class A	(676)	(370,489)	(2.5)
MicroStrategy, Inc., Class A	(25,464)	(9,679,121)	(64.9)
Modine Manufacturing Co.	(281)	(22,941)	(0.2)
Monday.com Ltd.	(30,294)	(8,512,311)	(57.1)
Mondelez International, Inc., Class A	(201,818)	(13,749,860)	(92.2)
Monolithic Power Systems, Inc.	(16,758)	(9,939,170)	(66.6)
Northern Trust Corp.	(82,299)	(7,734,460)	(51.9)
NRG Energy, Inc.	(4,748)	(520,286)	(3.5)
NuScale Power Corp.	(215,891)	(3,577,314)	(24.0)
Onestream, Inc.	(84,907)	(1,817,010)	(12.2)
Palantir Technologies, Inc., Class A	(20,206)	(2,393,199)	(16.0)
Parsons Corp.	(33,258)	(2,223,630)	(14.9)
Portland General Electric Co.	(6,480)	(272,938)	(1.8)
Ross Stores, Inc.	(107,595)	(14,955,705)	(100.3)
RPM International, Inc.	(1,716)	(183,183)	(1.2)
RTX Corp.	(1,357)	(171,158)	(1.1)
Sealed Air Corp.	(484,074)	(13,341,079)	(89.5)
Service Corp. International	(64,320)	(5,139,168)	(34.5)
Somnigroup International, Inc.	(306,453)	(18,712,020)	(125.5)
StepStone Group, Inc., Class A	(3,875)	(193,789)	(1.3)
Sterling Infrastructure, Inc.	(1,732)	(258,813)	(1.7)
Summit Therapeutics, Inc.	(103,788)	(2,503,367)	(16.8)
Tradeweb Markets, Inc., Class A	(30,043)	(4,154,947)	(27.9)
TransDigm Group, Inc.	(525)	(741,862)	(5.0)
Unity Software, Inc.	(8,183)	(172,416)	(1.2)
Valley National Bancorp	(32,762)	(281,753)	(1.9)
Venture Global, Inc., Class A	(677,819)	(5,686,901)	(38.1)
Vertex, Inc., Class A	(91,513)	(3,663,265)	(24.6)
Voya Financial, Inc.	(4,248)	(251,482)	(1.7)
Wynn Resorts Ltd.	(79,997)	(6,424,559)	(43.1)
Xylem, Inc.	(45,436)	(5,478,218)	(36.7)
(382,347,411)
Rights
Spain
EDP Renovaveis SA, (Expires 05/19/25, Strike Price EUR	(74,454)	(7,591)	(0.1)
Total Reference Entity — Short		(882,899,979)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$14,913,405

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of period end, termination dates 01/05/27 – 02/05/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	780,257	$5,317,456	831.7%
Aristocrat Leisure Ltd.	108,920	4,651,870	727.6
Insurance Australia Group Ltd.	622,116	3,267,645	511.1
JB Hi-Fi Ltd.	25,062	1,660,802	259.8
Pro Medicus Ltd.	34,844	5,109,187	799.1
Qantas Airways Ltd.	2,014,456	11,389,572	1,781.5
Santos Ltd.	2,184,785	8,399,107	1,313.7
Sonic Healthcare Ltd.	90,931	1,518,271	237.5
South32 Ltd.	3,059,905	5,273,119	824.8
Technology One Ltd.	302,054	5,830,298	911.9
Transurban Group	88,141	794,271	124.2
Wesfarmers Ltd.	33,892	1,697,862	265.6
		54,909,460
Austria
BAWAG Group AG	84,053	9,212,881	1,441.0
Belgium
Ageas SA/NV	213,608	13,396,689	2,095.4
Brazil
Yara International ASA	110,139	3,574,401	559.1
Canada
Aritzia, Inc.	12,891	453,420	70.9
BCE, Inc.	135,281	3,006,681	470.3
Brookfield Infrastructure Corp., Class A	477,034	17,868,878	2,794.9
CCL Industries, Inc., Class B	107,862	5,636,427	881.6
Celestica, Inc.	35,097	2,994,676	468.4
CGI, Inc.	26,508	2,810,779	439.6
Colliers International Group, Inc.	47,188	5,641,270	882.4
Empire Co., Inc.	42,874	1,592,303	249.1
Finning International, Inc.	112,955	3,188,074	498.7
FirstService Corp.	66,582	11,685,899	1,827.8
George Weston Ltd.	23,648	4,607,466	720.7
Great-West Lifeco, Inc.	214,556	8,343,499	1,305.0
Hudbay Minerals, Inc.	247,547	1,801,027	281.7
iA Financial Corp., Inc.	19,899	1,933,029	302.4
IGM Financial, Inc.	27,604	877,217	137.2
Keyera Corp.	11,680	362,532	56.7
Kinross Gold Corp.	743,582	10,976,276	1,716.8
Magna International, Inc.	543,865	18,896,804	2,955.7
Northland Power, Inc.	423,671	5,756,099	900.3
Osisko Gold Royalties Ltd.	34,390	824,202	128.9
Pan American Silver Corp.	105,240	2,649,703	414.4
Pembina Pipeline Corp.	302,594	11,567,317	1,809.3
RioCan Real Estate Investment Trust	433,016	5,408,774	846.0
Sun Life Financial, Inc.	41,678	2,483,569	388.5
Suncor Energy, Inc.	56,174	1,983,978	310.3
TELUS Corp.	523,800	8,062,553	1,261.1
TFI International, Inc.	195,997	15,933,109	2,492.1
Whitecap Resources, Inc.	297,403	1,686,995	263.9
		159,032,556
Denmark
AP Moller - Maersk A/S, Class A	2,006	3,428,375	536.2
Security	Shares	Value	% of Basket Value
Denmark (continued)
AP Moller - Maersk A/S, Class B	2,064	$3,553,969	555.9%
Danske Bank A/S	2,362	82,877	13.0
Demant A/S	78,525	2,859,635	447.3
Genmab A/S	3,081	653,291	102.2
GN Store Nord AS	103,198	1,558,110	243.7
Tryg A/S	59,324	1,415,349	221.4
Vestas Wind Systems A/S	357,513	4,766,434	745.5
		18,318,040
Finland
Elisa OYJ	75,190	4,011,238	627.4
Fortum OYJ	297,420	4,986,708	780.0
Wartsila OYJ Abp	256,410	4,737,516	741.0
		13,735,462
France
Amundi SA	2,970	234,604	36.7
AXA SA	85,682	4,052,407	633.8
Bureau Veritas SA	571,452	18,139,632	2,837.3
Capgemini SE	8,748	1,396,639	218.5
Credit Agricole SA	292,531	5,486,883	858.2
Engie SA	615,001	12,711,045	1,988.2
Gaztransport Et Technigaz SA	1,311	213,697	33.4
Gecina SA	30,960	3,178,310	497.1
Ipsen SA	33,332	3,876,614	606.4
LVMH Moet Hennessy Louis Vuitton SE	10,076	5,581,392	873.0
SPIE SA	42,649	2,090,336	327.0
TotalEnergies SE	32,861	1,871,605	292.7
		58,833,164
Germany
CTS Eventim AG & Co KGaA	6,971	825,973	129.2
Deutsche Bank AG	121,075	3,174,628	496.6
Henkel AG & Co KGaA	45,132	3,185,422	498.2
Merck KGaA	7,457	1,038,164	162.4
Rational AG	875	750,780	117.4
		8,974,967
Hong Kong
AIA Group Ltd.	587,600	4,402,835	688.6
Asmpt Ltd.	30,200	203,170	31.8
Link REIT	103,200	483,168	75.6
Sun Hung Kai Properties Ltd.	295,000	2,798,491	437.7
Techtronic Industries Co., Inc.	330,000	3,321,114	519.5
WH Group Ltd.	2,632,500	2,354,001	368.2
Wharf Real Estate Investment Co., Inc.	24,000	57,397	9.0
		13,620,176
Israel
Bank Leumi Le-Israel BM	25,401	360,720	56.4
Nice Ltd.	45,863	7,164,900	1,120.7
		7,525,620
Italy
Banca Mediolanum SpA	500,834	7,487,397	1,171.1
Banca Monte dei Paschi di Siena SpA	69,863	590,816	92.4
Mediobanca Banca di Credito Finanziario SpA	3,308	67,662	10.6
Prysmian SpA	2,903	159,468	25.0
		8,305,343
Ivory Coast
Endeavour Mining PLC	67,554	1,830,220	286.3
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan
Brother Industries Ltd.	28,900	$507,876	79.4%
Daikin Industries Ltd.	26,600	3,030,358	474.0
FANUC Corp.	106,800	2,710,548	424.0
Fuji Electric Co., Inc.	128,100	5,696,187	891.0
Kansai Electric Power Co., Inc.	703,000	8,661,267	1,354.7
Kintetsu Group Holdings Co., Inc.	83,600	1,800,116	281.6
Mitsui & Co., Inc.	284,300	5,748,864	899.2
Mitsui Fudosan Co., Inc.	26,000	257,677	40.3
Resonac Holdings Corp.	41,800	760,257	118.9
Sankyo Co., Inc.	35,200	535,763	83.8
Sumitomo Corp.	2,500	61,041	9.5
Sumitomo Rubber Industries Ltd.	106,900	1,346,220	210.6
Yaskawa Electric Corp.	87,700	1,847,776	289.0
		32,963,950
Luxembourg
ArcelorMittal SA	77,283	2,285,392	357.5
Macau
Sands China Ltd.	86,400	154,738	24.2
Mexico
Fresnillo PLC	284,219	3,809,263	595.8
Netherlands
Euronext NV	59,878	10,008,439	1,565.4
EXOR NV	64,782	6,116,374	956.7
		16,124,813
New Zealand
Xero Ltd.	38,198	4,022,749	629.2
Norway
Telenor ASA	280,631	4,215,073	659.3
Singapore
DBS Group Holdings Ltd.	372,800	12,111,968	1,894.5
Singapore Telecommunications Ltd.	2,094,400	6,059,506	947.8
STMicroelectronics NV	6,557	149,061	23.3
		18,320,535
Spain
Acciona SA	8,882	1,294,315	202.5
Bankinter SA	203,637	2,372,154	371.0
Telefonica SA	2,971,270	15,264,135	2,387.5
		18,930,604
Sweden
AddTech AB	26,086	877,597	137.3
Assa Abloy AB, Class B	224,144	6,803,661	1,064.2
Fastighets AB Balder	908,011	6,527,180	1,020.9
Getinge AB	115,074	2,224,036	347.9
Industrivarden AB, Class A	5,105	179,400	28.1
Sandvik AB	61,129	1,261,973	197.4
Securitas AB	42,409	672,045	105.1
Skanska AB	309	7,180	1.1
Tele2 AB	65,147	961,181	150.3
		19,514,253
Switzerland
ABB Ltd., Registered Shares	261,943	13,833,405	2,163.7
Belimo Holding AG, Registered Shares	14,786	12,563,093	1,965.0
Flughafen Zurich AG, Registered Shares	5,142	1,295,695	202.7
Galderma Group AG	1,588	184,439	28.9
Helvetia Holding AG, Registered Shares	25,950	5,724,506	895.4
Security	Shares	Value	% of Basket Value
Switzerland (continued)
PSP Swiss Property AG, Registered Shares	594	$105,774	16.5%
Schindler Holding AG, Registered Shares	10,156	3,600,748	563.2
SGS SA, Registered Shares	79,258	7,740,429	1,210.7
Temenos AG, Registered Shares	16,085	1,152,175	180.2
		46,200,264
United Kingdom
Ck Hutchison Holdings Ltd.	104,500	589,284	92.2
Diploma PLC	7,320	388,410	60.7
IMI PLC	67,852	1,610,319	251.9
Rightmove PLC	53,695	530,300	82.9
Smith & Nephew PLC	139,836	1,967,853	307.8
		5,086,166
United States
Carnival PLC	141,176	2,369,641	370.7
GSK PLC	140,486	2,779,191	434.7
Holcim AG	21,381	2,389,282	373.7
Roche Holding AG	1,265	440,064	68.8
		7,978,178
Preferred Stocks
Germany
Henkel AG & Co KGaA	101,752	7,902,707	1,236.1
Total Reference Entity — Long		558,777,664
Reference Entity — Short
Common Stocks
Australia
APA Group	(1,650,320)	(8,683,940)	(1,358.3)
Coles Group Ltd.	(237,327)	(3,222,854)	(504.1)
Endeavour Group Ltd.	(68,765)	(175,894)	(27.5)
National Australia Bank Ltd.	(420,671)	(9,713,589)	(1,519.3)
Pilbara Minerals Ltd.	(87,253)	(84,063)	(13.1)
Rio Tinto PLC	(5,593)	(333,284)	(52.1)
SGH Ltd.	(40,599)	(1,327,777)	(207.7)
Sigma Healthcare Ltd.	(1,127,641)	(2,175,977)	(340.4)
Westpac Banking Corp.	(484,687)	(10,171,234)	(1,590.9)
WiseTech Global Ltd.	(22,268)	(1,266,224)	(198.1)
Woolworths Group Ltd.	(282,822)	(5,708,093)	(892.8)
		(42,862,929)
Austria
OMV AG	(37,006)	(1,913,344)	(299.3)
Belgium
D’ieteren Group	(2,719)	(542,987)	(84.9)
KBC Group NV	(38,721)	(3,570,415)	(558.5)
Lotus Bakeries NV	(113)	(1,086,503)	(169.9)
		(5,199,905)
Canada
Agnico Eagle Mines Ltd.	(41,751)	(4,907,090)	(767.5)
Air Canada	(262,198)	(2,656,975)	(415.6)
Algonquin Power & Utilities Corp.	(93,681)	(504,896)	(79.0)
Alimentation Couche-Tard, Inc.	(21,668)	(1,131,024)	(176.9)
AltaGas Ltd.	(440,313)	(13,031,170)	(2,038.2)
ATS Corp.	(147,441)	(3,715,436)	(581.1)
BlackBerry Ltd.	(135,760)	(460,871)	(72.1)
Bombardier, Inc., Class B	(61,165)	(4,042,764)	(632.3)
Boyd Group Services, Inc.	(24,011)	(3,448,555)	(539.4)
Brookfield Asset Management Ltd., Class A	(2,713)	(144,762)	(22.6)
Cameco Corp.	(25,108)	(1,133,375)	(177.3)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Canadian Imperial Bank of Commerce	(13,575)	$(856,192)	(133.9)%
Canadian Natural Resources Ltd.	(68,294)	(1,959,749)	(306.5)
Canadian Pacific Kansas City Ltd.	(22,450)	(1,630,581)	(255.0)
Cenovus Energy, Inc.	(417,783)	(4,918,481)	(769.3)
Descartes Systems Group, Inc.	(24,852)	(2,617,157)	(409.4)
Dollarama, Inc.	(13,413)	(1,654,977)	(258.9)
Element Fleet Management Corp.	(234,152)	(5,127,701)	(802.0)
Emera, Inc.	(315,173)	(14,185,757)	(2,218.8)
Enbridge, Inc.	(136,887)	(6,401,498)	(1,001.3)
Equinox Gold Corp.	(55,178)	(371,029)	(58.0)
Fairfax Financial Holdings Ltd.	(1,470)	(2,294,996)	(359.0)
Fortis, Inc.	(128,223)	(6,349,764)	(993.2)
Franco-Nevada Corp.	(1,712)	(294,204)	(46.0)
Gibson Energy, Inc.	(19,362)	(304,629)	(47.7)
Hydro One Ltd.	(12,096)	(465,379)	(72.8)
Imperial Oil Ltd.	(57,201)	(3,858,350)	(603.5)
Intact Financial Corp.	(24,785)	(5,504,442)	(861.0)
Metro, Inc.	(185,694)	(14,310,264)	(2,238.3)
National Bank of Canada	(59,376)	(5,214,889)	(815.7)
Nexgen Energy Ltd.	(1,046,293)	(5,479,643)	(857.1)
Nutrien Ltd.	(194,440)	(11,099,977)	(1,736.2)
Onex Corp.	(3,097)	(219,279)	(34.3)
Open Text Corp.	(507,069)	(13,726,835)	(2,147.1)
Peyto Exploration & Development Corp.	(2,900)	(36,308)	(5.7)
Quebecor, Inc., Class B	(154,164)	(4,229,278)	(661.5)
RB Global, Inc.	(205,082)	(20,667,374)	(3,232.7)
Restaurant Brands International, Inc.	(4,062)	(261,735)	(40.9)
Royal Bank of Canada	(5,085)	(610,340)	(95.5)
Saputo, Inc.	(365,375)	(7,129,398)	(1,115.1)
Shopify, Inc., Class A	(4,863)	(462,525)	(72.4)
South Bow Corp.	(24,627)	(608,261)	(95.1)
Thomson Reuters Corp.	(36,772)	(6,842,537)	(1,070.3)
Toromont Industries Ltd.	(3,039)	(257,122)	(40.2)
Toronto-Dominion Bank	(334,468)	(21,371,889)	(3,342.8)
Tourmaline Oil Corp.	(114,698)	(5,066,813)	(792.5)
Veren, Inc.	(439,617)	(2,602,114)	(407.0)
West Fraser Timber Co., Inc.	(25,403)	(1,880,810)	(294.2)
WSP Global, Inc.	(91,301)	(16,183,311)	(2,531.3)
(232,232,506)
Congo
Ivanhoe Mines Ltd., Class A	(950,303)	(8,437,334)	(1,319.7)
Denmark
Carlsberg AS, Class B	(35,476)	(4,833,734)	(756.1)
DSV A/S	(31,380)	(6,651,296)	(1,040.3)
Orsted AS	(12,349)	(491,403)	(76.9)
ROCKWOOL A/S	(34,600)	(1,579,496)	(247.0)
Zehnder Group AG	(11,605)	(820,776)	(128.4)
(14,376,705)
Finland
Metso Oyj	(6,874)	(74,691)	(11.7)
France
Accor SA	(67,726)	(3,337,021)	(522.0)
Air France-KLM	(132,122)	(1,153,537)	(180.4)
Cie de Saint-Gobain SA	(9,217)	(1,002,054)	(156.7)
Danone SA	(11,281)	(970,690)	(151.8)
Dassault Aviation SA	(1,939)	(699,139)	(109.4)
Edenred SE	(42,629)	(1,329,469)	(208.0)
Security	Shares	Value	% of Basket Value
France (continued)
EssilorLuxottica SA	(13,498)	$(3,889,489)	(608.4)%
Eurazeo SE	(59,684)	(4,364,068)	(682.6)
Getlink SE	(40,715)	(773,105)	(120.9)
Kering SA	(1,427)	(290,327)	(45.4)
L’Oreal SA	(7,116)	(3,144,316)	(491.8)
Pernod Ricard SA	(86,298)	(9,354,311)	(1,463.1)
Renault SA	(266,204)	(14,138,409)	(2,211.4)
Sartorius Stedim Biotech	(16,514)	(3,897,154)	(609.6)
Sodexo SA	(148,092)	(9,400,407)	(1,470.4)
Unibail-Rodamco-Westfield	(10,984)	(929,851)	(145.4)
(58,673,347)
Germany
BASF SE	(23,857)	(1,218,364)	(190.6)
Bayer AG, Registered Shares	(234,542)	(6,146,686)	(961.4)
Commerzbank AG	(10,726)	(283,891)	(44.4)
Daimler Truck Holding AG	(48,671)	(1,955,429)	(305.9)
Fresenius SE & Co KGaA	(48,806)	(2,318,134)	(362.6)
Hensoldt AG	(14,198)	(1,099,902)	(172.0)
(13,022,406)
Hong Kong
Hong Kong & China Gas Co., Inc.	(1,125,000)	(1,012,245)	(158.3)
MTR Corp. Ltd.	(1,639,500)	(5,660,089)	(885.3)
Prudential PLC	(43,415)	(461,622)	(72.2)
(7,133,956)
Italy
Iveco Group NV	(64,769)	(1,034,756)	(161.9)
Moncler SpA	(49,553)	(3,058,454)	(478.4)
Nexi SpA	(77,092)	(450,299)	(70.4)
Terna - Rete Elettrica Nazionale	(290,629)	(2,889,959)	(452.0)
(7,433,468)
Japan
Nippon Paint Holdings Co., Inc.	(78,300)	(596,549)	(93.3)
SBI Sumishin Net Bank Ltd.	(2,400)	(70,033)	(11.0)
SCSK Corp.	(32,200)	(842,205)	(131.7)
SG Holdings Co., Inc.	(9,100)	(95,820)	(15.0)
Shinko Electric Industries Co., Inc.	(7,073)	(290,523)	(45.4)
(1,895,130)
Jordan
Hikma Pharmaceuticals PLC	(67,565)	(1,790,443)	(280.1)
Luxembourg
CVC Capital Partners PLC	(71,267)	(1,271,610)	(198.9)
Eurofins Scientific SE	(46,486)	(2,933,561)	(458.8)
(4,205,171)
Netherlands
ABN AMRO Bank NV	(337,439)	(6,992,696)	(1,093.7)
Adyen NV	(893)	(1,445,064)	(226.0)
Randstad NV	(11,349)	(455,545)	(71.3)
(8,893,305)
New Zealand
Infratil Ltd.	(369,690)	(2,317,116)	(362.4)
Portugal
Galp Energia SGPS SA	(337,803)	(5,233,843)	(818.6)
Singapore
Capitaland Investment Ltd.	(103,900)	(218,979)	(34.3)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Singapore (continued)
Keppel Ltd.	(1,059,400)	$(5,326,344)	(833.1)%
Mapletree Logistics Trust	(228,900)	(196,976)	(30.8)
Sembcorp Industries Ltd.	(660,800)	(3,342,438)	(522.8)
(9,084,737)
Spain
Banco Bilbao Vizcaya Argentaria SA	(689,877)	(9,467,898)	(1,480.9)
CaixaBank SA	(945,101)	(7,243,449)	(1,133.0)
Indra Sistemas SA	(101,117)	(3,224,003)	(504.3)
(19,935,350)
Sweden
Beijer Ref AB	(40,521)	(618,081)	(96.7)
Castellum AB	(69,951)	(851,318)	(133.2)
Svenska Cellulosa AB SCA, Class B	(5,257)	(67,976)	(10.6)
Telia Co AB	(126,947)	(476,873)	(74.6)
(2,014,248)
Switzerland
Adecco Group AG, Registered Shares	(91,015)	(2,368,775)	(370.5)
Banque Cantonale Vaudoise, Registered Shares	(8,732)	(1,074,714)	(168.1)
Georg Fischer AG, Registered Shares	(5,951)	(430,285)	(67.3)
Julius Baer Group Ltd.	(37,270)	(2,416,887)	(378.0)
Lonza Group AG, Registered Shares	(27,512)	(19,767,625)	(3,091.9)
SIG Group AG	(35,598)	(686,684)	(107.4)
Sonova Holding AG, Registered Shares	(6,915)	(2,125,767)	(332.5)
Straumann Holding AG, Registered Shares	(3,257)	(397,148)	(62.1)
Swiss Life Holding AG, Registered Shares	(9,745)	(9,729,991)	(1,521.9)
Swiss Prime Site AG, Registered Shares	(23,341)	(3,291,221)	(514.8)
Swisscom AG, Registered Shares	(30,701)	(20,473,978)	(3,202.4)
VAT Group AG	(8,128)	(2,934,127)	(459.0)
(65,697,202)
United Kingdom
Auto Trader Group PLC	(325,075)	(3,652,170)	(571.2)
B&M European Value Retail SA	(1,443,615)	(6,492,485)	(1,015.5)
BT Group PLC	(31,661)	(73,484)	(11.5)
Compass Group PLC	(127,598)	(4,301,944)	(672.9)
DCC PLC	(4,475)	(292,476)	(45.8)
Games Workshop Group PLC	(10,874)	(2,239,417)	(350.3)
IAMGOLD Corp.	(628,801)	(4,456,250)	(697.0)
Land Securities Group PLC	(246,273)	(1,951,539)	(305.2)
LondonMetric Property PLC	(1,409,221)	(3,615,653)	(565.5)
Pennon Group PLC	(454,083)	(3,039,785)	(475.5)
QinetiQ Group PLC	(234,660)	(1,235,153)	(193.2)
Unilever PLC	(169,780)	(10,809,872)	(1,690.8)
WPP PLC	(380,029)	(2,946,196)	(460.8)
(45,106,424)
United States
BRP, Inc.	(9,063)	(307,008)	(48.0)
International Paper Co.	(4,310)	(196,881)	(30.8)
(503,889)
Security	Shares	Value	% of Basket Value
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(1,217)	$(98,208)	(15.4)%
Rights
Spain
EDP Renovaveis SA, (Expires 05/19/25, Strike Price EUR	(26,227)	(2,674)	(0.4)
Total Reference Entity — Short		(558,138,331)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$639,333
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of period end, termination dates 01/05/27 – 02/09/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Bank of Queensland Ltd.	1,864,619	$8,907,033	749.8%
BWP Trust	47,593	109,122	9.2
Challenger Ltd.	119,630	542,063	45.6
Charter Hall Social Infrastructure REIT	271,354	508,238	42.8
Cleanaway Waste Management Ltd.	1,115,029	1,855,638	156.2
Codan Ltd.	80,543	811,256	68.3
Credit Corp. Group Ltd.	41,703	360,854	30.4
Dicker Data Ltd.	54,989	297,111	25.0
EBOS Group Ltd.	29,720	646,125	54.4
Flight Centre Travel Group Ltd.	987,185	8,100,066	681.9
G8 Education Ltd.	1,073,495	863,117	72.7
Gold Road Resources Ltd.	2,215,224	4,297,846	361.8
GrainCorp Ltd., Class A	136,623	581,679	49.0
Helia Group Ltd.	365,717	1,133,506	95.4
IDP Education Ltd.	1,340,884	7,604,626	640.1
Iluka Resources Ltd.	1,695,766	4,492,760	378.2
Perseus Mining Ltd.	470,322	1,007,999	84.8
Pinnacle Investment Management Group Ltd.	64,776	747,037	62.9
Regis Resources Ltd.	2,933,046	8,479,694	713.8
Service Stream Ltd.	1,290,883	1,546,066	130.1
Super Retail Group Ltd.	131,032	1,123,773	94.6
Ventia Services Group Pty Ltd.	267,838	725,168	61.0
West African Resources Ltd.	1,088,791	1,666,297	140.3
		56,407,074
Austria
ANDRITZ AG	16,995	1,221,256	102.8
Belgium
Montea NV	2,974	215,925	18.2
Solvay SA	57,752	2,185,482	183.9
		2,401,407

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada
ADENTRA, Inc.	3,645	$71,414	6.0%
Ag Growth International, Inc.	59,268	1,428,176	120.2
Atco Ltd., Class I	249,980	9,398,276	791.1
Birchcliff Energy Ltd.	83,970	342,921	28.9
Bird Construction, Inc.	79,815	1,222,178	102.9
Centerra Gold, Inc.	111,286	745,082	62.7
CES Energy Solutions Corp.	463,188	2,042,785	172.0
Enghouse Systems Ltd.	10,325	187,612	15.8
Freehold Royalties Ltd.	273,446	2,263,179	190.5
Interfor Corp.	29,835	287,399	24.2
K92 Mining, Inc.	541,556	4,981,090	419.3
MAG Silver Corp.	82,822	1,286,246	108.3
Nexus Industrial REIT	107,151	520,754	43.8
North American Construction Group Ltd.	5,638	85,883	7.2
NorthWest Healthcare Properties Real Estate Investment Trust	413,220	1,474,715	124.1
Novagold Resources, Inc.	258,078	1,095,137	92.2
Orla Mining Ltd.	269,797	2,970,781	250.1
Precision Drilling Corp.	71,453	2,989,561	251.7
Richelieu Hardware Ltd.	36,958	874,220	73.6
Russel Metals, Inc.	7,030	203,975	17.2
Seabridge Gold, Inc.	232,467	2,888,553	243.1
Sienna Senior Living, Inc.	33,778	414,813	34.9
SmartCentres Real Estate Investment Trust	425,323	7,864,125	662.0
Surge Energy, Inc.	50,535	171,187	14.4
Topaz Energy Corp.	259,614	4,336,944	365.1
Triple Flag Precious Metals Corp.	364,537	7,565,214	636.8
Vermilion Energy, Inc.	384,172	2,318,520	195.2
Wesdome Gold Mines Ltd.	100,964	1,242,093	104.6
		61,272,833
Denmark
ALK-Abello A/S	4,774	111,284	9.4
Finland
Kojamo Oyj	14,378	167,359	14.1
Konecranes Oyj	3,169	212,317	17.9
		379,676
France
Elis SA	9,772	250,838	21.1
ID Logistics Group SACA	195	87,831	7.4
Nexity SA	26,957	282,658	23.8
Societe BIC SA	26,000	1,682,239	141.6
Ubisoft Entertainment SA	116,744	1,375,514	115.8
		3,679,080
Germany
AIXTRON SE	381,616	5,181,923	436.2
Aroundtown SA	231,070	690,347	58.1
Atoss Software SE	1,084	162,953	13.7
Deutsche Wohnen SE	4,387	111,486	9.4
HelloFresh SE	96,525	1,005,096	84.6
HOCHTIEF AG	56,232	10,638,826	895.6
Salzgitter AG	95,050	2,348,911	197.7
Stroeer SE & Co KGaA	16,076	959,921	80.8
TeamViewer SE	398,438	6,121,094	515.3
		27,220,557
Guatemala
Millicom International Cellular SA	213,758	7,383,201	621.5
Hong Kong
Fortune Real Estate Investment Trust	2,107,000	1,178,977	99.2
Security	Shares	Value	% of Basket Value
Israel
Clal Insurance Enterprises Holdings Ltd.	466	$12,786	1.1%
Energean PLC	12,701	150,464	12.6
Perion Network Ltd.	44,333	413,627	34.8
ZIM Integrated Shipping Services Ltd.	217,607	3,340,268	281.2
		3,917,145
Italy
Credito Emiliano SpA	55,124	757,834	63.8
Hera SpA	83,627	395,909	33.3
Iren SpA	153,800	439,088	37.0
PRADA SpA	46,300	289,090	24.3
		1,881,921
Japan
Activia Properties, Inc.	1,374	3,294,652	277.3
ARE Holdings, Inc.	179,600	2,231,365	187.8
As One Corp.	45,600	722,698	60.8
Bell System24 Holdings, Inc.	136,600	1,130,453	95.2
Financial Partners Group Co., Inc.	137,800	2,174,637	183.1
Frontier Real Estate Investment Corp	3,228	1,792,031	150.9
Hanwa Co., Inc.	20,100	666,413	56.1
Hosiden Corp.	122,700	1,647,394	138.7
Kaken Pharmaceutical Co., Inc.	99,000	2,818,706	237.3
Kyudenko Corp.	193,600	6,502,838	547.4
Marui Group Co., Inc.	230,000	4,578,264	385.4
MEITEC Group Holdings, Inc.	129,200	2,651,905	223.2
Menicon Co., Inc.	15,000	148,416	12.5
Mitsubishi Estate Logistics REIT Investment Corp.	153	124,922	10.5
MIXI, Inc.	116,400	2,586,372	217.7
Morinaga Milk Industry Co., Inc.	79,000	1,877,248	158.0
Nakanishi, Inc.	149,000	1,945,260	163.7
Nikkon Holdings Co., Inc.	107,900	2,227,173	187.5
Nippon Electric Glass Co., Inc.	61,000	1,395,725	117.5
Organo Corp.	26,400	1,263,738	106.4
Orix JREIT, Inc.	5,577	7,024,093	591.3
Pigeon Corp.	416,700	5,046,182	424.8
Resorttrust, Inc.	10,600	109,090	9.2
Round One Corp.	111,700	693,362	58.4
Sawai Group Holdings Co., Inc.	427,500	6,160,024	518.5
SHIFT, Inc.	884,400	8,092,428	681.2
Sugi Holdings Co., Inc.	8,800	184,851	15.6
Sumitomo Bakelite Co., Inc.	4,900	113,929	9.6
Taiyo Yuden Co., Inc.	57,500	867,230	73.0
TOKAI Holdings Corp.	52,000	364,637	30.7
Tokyo Century Corp.	142,000	1,495,449	125.9
Toridoll Holdings Corp.	325,800	9,751,447	820.9
TSI Holdings Co., Inc.	233,200	1,754,963	147.7
Yokohama Rubber Co., Inc..	10,500	229,581	19.3
		83,667,476
Jersey
JTC PLC	12,729	143,140	12.1
Netherlands
Arcadis NV	194,587	9,435,733	794.3
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	79,782	1,607,494	135.3
Spark New Zealand Ltd.	2,310,771	2,855,003	240.4
		4,462,497
Nigeria
Airtel Africa PLC	4,531,835	10,371,082	873.0
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Norway
Nordic Semiconductor ASA	98,110	$983,786	82.8%
Seadrill Ltd.	347,136	7,130,174	600.2
SFL Corp. Ltd.	13,811	113,526	9.6
SpareBank 1 SMN	32,880	596,700	50.2
Storebrand ASA	510,657	6,165,472	519.0
Wallenius Wilhelmsen ASA	21,796	157,966	13.3
		15,147,624
Portugal
Mota-Engil SGPS SA	224,419	890,778	75.0
Singapore
IGG, Inc.	1,060,000	510,676	43.0
Sheng Siong Group Ltd.	534,000	719,474	60.5
UOL Group Ltd.	257,500	1,139,097	95.9
		2,369,247
Spain
Fluidra SA	195,840	4,534,007	381.7
Inmobiliaria Colonial Socimi SA	1,182,103	7,661,325	644.9
Merlin Properties Socimi SA	32,654	370,305	31.2
		12,565,637
Sweden
Betsson AB, Class B	7,209	126,079	10.6
Camurus AB	3,692	237,273	20.0
Embracer Group AB	198,218	2,501,464	210.6
Husqvarna AB	283,635	1,319,259	111.1
Nyfosa AB	11,704	109,865	9.2
Peab AB	118,132	982,631	82.7
Storytel AB	164,025	1,418,582	119.4
Sweco AB	9,268	163,042	13.7
		6,858,195
Switzerland
Cembra Money Bank AG	67,737	8,176,448	688.3
DKSH Holding AG	24,739	1,822,507	153.4
dormakaba Holding AG	826	696,778	58.7
EFG International AG	85,511	1,293,638	108.9
SFS Group AG	2,644	357,405	30.1
Sulzer AG, Registered Shares	7,154	1,210,888	101.9
Valiant Holding AG, Registered Shares	1,332	196,174	16.5
		13,753,838
United Kingdom
Cohort PLC	27,647	509,018	42.9
Great Portland Estates PLC	26,476	109,382	9.2
IntegraFin Holdings PLC	27,664	112,979	9.5
MONY Group PLC	472,410	1,278,565	107.6
Oxford Instruments PLC	4,647	102,240	8.6
Primary Health Properties PLC	270,673	369,384	31.1
Subsea 7 SA	7,371	111,604	9.4
Telecom Plus PLC	8,270	208,526	17.6
Trainline PLC	168,757	661,028	55.6
Warehouse Reit PLC	1,119,799	1,611,745	135.7
Wickes Group PLC	620,890	1,572,175	132.3
		6,646,646
United States
Alight, Inc., Class A	2,578,780	13,177,566	1,109.3
A-Mark Precious Metals, Inc.	20,827	507,346	42.7
American Eagle Outfitters, Inc.	150,903	1,589,009	133.8
Amplitude, Inc., Class A	15,282	140,442	11.8
Security	Shares	Value	% of Basket Value
United States (continued)
Apartment Investment and Management Co., Class A	143,987	$1,138,937	95.9%
Assured Guaranty Ltd.	72,022	6,318,490	531.9
BioLife Solutions, Inc.	17,173	414,041	34.9
Brandywine Realty Trust	148,905	589,664	49.6
Brunswick Corp.	53,097	2,445,117	205.8
C3.ai, Inc., Class A	178,916	3,937,941	331.5
Diamond Hill Investment Group, Inc.	416	52,408	4.4
DigitalBridge Group, Inc.	21,007	176,459	14.9
elf Beauty, Inc.	42,242	2,613,512	220.0
eXp World Holdings, Inc.	546,905	5,009,650	421.7
FB Financial Corp.	97,484	4,148,919	349.3
Gibraltar Industries, Inc.	49,788	2,636,275	221.9
Harrow, Inc.	95,121	2,356,147	198.3
Haverty Furniture Cos, Inc.	19,880	361,021	30.4
Helix Energy Solutions Group, Inc.	190,004	1,157,124	97.4
HomeTrust Bancshares, Inc.	1,026	35,028	2.9
Innovative Industrial Properties, Inc.	39,469	2,143,561	180.4
Laureate Education, Inc.	177,800	3,568,446	300.4
Legalzoom.com, Inc.	415,131	3,038,759	255.8
LSB Industries, Inc.	86,934	554,639	46.7
Magnera Corp.	57,307	840,694	70.8
Malibu Boats, Inc., Class A	68,356	1,952,247	164.3
Materion Corp.	2,755	228,692	19.3
Moog, Inc., Class A	70,181	11,737,772	988.1
NCR Atleos Corp.	104,969	2,930,734	246.7
NV5 Global, Inc.	10,089	187,151	15.8
Organon & Co.	11,210	144,945	12.2
Oscar Health, Inc., Class A	59,656	776,125	65.3
Park Hotels & Resorts, Inc.	845,560	8,404,866	707.5
Penguin Solutions, Inc.	93,428	1,594,816	134.2
Polaris, Inc.	221,443	7,520,204	633.0
RH	115,978	21,343,431	1,796.7
Shore Bancshares, Inc.	947	13,097	1.1
Sinch AB	210,215	488,702	41.1
Sitio Royalties Corp., Class A	55,824	946,775	79.7
SJW Group	25,044	1,420,997	119.6
SL Green Realty Corp.	30,112	1,584,192	133.4
Smithfield Foods, Inc.	6,961	154,604	13.0
Stewart Information Services Corp.	24,086	1,577,151	132.8
StoneX Group, Inc.	12,564	1,112,731	93.7
SunCoke Energy, Inc.	56,284	509,933	42.9
TEGNA, Inc.	61,846	1,003,761	84.5
Teradata Corp.	595,232	12,797,488	1,077.3
Third Coast Bancshares, Inc.	12,051	359,120	30.2
Turning Point Brands, Inc.	69,853	4,287,577	360.9
Udemy, Inc.	204,487	1,404,826	118.3
Universal Insurance Holdings, Inc.	60,714	1,471,707	123.9
Vestis Corp.	695,436	6,092,019	512.8
Victory Capital Holdings, Inc., Class A	28,810	1,650,525	138.9
Virtus Investment Partners, Inc.	10,326	1,585,970	133.5
Willis Lease Finance Corp.	335	51,831	4.4
		154,285,184
Preferred Stocks
Germany
Jungheinrich AG	35,214	1,279,775	107.7
Total Reference Entity — Long		488,931,263

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
Austal Ltd.	(165,866)	$(561,959)	(47.3)%
Bendigo & Adelaide Bank Ltd.	(38,073)	(272,368)	(22.9)
Corporate Travel Management Ltd.	(137,206)	(1,120,439)	(94.3)
Domain Holdings Australia Ltd.	(156,902)	(431,412)	(36.3)
Elders Ltd.	(233,683)	(946,545)	(79.7)
Lifestyle Communities Ltd.	(67,471)	(308,197)	(26.0)
National Storage REIT	(447,557)	(658,094)	(55.4)
Nuix Ltd.	(265,317)	(413,780)	(34.8)
Region RE Ltd.	(225,868)	(334,786)	(28.2)
Silex Systems Ltd.	(82,976)	(164,619)	(13.9)
Spartan Resources Ltd.	(1,741,831)	(2,259,607)	(190.2)
(7,471,806)
Austria
Wienerberger AG	(30,643)	(1,075,934)	(90.6)
Belgium
Titan America SA	(7,482)	(98,987)	(8.3)
Bermuda
Conduit Holdings Ltd.	(39,608)	(182,319)	(15.3)
Hamilton Insurance Group Ltd., Class B	(40,898)	(756,613)	(63.7)
(938,932)
Canada
Advantage Energy Ltd.	(14,055)	(99,810)	(8.4)
Artemis Gold, Inc.	(12,479)	(179,228)	(15.1)
Athabasca Oil Corp.	(44,768)	(147,430)	(12.4)
Boardwalk Real Estate Investment Trust	(49,816)	(2,349,150)	(197.8)
Boralex, Inc., Class A	(406,818)	(9,035,810)	(760.6)
Cascades, Inc.	(241,008)	(1,543,668)	(129.9)
Choice Properties Real Estate Investment Trust	(697,063)	(7,382,214)	(621.4)
Cogeco Communications, Inc.	(29,083)	(1,430,311)	(120.4)
Definity Financial Corp.	(86,176)	(4,301,299)	(362.1)
Docebo, Inc.	(13,109)	(410,595)	(34.6)
Dream Industrial Real Estate Investment Trust	(728,495)	(5,601,369)	(471.5)
Dundee Precious Metals, Inc.	(111,782)	(1,465,183)	(123.3)
Endeavour Silver Corp.	(726,581)	(2,635,213)	(221.8)
First Capital Real Estate Investment Trust	(184,112)	(2,281,034)	(192.0)
First National Financial Corp.	(8,026)	(217,970)	(18.4)
Fortuna Mining Corp.	(244,174)	(1,523,209)	(128.2)
Killam Apartment Real Estate Investment Trust	(111,994)	(1,415,157)	(119.1)
Laurentian Bank of Canada	(106,522)	(2,114,059)	(178.0)
Linamar Corp.	(80,296)	(2,946,594)	(248.0)
Minto Apartment Real Estate Investment Trust	(93,766)	(914,807)	(77.0)
North West Co., Inc.	(36,046)	(1,445,919)	(121.7)
NuVista Energy Ltd.	(219,118)	(1,867,573)	(157.2)
Paramount Resources Ltd., Class A	(39,455)	(447,897)	(37.7)
Premium Brands Holdings Corp.	(31,026)	(1,764,201)	(148.5)
Sandstorm Gold Ltd.	(373,665)	(3,249,850)	(273.6)
Skeena Resources Ltd.	(59,913)	(716,209)	(60.3)
SSR Mining, Inc.	(588,201)	(6,263,449)	(527.3)
Stella-Jones, Inc.	(12,813)	(628,289)	(52.9)
Tamarack Valley Energy Ltd.	(561,024)	(1,452,819)	(122.3)
Security	Shares	Value	% of Basket Value
Canada (continued)
Westshore Terminals Investment Corp.	(30,275)	$(559,339)	(47.1)%
Winpak Ltd.	(4,551)	(140,993)	(11.9)
(66,530,648)
Denmark
Cadeler A/S	(134,714)	(704,421)	(59.3)
FLSmidth & Co A/S	(5,892)	(278,940)	(23.5)
NKT A/S	(99,417)	(8,094,721)	(681.4)
(9,078,082)
Finland
Mandatum Oyj	(584,637)	(4,131,939)	(347.8)
France
Derichebourg SA	(81,831)	(562,895)	(47.4)
Eramet SA	(6,806)	(377,381)	(31.8)
Remy Cointreau SA	(41,461)	(2,247,756)	(189.2)
Rubis SCA	(81,975)	(2,668,349)	(224.6)
SEB SA	(44,330)	(4,181,603)	(352.0)
Sopra Steria Group	(16,835)	(3,451,830)	(290.6)
Trigano SA	(18,352)	(2,180,148)	(183.5)
Verallia SA	(1,787)	(59,755)	(5.0)
Worldline SA/France	(126,854)	(702,839)	(59.2)
(16,432,556)
Germany
CompuGroup Medical SE & Co KgaA, Class A	(124,792)	(3,142,626)	(264.5)
Freenet AG	(250,869)	(10,431,912)	(878.2)
LANXESS AG	(35,556)	(1,067,533)	(89.9)
Sixt SE	(934)	(88,798)	(7.5)
SMA Solar Technology AG	(15,856)	(274,994)	(23.1)
Suedzucker AG	(46,180)	(621,764)	(52.3)
(15,627,627)
Hong Kong
GigaCloud Technology, Inc., Class A	(187,497)	(2,351,212)	(197.9)
Ireland
COSMO Pharmaceuticals NV	(14,880)	(862,948)	(72.6)
Israel
Big Shopping Centers Ltd.	(7,470)	(1,090,705)	(91.8)
Delek Group Ltd.	(1,735)	(276,793)	(23.3)
Energix-Renewable Energies Ltd.	(57,532)	(170,387)	(14.4)
Enlight Renewable Energy Ltd.	(6,030)	(97,667)	(8.2)
Israel Corp. Ltd.	(373)	(117,418)	(9.9)
Shufersal Ltd.	(16,999)	(159,159)	(13.4)
(1,912,129)
Italy
Pirelli & C SpA	(481,410)	(2,976,317)	(250.6)
Tamburi Investment Partners SpA	(18,507)	(158,430)	(13.3)
(3,134,747)
Japan
Advance Residence Investment Corp.	(899)	(926,336)	(78.0)
Aeon Mall Co., Inc.	(164,900)	(3,164,037)	(266.3)
AEON REIT Investment Corp.	(437)	(382,454)	(32.2)
Anycolor, Inc.	(72,300)	(1,864,166)	(156.9)
Aozora Bank Ltd.	(19,800)	(273,379)	(23.0)
ASKUL Corp.	(19,400)	(206,484)	(17.4)
Change Holdings, Inc.	(36,800)	(349,407)	(29.4)
Duskin Co., Inc.	(11,200)	(294,400)	(24.8)
Freee KK	(174,800)	(4,938,967)	(415.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Fujita Kanko, Inc.	(13,600)	$(859,033)	(72.3)%
Fujitsu General Ltd.	(298,100)	(5,851,697)	(492.6)
GENDA, Inc.	(22,000)	(168,615)	(14.2)
Hankyu Hanshin REIT, Inc.	(630)	(636,572)	(53.6)
Hokuhoku Financial Group, Inc.	(43,500)	(780,139)	(65.7)
Hyakugo Bank Ltd.	(29,800)	(144,455)	(12.2)
Ichibanya Co., Inc.	(60,900)	(404,999)	(34.1)
Iyogin Holdings, Inc.	(402,000)	(4,662,883)	(392.5)
Izumi Co., Inc.	(16,300)	(375,274)	(31.6)
Japan Investment Adviser Co., Inc.	(44,600)	(510,870)	(43.0)
Japan Logistics Fund, Inc.	(2,265)	(1,481,240)	(124.7)
KeePer Technical Laboratory Co., Inc.	(94,800)	(2,753,392)	(231.8)
Kumiai Chemical Industry Co., Inc.	(33,400)	(178,336)	(15.0)
Kyoei Steel Ltd.	(13,100)	(184,649)	(15.5)
LIFENET INSURANCE CO.	(164,000)	(2,052,885)	(172.8)
Maruichi Steel Tube Ltd.	(5,700)	(134,656)	(11.3)
Matsui Securities Co., Inc.	(168,200)	(867,361)	(73.0)
Mitsubishi Logisnext Co., Inc.	(25,300)	(355,385)	(29.9)
Mitsuboshi Belting Ltd.	(8,900)	(223,176)	(18.8)
Mitsui E&S Co., Inc.	(378,300)	(4,826,852)	(406.3)
Namura Shipbuilding Co., Inc.	(152,700)	(2,154,839)	(181.4)
Nextage Co., Inc.	(60,800)	(757,798)	(63.8)
Nippon Paper Industries Co., Inc.	(59,100)	(456,937)	(38.5)
Nomura Real Estate Master Fund, Inc.	(701)	(697,886)	(58.8)
Orient Corp.	(27,300)	(149,870)	(12.6)
Osaka Soda Co., Inc.	(13,500)	(140,738)	(11.9)
PKSHA Technology, Inc.	(75,500)	(1,501,928)	(126.4)
Sangetsu Corp.	(8,600)	(174,914)	(14.7)
Senshu Ikeda Holdings, Inc.	(235,200)	(776,688)	(65.4)
Septeni Holdings Co., Inc.	(238,000)	(609,172)	(51.3)
Shiga Bank Ltd.	(22,100)	(888,643)	(74.8)
Shochiku Co., Inc.	(1,600)	(149,835)	(12.6)
Star Asia Investment Corp.	(1,036)	(397,004)	(33.4)
Sundrug Co., Inc.	(28,600)	(953,017)	(80.2)
Takeuchi Manufacturing Co., Inc.	(7,300)	(228,507)	(19.2)
Tama Home Co., Inc.	(11,100)	(310,729)	(26.2)
Tsuburaya Fields Holdings, Inc.	(30,500)	(398,159)	(33.5)
Welcia Holdings Co., Inc.	(219,100)	(3,862,980)	(325.2)
Workman Co., Inc.	(44,900)	(1,414,838)	(119.1)
Yokogawa Bridge Holdings Corp.	(12,800)	(234,508)	(19.7)
Yonex Co., Inc.	(2,600)	(42,543)	(3.6)
Yoshinoya Holdings Co., Inc.	(5,200)	(113,977)	(9.6)
(56,267,609)
Jersey
Ithaca Energy PLC	(46,250)	(82,100)	(6.9)
Netherlands
Fugro NV	(104,621)	(1,226,954)	(103.3)
Koninklijke Vopak NV	(7,967)	(329,441)	(27.7)
PostNL NV	(581,217)	(593,434)	(49.9)
Redcare Pharmacy NV	(22,685)	(3,389,946)	(285.4)
Topicus.com, Inc.	(7,720)	(923,869)	(77.8)
(6,463,644)
Norway
Leroy Seafood Group ASA	(88,753)	(389,015)	(32.8)
Security	Shares	Value	% of Basket Value
Norway (continued)
Norwegian Air Shuttle ASA	(1,349,551)	$(1,782,173)	(150.0)%
Protector Forsikring ASA	(24,651)	(867,603)	(73.0)
(3,038,791)
Portugal
REN - Redes Energeticas Nacionais SGPS SA	(17,705)	(58,111)	(4.9)
Singapore
BW LPG Ltd.	(83,162)	(821,641)	(69.2)
CapitaLand China Trust	(2,345,800)	(1,238,489)	(104.3)
Capitaland India Trust	(942,000)	(702,799)	(59.2)
Jardine Cycle & Carriage Ltd.	(331,300)	(6,580,186)	(553.9)
Suntec Real Estate Investment Trust	(540,900)	(476,893)	(40.1)
UMS Integration Ltd.	(343,800)	(284,302)	(23.9)
(10,104,310)
Spain
Ence Energia y Celulosa SA	(167,974)	(541,690)	(45.6)
Laboratorios Farmaceuticos Rovi SA	(3,187)	(186,837)	(15.7)
(728,527)
Sweden
Asmodee Group AB, Class B	(494,235)	(5,445,763)	(458.4)
Avanza Bank Holding AB	(59,956)	(1,992,348)	(167.7)
Bufab AB	(29,155)	(1,205,062)	(101.4)
Cibus Nordic Real Estate AB publ	(146,898)	(2,538,856)	(213.7)
Dios Fastigheter AB	(87,480)	(607,483)	(51.1)
Fabege AB	(65,137)	(555,641)	(46.8)
Hexatronic Group AB	(79,280)	(209,788)	(17.7)
Lindab International AB	(85,013)	(1,787,370)	(150.5)
Sectra AB	(74,149)	(2,274,943)	(191.5)
Vitec Software Group AB, Class B	(1,458)	(66,617)	(5.6)
(16,683,871)
Switzerland
Allreal Holding AG, Registered Shares	(4,264)	(939,530)	(79.1)
Aryzta AG	(514,268)	(1,289,867)	(108.6)
Forbo Holding AG, Registered Shares	(1,999)	(1,917,945)	(161.4)
R&S Group Holding AG	(12,928)	(310,848)	(26.2)
St Galler Kantonalbank AG, Registered Shares	(1,466)	(883,133)	(74.3)
Vontobel Holding AG, Registered Shares	(5,988)	(432,714)	(36.4)
Ypsomed Holding AG, Registered Shares	(3,624)	(1,544,071)	(130.0)
(7,318,108)
United Kingdom
Alphawave IP Group PLC	(87,967)	(149,786)	(12.6)
Assura PLC	(9,818,370)	(6,349,275)	(534.5)
CVS Group PLC	(89,931)	(1,292,462)	(108.8)
Greatland Gold PLC	(1,829,708)	(324,314)	(27.3)
Renew Holdings PLC	(54,751)	(554,198)	(46.6)
RS Group PLC	(309,301)	(2,132,632)	(179.5)
Senior PLC	(437,259)	(807,671)	(68.0)
SigmaRoc PLC	(736,339)	(891,823)	(75.1)
Urban Logistics REIT PLC	(173,286)	(336,246)	(28.3)
Vesuvius PLC	(460,951)	(2,102,168)	(177.0)
(14,940,575)
United States
ACM Research, Inc., Class A	(288,462)	(5,616,355)	(472.8)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Addus HomeCare Corp.	(39,849)	$(4,166,213)	(350.7)%
Advanced Energy Industries, Inc.	(15,870)	(1,545,897)	(130.1)
Alexander’s, Inc.	(751)	(155,006)	(13.0)
Alkami Technology, Inc.	(324,710)	(8,666,510)	(729.5)
American States Water Co.	(50,884)	(4,127,201)	(347.4)
Applied Optoelectronics, Inc.	(200,113)	(2,559,445)	(215.5)
ARMOUR Residential REIT, Inc.	(991,412)	(16,328,556)	(1,374.5)
Atlas Energy Solutions, Inc.	(9,523)	(128,846)	(10.8)
Atmus Filtration Technologies, Inc.	(125,659)	(4,356,598)	(366.7)
AvidXchange Holdings, Inc.	(309,549)	(2,516,633)	(211.8)
Avis Budget Group, Inc.	(8,484)	(785,873)	(66.2)
Beta Bionics, Inc.	(2,521)	(27,857)	(2.3)
Blue Bird Corp.	(162,670)	(5,672,303)	(477.5)
Brighthouse Financial, Inc.	(155,605)	(9,059,323)	(762.6)
Business First Bancshares, Inc.	(10,895)	(251,130)	(21.1)
Cactus, Inc., Class A	(236,973)	(8,990,756)	(756.8)
California Resources Corp.	(68,022)	(2,347,439)	(197.6)
Capri Holdings Ltd.	(930,289)	(13,991,547)	(1,177.8)
CECO Environmental Corp.	(9,069)	(215,752)	(18.2)
Centuri Holdings, Inc.	(7,512)	(134,916)	(11.4)
Cheesecake Factory, Inc.	(19,456)	(979,999)	(82.5)
COPT Defense Properties	(116,878)	(3,051,685)	(256.9)
Daktronics, Inc.	(98,775)	(1,253,455)	(105.5)
Ducommun, Inc.	(7,930)	(454,548)	(38.3)
Dynex Capital, Inc.	(146,649)	(1,808,182)	(152.2)
Elme Communities	(252,467)	(3,930,911)	(330.9)
Energy Fuels, Inc.	(2,253,966)	(10,251,245)	(862.9)
Energy Recovery, Inc.	(26,628)	(411,403)	(34.6)
Enovix Corp.	(95,071)	(636,976)	(53.6)
Forward Air Corp.	(145,600)	(2,143,232)	(180.4)
Franklin BSP Realty Trust, Inc.	(192,830)	(2,194,405)	(184.7)
German American Bancorp, Inc.	(21,545)	(816,771)	(68.8)
GMS, Inc.	(108,066)	(7,916,915)	(666.4)
Guess?, Inc.	(115,442)	(1,298,723)	(109.3)
Gulfport Energy Corp.	(19,979)	(3,446,378)	(290.1)
I3 Verticals, Inc., Class A	(3,965)	(99,601)	(8.4)
Ibotta, Inc., Class A	(8,074)	(394,011)	(33.2)
Ichor Holdings Ltd.	(70,177)	(1,388,101)	(116.9)
Innodata, Inc.	(17,503)	(661,963)	(55.7)
Invesco Mortgage Capital, Inc.	(19,265)	(141,212)	(11.9)
Kimball Electronics, Inc.	(46,888)	(672,374)	(56.6)
Kontoor Brands, Inc.	(112,354)	(6,758,093)	(568.9)
LGI Homes, Inc.	(77,376)	(4,225,503)	(355.7)
Liquidia Corp.	(98,428)	(1,375,039)	(115.8)
Live Oak Bancshares, Inc.	(13,552)	(354,249)	(29.8)
LSI Industries, Inc.	(15,403)	(232,431)	(19.6)
LTC Properties, Inc.	(97,454)	(3,495,675)	(294.3)
Marcus & Millichap, Inc.	(33,628)	(1,022,291)	(86.1)
Matthews International Corp., Class A	(48,781)	(997,571)	(84.0)
Medical Properties Trust, Inc.	(701,453)	(3,872,021)	(325.9)
Millrose Properties, Inc.	(655,704)	(16,418,828)	(1,382.1)
MP Materials Corp.	(151,798)	(3,712,979)	(312.6)
National HealthCare Corp.	(3,751)	(354,432)	(29.8)
New York Mortgage Trust, Inc.	(29,514)	(173,247)	(14.6)
Nicolet Bankshares, Inc.	(11,586)	(1,353,361)	(113.9)
Orchid Island Capital, Inc.	(460,043)	(3,289,307)	(276.9)
Ovintiv, Inc.	(32,739)	(1,098,345)	(92.5)
PC Connection, Inc.	(44,227)	(2,743,843)	(231.0)
Penn Entertainment, Inc.	(426,735)	(6,494,907)	(546.7)
Porch Group, Inc.	(86,342)	(500,784)	(42.2)
Portillo’s, Inc., Class A	(146,171)	(1,511,408)	(127.2)
Security	Shares	Value	% of Basket Value
United States (continued)
Radius Recycling, Inc.	(112,859)	$(3,310,154)	(278.6)%
Ready Capital Corp.	(295,249)	(1,313,858)	(110.6)
Red Rock Resorts, Inc., Class A	(32,848)	(1,402,610)	(118.1)
Redwire Corp.	(193,181)	(2,082,491)	(175.3)
Rush Enterprises, Inc., Class A	(48,146)	(2,454,965)	(206.7)
Semler Scientific, Inc.	(7,859)	(254,081)	(21.4)
Sezzle, Inc.	(9,715)	(504,694)	(42.5)
Skyward Specialty Insurance Group, Inc.	(69,256)	(3,676,801)	(309.5)
Solaris Energy Infrastructure, Inc.	(42,324)	(894,729)	(75.3)
St Joe Co.	(59,569)	(2,520,960)	(212.2)
Tarsus Pharmaceuticals, Inc.	(44,964)	(2,334,081)	(196.5)
Tennant Co.	(31,544)	(2,276,215)	(191.6)
Tootsie Roll Industries, Inc.	(15,242)	(487,744)	(41.1)
Upbound Group, Inc.	(59,488)	(1,183,811)	(99.7)
US Physical Therapy, Inc.	(1,261)	(89,670)	(7.5)
Valaris Ltd.	(37,196)	(1,201,803)	(101.2)
Vicor Corp.	(2,912)	(116,203)	(9.8)
Waste Connections, Inc.	(98,425)	(19,438,688)	(1,636.3)
(241,124,118)
Investment Companies
Luxembourg
BBGI Global Infrastructure SA	(680,511)	(1,286,009)	(108.3)
Total Reference Entity — Short		(487,743,320)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$1,187,943
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 02/08/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Netwealth Group Ltd.	107,374	$1,929,193	16.1%
Belgium
Liberty Global Ltd., Class A	26,418	289,277	2.4
Canada
Cardinal Energy Ltd.	143,015	595,464	5.0
Cargojet, Inc.	86,718	5,365,621	44.9
Chemtrade Logistics Income Fund	60,785	421,077	3.5
Enerflex Ltd.	390,243	2,553,309	21.4
Extendicare, Inc.	22,400	224,227	1.9
Innergex Renewable Energy, Inc.	304,778	3,002,238	25.1
International Petroleum Corp.	69	943	0.0
Lithium Americas Corp.	121,006	347,587	2.9
Mattr Corp.	46,656	322,186	2.7
Mullen Group Ltd.	14,533	138,204	1.2
		12,970,856
Germany
Georgia Capital PLC	87,983	1,906,204	15.9
Lion Finance Group PLC	10,546	845,925	7.1
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Nagarro SE	5,010	$357,169	3.0%
TBC Bank Group PLC	17,988	1,137,642	9.5
		4,246,940
Hong Kong
DFI Retail Group Holdings Ltd., Registered Shares	174,800	441,220	3.7
HKBN Ltd.	741,000	484,387	4.1
		925,607
India
WNS Holdings Ltd.	126,569	7,659,956	64.1
Indonesia
First Resources Ltd.	77,500	89,666	0.8
Ireland
Ardmore Shipping Corp.	23,653	225,650	1.9
Cimpress PLC	4,774	200,603	1.7
Greencore Group PLC	100,481	247,736	2.0
		673,989
Israel
Cognyte Software Ltd.	207,797	2,036,411	17.1
Ituran Location and Control Ltd.	17,417	625,967	5.2
Radware Ltd.	96,098	2,292,898	19.2
		4,955,276
Japan
Acom Co., Inc.	771,600	2,162,101	18.1
Alfresa Holdings Corp.	101,400	1,530,748	12.8
Alps Alpine Co., Inc.	726,700	7,381,993	61.8
Amano Corp.	90,700	2,640,834	22.1
Arcs Co., Inc.	71,300	1,434,465	12.0
Autobacs Seven Co., Inc.	98,500	1,022,182	8.5
Azbil Corp.	16,500	142,086	1.2
Canon Marketing Japan, Inc.	3,600	127,440	1.1
Chugoku Electric Power Co., Inc.	731,300	3,887,641	32.5
Citizen Watch Co., Inc.	41,400	239,480	2.0
CKD Corp.	139,400	2,031,919	17.0
Coca-Cola Bottlers Japan Holdings, Inc.	307,700	5,780,699	48.4
Dai-Dan Co., Inc.	124,600	3,621,914	30.3
Daiwabo Holdings Co., Inc.	227,100	3,845,488	32.2
Dentsu Soken, Inc.	93,600	4,098,934	34.3
Doutor Nichires Holdings Co., Inc.	97,500	1,826,227	15.3
DTS Corp.	44,500	1,265,663	10.6
EDION Corp.	187,500	2,502,175	20.9
Electric Power Development Co., Inc.	154,800	2,717,583	22.7
EXEO Group, Inc.	3,800	44,373	0.4
Fujimi, Inc.	175,400	2,295,856	19.2
GLP J-REIT	7,830	6,753,739	56.5
Goldwin, Inc.	20,300	1,163,845	9.7
Gunma Bank Ltd.	71,600	597,126	5.0
Hirose Electric Co., Inc.	107,000	12,103,134	101.3
Hokkaido Electric Power Co., Inc.	442,600	2,102,855	17.6
Hokuriku Electric Power Co.	717,500	3,687,329	30.9
Ichigo, Inc.	113,700	306,626	2.6
Industrial & Infrastructure Fund Investment Corp.	6,654	5,443,409	45.5
INFRONEER Holdings, Inc.	153,800	1,311,807	11.0
Ito En Ltd.	238,300	5,701,151	47.7
Japan Lifeline Co., Inc.	120,500	1,290,195	10.8
Japan Prime Realty Investment Corp.	1,293	3,193,282	26.7
Security	Shares	Value	% of Basket Value
Japan (continued)
Kamigumi Co., Inc.	151,300	$3,703,753	31.0%
Keio Corp.	265,800	7,230,296	60.5
Kewpie Corp.	66,500	1,512,564	12.7
Kinden Corp.	186,800	4,835,177	40.5
Kumagai Gumi Co., Inc.	7,100	211,583	1.8
Kurita Water Industries Ltd.	298,200	9,872,701	82.6
Kyokuto Kaihatsu Kogyo Co., Inc.	33,700	566,084	4.7
Kyoritsu Maintenance Co., Inc.	103,400	2,194,556	18.4
Kyoto Financial Group, Inc.	712,700	12,233,145	102.4
Kyushu Financial Group, Inc.	788,900	3,982,351	33.3
Lintec Corp.	18,400	351,969	2.9
Makino Milling Machine Co., Inc.	22,000	1,734,733	14.5
Mani, Inc.	123,100	991,309	8.3
MCJ Co., Inc.	131,800	1,232,171	10.3
Medipal Holdings Corp.	91,600	1,552,224	13.0
Meidensha Corp.	57,100	1,568,679	13.1
Mitsubishi Logistics Corp.	64,800	447,210	3.7
Morinaga & Co. Ltd.	55,300	985,991	8.2
Nagase & Co., Inc.	178,600	3,145,789	26.3
NGK Insulators Ltd.	122,900	1,516,587	12.7
Nichias Corp.	47,100	1,584,532	13.3
Nifco Inc/Japan	191,000	4,736,008	39.6
Nippon Kayaku Co., Inc.	176,100	1,659,145	13.9
Nippon REIT Investment Corp.	670	391,062	3.3
Nishimatsu Construction Co., Inc.	108,900	4,051,872	33.9
NOF Corp.	363,600	5,473,216	45.8
North Pacific Bank Ltd.	39,700	138,802	1.2
NSD Co., Inc.	106,100	2,497,853	20.9
NTN Corp.	601,800	926,842	7.8
Odakyu Electric Railway Co., Inc.	598,200	6,604,308	55.3
Open Up Group, Inc.	127,900	1,647,528	13.8
Royal Holdings Co., Inc.	63,900	1,164,210	9.7
San-In Godo Bank Ltd.	21,900	194,564	1.6
Sanki Engineering Co., Inc.	18,100	462,473	3.9
Santen Pharmaceutical Co., Inc.	665,100	6,736,387	56.4
Seino Holdings Co., Inc.	256,200	4,032,147	33.7
Senko Group Holdings Co., Inc.	12,300	146,217	1.2
Shibaura Mechatronics Corp.	99,300	4,657,395	39.0
Shikoku Electric Power Co., Inc.	218,700	1,797,283	15.0
Sohgo Security Services Co., Inc.	725,500	5,734,106	48.0
Sumitomo Heavy Industries Ltd.	45,200	941,146	7.9
Suruga Bank Ltd.	242,700	2,149,813	18.0
Suzuken Co. Ltd.	35,600	1,286,144	10.8
Tobu Railway Co., Inc.	145,300	2,651,426	22.2
Toho Gas Co., Inc.	141,100	4,220,704	35.3
Toshiba TEC Corp.	26,600	501,381	4.2
Transcosmos, Inc.	58,500	1,278,303	10.7
Tsubakimoto Chain Co.	85,500	1,038,681	8.7
Vision Inc/Tokyo Japan	242,500	2,185,664	18.3
Yamaguchi Financial Group, Inc.	174,700	2,063,965	17.3
		227,076,348
Monaco
Scorpio Tankers, Inc.	516,463	19,465,490	162.9
Netherlands
Van Lanschot Kempen NV	17,030	994,339	8.3
Norway
Grieg Seafood ASA	13,970	88,149	0.7

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Singapore
Grindr, Inc.	385,079	$8,460,186	70.8%
Spain
Aedas Homes SA	19,716	636,297	5.3
Switzerland
International Workplace Group PLC	214,315	530,641	4.4
United Kingdom
4imprint Group PLC	46,828	2,144,897	18.0
AJ Bell PLC	15,160	86,279	0.7
Ashmore Group PLC	623,048	1,201,497	10.1
Clarkson PLC	65,541	2,880,754	24.1
Computacenter PLC	66,581	2,153,468	18.0
Currys PLC	693,019	1,027,081	8.6
Derwent London PLC	115,912	3,001,469	25.1
DiscoverIE Group PLC	80,520	608,442	5.1
Frasers Group PLC	201,457	1,781,288	14.9
Global Ship Lease, Inc., Class A	148,955	3,205,512	26.8
GlobalData PLC	74,855	177,898	1.5
Hammerson PLC	104,549	352,740	3.0
Harbour Energy PLC	873,216	1,784,621	14.9
Hill & Smith PLC	129,255	3,107,322	26.0
Inchcape PLC	892,795	7,999,965	67.0
Keller Group PLC	78,446	1,493,785	12.5
Kier Group PLC	530,369	1,031,153	8.6
Lancashire Holdings Ltd.	175,580	1,321,608	11.1
Marlowe PLC	515,621	2,354,544	19.7
Morgan Sindall Group PLC	13,042	616,486	5.2
Quilter PLC	559,663	1,006,915	8.4
Rotork PLC	2,184,059	8,892,983	74.4
Savills PLC	154,570	1,916,816	16.0
Serco Group PLC	3,270,073	7,504,708	62.8
Shaftesbury Capital PLC	4,715,541	8,565,701	71.7
Softcat PLC	40,634	907,544	7.6
THG PLC	3,772,814	1,245,444	10.4
TP ICAP Group PLC	440,864	1,513,901	12.7
Workspace Group PLC	399,647	2,368,133	19.8
		72,252,954
United States
10X Genomics, Inc., Class A	148,144	1,225,151	10.3
ABM Industries, Inc.	184,305	8,983,026	75.2
Acadian Asset Management, Inc.	154,453	4,160,964	34.8
Adient PLC	253,415	3,205,700	26.8
Adtalem Global Education, Inc.	33,749	3,584,144	30.0
ADTRAN Holdings, Inc.	314,691	2,410,533	20.2
Advance Auto Parts, Inc.	300,119	9,819,894	82.2
Alarm.com Holdings, Inc.	31,789	1,703,890	14.3
Alphatec Holdings, Inc.	17,645	193,742	1.6
Ambac Financial Group, Inc.	33,485	267,210	2.2
Amneal Pharmaceuticals, Inc.	56,752	434,720	3.6
Andersons, Inc.	98,591	3,717,867	31.1
ANI Pharmaceuticals, Inc.	65,654	4,649,616	38.9
Anterix, Inc.	11,330	338,200	2.8
Arhaus, Inc.	31,106	244,493	2.0
Atkore, Inc.	16,495	1,053,536	8.8
AtriCure, Inc.	155,733	4,657,974	39.0
Avient Corp.	86,611	2,885,012	24.1
Axcelis Technologies, Inc.	138,037	6,761,052	56.6
Axogen, Inc.	38,976	634,140	5.3
Balchem Corp.	28,024	4,387,157	36.7
Security	Shares	Value	% of Basket Value
United States (continued)
Banc of California, Inc.	362,168	$4,882,025	40.9%
BancFirst Corp.	37,560	4,425,319	37.0
Bandwidth, Inc., Class A	4,311	53,543	0.4
Bar Harbor Bankshares	26,913	797,701	6.7
Belden, Inc.	55,352	5,707,345	47.8
Benchmark Electronics, Inc.	64,915	2,111,685	17.7
Black Hills Corp.	272,056	16,568,210	138.7
BlueLinx Holdings, Inc.	34,716	2,261,400	18.9
BOK Financial Corp.	5,280	491,938	4.1
Boot Barn Holdings, Inc.	137,047	14,299,484	119.7
Bowhead Specialty Holdings, Inc.	51,124	2,054,674	17.2
BrightSpring Health Services, Inc.	509,182	8,925,960	74.7
Brookdale Senior Living, Inc.	138,116	906,041	7.6
Calix, Inc.	29,137	1,191,995	10.0
Camden National Corp.	27,761	1,069,354	8.9
Camping World Holdings, Inc., Class A	231,776	2,795,219	23.4
Cargurus, Inc.	82,783	2,314,613	19.4
Carriage Services, Inc.	13,967	558,121	4.7
CBL & Associates Properties, Inc.	21,552	505,825	4.2
Century Communities, Inc.	2,889	157,566	1.3
Cerence, Inc.	355,943	3,224,844	27.0
Clear Secure, Inc., Class A	625,435	15,435,736	129.2
CNA Financial Corp.	110,227	5,308,532	44.4
Cohen & Steers, Inc.	67,890	5,181,365	43.4
Community Trust Bancorp, Inc.	40,089	1,962,757	16.4
Compass Minerals International, Inc.	247,832	3,330,862	27.9
ConnectOne Bancorp, Inc.	3,305	74,462	0.6
Constellium SE	440,137	4,449,785	37.2
Construction Partners, Inc., Class A	170,980	14,044,297	117.5
CoreCivic, Inc.	27,554	623,823	5.2
CorVel Corp.	23,583	2,564,887	21.5
Coursera, Inc.	57,441	483,653	4.0
CRA International, Inc.	9,809	1,591,020	13.3
Cracker Barrel Old Country Store, Inc.	380,217	16,235,266	135.9
Delek US Holdings, Inc.	219,646	2,859,791	23.9
Digi International, Inc.	113,468	3,086,330	25.8
DigitalOcean Holdings, Inc.	111,166	3,435,029	28.7
Diodes, Inc.	42,453	1,630,195	13.6
DNOW, Inc.	169,035	2,682,585	22.4
Dole PLC	385,792	5,860,180	49.0
Dorian LPG Ltd.	169,750	3,636,045	30.4
Dorman Products, Inc.	115,029	13,032,786	109.1
DXC Technology Co.	975,535	15,140,303	126.7
DXP Enterprises, Inc.	36,600	3,237,636	27.1
Encore Capital Group, Inc.	60,430	2,078,792	17.4
Energizer Holdings, Inc.	44,361	1,199,521	10.0
EnerSys	153,532	13,295,871	111.3
Enova International, Inc.	23,775	2,182,307	18.3
Envista Holdings Corp.	614,704	9,884,440	82.7
Ethan Allen Interiors, Inc.	93,588	2,660,707	22.3
EverQuote, Inc., Class A	182,743	4,338,319	36.3
Evolent Health, Inc., Class A	288,680	2,846,385	23.8
Extreme Networks, Inc.	97,627	1,284,771	10.8
EZCORP, Inc., Class A	50,540	827,340	6.9
FARO Technologies, Inc.	97,073	2,854,917	23.9
Federated Hermes, Inc.	89,001	3,614,331	30.2
First Financial Bankshares, Inc.	391,570	13,121,511	109.8
Five9, Inc.	152,609	3,836,590	32.1
Flushing Financial Corp.	11,280	135,022	1.1
Fortrea Holdings, Inc.	44,490	277,173	2.3
Frontdoor, Inc.	68,063	2,798,070	23.4
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Fulgent Genetics, Inc.	5,010	$86,923	0.7%
GCM Grosvenor, Inc., Class A	166,821	2,091,935	17.5
Genco Shipping & Trading Ltd.	195,730	2,536,661	21.2
Getty Realty Corp.	220,427	6,169,752	51.6
G-III Apparel Group Ltd.	16,361	412,624	3.5
Gladstone Commercial Corp.	70,548	996,843	8.3
Global Industrial Co.	10,963	281,530	2.4
Graham Holdings Co, Class B	6,709	6,172,615	51.7
Granite Construction, Inc.	328,262	26,684,418	223.3
Great Southern Bancorp, Inc.	2,739	150,645	1.3
Griffon Corp.	68,019	4,632,774	38.8
Harmony Biosciences Holdings, Inc.	199,265	5,872,340	49.1
HealthStream, Inc.	5,804	195,189	1.6
Helen of Troy Ltd.	35,536	990,033	8.3
Heritage Commerce Corp.	98,091	886,743	7.4
Horizon Bancorp, Inc.	4,597	67,484	0.6
Hub Group, Inc., Class A	122,092	3,856,886	32.3
Huntsman Corp.	305,140	4,061,413	34.0
ICF International, Inc.	20,432	1,735,903	14.5
IDT Corp., Class B	22,142	1,112,635	9.3
Independent Bank Corp./MI	7,938	241,791	2.0
Ingevity Corp.	44,983	1,483,539	12.4
Innoviva, Inc.	249,841	4,669,528	39.1
International Bancshares Corp.	48,678	2,971,305	24.9
International Seaways, Inc.	80,728	2,741,523	22.9
Itron, Inc.	162,681	18,104,768	151.5
Jamf Holding Corp.	140,450	1,625,006	13.6
John Wiley & Sons, Inc., Class A	172,405	7,523,754	63.0
LendingClub Corp.	342,550	3,346,713	28.0
LendingTree, Inc.	7,973	411,327	3.4
Lindblad Expeditions Holdings, Inc.	88,808	785,063	6.6
LivaNova PLC	190,531	7,049,647	59.0
M/I Homes, Inc.	11,795	1,258,291	10.5
ManpowerGroup, Inc.	24,060	1,036,264	8.7
Marriott Vacations Worldwide Corp.	92,869	5,090,150	42.6
Matson, Inc.	71,178	7,764,808	65.0
MDA Space Ltd.	312,758	6,104,974	51.1
MDU Resources Group, Inc.	314,168	5,384,840	45.1
Mercantile Bank Corp.	33,278	1,407,992	11.8
MRC Global, Inc.	1,776	20,690	0.2
Mueller Water Products, Inc., Class A	510,274	13,389,590	112.1
N-able, Inc.	270,878	1,912,399	16.0
Nabors Industries Ltd.	33,748	905,796	7.6
Navigator Holdings Ltd.	53,800	682,722	5.7
NetScout Systems, Inc.	99,883	2,099,541	17.6
NETSTREIT Corp.	715,020	11,633,375	97.4
Newell Brands, Inc.	425,259	2,032,738	17.0
NewMarket Corp.	7,450	4,583,985	38.4
Northfield Bancorp, Inc.	40,680	429,174	3.6
Northwestern Energy Group, Inc.	117,386	6,835,387	57.2
Oceaneering International, Inc.	154,767	2,747,114	23.0
OceanFirst Financial Corp.	39,828	659,552	5.5
Olin Corp.	518,581	11,211,721	93.8
Omeros Corp.	53,547	393,570	3.3
Omnicell, Inc.	94,050	2,940,003	24.6
ONE Gas, Inc.	291,471	22,883,388	191.5
Orrstown Financial Services, Inc.	12,877	385,924	3.2
PagerDuty, Inc.	748,634	11,611,313	97.2
Par Pacific Holdings, Inc.	173,309	2,481,785	20.8
Park National Corp.	32,133	4,823,163	40.4
PBF Energy, Inc., Class A	1,151,451	19,781,928	165.5
Peapack-Gladstone Financial Corp.	33,518	927,778	7.8
Security	Shares	Value	% of Basket Value
United States (continued)
Pebblebrook Hotel Trust	54,834	$496,248	4.2%
Pediatrix Medical Group, Inc.	477,395	6,148,848	51.5
Pennant Group, Inc.	6,248	160,074	1.3
Perella Weinberg Partners	111,077	1,907,192	16.0
Perimeter Solutions, Inc.	42,120	426,676	3.6
Phreesia, Inc.	184,607	4,607,791	38.6
Plymouth Industrial REIT, Inc.	64,969	966,089	8.1
Power Integrations, Inc.	34,781	1,708,443	14.3
Prestige Consumer Healthcare, Inc.	17,872	1,451,743	12.1
Primoris Services Corp.	123,045	7,379,009	61.8
Privia Health Group, Inc.	230,358	5,408,806	45.3
PROG Holdings, Inc.	32,779	864,054	7.2
Progress Software Corp.	51,630	3,095,735	25.9
PROS Holdings, Inc.	103,542	1,768,497	14.8
Proto Labs, Inc.	37,972	1,335,096	11.2
QCR Holdings, Inc.	13,880	901,506	7.5
Quanex Building Products Corp.	92,206	1,515,867	12.7
QuinStreet, Inc.	12,341	216,214	1.8
Radian Group, Inc.	146,635	4,683,522	39.2
Rapid7, Inc.	581,962	13,745,942	115.0
Revolve Group, Inc.	137,481	2,733,122	22.9
REX American Resources Corp.	24,965	991,610	8.3
RingCentral, Inc., Class A	368,576	9,398,688	78.7
RLJ Lodging Trust	509,016	3,568,202	29.9
Ryerson Holding Corp.	85,028	1,987,955	16.6
Sabra Health Care REIT, Inc.	754,556	13,468,825	112.7
Safehold, Inc.	187,304	2,950,038	24.7
Sally Beauty Holdings, Inc.	604,390	4,919,735	41.2
Savers Value Village, Inc.	14,806	141,990	1.2
ScanSource, Inc.	45,812	1,511,338	12.6
Scotts Miracle-Gro Co.	168,621	8,495,126	71.1
Select Medical Holdings Corp.	88,388	1,612,197	13.5
Signet Jewelers Ltd.	56,059	3,324,299	27.8
SITE Centers Corp.	95,144	1,126,505	9.4
SkyWest, Inc.	24,252	2,162,551	18.1
SmartFinancial, Inc.	35,391	1,076,594	9.0
Sonos, Inc.	259,111	2,386,412	20.0
Southwest Gas Holdings, Inc.	106,324	7,677,656	64.3
STAAR Surgical Co.	34,142	623,433	5.2
Standard Motor Products, Inc.	76,492	2,072,933	17.3
Stock Yards Bancorp, Inc.	51,492	3,748,103	31.4
Stratasys Ltd.	112,801	1,064,841	8.9
Strategic Education, Inc.	24,183	1,972,849	16.5
Supernus Pharmaceuticals, Inc.	100,103	3,251,345	27.2
Synaptics, Inc.	75,552	4,205,224	35.2
Tandem Diabetes Care, Inc.	12,749	214,821	1.8
Tanger, Inc.	85,788	2,703,180	22.6
Texas Capital Bancshares, Inc.	243,385	16,586,688	138.8
Tiptree, Inc.	4,135	92,252	0.8
Tompkins Financial Corp.	28,492	1,698,123	14.2
Topgolf Callaway Brands Corp.	1,473,857	9,742,195	81.5
Travel + Leisure Co.	94,482	4,150,594	34.7
Tri Pointe Homes, Inc.	545,101	16,761,856	140.3
TriCo Bancshares	76,733	2,960,359	24.8
Tronox Holdings PLC	68,460	370,369	3.1
Tutor Perini Corp.	60,390	1,295,969	10.8
Ultra Clean Holdings, Inc.	15,235	284,971	2.4
United Bankshares, Inc.	98,458	3,376,125	28.3
United Fire Group, Inc.	34,323	949,717	7.9
United Natural Foods, Inc.	212,739	5,682,259	47.6
Univest Financial Corp.	13,070	386,088	3.2
V2X, Inc.	30,820	1,533,603	12.8

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Varex Imaging Corp.	239,645	$1,993,846	16.7%
Verint Systems, Inc.	94,962	1,675,130	14.0
Verra Mobility Corp.	723,880	15,780,584	132.1
Visteon Corp.	27,210	2,154,760	18.0
Walker & Dunlop, Inc.	138,159	10,574,690	88.5
Washington Trust Bancorp, Inc.	52,545	1,450,242	12.1
WD-40 Co.	40,856	9,329,876	78.1
Willdan Group, Inc.	23,335	914,732	7.7
Winmark Corp.	1,821	655,578	5.5
WK Kellogg Co.	84,719	1,519,012	12.7
Wolverine World Wide, Inc.	44,536	581,195	4.9
Yelp, Inc.	401,592	14,087,847	117.9
ZoomInfo Technologies, Inc.	1,217,296	10,420,054	87.2
		892,299,178
Total Reference Entity — Long		1,255,544,342
Reference Entity — Short
Common Stocks
Belgium
KBC Ancora	(2,995)	(196,232)	(1.6)
Bermuda
Conduit Holdings Ltd.	(107,082)	(492,907)	(4.1)
Hamilton Insurance Group Ltd., Class B	(265,134)	(4,904,979)	(41.1)
		(5,397,886)
Canada
Andlauer Healthcare Group, Inc.	(2,913)	(113,046)	(1.0)
Canfor Corp.	(121,539)	(1,161,083)	(9.7)
Dream Industrial Real Estate Investment Trust	(70,563)	(542,556)	(4.5)
Endeavour Silver Corp.	(117,270)	(425,323)	(3.6)
Exchange Income Corp.	(100,491)	(3,692,785)	(30.9)
		(5,934,793)
Denmark
ISS A/S	(28,422)	(713,149)	(6.0)
Finland
Kemira OYJ	(146,068)	(3,013,977)	(25.2)
QT Group Oyj	(11,184)	(729,778)	(6.1)
Tokmanni Group Corp.	(81,172)	(1,280,718)	(10.7)
		(5,024,473)
Germany
Bechtle AG	(34,140)	(1,456,503)	(12.2)
DWS Group GmbH & Co KGaA	(29,694)	(1,563,194)	(13.1)
LANXESS AG	(256,100)	(7,689,143)	(64.4)
Schott Pharma AG & Co KGaA	(3,792)	(106,943)	(0.9)
Sirius Real Estate Ltd.	(3,612,391)	(4,450,761)	(37.2)
Suedzucker AG	(42,133)	(567,276)	(4.7)
		(15,833,820)
Hong Kong
GigaCloud Technology, Inc., Class A	(5,926)	(74,312)	(0.6)
Ireland
Glanbia PLC	(270,488)	(3,501,519)	(29.3)
Glenveagh Properties PLC	(831,707)	(1,558,826)	(13.0)
		(5,060,345)
Security	Shares	Value	% of Basket Value
Israel
Big Shopping Centers Ltd.	(16,129)	$(2,355,018)	(19.7)%
Italy
Ferretti SpA	(66,068)	(189,179)	(1.6)
Interpump Group SpA	(3,907)	(134,001)	(1.1)
(323,180)
Japan
Aeon Delight Co., Inc.	(15,500)	(582,883)	(4.9)
AEON REIT Investment Corp.	(1,971)	(1,724,980)	(14.4)
Air Water, Inc.	(170,700)	(2,327,734)	(19.5)
Aozora Bank Ltd.	(11,500)	(158,781)	(1.3)
AZ-COM MARUWA Holdings, Inc.	(24,100)	(222,941)	(1.9)
Daicel Corp.	(348,800)	(2,969,042)	(24.8)
Daiichikosho Co., Inc.	(6,900)	(80,695)	(0.7)
Denka Co., Inc.	(160,400)	(2,188,969)	(18.3)
Ezaki Glico Co., Inc.	(7,800)	(257,340)	(2.2)
Fujita Kanko, Inc.	(18,100)	(1,143,272)	(9.6)
Fujitec Co., Inc.	(8,800)	(344,769)	(2.9)
Fujitsu General Ltd.	(58,500)	(1,148,354)	(9.6)
Gunze Ltd.	(9,200)	(165,420)	(1.4)
Hachijuni Bank Ltd.	(251,900)	(1,901,339)	(15.9)
Hankyu Hanshin REIT, Inc.	(438)	(442,569)	(3.7)
Haseko Corp.	(40,300)	(575,589)	(4.8)
Heiwa Corp.	(5,300)	(82,499)	(0.7)
Hino Motors Ltd.	(67,300)	(214,005)	(1.8)
House Foods Group, Inc.	(6,000)	(117,645)	(1.0)
Hyakugo Bank Ltd.	(84,900)	(411,551)	(3.4)
Idec Corp.	(20,400)	(326,831)	(2.7)
Iwatani Corp.	(330,700)	(3,166,414)	(26.5)
Japan Excellent, Inc.	(101)	(91,254)	(0.8)
Japan Investment Adviser Co., Inc.	(83,100)	(951,867)	(8.0)
JVCKenwood Corp.	(50,400)	(376,139)	(3.1)
Kagome Co., Inc.	(7,200)	(148,194)	(1.2)
KOMEDA Holdings Co., Inc.	(5,100)	(103,091)	(0.9)
Kotobuki Spirits Co., Inc.	(27,800)	(413,785)	(3.5)
Kureha Corp.	(11,500)	(201,288)	(1.7)
Kusuri no Aoki Holdings Co., Inc.	(10,900)	(259,593)	(2.2)
Kyoei Steel Ltd.	(31,100)	(438,364)	(3.7)
Mitsubishi Logisnext Co., Inc.	(2,600)	(36,522)	(0.3)
Mitsuboshi Belting Ltd.	(17,600)	(441,336)	(3.7)
Mitsui Fudosan Logistics Park, Inc.	(133)	(94,930)	(0.8)
Mitsui-Soko Holdings Co., Inc.	(11,100)	(228,785)	(1.9)
Monogatari Corp.	(1,700)	(44,325)	(0.4)
Musashi Seimitsu Industry Co., Inc.	(246,100)	(4,232,464)	(35.4)
Namura Shipbuilding Co., Inc.	(150,500)	(2,123,793)	(17.8)
Nihon M&A Center Holdings, Inc.	(72,300)	(294,893)	(2.5)
Nippon Carbon Co., Inc.	(6,600)	(193,533)	(1.6)
Nippon Paper Industries Co., Inc.	(303,100)	(2,343,442)	(19.6)
Nippon Television Holdings, Inc.	(4,600)	(106,527)	(0.9)
Nissui Corp.	(683,300)	(4,155,992)	(34.8)
Nomura Real Estate Master Fund, Inc.	(8,100)	(8,064,021)	(67.5)
NTT UD REIT Investment Corp.	(169)	(158,745)	(1.3)
Osaka Soda Co., Inc.	(51,800)	(540,015)	(4.5)
Pasona Group, Inc.	(117,500)	(1,822,776)	(15.3)
Penta-Ocean Construction Co., Inc.	(421,100)	(2,415,696)	(20.2)
Relo Group, Inc.	(15,200)	(200,842)	(1.7)
Seiko Group Corp.	(2,200)	(58,073)	(0.5)
Seven Bank Ltd.	(559,800)	(1,007,372)	(8.4)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Stanley Electric Co., Inc.	(44,900)	$(841,377)	(7.0)%
Sundrug Co., Inc.	(16,500)	(549,818)	(4.6)
Takara Holdings, Inc.	(11,100)	(89,589)	(0.7)
Takeuchi Manufacturing Co., Inc.	(8,400)	(262,940)	(2.2)
Tokai Carbon Co., Inc.	(197,400)	(1,273,780)	(10.7)
Tokyo Steel Manufacturing Co., Inc.	(85,500)	(966,731)	(8.1)
Topcon Corp.	(147,400)	(3,347,579)	(28.0)
Toyo Construction Co., Inc.	(41,800)	(392,091)	(3.3)
Toyo Seikan Group Holdings Ltd.	(56,700)	(989,908)	(8.3)
Tsumura & Co.	(50,300)	(1,512,573)	(12.7)
UBE Corp.	(43,500)	(638,208)	(5.3)
Wacoal Holdings Corp.	(3,800)	(132,628)	(1.1)
Welcia Holdings Co., Inc.	(47,800)	(842,768)	(7.0)
Yamada Holdings Co., Inc.	(212,200)	(683,873)	(5.7)
Yamato Kogyo Co., Inc.	(12,600)	(750,313)	(6.3)
Yodogawa Steel Works Ltd.	(15,700)	(635,662)	(5.3)
Yoshinoya Holdings Co., Inc.	(4,200)	(92,058)	(0.8)
Zenkoku Hosho Co., Inc.	(11,200)	(242,996)	(2.0)
ZIGExN Co., Inc.	(28,500)	(88,679)	(0.7)
(66,434,850)
Jersey
Ithaca Energy PLC	(60,738)	(107,819)	(0.9)
Luxembourg
RTL Group SA	(5,702)	(233,842)	(2.0)
Netherlands
Aalberts NV	(72,530)	(2,408,477)	(20.2)
Koninklijke Vopak NV	(130,049)	(5,377,614)	(45.0)
OCI NV	(238,101)	(1,978,292)	(16.5)
PostNL NV	(20,000)	(20,420)	(0.2)
(9,784,803)
Norway
Dof Group ASA	(39,404)	(309,014)	(2.6)
FLEX LNG Ltd.	(11,361)	(268,006)	(2.3)
Hexagon Composites ASA	(51,922)	(93,629)	(0.8)
Norwegian Air Shuttle ASA	(1,985,493)	(2,621,978)	(21.9)
SpareBank 1 Sor-Norge ASA	(50,452)	(805,075)	(6.7)
(4,097,702)
Singapore
Kulicke & Soffa Industries, Inc.	(188,795)	(6,084,863)	(50.9)
South Africa
Pan African Resources PLC	(881,542)	(522,213)	(4.4)
Scatec ASA	(152,657)	(1,165,024)	(9.7)
(1,687,237)
Spain
Ence Energia y Celulosa SA	(57,435)	(185,219)	(1.5)
Gestamp Automocion SA	(326,478)	(975,239)	(8.2)
(1,160,458)
Sweden
AAK AB	(255,493)	(6,681,616)	(55.9)
Fortnox AB	(448,937)	(4,065,092)	(34.0)
Hexatronic Group AB	(28,145)	(74,476)	(0.6)
New Wave Group AB	(104,972)	(1,284,526)	(10.8)
Truecaller AB, Class B	(64,706)	(486,943)	(4.1)
Xvivo Perfusion AB	(31,162)	(1,029,259)	(8.6)
(13,621,912)
Security	Shares	Value	% of Basket Value
Switzerland
Bachem Holding AG	(72,295)	$(4,430,474)	(37.1)%
Emmi AG, Registered Shares	(1,058)	(1,040,718)	(8.7)
Landis&Gyr Group AG	(78,408)	(5,042,973)	(42.2)
LEM Holding SA, Registered Shares	(310)	(258,689)	(2.2)
Ypsomed Holding AG, Registered Shares	(6,514)	(2,775,408)	(23.2)
(13,548,262)
United Kingdom
Advanced Medical Solutions Group PLC	(148,313)	(382,141)	(3.2)
Alphawave IP Group PLC	(283,482)	(482,699)	(4.0)
Assura PLC	(1,442,108)	(932,572)	(7.8)
Bodycote PLC	(35,506)	(225,238)	(1.9)
Close Brothers Group PLC	(174,490)	(758,805)	(6.4)
Coats Group PLC	(1,272,235)	(1,232,065)	(10.3)
Crest Nicholson Holdings plc	(102,254)	(246,284)	(2.1)
Domino’s Pizza Group PLC	(326,847)	(1,175,718)	(9.8)
Dowlais Group PLC	(2,645,283)	(2,052,277)	(17.2)
Elementis PLC	(311,086)	(522,881)	(4.4)
ITV PLC	(1,339,159)	(1,443,335)	(12.1)
Morgan Advanced Materials PLC	(87,190)	(228,678)	(1.9)
Nomad Foods Ltd.	(294,326)	(5,883,577)	(49.2)
Oxford Nanopore Technologies PLC	(1,582,911)	(2,516,657)	(21.1)
Playtech Plc	(60,963)	(617,465)	(5.2)
Premier Foods PLC	(977,146)	(2,594,068)	(21.7)
Renew Holdings PLC	(78,381)	(793,384)	(6.6)
Renishaw PLC	(75,847)	(2,272,025)	(19.0)
RS Group PLC	(911,380)	(6,283,968)	(52.6)
Safestore Holdings PLC	(269,957)	(2,272,113)	(19.0)
Senior PLC	(320,966)	(592,864)	(5.0)
SigmaRoc PLC	(848,069)	(1,027,146)	(8.6)
Soho House & Co., Inc.	(42,299)	(254,217)	(2.1)
Spire Healthcare Group PLC	(539,191)	(1,394,149)	(11.7)
SSP Group Plc	(2,270,478)	(4,496,836)	(37.6)
Travis Perkins PLC	(67,010)	(500,201)	(4.2)
Yellow Cake PLC	(341,316)	(1,965,022)	(16.4)
(43,146,385)
United States
AAR Corp.	(18,990)	(1,015,205)	(8.5)
Academy Sports & Outdoors, Inc.	(363,249)	(13,687,222)	(114.5)
Acadia Realty Trust	(499,673)	(9,543,754)	(79.9)
Agilysys, Inc.	(71,610)	(5,324,204)	(44.6)
Albany International Corp., Class A	(60,080)	(3,950,861)	(33.1)
Allegiant Travel Co.	(8,969)	(420,915)	(3.5)
Alpha & Omega Semiconductor Ltd.	(157,068)	(2,957,590)	(24.8)
Ameresco, Inc., Class A	(157,747)	(1,676,851)	(14.0)
American Assets Trust, Inc.	(210,674)	(3,945,924)	(33.0)
American Superconductor Corp.	(47,413)	(941,148)	(7.9)
American Woodmark Corp.	(96,135)	(5,671,965)	(47.5)
Amphastar Pharmaceuticals, Inc.	(79,839)	(1,948,870)	(16.3)
Apogee Enterprises, Inc.	(47,130)	(1,869,647)	(15.6)
Apollo Commercial Real Estate Finance, Inc.	(17,949)	(168,182)	(1.4)
Applied Optoelectronics, Inc.	(30,565)	(390,926)	(3.3)
Arbor Realty Trust, Inc.	(15,033)	(173,331)	(1.5)
Archer Aviation, Inc., Class A	(354,826)	(2,955,701)	(24.7)
Arcosa, Inc.	(34,534)	(2,765,137)	(23.1)
ARMOUR Residential REIT, Inc.	(358,985)	(5,912,483)	(49.5)
Array Technologies, Inc.	(1,542,823)	(7,374,694)	(61.7)
Artivion, Inc.	(174,147)	(4,125,542)	(34.5)
ASGN, Inc.	(108,535)	(5,467,993)	(45.8)
Ashland, Inc.	(153,735)	(8,361,647)	(70.0)
Associated Banc-Corp	(281,088)	(6,200,801)	(51.9)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Astrana Health, Inc.	(77,284)	$(2,408,942)	(20.2)%
Atlanta Braves Holdings, Inc.	(66,995)	(2,670,421)	(22.3)
Atlantic Union Bankshares Corp.	(446,181)	(12,359,214)	(103.4)
Atlas Energy Solutions, Inc.	(4,765)	(64,470)	(0.5)
Avadel Pharmaceuticals PLC	(145,229)	(1,291,086)	(10.8)
Avanos Medical, Inc.	(102,825)	(1,290,454)	(10.8)
Avis Budget Group, Inc.	(92,567)	(8,574,481)	(71.8)
AZZ, Inc.	(33,083)	(2,870,281)	(24.0)
B&G Foods, Inc.	(311,248)	(2,144,499)	(17.9)
Baldwin Insurance Group, Inc.	(138,563)	(5,766,992)	(48.3)
Bancorp, Inc.	(87,365)	(4,220,603)	(35.3)
Bausch & Lomb Corp.	(92,751)	(1,072,202)	(9.0)
BJ’s Restaurants, Inc.	(53,545)	(1,782,513)	(14.9)
Blackbaud, Inc.	(138,136)	(8,362,753)	(70.0)
BlackLine, Inc.	(86,138)	(4,068,298)	(34.0)
Blackstone Mortgage Trust, Inc., Class A	(150,038)	(2,858,224)	(23.9)
Bloomin’ Brands, Inc.	(265,115)	(2,126,222)	(17.8)
Blue Bird Corp.	(212,699)	(7,416,814)	(62.1)
Braze, Inc.	(74,680)	(2,324,788)	(19.5)
Buckle, Inc.	(33,134)	(1,151,738)	(9.6)
Bumble, Inc., Class A	(229,577)	(968,815)	(8.1)
Burford Capital Ltd.	(197,582)	(2,683,164)	(22.5)
Business First Bancshares, Inc.	(20,440)	(471,142)	(3.9)
Caleres, Inc.	(206,753)	(3,150,916)	(26.4)
Calumet, Inc.	(3,530)	(37,418)	(0.3)
Cavco Industries, Inc.	(2,793)	(1,379,323)	(11.5)
CBIZ, Inc.	(260,528)	(17,741,957)	(148.5)
CECO Environmental Corp.	(100,197)	(2,383,687)	(19.9)
Centuri Holdings, Inc.	(11,510)	(206,720)	(1.7)
Cheesecake Factory, Inc.	(162,540)	(8,187,140)	(68.5)
Chefs’ Warehouse, Inc.	(28,689)	(1,634,412)	(13.7)
Chimera Investment Corp.	(368,720)	(4,550,005)	(38.1)
Cinemark Holdings, Inc.	(201,378)	(6,023,216)	(50.4)
Columbus McKinnon Corp.	(18,100)	(268,785)	(2.2)
CommScope Holding Co., Inc.	(228,485)	(854,534)	(7.2)
Community Financial System, Inc.	(59,907)	(3,270,323)	(27.4)
Concentrix Corp.	(265,761)	(13,569,757)	(113.6)
CONMED Corp.	(77,958)	(3,828,517)	(32.0)
Consensus Cloud Solutions, Inc.	(6,450)	(128,097)	(1.1)
Couchbase, Inc.	(180,512)	(3,184,232)	(26.6)
Crane NXT Co.	(257,909)	(12,101,090)	(101.3)
Crescent Energy Co., Class A	(1,361,209)	(11,270,811)	(94.3)
Curbline Properties Corp.	(377,866)	(8,649,353)	(72.4)
Daktronics, Inc.	(166,491)	(2,112,771)	(17.7)
DENTSPLY SIRONA, Inc.	(857,716)	(11,922,252)	(99.8)
DiamondRock Hospitality Co.	(448,507)	(3,292,041)	(27.5)
Diebold Nixdorf, Inc.	(74,643)	(3,308,924)	(27.7)
Dine Brands Global, Inc.	(120,205)	(2,393,282)	(20.0)
Dream Finders Homes, Inc., Class A	(148,476)	(3,364,466)	(28.2)
Driven Brands Holdings, Inc.	(107,487)	(1,775,685)	(14.9)
Easterly Government Properties, Inc.	(102,194)	(2,061,253)	(17.2)
Eastern Bankshares, Inc.	(14,818)	(221,085)	(1.8)
Ecovyst, Inc.	(304,252)	(1,819,427)	(15.2)
Edgewell Personal Care Co.	(196,372)	(5,999,165)	(50.2)
Empire State Realty Trust, Inc., Class A	(14,954)	(106,472)	(0.9)
Enerpac Tool Group Corp.	(26,602)	(1,073,923)	(9.0)
Enovix Corp.	(369,492)	(2,475,596)	(20.7)
Enviri Corp.	(445,071)	(3,057,638)	(25.6)
ESCO Technologies, Inc.	(40,509)	(6,337,633)	(53.0)
Expro Group Holdings NV	(122,906)	(1,016,433)	(8.5)
First Advantage Corp.	(90,176)	(1,271,482)	(10.6)
First Busey Corp.	(233,750)	(4,859,663)	(40.7)
Security	Shares	Value	% of Basket Value
United States (continued)
First Commonwealth Financial Corp.	(17,006)	$(260,532)	(2.2)%
First Interstate BancSystem, Inc., Class A	(280,827)	(7,356,263)	(61.6)
First Watch Restaurant Group, Inc.	(35,703)	(630,515)	(5.3)
Flowers Foods, Inc.	(429,927)	(7,562,416)	(63.3)
Four Corners Property Trust, Inc.	(10,711)	(299,372)	(2.5)
Fox Factory Holding Corp.	(13,940)	(283,121)	(2.4)
Franklin Electric Co., Inc.	(110,768)	(9,410,849)	(78.8)
Fresh Del Monte Produce, Inc.	(219,693)	(7,471,759)	(62.5)
Frontier Group Holdings, Inc.	(284,529)	(847,896)	(7.1)
GATX Corp.	(26,298)	(3,838,456)	(32.1)
GeneDx Holdings Corp.	(68,300)	(4,565,855)	(38.2)
Global Business Travel Group I	(128,744)	(863,872)	(7.2)
Green Brick Partners, Inc.	(95,807)	(5,651,655)	(47.3)
Greif, Inc., Class A	(51,819)	(2,719,461)	(22.8)
Guess?, Inc.	(90,382)	(1,016,798)	(8.5)
Hanesbrands, Inc.	(2,052,324)	(9,420,167)	(78.8)
Harley-Davidson, Inc.	(1,149,561)	(25,773,158)	(215.7)
Harmonic, Inc.	(107,540)	(965,709)	(8.1)
Hayward Holdings, Inc.	(344,432)	(4,591,279)	(38.4)
HB Fuller Co.	(60,500)	(3,269,420)	(27.4)
Hecla Mining Co.	(1,402,567)	(8,022,683)	(67.1)
Hillenbrand, Inc.	(116,700)	(2,360,841)	(19.8)
Huron Consulting Group, Inc.	(15,348)	(2,068,757)	(17.3)
Hyster-Yale, Inc.	(7,201)	(276,734)	(2.3)
Ibotta, Inc., Class A	(25,269)	(1,233,127)	(10.3)
Independent Bank Corp.	(116,682)	(6,894,739)	(57.7)
Ingles Markets, Inc., Class A	(9,399)	(579,824)	(4.9)
Innodata, Inc.	(16,267)	(615,218)	(5.1)
Innospec, Inc.	(16,217)	(1,451,097)	(12.1)
Innovex International, Inc.	(184,768)	(2,789,997)	(23.3)
Integer Holdings Corp.	(151,995)	(19,198,488)	(160.7)
Integra LifeSciences Holdings Corp.	(348,507)	(5,712,030)	(47.8)
Integral Ad Science Holding Corp.	(22,582)	(159,655)	(1.3)
Interparfums, Inc.	(15,068)	(1,645,426)	(13.8)
InvenTrust Properties Corp.	(78,726)	(2,193,306)	(18.4)
IPG Photonics Corp.	(46,823)	(2,804,229)	(23.5)
iRhythm Technologies, Inc.	(27,493)	(2,938,727)	(24.6)
J & J Snack Foods Corp.	(67,436)	(8,739,031)	(73.1)
Jack in the Box, Inc.	(118,509)	(3,085,974)	(25.8)
Janus International Group, Inc.	(23,454)	(161,364)	(1.4)
JBG SMITH Properties	(451,428)	(6,310,963)	(52.8)
JELD-WEN Holding, Inc.	(628,144)	(3,467,355)	(29.0)
JetBlue Airways Corp.	(1,161,834)	(5,065,596)	(42.4)
Kadant, Inc.	(47,522)	(14,018,990)	(117.3)
Kennametal, Inc.	(63,588)	(1,238,694)	(10.4)
Knowles Corp.	(166,089)	(2,614,241)	(21.9)
Kodiak Gas Services, Inc.	(75,639)	(2,572,482)	(21.5)
Kratos Defense & Security Solutions, Inc.	(118,996)	(4,020,280)	(33.6)
Krispy Kreme, Inc.	(282,469)	(1,158,123)	(9.7)
La-Z-Boy, Inc.	(268,691)	(10,613,295)	(88.8)
Legacy Housing Corp.	(2,972)	(72,294)	(0.6)
Lemonade, Inc.	(28,782)	(841,010)	(7.0)
Liberty Energy, Inc.	(330,958)	(3,806,017)	(31.9)
Liberty Media Corp.-Liberty Live, Class C	(49,654)	(3,550,758)	(29.7)
Lindsay Corp.	(62,669)	(8,088,061)	(67.7)
Littelfuse, Inc.	(96,157)	(17,530,383)	(146.7)
LSI Industries, Inc.	(59,752)	(901,658)	(7.5)
Macerich Co.	(390,443)	(5,723,894)	(47.9)
Madison Square Garden Entertainment Corp.	(161,334)	(5,233,675)	(43.8)
Madison Square Garden Sports Corp.	(3,124)	(601,589)	(5.0)
Marqeta, Inc., Class A	(186,335)	(778,880)	(6.5)
Marten Transport Ltd.	(16,518)	(212,091)	(1.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Masterbrand, Inc.	(678,419)	$(8,242,791)	(69.0)%
Medical Properties Trust, Inc.	(506,957)	(2,798,403)	(23.4)
Mercury Systems, Inc.	(46,514)	(2,325,700)	(19.5)
Miller Industries Inc.	(5,148)	(210,090)	(1.8)
MillerKnoll, Inc.	(340,162)	(5,578,657)	(46.7)
MSA Safety, Inc.	(46,468)	(7,314,993)	(61.2)
MSC Industrial Direct Co., Inc., Class A	(363,249)	(27,781,284)	(232.5)
MYR Group, Inc.	(4,844)	(592,518)	(5.0)
Napco Security Technologies, Inc.	(85,862)	(1,961,947)	(16.4)
National Health Investors, Inc.	(14,517)	(1,098,501)	(9.2)
National Storage Affiliates Trust	(145,744)	(5,421,677)	(45.4)
National Vision Holdings, Inc.	(216,600)	(2,675,010)	(22.4)
Nelnet, Inc., Class A	(13,365)	(1,417,893)	(11.9)
Neogen Corp.	(585,267)	(2,955,598)	(24.7)
NeoGenomics, Inc.	(313,587)	(2,005,389)	(16.8)
Northern Oil & Gas, Inc.	(77,980)	(1,894,914)	(15.9)
Northwest Natural Holding Co.	(132,716)	(5,720,060)	(47.9)
Novanta, Inc.	(29,062)	(3,454,309)	(28.9)
NPK International, Inc.	(116,062)	(670,838)	(5.6)
ODP Corp.	(67,310)	(920,801)	(7.7)
Orchid Island Capital, Inc.	(470,418)	(3,363,489)	(28.1)
Ormat Technologies, Inc.	(151,942)	(11,030,989)	(92.3)
OSI Systems, Inc.	(76,507)	(15,664,043)	(131.1)
Oxford Industries, Inc.	(37,054)	(1,800,824)	(15.1)
Papa John’s International, Inc.	(174,470)	(6,024,449)	(50.4)
PAR Technology Corp.	(22,229)	(1,298,174)	(10.9)
Patrick Industries, Inc.	(213,725)	(16,452,551)	(137.7)
Patterson-UTI Energy, Inc.	(399,913)	(2,255,509)	(18.9)
PennyMac Mortgage Investment Trust	(279,622)	(3,590,346)	(30.0)
Phinia, Inc.	(58,993)	(2,368,569)	(19.8)
Photronics, Inc.	(277,566)	(5,071,131)	(42.4)
Planet Labs PBC	(200,485)	(659,596)	(5.5)
PotlatchDeltic Corp.	(61,539)	(2,362,482)	(19.8)
PriceSmart, Inc.	(97,558)	(9,901,161)	(82.9)
PureCycle Technologies, Inc.	(152,537)	(1,023,523)	(8.6)
QuidelOrtho Corp.	(105,116)	(2,921,174)	(24.4)
RCI Hospitality Holdings, Inc.	(17,774)	(705,272)	(5.9)
Renasant Corp.	(224,460)	(7,198,432)	(60.2)
Resideo Technologies, Inc.	(209,899)	(3,522,105)	(29.5)
Reynolds Consumer Products, Inc.	(276,804)	(6,366,492)	(53.3)
RLI Corp.	(238,454)	(17,647,981)	(147.7)
Rogers Corp.	(66,683)	(4,121,676)	(34.5)
Root Inc., Class A	(19,483)	(2,721,191)	(22.8)
Sable Offshore Corp.	(364,228)	(6,796,494)	(56.9)
Safety Insurance Group, Inc.	(2,279)	(174,344)	(1.5)
Sezzle, Inc.	(31,055)	(1,613,307)	(13.5)
Shoals Technologies Group, Inc., Class A	(2,260,125)	(8,159,051)	(68.3)
SI-BONE, Inc.	(4,897)	(66,844)	(0.6)
SIGA Technologies, Inc.	(13,237)	(73,068)	(0.6)
Simply Good Foods Co.	(206,136)	(7,443,571)	(62.3)
Solaris Energy Infrastructure, Inc.	(230,678)	(4,876,533)	(40.8)
Sonoco Products Co.	(371,135)	(15,216,535)	(127.3)
Sotera Health Co.	(896,157)	(10,305,806)	(86.2)
Sphere Entertainment Co.	(218,121)	(5,943,797)	(49.7)
Sprinklr, Inc., Class A	(26,260)	(201,939)	(1.7)
Sprout Social, Inc., Class A	(49,268)	(1,030,194)	(8.6)
Standex International Corp.	(3,027)	(428,078)	(3.6)
Stepan Co.	(80,780)	(4,084,237)	(34.2)
Sunstone Hotel Investors, Inc.	(1,254,611)	(10,463,456)	(87.6)
Surgery Partners, Inc.	(199,311)	(4,374,876)	(36.6)
Sylvamo Corp.	(88,732)	(5,290,202)	(44.3)
Security	Shares	Value	% of Basket Value
United States (continued)
Tarsus Pharmaceuticals, Inc.	(121,362)	$(6,299,901)	(52.7)%
Thermon Group Holdings, Inc.	(9,095)	(238,562)	(2.0)
Tidewater, Inc.	(212,018)	(7,672,931)	(64.2)
Tootsie Roll Industries, Inc.	(53,207)	(1,702,624)	(14.2)
Transcat, Inc.	(8,446)	(670,021)	(5.6)
TransMedics Group, Inc.	(16,940)	(1,558,649)	(13.0)
TreeHouse Foods, Inc.	(38,001)	(885,043)	(7.4)
TripAdvisor, Inc.	(706,165)	(8,791,754)	(73.6)
Triumph Financial, Inc.	(63,703)	(3,403,014)	(28.5)
Trupanion, Inc.	(63,271)	(2,315,719)	(19.4)
Two Harbors Investment Corp.	(774,592)	(9,194,407)	(76.9)
UMH Properties, Inc.	(207,244)	(3,662,001)	(30.6)
United Parks & Resorts, Inc.	(210,614)	(9,193,301)	(76.9)
Uniti Group, Inc.	(1,482,780)	(7,295,278)	(61.1)
Uranium Energy Corp.	(1,927,980)	(10,121,895)	(84.7)
Viasat, Inc.	(123,614)	(1,145,902)	(9.6)
Vishay Intertechnology, Inc.	(648,930)	(8,429,601)	(70.5)
Vital Farms, Inc.	(71,644)	(2,453,091)	(20.5)
VSE Corp.	(38,877)	(4,452,194)	(37.3)
Wabash National Corp.	(138,504)	(957,063)	(8.0)
Warrior Met Coal, Inc.	(289,316)	(13,835,091)	(115.8)
WaVe Life Sciences Ltd.	(173,898)	(1,342,493)	(11.2)
Wendy’s Co.	(839,492)	(10,493,650)	(87.8)
Werner Enterprises, Inc.	(12,099)	(298,361)	(2.5)
White Mountains Insurance Group Ltd.	(828)	(1,463,449)	(12.2)
Worthington Steel, Inc.	(79,041)	(2,028,192)	(17.0)
Xenia Hotels & Resorts, Inc.	(256,339)	(2,737,701)	(22.9)
Xometry, Inc., Class A	(188,988)	(4,845,652)	(40.6)
YETI Holdings, Inc.	(78,481)	(2,240,633)	(18.8)
York Water Co.	(13,251)	(466,435)	(3.9)
Ziff Davis, Inc.	(129,711)	(3,830,366)	(32.1)
(1,038,518,160)
Preferred Stocks
Germany
FUCHS SE	(84,868)	(4,255,505)	(35.6)
Total Reference Entity — Short		(1,243,595,006)
Net Value of Reference Entity — SG Americas Securities LLC		$11,949,336
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 02/08/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Charter Hall Group	87,672	$947,904	5.7%
Goodman Group	6,080	116,395	0.7
Pro Medicus Ltd.	21,472	3,148,446	19.0
		4,212,745
Brazil
MercadoLibre, Inc.	3,664	8,540,234	51.4
Canada
Capital Power Corp.	210,653	7,997,663	48.1

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Manulife Financial Corp.	417,124	$12,783,613	77.0%
MEG Energy Corp.	4,396	61,670	0.4
TC Energy Corp.	321,526	16,244,223	97.8
TFI International, Inc.	66,079	5,371,735	32.3
TransAlta Corp.	658,158	5,867,374	35.3
		48,326,278
Denmark
Ascendis Pharma A/S, ADR	10,446	1,780,417	10.7
Vestas Wind Systems A/S	337,629	4,501,337	27.1
		6,281,754
Finland
Amer Sports, Inc.	316,144	7,666,492	46.2
Germany
Mercedes-Benz Group AG	2,451	146,542	0.9
Ireland
AIB Group PLC	1,016	6,829	0.0
Israel
Wix.com Ltd.	22,714	3,852,067	23.2
Italy
Coca-Cola HBC AG	118,008	6,145,115	37.0
Intesa Sanpaolo SpA	76,683	409,356	2.5
		6,554,471
Japan
AGC, Inc.	6,700	209,187	1.3
Amada Co., Inc.	242,900	2,432,164	14.6
Astellas Pharma, Inc.	1,042,500	10,439,746	62.8
Brother Industries Ltd.	112,900	1,984,056	12.0
Canon, Inc.	189,600	5,851,004	35.2
Dai Nippon Printing Co., Inc.	2,800	39,028	0.2
Dai-ichi Life Holdings, Inc.	442,600	3,195,770	19.2
Daito Trust Construction Co., Inc.	59,100	6,580,018	39.6
Daiwa Securities Group, Inc.	440,900	2,899,325	17.5
Denso Corp.	264,500	3,415,205	20.6
DMG Mori Co., Inc.	147,700	2,567,278	15.5
East Japan Railway Co.	6,900	149,570	0.9
Hamamatsu Photonics KK	300,700	2,780,604	16.7
Horiba Ltd.	3,700	252,902	1.5
Isetan Mitsukoshi Holdings Ltd.	114,900	1,476,979	8.9
Japan Exchange Group, Inc.	105,200	1,170,430	7.1
Kakaku.com, Inc.	83,700	1,480,307	8.9
Koito Manufacturing Co., Inc.	105,800	1,281,507	7.7
Kyocera Corp.	228,500	2,708,120	16.3
Kyushu Electric Power Co., Inc.	335,400	2,989,359	18.0
LY Corp.	2,294,800	8,678,981	52.3
Mazda Motor Corp.	399,100	2,386,143	14.4
Mitsubishi UFJ Financial Group, Inc.	1,265,000	15,937,888	95.9
Mitsui Chemicals, Inc.	12,000	263,697	1.6
Mizuho Financial Group, Inc.	794,900	19,874,576	119.6
MS&AD Insurance Group Holdings, Inc.	119,100	2,707,119	16.3
Murata Manufacturing Co., Inc.	675,100	9,617,852	57.9
NEC Corp.	72,500	1,764,854	10.6
Nexon Co., Inc.	6,700	105,121	0.6
NIPPON EXPRESS HOLDINGS, Inc.	524,100	9,359,301	56.3
Nomura Holdings, Inc.	297,800	1,659,806	10.0
Nomura Real Estate Holdings, Inc.	393,500	2,340,319	14.1
Obayashi Corp.	274,900	4,265,121	25.7
Otsuka Corp.	111,800	2,479,619	14.9
Panasonic Holdings Corp.	1,280,800	14,685,605	88.4
Security	Shares	Value	% of Basket Value
Japan (continued)
Rakuten Group, Inc.	2,053,900	$12,110,468	72.9%
Recruit Holdings Co., Inc.	587,000	32,528,753	195.8
Rohm Co., Inc.	129,300	1,177,275	7.1
Secom Co., Inc.	15,400	566,265	3.4
Sekisui House Ltd.	470,300	10,812,290	65.1
Shimizu Corp.	100,200	1,070,445	6.5
Shionogi & Co., Inc.	135,600	2,278,149	13.7
Skylark Holdings Co., Inc.	423,800	8,795,646	53.0
SMC Corp.	21,100	6,828,823	41.1
Sumitomo Mitsui Financial Group, Inc.	753,300	17,971,639	108.2
Sumitomo Mitsui Trust Group, Inc.	78,500	1,941,990	11.7
Takashimaya Co., Inc.	332,500	2,563,624	15.4
Takeda Pharmaceutical Co., Inc.	101,500	3,070,233	18.5
Terumo Corp.	119,000	2,277,746	13.7
Tokyo Tatemono Co., Inc.	579,400	10,387,668	62.5
Tokyu Fudosan Holdings Corp.	931,900	6,526,855	39.3
TOTO Ltd.	9,000	237,316	1.4
Toyota Tsusho Corp.	71,800	1,426,862	8.6
USS Co., Inc.	414,000	4,126,644	24.8
		276,727,252
Netherlands
Aegon Ltd.	51,752	332,866	2.0
Singapore
Grab Holdings Ltd., Class A	921,587	4,497,344	27.1
Sea Ltd., ADR	119,672	16,042,032	96.5
		20,539,376
Spain
Enagas SA	587,505	9,160,289	55.1
Sweden
Essity AB, Class B	80,173	2,318,526	13.9
Telefonaktiebolaget LM Ericsson	827,598	6,991,034	42.1
		9,309,560
Switzerland
Accelleron Industries AG	41,561	2,231,178	13.4
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	141,643	0.9
Logitech International SA, Registered Shares	28,948	2,199,761	13.3
Schindler Holding AG, Registered Shares	19	6,736	0.0
Sunrise Communications AG	205,770	11,095,118	66.8
		15,674,436
United Kingdom
Barclays PLC	2,474,566	9,857,783	59.3
Ck Hutchison Holdings Ltd.	58,000	327,067	2.0
Flutter Entertainment PLC	63,588	15,324,072	92.2
Halma PLC	234,268	8,647,213	52.1
IG Group Holdings PLC	182,194	2,596,806	15.6
International Consolidated Airlines Group SA	3,111,211	10,809,799	65.1
Intertek Group PLC	36,687	2,253,129	13.6
Next PLC	20,666	3,409,404	20.5
Reckitt Benckiser Group PLC	16,913	1,091,676	6.6
Rightmove PLC	28,735	283,791	1.7
Smith & Nephew PLC	241,846	3,403,398	20.5
Smiths Group PLC	144,728	3,606,563	21.7
Taylor Wimpey PLC	5,522,207	8,677,085	52.2
		70,287,786
United States
Abercrombie & Fitch Co., Class A	2,192	152,169	0.9
ACI Worldwide, Inc.	160,084	8,542,082	51.4
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Adobe, Inc.	107,084	$40,154,358	241.7%
Advanced Micro Devices, Inc.	74,150	7,218,503	43.5
AECOM	55,133	5,438,870	32.7
Alcoa Corp.	112,411	2,757,442	16.6
Align Technology, Inc.	5,010	868,233	5.2
Alkermes PLC	57,084	1,642,307	9.9
Allegion plc	3,613	502,930	3.0
Alphabet, Inc., Class A	25,595	4,064,486	24.5
Amazon.com, Inc.	88,672	16,352,890	98.4
American Airlines Group, Inc.	543,537	5,408,193	32.6
Arista Networks, Inc.	47,263	3,888,327	23.4
Atlassian Corp., Class A	11,498	2,625,108	15.8
AutoNation, Inc.	10,892	1,896,842	11.4
Badger Meter, Inc.	31,592	6,976,145	42.0
Bank of America Corp.	347,805	13,870,463	83.5
Bath & Body Works, Inc.	358,228	10,929,536	65.8
Biogen, Inc.	15,374	1,861,484	11.2
BioMarin Pharmaceutical, Inc.	26,077	1,660,844	10.0
Booz Allen Hamilton Holding Corp.	59,850	7,183,197	43.2
BorgWarner, Inc.	379,145	10,760,135	64.8
Box, Inc., Class A	360,623	11,258,650	67.8
Brinker International, Inc.	10,382	1,394,303	8.4
CACI International, Inc., Class A	18,192	8,329,571	50.1
CarMax, Inc.	166,546	10,770,530	64.8
Carnival PLC	111,071	1,864,328	11.2
Cboe Global Markets, Inc.	30,254	6,710,337	40.4
CDW Corp.	10,593	1,700,812	10.2
Centene Corp.	480,433	28,753,915	173.1
Charles River Laboratories International, Inc.	112,883	13,390,181	80.6
Charles Schwab Corp.	105,581	8,594,293	51.7
Cheniere Energy, Inc.	21,301	4,922,874	29.6
Cincinnati Financial Corp.	110,660	15,404,979	92.7
Citizens Financial Group, Inc.	184,435	6,803,807	41.0
Comfort Systems USA, Inc.	25,122	9,987,251	60.1
Commerce Bancshares, Inc.	55,849	3,392,268	20.4
Corcept Therapeutics, Inc.	48,102	3,457,572	20.8
Coterra Energy, Inc.	311,976	7,662,131	46.1
CubeSmart	149,633	6,085,574	36.6
Curtiss-Wright Corp.	6,253	2,156,597	13.0
Danaher Corp.	24,842	4,951,756	29.8
Delta Air Lines, Inc.	529,770	22,054,325	132.8
Devon Energy Corp.	2,155	65,534	0.4
Digital Realty Trust, Inc.	66,385	10,657,448	64.2
Docusign, Inc.	87,849	7,181,656	43.2
Dollar General Corp.	62,105	5,818,617	35.0
Dover Corp.	24,083	4,109,764	24.7
Dropbox, Inc., Class A	70,387	2,009,549	12.1
DuPont de Nemours, Inc.	42,509	2,805,169	16.9
Eaton Corp PLC	71,527	21,055,403	126.7
Edison International	327,505	17,524,793	105.5
Encompass Health Corp.	129,441	15,143,303	91.2
Essent Group Ltd.	70,612	4,019,941	24.2
Essential Properties Realty Trust, Inc.	208,596	6,710,533	40.4
Etsy, Inc.	543,529	23,632,641	142.3
Evercore, Inc., Class A	127,798	26,235,651	157.9
Expedia Group, Inc.	78,809	12,367,496	74.5
Expeditors International of Washington, Inc.	3,508	385,564	2.3
Fair Isaac Corp.	6,874	13,677,060	82.3
Five Below, Inc.	16,983	1,288,840	7.8
Flex Ltd.	520,142	17,861,676	107.5
Flowserve Corp.	38,811	1,755,422	10.6
FMC Corp.	110,205	4,619,794	27.8
Security	Shares	Value	% of Basket Value
United States (continued)
Fox Corp., Class A	153,948	$7,665,071	46.1%
Freeport-McMoRan, Inc.	84,768	3,054,191	18.4
General Motors Co.	3,227	145,989	0.9
Guidewire Software, Inc.	9,347	1,913,985	11.5
Hasbro, Inc.	49,070	3,037,433	18.3
Healthpeak Properties, Inc.	39,891	711,655	4.3
Illumina, Inc.	100,231	7,777,926	46.8
Incyte Corp.	36,954	2,315,538	13.9
Ingredion, Inc.	220,432	29,277,778	176.2
Insight Enterprises, Inc.	80,328	11,107,756	66.9
Intuit, Inc.	12,592	7,901,102	47.6
Invesco Ltd.	371,326	5,172,571	31.1
Ionis Pharmaceuticals, Inc.	141,020	4,330,724	26.1
Iron Mountain, Inc.	128,618	11,533,176	69.4
Jabil, Inc.	75,427	11,054,581	66.5
James Hardie Industries PLC, CDI	348,107	8,170,835	49.2
Janus Henderson Group PLC	351,058	11,658,636	70.2
Jazz Pharmaceuticals PLC	95,172	11,131,317	67.0
Jones Lang LaSalle, Inc.	65,780	14,959,030	90.1
JPMorgan Chase & Co.	73,631	18,011,615	108.4
KB Home	29,118	1,573,246	9.5
Keysight Technologies, Inc.	72,554	10,549,352	63.5
KLA Corp.	1,860	1,307,003	7.9
Knight-Swift Transportation Holdings, Inc.	162,274	6,356,273	38.3
Kroger Co.	64,513	4,658,484	28.0
Lam Research Corp.	28,944	2,074,417	12.5
Lamar Advertising Co., Class A	14,139	1,609,160	9.7
Lazard, Inc.	109,868	4,273,865	25.7
Lincoln Electric Holdings, Inc.	48,254	8,502,355	51.2
LyondellBasell Industries NV, Class A	151,561	8,822,366	53.1
MACOM Technology Solutions Holdings, Inc.	33,684	3,494,715	21.0
Marathon Petroleum Corp.	170,984	23,494,911	141.4
MasTec, Inc.	123,400	15,711,288	94.6
Medpace Holdings, Inc.	21,759	6,710,258	40.4
MGIC Investment Corp.	81,901	2,040,154	12.3
Molina Healthcare, Inc.	32,830	10,735,738	64.6
Moody’s Corp.	45,425	20,582,976	123.9
Morgan Stanley	175,875	20,299,493	122.2
Motorola Solutions, Inc.	5,980	2,633,532	15.9
Natera, Inc.	9,212	1,390,367	8.4
NOV, Inc.	1,352,197	15,699,007	94.5
Nucor Corp.	18,600	2,220,282	13.4
nVent Electric PLC	56,459	3,100,164	18.7
NVR, Inc.	1,019	7,261,139	43.7
Packaging Corp. of America, Class A	63,296	11,748,371	70.7
Pentair PLC	191,378	17,363,726	104.5
PJT Partners, Inc., Class A	75,572	10,709,308	64.5
PNC Financial Services Group, Inc.	167,930	26,984,672	162.4
Prosperity Bancshares, Inc.	42,778	2,904,626	17.5
Q2 Holdings, Inc.	106,958	8,476,422	51.0
Qualys, Inc.	10,912	1,371,748	8.3
Regeneron Pharmaceuticals, Inc.	10,223	6,121,124	36.8
Regions Financial Corp.	316,295	6,455,581	38.9
ResMed, Inc.	13,395	3,169,123	19.1
Robert Half, Inc.	282,488	12,514,218	75.3
Roku, Inc.	52,170	3,556,951	21.4
Royal Gold, Inc.	31,721	5,795,744	34.9
S&P Global, Inc.	3,567	1,783,678	10.7
Salesforce, Inc.	62,011	16,662,976	100.3
Sarepta Therapeutics, Inc.	59,981	3,742,814	22.5
ServiceNow, Inc.	3,974	3,795,210	22.8
Taylor Morrison Home Corp.	186,971	10,722,787	64.6

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Tenet Healthcare Corp.	43,031	$6,151,281	37.0%
Tetra Tech, Inc.	211,351	6,592,038	39.7
Texas Roadhouse, Inc.	60,144	9,981,498	60.1
Toll Brothers, Inc.	35,060	3,536,502	21.3
Trane Technologies PLC	45,723	17,526,083	105.5
Travelers Cos, Inc.	66,075	17,452,390	105.1
Twilio, Inc., Class A	29,084	2,812,714	16.9
United Airlines Holdings, Inc.	100,507	6,916,892	41.6
United Therapeutics Corp.	4,919	1,490,900	9.0
UnitedHealth Group, Inc.	48,785	20,072,100	120.8
Universal Display Corp.	47,811	6,006,496	36.2
Universal Health Services, Inc., Class B	7,383	1,307,308	7.9
US Bancorp	282,101	11,379,954	68.5
Varonis Systems, Inc.	74,582	3,195,093	19.2
Ventas, Inc.	131,730	9,231,638	55.6
Viking Holdings Ltd.	260,070	10,670,672	64.2
Walmart, Inc.	138,880	13,506,080	81.3
Waystar Holding Corp.	187,684	6,976,214	42.0
WESCO International, Inc.	20,242	3,298,636	19.9
Workday, Inc., Class A	32,721	8,016,645	48.3
Zoetis, Inc.	5,388	842,683	5.1
		1,210,200,802
Total Reference Entity — Long		1,697,819,779
Reference Entity — Short
Common Stocks
Austria
Mondi PLC	(382,779)	(5,810,254)	(35.0)
Belgium
Lotus Bakeries NV	(206)	(1,980,705)	(11.9)
Sofina SA	(4,969)	(1,388,300)	(8.4)
Syensqo SA	(2,181)	(156,013)	(0.9)
		(3,525,018)
Bermuda
RenaissanceRe Holdings Ltd.	(27,526)	(6,659,365)	(40.1)
Cameroon, United Republic Of
Golar LNG Ltd.	(105,852)	(4,499,239)	(27.1)
Canada
Element Fleet Management Corp.	(10,725)	(234,867)	(1.4)
Intact Financial Corp.	(4,575)	(1,016,051)	(6.1)
		(1,250,918)
China
Wilmar International Ltd.	(1,368,000)	(3,208,615)	(19.3)
Denmark
Zehnder Group AG	(12,477)	(882,450)	(5.3)
Finland
Orion OYJ, Class B	(36,277)	(2,271,359)	(13.7)
Valmet Oyj	(23)	(702)	(0.0)
		(2,272,061)
France
Cie de Saint-Gobain SA	(7,190)	(781,682)	(4.7)
Germany
Deutsche Lufthansa AG, Registered Shares	(339,869)	(2,442,177)	(14.7)
Security	Shares	Value	% of Basket Value
Germany (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	(4,051)	$(2,773,353)	(16.7)%
Puma SE	(36,447)	(941,092)	(5.7)
Zalando SE	(67,798)	(2,475,731)	(14.9)
(8,632,353)
Hong Kong
Futu Holdings Ltd., ADR	(40,437)	(3,732,739)	(22.5)
Italy
UniCredit SpA	(473,423)	(27,544,157)	(165.8)
Japan
Asics Corp.	(125,300)	(2,693,204)	(16.2)
BayCurrent, Inc.	(44,100)	(2,376,265)	(14.3)
Chiba Bank Ltd.	(68,600)	(609,955)	(3.7)
Cosmos Pharmaceutical Corp.	(18,600)	(1,196,716)	(7.2)
Disco Corp.	(15,000)	(2,902,192)	(17.5)
Food & Life Cos. Ltd.	(18,700)	(691,997)	(4.2)
Fujikura Ltd.	(139,300)	(5,182,918)	(31.2)
Hoshizaki Corp.	(76,200)	(3,239,727)	(19.5)
Ibiden Co., Inc.	(6,800)	(188,504)	(1.1)
IHI Corp.	(26,400)	(2,067,969)	(12.4)
Japan Real Estate Investment Corp.	(257)	(203,958)	(1.2)
Japan Steel Works Ltd.	(30,100)	(1,240,275)	(7.5)
Kadokawa Corp.	(92,800)	(2,495,657)	(15.0)
Keisei Electric Railway Co., Inc.	(128,200)	(1,328,397)	(8.0)
Kobe Bussan Co., Inc.	(218,700)	(6,683,499)	(40.2)
Kyushu Railway Co.	(10,100)	(261,401)	(1.6)
Lasertec Corp.	(18,600)	(1,729,248)	(10.4)
Maruwa Co. Ltd.	(11,600)	(2,385,267)	(14.3)
MatsukiyoCocokara & Co.	(303,200)	(5,565,728)	(33.5)
Mebuki Financial Group, Inc.	(152,100)	(743,180)	(4.5)
Mercari, Inc.	(59,300)	(960,971)	(5.8)
MonotaRO Co., Inc.	(46,800)	(900,098)	(5.4)
Nippon Building Fund, Inc.	(569)	(528,151)	(3.2)
Nippon Paint Holdings Co., Inc.	(693,900)	(5,286,663)	(31.8)
Nippon Sanso Holdings Corp.	(48,700)	(1,558,558)	(9.4)
Nitto Denko Corp.	(5,400)	(94,915)	(0.6)
Renesas Electronics Corp.	(31,400)	(368,487)	(2.2)
Ryohin Keikaku Co., Inc.	(171,600)	(5,800,174)	(34.9)
Sanwa Holdings Corp.	(26,900)	(882,930)	(5.3)
Sapporo Holdings Ltd.	(6,300)	(349,861)	(2.1)
SCREEN Holdings Co., Inc.	(44,700)	(2,972,416)	(17.9)
Seibu Holdings, Inc.	(48,500)	(1,172,181)	(7.0)
SG Holdings Co., Inc.	(259,000)	(2,727,179)	(16.4)
Shinko Electric Industries Co., Inc.	(13,700)	(562,727)	(3.4)
Socionext, Inc.	(17,000)	(182,845)	(1.1)
Sumitomo Electric Industries Ltd.	(239,600)	(3,851,186)	(23.2)
Sumitomo Realty & Development Co., Inc.	(129,200)	(4,812,218)	(29.0)
Suzuki Motor Corp.	(160,500)	(1,923,377)	(11.6)
TIS, Inc.	(12,500)	(360,790)	(2.2)
Toho Co., Ltd.	(125,300)	(7,153,561)	(43.1)
TOPPAN Holdings, Inc.	(12,600)	(353,714)	(2.1)
Toray Industries, Inc.	(90,600)	(578,618)	(3.5)
Toyo Suisan Kaisha Ltd.	(21,500)	(1,389,884)	(8.4)
Toyota Industries Corp.	(46,800)	(5,488,464)	(33.0)
Trend Micro, Inc.	(16,500)	(1,183,885)	(7.1)
Yakult Honsha Co., Inc.	(22,600)	(464,250)	(2.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Yamaha Motor Co., Inc.	(109,400)	$(859,198)	(5.2)%
Zensho Holdings Co., Inc.	(13,200)	(815,672)	(4.9)
(97,369,030)
Netherlands
BE Semiconductor Industries NV	(7,219)	(781,844)	(4.7)
ING Groep NV	(176,305)	(3,423,723)	(20.6)
(4,205,567)
New Zealand
Infratil Ltd.	(41,860)	(262,367)	(1.6)
Meridian Energy Ltd.	(257,450)	(838,031)	(5.0)
(1,100,398)
Norway
Equinor ASA	(5,265)	(119,177)	(0.7)
Orkla ASA	(36,030)	(401,823)	(2.4)
(521,000)
Singapore
United Overseas Bank Ltd.	(202,700)	(5,383,476)	(32.4)
Sweden
Beijer Ref AB	(128,548)	(1,960,787)	(11.8)
Epiroc AB, Class A	(160,702)	(3,476,741)	(20.9)
EQT AB	(185,232)	(5,352,746)	(32.2)
H & M Hennes & Mauritz AB	(440)	(6,376)	(0.0)
Investor AB	(679,850)	(20,142,908)	(121.3)
Saab AB, Class B	(112,537)	(5,240,229)	(31.6)
(36,179,787)
Switzerland
Adecco Group AG, Registered Shares	(30,826)	(802,284)	(4.8)
BKW AG	(2)	(401)	(0.0)
Sonova Holding AG, Registered Shares	(48,872)	(15,023,934)	(90.5)
UBS Group AG, Registered Shares	(264,384)	(8,025,473)	(48.3)
(23,852,092)
United Kingdom
Barratt Redrow PLC	(1,268,270)	(7,906,635)	(47.6)
BT Group PLC	(7,195,510)	(16,700,460)	(100.5)
DCC PLC	(145,148)	(9,486,562)	(57.1)
Drax Group PLC	(351,705)	(2,901,198)	(17.5)
Entain PLC	(57,183)	(488,852)	(2.9)
Hiscox Ltd.	(207,639)	(3,055,961)	(18.4)
JD Sports Fashion PLC	(2,286,748)	(2,407,501)	(14.5)
Land Securities Group PLC	(1,313,553)	(10,408,976)	(62.7)
LondonMetric Property PLC	(3,616,369)	(9,278,555)	(55.8)
M&G PLC	(2,664,685)	(7,394,196)	(44.5)
National Grid PLC	(507,342)	(7,323,025)	(44.1)
QinetiQ Group PLC	(203,006)	(1,068,539)	(6.4)
Rentokil Initial PLC	(456,065)	(2,089,367)	(12.6)
Segro PLC	(69,431)	(631,590)	(3.8)
Spirax Group PLC	(13,505)	(1,064,410)	(6.4)
Unilever PLC	(64,392)	(4,099,831)	(24.7)
Vistry Group PLC	(277,052)	(2,335,810)	(14.1)
(88,641,468)
United States
A O Smith Corp.	(88,774)	(6,024,204)	(36.3)
Acuity, Inc.	(23,044)	(5,613,749)	(33.8)
AeroVironment, Inc.	(18,866)	(2,858,576)	(17.2)
Affirm Holdings, Inc.	(62,781)	(3,123,983)	(18.8)
Aflac, Inc.	(60,670)	(6,593,616)	(39.7)
Security	Shares	Value	% of Basket Value
United States (continued)
AGCO Corp.	(117,067)	$(9,930,794)	(59.8)%
AGNC Investment Corp.	(465,655)	(4,111,734)	(24.7)
Air Lease Corp.	(193,290)	(9,038,240)	(54.4)
Air Products and Chemicals, Inc.	(4,751)	(1,287,949)	(7.8)
Albertsons Cos, Inc., Class A	(302,549)	(6,650,027)	(40.0)
Amcor PLC	(65,661)	(604,081)	(3.6)
Amentum Holdings, Inc.	(408,108)	(8,904,917)	(53.6)
American Electric Power Co., Inc.	(202,939)	(21,986,411)	(132.3)
American International Group, Inc.	(174,824)	(14,251,652)	(85.8)
American Water Works Co., Inc.	(30,561)	(4,492,773)	(27.0)
Amphenol Corp., Class A	(244,918)	(18,846,440)	(113.4)
Antero Midstream Corp.	(9,295)	(153,832)	(0.9)
APA Corp.	(756,608)	(11,757,688)	(70.8)
Apollo Global Management, Inc.	(101,229)	(13,815,734)	(83.2)
Arrow Electronics, Inc.	(11,181)	(1,245,116)	(7.5)
Arthur J Gallagher & Co.	(70,204)	(22,513,721)	(135.5)
Assurant, Inc.	(24,682)	(4,757,209)	(28.6)
AST SpaceMobile, Inc.	(16,158)	(375,027)	(2.3)
Astera Labs, Inc.	(66,400)	(4,336,584)	(26.1)
ATI, Inc.	(352,989)	(19,195,542)	(115.5)
Atmos Energy Corp.	(23,107)	(3,711,677)	(22.3)
Aurora Innovation, Inc.	(934,022)	(6,762,319)	(40.7)
AutoZone, Inc.	(1,908)	(7,179,041)	(43.2)
Ball Corp.	(134,210)	(6,970,867)	(42.0)
Bank of New York Mellon Corp.	(269,337)	(21,657,388)	(130.4)
Bill Holdings, Inc.	(22,245)	(1,013,705)	(6.1)
Bloom Energy Corp., Class A	(513,859)	(9,413,897)	(56.7)
Bridgebio Pharma, Inc.	(158,532)	(6,081,288)	(36.6)
Broadridge Financial Solutions, Inc.	(23,048)	(5,586,835)	(33.6)
Burlington Stores, Inc.	(24,341)	(5,477,699)	(33.0)
CareTrust REIT, Inc.	(79,997)	(2,341,512)	(14.1)
Carnival Corp.	(135,828)	(2,491,086)	(15.0)
Carrier Global Corp.	(57,352)	(3,586,794)	(21.6)
Casella Waste Systems, Inc., Class A	(16,125)	(1,893,881)	(11.4)
Celanese Corp.	(144,200)	(6,418,342)	(38.6)
CenterPoint Energy, Inc.	(60,101)	(2,330,717)	(14.0)
CF Industries Holdings, Inc.	(6,878)	(539,029)	(3.2)
Chart Industries, Inc.	(14,198)	(1,916,446)	(11.5)
Cloudflare, Inc., Class A	(90,067)	(10,878,292)	(65.5)
Coherent Corp.	(40,538)	(2,607,404)	(15.7)
Columbia Sportswear Co.	(65,128)	(4,049,008)	(24.4)
Comstock Resources, Inc.	(269,227)	(4,918,777)	(29.6)
Conagra Brands, Inc.	(275,037)	(6,796,164)	(40.9)
Constellation Energy Corp.	(35,533)	(7,939,493)	(47.8)
Copart, Inc.	(318,571)	(19,442,388)	(117.0)
Core & Main, Inc., Class A	(119,948)	(6,318,861)	(38.0)
CoStar Group, Inc.	(305,205)	(22,637,055)	(136.3)
Coty, Inc., Class A	(1,264,914)	(6,387,816)	(38.5)
Crowdstrike Holdings, Inc., Class A	(32,477)	(13,928,411)	(83.8)
Crown Castle, Inc.	(104,653)	(11,068,101)	(66.6)
CSW Industrials, Inc.	(1,437)	(449,034)	(2.7)
CVS Health Corp.	(97,658)	(6,514,765)	(39.2)
Deere & Co.	(36,728)	(17,025,632)	(102.5)
Dell Technologies, Inc.	(74,061)	(6,795,837)	(40.9)
Diamondback Energy, Inc.	(59,620)	(7,870,436)	(47.4)
Dutch Bros, Inc., Class A	(3,505)	(209,389)	(1.3)
Eastman Chemical Co.	(169,956)	(13,086,612)	(78.8)
EchoStar Corp., Class A	(81,775)	(1,838,302)	(11.1)
Ecolab, Inc.	(35,061)	(8,815,387)	(53.1)
Enphase Energy, Inc.	(11,034)	(492,006)	(3.0)
Equity Residential	(80,527)	(5,657,827)	(34.1)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Estee Lauder Cos, Inc., Class A	(215,544)	$(12,924,018)	(77.8)%
Everest Group Ltd.	(40,236)	(14,437,884)	(86.9)
Exelon Corp.	(433,212)	(20,317,643)	(122.3)
Ferrovial SE	(8,131)	(396,650)	(2.4)
First Citizens BancShares, Inc., Class A	(592)	(1,053,251)	(6.3)
First Solar, Inc.	(48,650)	(6,121,143)	(36.8)
Freshworks, Inc., Class A	(184,540)	(2,725,656)	(16.4)
FTAI Aviation Ltd.	(23,346)	(2,500,590)	(15.1)
FTI Consulting, Inc.	(10,013)	(1,664,962)	(10.0)
Gaming and Leisure Properties, Inc.	(43,966)	(2,104,213)	(12.7)
GE HealthCare Technologies, Inc.	(38,069)	(2,677,393)	(16.1)
General Electric Co.	(13,814)	(2,784,074)	(16.8)
General Mills, Inc.	(352,507)	(20,001,247)	(120.4)
Graco, Inc.	(52,291)	(4,267,468)	(25.7)
Graphic Packaging Holding Co.	(2,339)	(59,200)	(0.4)
GXO Logistics, Inc.	(62,044)	(2,248,475)	(13.5)
Hamilton Lane, Inc., Class A	(6,620)	(1,022,724)	(6.2)
Healthcare Realty Trust, Inc.	(118,753)	(1,844,234)	(11.1)
Hewlett Packard Enterprise Co.	(614,733)	(9,970,969)	(60.0)
Hims & Hers Health, Inc.	(221,353)	(7,326,784)	(44.1)
Host Hotels & Resorts, Inc.	(1,005,353)	(14,195,584)	(85.5)
Howmet Aerospace, Inc.	(19,436)	(2,693,441)	(16.2)
HP, Inc.	(18,084)	(462,408)	(2.8)
Humana, Inc.	(24,175)	(6,339,652)	(38.2)
Hyatt Hotels Corp., Class A	(54,046)	(6,089,903)	(36.7)
IES Holdings, Inc.	(5,451)	(1,072,103)	(6.5)
Ingersoll Rand, Inc.	(103,156)	(7,781,057)	(46.8)
Insmed, Inc.	(51,426)	(3,702,672)	(22.3)
International Business Machines Corp.	(72,813)	(17,607,640)	(106.0)
International Game Technology PLC	(88,450)	(1,450,580)	(8.7)
International Paper Co.	(715,970)	(32,705,510)	(196.9)
Intuitive Surgical, Inc.	(4,860)	(2,506,788)	(15.1)
IonQ, Inc.	(167,057)	(4,587,385)	(27.6)
JBT Marel Corp.	(116,545)	(12,267,527)	(73.8)
Kilroy Realty Corp.	(125,233)	(3,946,092)	(23.8)
Kinetik Holdings, Inc.	(157,257)	(6,501,004)	(39.1)
KKR & Co., Inc.	(60,582)	(6,922,705)	(41.7)
Klaviyo, Inc., Class A	(53,901)	(1,640,746)	(9.9)
Lantheus Holdings, Inc.	(55,364)	(5,776,680)	(34.8)
Lear Corp.	(74,285)	(6,369,939)	(38.3)
LPL Financial Holdings, Inc.	(15,201)	(4,861,128)	(29.3)
Lumen Technologies, Inc.	(127,498)	(451,343)	(2.7)
Madrigal Pharmaceuticals, Inc.	(6,982)	(2,331,360)	(14.0)
Manhattan Associates, Inc.	(63,936)	(11,341,607)	(68.3)
Maplebear, Inc.	(28,903)	(1,152,941)	(6.9)
Markel Group, Inc.	(4,937)	(8,978,428)	(54.0)
Marriott International, Inc., Class A	(63,102)	(15,054,875)	(90.6)
Marsh & McLennan Cos, Inc.	(29,032)	(6,545,845)	(39.4)
Mastercard, Inc., Class A	(15,758)	(8,636,329)	(52.0)
Matador Resources Co.	(61,140)	(2,417,476)	(14.6)
McKesson Corp.	(11,774)	(8,392,389)	(50.5)
MGM Resorts International	(151,690)	(4,772,167)	(28.7)
MicroStrategy, Inc., Class A	(28,882)	(10,978,337)	(66.1)
Mid-America Apartment Communities, Inc.	(28,858)	(4,607,180)	(27.7)
Middleby Corp.	(123,863)	(16,517,131)	(99.4)
Modine Manufacturing Co.	(71,277)	(5,819,054)	(35.0)
MongoDB, Inc.	(29,495)	(5,078,154)	(30.6)
News Corp., Class A	(335,248)	(9,091,926)	(54.7)
NEXTracker, Inc., Class A	(120,552)	(4,895,617)	(29.5)
NIKE, Inc., Class B	(226,489)	(12,773,980)	(76.9)
Norfolk Southern Corp.	(108,354)	(24,276,714)	(146.1)
Norwegian Cruise Line Holdings Ltd.	(271,204)	(4,347,400)	(26.2)
Security	Shares	Value	% of Basket Value
United States (continued)
NuScale Power Corp.	(36,379)	$(602,800)	(3.6)%
Occidental Petroleum Corp.	(243,535)	(9,597,714)	(57.8)
Old National Bancorp	(335,906)	(6,916,305)	(41.6)
ON Semiconductor Corp.	(45,371)	(1,801,229)	(10.8)
Onestream, Inc.	(253,751)	(5,430,271)	(32.7)
Otis Worldwide Corp.	(133,985)	(12,898,736)	(77.6)
Paychex, Inc.	(129,255)	(19,015,996)	(114.5)
Pinnacle Financial Partners, Inc.	(5,790)	(580,390)	(3.5)
Planet Fitness, Inc., Class A	(46,878)	(4,434,190)	(26.7)
Primerica, Inc.	(10,569)	(2,769,818)	(16.7)
Procore Technologies, Inc.	(122,391)	(7,844,039)	(47.2)
Progressive Corp.	(40,221)	(11,331,865)	(68.2)
Prologis, Inc.	(55,535)	(5,675,677)	(34.2)
Public Service Enterprise Group, Inc.	(111,203)	(8,888,456)	(53.5)
Pure Storage, Inc., Class A	(5,873)	(266,399)	(1.6)
PVH Corp.	(25,784)	(1,778,580)	(10.7)
Quanta Services, Inc.	(22,395)	(6,554,793)	(39.5)
QXO, Inc.	(211,701)	(2,824,091)	(17.0)
RBC Bearings, Inc.	(13,220)	(4,343,695)	(26.1)
Realty Income Corp.	(394,947)	(22,851,633)	(137.6)
Regal Rexnord Corp.	(43,189)	(4,571,124)	(27.5)
Repligen Corp.	(27,734)	(3,827,015)	(23.0)
Rexford Industrial Realty, Inc.	(107,885)	(3,570,993)	(21.5)
Rocket Lab USA, Inc.	(176,288)	(3,841,316)	(23.1)
Roivant Sciences Ltd.	(13,506)	(156,940)	(0.9)
Royal Caribbean Cruises Ltd.	(47,901)	(10,294,404)	(62.0)
Ryan Specialty Holdings, Inc.	(47,815)	(3,132,361)	(18.9)
Ryder System, Inc.	(14,798)	(2,037,241)	(12.3)
Samsara, Inc., Class A	(68,818)	(2,729,322)	(16.4)
Sandisk Corp.	(68,561)	(2,201,494)	(13.3)
Seagate Technology Holdings PLC	(152,167)	(13,851,762)	(83.4)
Shift4 Payments, Inc., Class A	(60,616)	(4,958,389)	(29.8)
Simpson Manufacturing Co., Inc.	(37,536)	(5,768,908)	(34.7)
Skechers USA, Inc., Class A	(120,823)	(5,801,920)	(34.9)
Skyworks Solutions, Inc.	(84,033)	(5,401,641)	(32.5)
SLM Corp.	(39,173)	(1,132,491)	(6.8)
SoFi Technologies, Inc.	(152,524)	(1,908,075)	(11.5)
SPS Commerce, Inc.	(12,678)	(1,819,420)	(11.0)
SPX Technologies, Inc.	(17,282)	(2,318,380)	(14.0)
STAG Industrial, Inc.	(107,861)	(3,562,649)	(21.4)
Standardaero, Inc.	(163,465)	(4,416,824)	(26.6)
Starwood Property Trust, Inc.	(803,813)	(15,425,171)	(92.9)
StepStone Group, Inc., Class A	(59,244)	(2,962,792)	(17.8)
Stryker Corp.	(70,950)	(26,529,624)	(159.7)
Summit Therapeutics, Inc.	(83,099)	(2,004,348)	(12.1)
Sun Communities, Inc.	(26,338)	(3,277,237)	(19.7)
Super Micro Computer, Inc.	(386,703)	(12,320,358)	(74.2)
Synopsys, Inc.	(1,805)	(828,513)	(5.0)
Take-Two Interactive Software, Inc.	(65,374)	(15,253,062)	(91.8)
Talen Energy Corp.	(11,662)	(2,508,263)	(15.1)
Terreno Realty Corp.	(253,160)	(14,260,503)	(85.8)
Texas Pacific Land Corp.	(3,466)	(4,467,223)	(26.9)
Timken Co.	(27,610)	(1,773,942)	(10.7)
TKO Group Holdings, Inc.	(108,472)	(17,671,173)	(106.4)
Trex Co., Inc.	(234,445)	(13,555,610)	(81.6)
Uber Technologies, Inc.	(42,569)	(3,448,515)	(20.8)
UDR, Inc.	(93,951)	(3,934,668)	(23.7)
U-Haul Holding Co.	(132,115)	(7,239,902)	(43.6)
Upstart Holdings, Inc.	(27,815)	(1,329,557)	(8.0)
Vail Resorts, Inc.	(1,027)	(142,958)	(0.9)
Vaxcyte, Inc.	(89,802)	(3,218,504)	(19.4)
Venture Global, Inc., Class A	(81,195)	(681,226)	(4.1)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Vertex Pharmaceuticals, Inc.	(12,093)	$(6,161,383)	(37.1)%
Vertex, Inc., Class A	(143,189)	(5,731,856)	(34.5)
Vistra Corp.	(73,613)	(9,542,453)	(57.4)
Webster Financial Corp.	(102,955)	(4,869,771)	(29.3)
Western Alliance Bancorp	(13,823)	(963,601)	(5.8)
Western Digital Corp.	(96,752)	(4,243,543)	(25.5)
Whirlpool Corp.	(18,768)	(1,431,623)	(8.6)
Williams-Sonoma, Inc.	(15,254)	(2,356,285)	(14.2)
Woodward, Inc.	(38,810)	(7,279,592)	(43.8)
Zillow Group, Inc., Class C	(115,746)	(7,793,178)	(46.9)
Zimmer Biomet Holdings, Inc.	(26,922)	(2,774,312)	(16.7)
Zscaler, Inc.	(15,079)	(3,410,417)	(20.5)
(1,351,059,003)
Preferred Stocks
Germany
Sartorius AG	(15,781)	(4,096,661)	(24.7)
Total Reference Entity — Short		(1,681,207,333)
Net Value of Reference Entity — SG Americas Securities LLC		$16,612,446
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 02/08/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd.	100,013	$4,271,460	(558.6)%
Glencore PLC	2,976,154	9,758,018	(1,276.0)
Northern Star Resources Ltd.	44,388	545,248	(71.3)
Pro Medicus Ltd.	8,575	1,257,355	(164.4)
SEEK Ltd.	40,658	553,518	(72.4)
		16,385,599
Canada
Aritzia, Inc.	180,917	6,363,460	(832.1)
Capital Power Corp.	260,482	9,889,473	(1,293.2)
Empire Co., Inc.	164,119	6,095,236	(797.0)
Keyera Corp.	153,941	4,778,134	(624.8)
Loblaw Cos Ltd.	8,240	1,337,670	(174.9)
Manulife Financial Corp.	457,612	14,024,450	(1,833.9)
MEG Energy Corp.	59,707	837,613	(109.5)
Methanex Corp.	114,698	3,594,192	(470.0)
Power Corp. of Canada	93,450	3,537,082	(462.5)
RioCan Real Estate Investment Trust	269,797	3,370,016	(440.7)
Stantec, Inc.	20,842	1,829,307	(239.2)
TC Energy Corp.	109,301	5,522,135	(722.1)
TFI International, Inc.	31,067	2,525,518	(330.3)
TransAlta Corp.	525,801	4,687,432	(613.0)
		68,391,718
Denmark
Genmab A/S	1,721	364,918	(47.7)
Security	Shares	Value	% of Basket Value
Denmark (continued)
GN Store Nord AS	403,743	$6,095,815	(797.1)%
Novo Nordisk A/S, Class B	42,029	2,810,122	(367.5)
Vestas Wind Systems A/S	49,276	656,958	(85.9)
		9,927,813
Germany
Continental AG	7,903	617,814	(80.8)
GEA Group AG	38,914	2,538,737	(332.0)
Siemens AG, Registered Shares	3,418	787,034	(102.9)
Siemens Energy AG	15,554	1,200,515	(157.0)
		5,144,100
Hong Kong
Techtronic Industries Co., Inc.	795,000	8,000,865	(1,046.2)
Wharf Real Estate Investment Co., Inc.	38,000	90,879	(11.9)
		8,091,744
Italy
A2A SpA	109,459	278,384	(36.4)
Azimut Holding SpA	139,095	3,865,328	(505.4)
Italgas SpA	260,234	2,138,087	(279.6)
Recordati Industria Chimica e Farmaceutica SpA	92,970	5,486,004	(717.4)
Unipol Assicurazioni SpA	70,306	1,261,058	(164.9)
		13,028,861
Japan
AGC, Inc.	189,800	5,925,915	(774.9)
Amada Co., Inc.	74,400	744,969	(97.4)
Asahi Group Holdings Ltd.	85,800	1,185,952	(155.1)
Asahi Intecc Co., Inc.	173,400	2,665,989	(348.6)
Astellas Pharma, Inc.	560,600	5,613,930	(734.1)
Brother Industries Ltd.	24,900	437,582	(57.2)
Canon, Inc.	207,900	6,415,737	(839.0)
Chubu Electric Power Co., Inc.	405,200	5,261,652	(688.0)
Dai Nippon Printing Co., Inc.	374,100	5,214,478	(681.9)
Daito Trust Construction Co., Inc.	44,800	4,987,899	(652.2)
Daiwa Securities Group, Inc.	198,700	1,306,636	(170.9)
Denso Corp.	87,000	1,123,338	(146.9)
DMG Mori Co., Inc.	134,300	2,334,364	(305.3)
Hamamatsu Photonics KK	93,300	862,755	(112.8)
Horiba Ltd.	6,500	444,287	(58.1)
Hulic Co., Inc.	148,000	1,547,622	(202.4)
Isetan Mitsukoshi Holdings Ltd.	68,800	884,387	(115.6)
Kakaku.com, Inc.	598,800	10,590,296	(1,384.8)
Keyence Corp.	12,300	5,142,526	(672.5)
Koito Manufacturing Co., Inc.	26,300	318,560	(41.7)
Kyocera Corp.	173,300	2,053,904	(268.6)
Kyushu Electric Power Co., Inc.	656,700	5,853,047	(765.4)
LY Corp.	1,025,500	3,878,462	(507.2)
Mazda Motor Corp.	1,611,800	9,636,646	(1,260.1)
McDonald’s Holdings Co Japan Ltd.	178,400	7,543,355	(986.4)
MISUMI Group, Inc.	187,400	2,625,334	(343.3)
MS&AD Insurance Group Holdings, Inc.	323,400	7,350,816	(961.2)
Murata Manufacturing Co., Inc.	644,000	9,174,784	(1,199.7)
NEC Corp.	59,600	1,450,832	(189.7)
Nexon Co., Inc.	5,500	86,293	(11.3)
NIPPON EXPRESS HOLDINGS, Inc.	425,900	7,605,660	(994.6)
Nippon Telegraph & Telephone Corp.	6,277,300	6,561,514	(858.0)
Nissan Chemical Corp.	97,000	2,837,116	(371.0)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nomura Holdings, Inc.	265,200	$1,478,108	(193.3)%
Nomura Real Estate Holdings, Inc.	382,700	2,276,087	(297.6)
Nomura Research Institute Ltd.	149,200	5,649,821	(738.8)
Obayashi Corp.	102,200	1,585,651	(207.4)
Obic Co., Inc.	23,200	812,267	(106.2)
Olympus Corp.	572,200	7,497,532	(980.4)
Ono Pharmaceutical Co., Inc.	141,500	1,628,796	(213.0)
ORIX Corp.	226,100	4,535,573	(593.1)
Otsuka Corp.	39,100	867,201	(113.4)
Otsuka Holdings Co., Inc.	34,400	1,677,027	(219.3)
Panasonic Holdings Corp.	783,200	8,980,142	(1,174.3)
Rakuten Group, Inc.	394,000	2,323,153	(303.8)
Resonac Holdings Corp.	102,900	1,871,541	(244.7)
Rohm Co., Inc.	193,400	1,760,904	(230.3)
Sankyo Co., Inc.	31,100	473,359	(61.9)
Sega Sammy Holdings, Inc.	50,200	1,053,622	(137.8)
Sekisui House Ltd.	330,900	7,607,456	(994.8)
Shimamura Co., Inc.	11,800	785,160	(102.7)
Shimizu Corp.	196,800	2,102,432	(274.9)
Shionogi & Co., Inc.	185,500	3,116,495	(407.5)
Skylark Holdings Co., Inc.	229,300	4,758,946	(622.3)
SMC Corp.	33,300	10,777,242	(1,409.3)
Sojitz Corp.	125,500	2,969,057	(388.3)
Subaru Corp.	28,900	523,319	(68.4)
Takashimaya Co., Inc.	502,400	3,873,578	(506.5)
Takeda Pharmaceutical Co., Inc.	178,600	5,402,400	(706.4)
TDK Corp.	394,900	4,214,152	(551.1)
Terumo Corp.	95,300	1,824,111	(238.5)
Tokyo Tatemono Co., Inc.	795,200	14,256,599	(1,864.3)
Tokyu Fudosan Holdings Corp.	838,500	5,872,698	(767.9)
TOTO Ltd.	18,100	477,269	(62.4)
Toyota Tsusho Corp.	313,700	6,234,073	(815.2)
USS Co., Inc.	362,800	3,616,296	(472.9)
		252,548,704
Netherlands
ASML Holding NV	20,775	13,907,655	(1,818.6)
New Zealand
Xero Ltd.	115,903	12,206,101	(1,596.1)
Spain
Enagas SA	149,441	2,330,061	(304.7)
Sweden
Hexagon AB	49,723	483,932	(63.3)
Securitas AB	118,947	1,884,924	(246.5)
Swedish Orphan Biovitrum AB	25,896	787,619	(103.0)
Telefonaktiebolaget LM Ericsson	487,825	4,120,843	(538.8)
		7,277,318
Switzerland
Accelleron Industries AG	31,462	1,689,019	(220.9)
Clariant AG, Registered Shares	638,898	7,151,202	(935.1)
Flughafen Zurich AG, Registered Shares	37,961	9,565,513	(1,250.8)
Swissquote Group Holding SA, Registered Shares	2,921	1,507,811	(197.2)
Temenos AG, Registered Shares	25,118	1,799,212	(235.3)
		21,712,757
United Kingdom
Admiral Group PLC	74,027	3,219,617	(421.0)
BAE Systems PLC	132,598	3,073,971	(402.0)
Barclays PLC	8,163,198	32,519,251	(4,252.4)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Berkeley Group Holdings PLC	214,885	$11,978,396	(1,566.4)%
Drax Group PLC	191,655	1,580,953	(206.7)
Halma PLC	69,836	2,577,761	(337.1)
IG Group Holdings PLC	242,607	3,457,871	(452.2)
IMI PLC	407,999	9,682,963	(1,266.2)
International Consolidated Airlines Group SA	2,628,824	9,133,762	(1,194.4)
NatWest Group PLC	898,466	5,779,192	(755.7)
Ocado Group PLC	236,571	893,779	(116.9)
Smith & Nephew PLC	36,001	506,627	(66.2)
Smiths Group PLC	3,079	76,727	(10.0)
Taylor Wimpey PLC	4,766,824	7,490,146	(979.4)
		91,971,016
United States
Carnival PLC	88,572	1,486,682	(194.4)
Holcim AG	111,186	12,424,802	(1,624.8)
Stellantis NV	593,853	5,526,056	(722.6)
		19,437,540
Total Reference Entity — Long		542,360,987
Reference Entity — Short
Common Stocks
Austria
Mondi PLC	(464,870)	(7,056,324)	922.7
Belgium
Lotus Bakeries NV	(249)	(2,394,153)	313.1
Canada
BlackBerry Ltd.	(411,300)	(1,396,260)	182.6
China
Wilmar International Ltd.	(481,900)	(1,130,286)	147.8
Finland
Kesko OYJ	(32,566)	(747,677)	97.8
Kone Oyj, Class B	(28,376)	(1,757,377)	229.8
Metso Oyj	(752,100)	(8,172,096)	1,068.6
Orion OYJ, Class B	(23,386)	(1,464,233)	191.5
Sampo Oyj, Class A	(240,373)	(2,408,202)	314.9
UPM-Kymmene OYJ	(297,478)	(7,879,032)	1,030.3
		(22,428,617)
France
Cie de Saint-Gobain SA	(2,533)	(275,383)	36.0
Germany
BASF SE	(458,809)	(23,431,129)	3,064.0
Bayerische Motoren Werke AG	(69,620)	(5,904,993)	772.1
Brenntag SE	(12,051)	(804,812)	105.2
Deutsche Lufthansa AG, Registered Shares	(93,118)	(669,113)	87.5
Hensoldt AG	(5,950)	(460,939)	60.3
LEG Immobilien SE	(17,825)	(1,511,011)	197.6
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	(1,763)	(1,206,966)	157.8
Puma SE	(13,233)	(341,687)	44.7
Zalando SE	(55,931)	(2,042,392)	267.1
		(36,373,042)
Hong Kong
Hong Kong & China Gas Co., Inc.	(1,205,000)	(1,084,227)	141.8
Power Assets Holdings Ltd.	(140,000)	(925,847)	121.1
		(2,010,074)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Ireland
Kingspan Group PLC	(70,740)	$(5,969,354)	780.6%
Israel
Elbit Systems Ltd.	(514)	(197,623)	25.8
Italy
Davide Campari-Milano NV	(59,650)	(400,266)	52.3
Snam SpA	(575,579)	(3,303,524)	432.0
Terna - Rete Elettrica Nazionale	(437,474)	(4,350,157)	568.9
UniCredit SpA	(125,919)	(7,326,076)	958.0
		(15,380,023)
Japan
Asics Corp.	(133,600)	(2,871,604)	375.5
BayCurrent, Inc.	(45,200)	(2,435,537)	318.5
Capcom Co., Inc.	(9,800)	(283,715)	37.1
Chiba Bank Ltd.	(191,200)	(1,700,051)	222.3
Cosmo Energy Holdings Co., Inc.	(28,900)	(1,186,115)	155.1
Cosmos Pharmaceutical Corp.	(15,600)	(1,003,698)	131.2
Disco Corp.	(10,400)	(2,012,186)	263.1
East Japan Railway Co.	(82,800)	(1,794,845)	234.7
Food & Life Cos. Ltd.	(38,500)	(1,424,700)	186.3
Fujikura Ltd.	(169,900)	(6,321,448)	826.6
Furukawa Electric Co., Inc.	(20,500)	(647,423)	84.7
Honda Motor Co., Inc.	(250,800)	(2,551,825)	333.7
Hoshizaki Corp.	(96,900)	(4,119,810)	538.7
Ibiden Co., Inc.	(8,200)	(227,314)	29.7
Idemitsu Kosan Co., Inc.	(32,300)	(200,163)	26.2
IHI Corp.	(75,400)	(5,906,244)	772.3
Isuzu Motors Ltd.	(37,900)	(509,696)	66.7
Japan Real Estate Investment Corp.	(1,564)	(1,241,210)	162.3
Japan Steel Works Ltd.	(56,600)	(2,332,212)	305.0
JFE Holdings, Inc.	(167,000)	(1,944,885)	254.3
Kadokawa Corp.	(163,900)	(4,407,740)	576.4
Kawasaki Heavy Industries Ltd.	(27,700)	(1,652,351)	216.1
Kawasaki Kisen Kaisha Ltd.	(36,900)	(506,058)	66.2
Kikkoman Corp.	(17,200)	(168,374)	22.0
Kirin Holdings Co., Inc.	(105,900)	(1,601,915)	209.5
Kobe Bussan Co., Inc.	(103,900)	(3,175,197)	415.2
Kobe Steel Ltd.	(16,700)	(195,856)	25.6
Kyushu Railway Co.	(9,100)	(235,520)	30.8
Lasertec Corp.	(12,100)	(1,124,941)	147.1
Maruwa Co. Ltd.	(11,900)	(2,446,955)	320.0
MatsukiyoCocokara & Co.	(362,500)	(6,654,276)	870.1
Mebuki Financial Group, Inc.	(97,300)	(475,420)	62.2
Mercari, Inc.	(181,800)	(2,946,115)	385.3
Mitsubishi Motors Corp.	(298,900)	(827,478)	108.2
MonotaRO Co., Inc.	(113,400)	(2,181,007)	285.2
Nintendo Co., Inc.	(64,000)	(5,313,279)	694.8
Nippon Building Fund, Inc.	(301)	(279,391)	36.5
Nippon Paint Holdings Co., Inc.	(1,037,800)	(7,906,756)	1,033.9
Nippon Sanso Holdings Corp.	(33,500)	(1,072,109)	140.2
Niterra Co., Inc.	(93,300)	(2,905,067)	379.9
Nitori Holdings Co., Inc.	(5,000)	(594,924)	77.8
Nitto Denko Corp.	(69,100)	(1,214,558)	158.8
NTT Data Group Corp.	(42,500)	(844,067)	110.4
Oracle Corp. Japan	(6,000)	(721,329)	94.3
Osaka Gas Co., Inc.	(4,900)	(124,254)	16.2
Renesas Electronics Corp.	(11,100)	(130,261)	17.0
Ricoh Co., Inc.	(13,000)	(136,735)	17.9
Ryohin Keikaku Co., Inc.	(300,400)	(10,153,684)	1,327.7
Sanwa Holdings Corp.	(9,500)	(311,815)	40.8
Security	Shares	Value	% of Basket Value
Japan (continued)
Sapporo Holdings Ltd.	(67,300)	$(3,737,405)	488.7%
SCREEN Holdings Co., Inc.	(36,200)	(2,407,192)	314.8
SCSK Corp.	(45,300)	(1,184,841)	154.9
Seibu Holdings, Inc.	(35,500)	(857,988)	112.2
Sekisui Chemical Co., Inc.	(3,800)	(66,401)	8.7
SG Holdings Co., Inc.	(460,300)	(4,846,797)	633.8
Shinko Electric Industries Co., Inc.	(17,200)	(706,490)	92.4
Socionext, Inc.	(15,900)	(171,014)	22.4
Square Enix Holdings Co., Inc.	(38,000)	(2,197,274)	287.3
Sumitomo Electric Industries Ltd.	(379,300)	(6,096,639)	797.2
Sumitomo Metal Mining Co., Inc.	(2,400)	(53,249)	7.0
Sumitomo Realty & Development Co., Inc.	(159,800)	(5,951,954)	778.3
Suzuki Motor Corp.	(56,600)	(678,275)	88.7
TIS, Inc.	(7,000)	(202,042)	26.4
Toho Co., Ltd.	(159,300)	(9,094,670)	1,189.3
TOPPAN Holdings, Inc.	(19,500)	(547,415)	71.6
Toray Industries, Inc.	(343,600)	(2,194,406)	287.0
Toyo Suisan Kaisha Ltd.	(49,600)	(3,206,429)	419.3
Toyota Industries Corp.	(6,400)	(750,559)	98.1
Trend Micro, Inc.	(18,900)	(1,356,086)	177.3
Yakult Honsha Co., Inc.	(26,200)	(538,201)	70.4
Yamaha Motor Co., Inc.	(367,700)	(2,887,818)	377.6
Yamato Holdings Co., Inc.	(18,100)	(256,979)	33.6
Yamazaki Baking Co., Inc.	(29,000)	(694,218)	90.8
Zensho Holdings Co., Inc.	(12,700)	(784,775)	102.6
		(152,491,230)
Jordan
Hikma Pharmaceuticals PLC	(429,568)	(11,383,362)	1,488.6
Luxembourg
CVC Capital Partners PLC	(110,896)	(1,978,706)	258.7
Netherlands
Randstad NV	(32,591)	(1,308,193)	171.1
New Zealand
Infratil Ltd.	(42,904)	(268,910)	35.2
Norway
Equinor ASA	(1,854)	(41,966)	5.5
Portugal
Jeronimo Martins SGPS SA	(38,310)	(927,193)	121.2
Singapore
Oversea-Chinese Banking Corp. Ltd.	(157,500)	(1,949,183)	254.9
Spain
Cellnex Telecom SA	(73,150)	(2,960,333)	387.1
Repsol SA	(174,863)	(2,137,467)	279.5
		(5,097,800)
Sweden
Beijer Ref AB	(348,492)	(5,315,670)	695.1
Boliden AB	(81,327)	(2,491,862)	325.9
Castellum AB	(126,367)	(1,537,913)	201.1
Epiroc AB, Class A	(46,572)	(1,007,572)	131.8
Epiroc AB, Class B	(8,280)	(162,384)	21.2
EQT AB	(114,039)	(3,295,445)	430.9
Essity AB, Class B	(260,940)	(7,546,133)	986.8
H & M Hennes & Mauritz AB	(15,645)	(226,705)	29.6
Investor AB	(436,752)	(12,940,289)	1,692.1
Lifco AB	(6,789)	(262,834)	34.4
Nibe Industrier AB	(293,553)	(1,251,828)	163.7

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Sweden (continued)
Saab AB, Class B	(205,784)	$(9,582,229)	1,253.0%
Sagax AB, Class B	(16,308)	(370,669)	48.5
Skandinaviska Enskilda Banken AB, Class A	(721,552)	(11,449,349)	1,497.2
SKF AB	(91,921)	(1,801,778)	235.6
SSAB AB, Class B	(236,828)	(1,472,097)	192.5
Svenska Cellulosa AB SCA, Class B	(119,489)	(1,545,059)	202.0
Svenska Handelsbanken AB	(206,266)	(2,699,983)	353.1
Telia Co AB	(2,264,450)	(8,506,337)	1,112.3
		(73,466,136)
Switzerland
Adecco Group AG, Registered Shares	(38,110)	(991,858)	129.7
Baloise Holding AG, Registered Shares	(4,050)	(901,013)	117.8
Georg Fischer AG, Registered Shares	(8,164)	(590,296)	77.2
Sonova Holding AG, Registered Shares	(7,631)	(2,345,876)	306.8
		(4,829,043)
United Kingdom
Aviva PLC	(303,992)	(2,277,630)	297.8
Barratt Redrow PLC	(2,039,222)	(12,712,895)	1,662.4
British Land Co PLC	(125,980)	(662,763)	86.7
BT Group PLC	(5,135,199)	(11,918,569)	1,558.5
Croda International PLC	(32,508)	(1,283,211)	167.8
DCC PLC	(146,708)	(9,588,521)	1,253.8
Diageo PLC	(198,501)	(5,573,985)	728.9
easyJet PLC	(304,884)	(2,021,395)	264.3
Entain PLC	(91,188)	(779,558)	101.9
Hiscox Ltd.	(143,171)	(2,107,143)	275.5
JD Sports Fashion PLC	(84,987)	(89,475)	11.7
Just Eat Takeaway.com NV	(1,738)	(38,036)	5.0
Land Securities Group PLC	(550,731)	(4,364,153)	570.7
Legal & General Group PLC	(2,192,012)	(6,902,824)	902.6
LondonMetric Property PLC	(3,141,013)	(8,058,929)	1,053.8
M&G PLC	(4,410,008)	(12,237,267)	1,600.2
Melrose Industries PLC	(156,002)	(906,889)	118.6
National Grid PLC	(1,401,385)	(20,227,732)	2,645.1
Pearson PLC	(275,902)	(4,423,049)	578.4
Persimmon PLC	(335,213)	(5,801,186)	758.6
QinetiQ Group PLC	(1,087,782)	(5,725,634)	748.7
Reckitt Benckiser Group PLC	(83,464)	(5,387,312)	704.5
Rentokil Initial PLC	(689,623)	(3,159,364)	413.1
Schroders PLC	(2,312,664)	(10,190,012)	1,332.5
Severn Trent PLC	(101,475)	(3,774,592)	493.6
Spirax Group PLC	(46,452)	(3,661,160)	478.8
Tritax Big Box REIT PLC	(1,281,241)	(2,450,869)	320.5
Unilever PLC	(156,215)	(9,946,190)	1,300.6
Vistry Group PLC	(226,828)	(1,912,374)	250.1
Wise PLC, Class A	(84,806)	(1,112,349)	145.5
WPP PLC	(137,413)	(1,065,302)	139.3
		(160,360,368)
United States
Ferrovial SE	(31,564)	(1,539,771)	201.3
International Paper Co.	(96,307)	(4,399,304)	575.3
Nestle SA, Registered Shares	(68,281)	(7,267,651)	950.4
Shell PLC	(33,854)	(1,092,528)	142.9
Swiss Re AG	(57,017)	(10,234,791)	1,338.3
Tenaris SA	(200,752)	(3,347,527)	437.7
		(27,881,572)
Security	Shares	Value	% of Basket Value
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(20,637)	$(1,037,456)	135.7%
Sartorius AG	(3,330)	(864,450)	113.0
Volkswagen AG	(42,542)	(4,629,010)	605.3
Total Reference Entity — Short		(543,125,717)
Net Value of Reference Entity — SG Americas Securities LLC		$(764,730)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 05/11/26 – 04/02/30:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Challenger Ltd.	253,277	$1,147,640	(88.4)%
Cleanaway Waste Management Ltd.	1,227,524	2,042,853	(157.3)
Credit Corp. Group Ltd.	88,936	769,560	(59.3)
Dicker Data Ltd.	156,648	846,386	(65.2)
Downer EDI Ltd.	186,820	682,205	(52.5)
Flight Centre Travel Group Ltd.	179,666	1,474,198	(113.5)
Guzman y Gomez Ltd.	17,439	359,001	(27.7)
IGO Ltd.	301,254	754,821	(58.1)
MAC Copper Ltd.	28,002	251,738	(19.4)
NRW Holdings Ltd.	227,519	394,354	(30.4)
Pinnacle Investment Management Group Ltd.	160,934	1,855,991	(143.0)
Ventia Services Group Pty Ltd.	178,538	483,389	(37.2)
WEB Travel Group Ltd.	415,757	1,143,271	(88.1)
		12,205,407
Austria
ANDRITZ AG	8,157	586,160	(45.1)
Kontron AG	16,452	399,785	(30.8)
		985,945
Canada
Algoma Steel Group, Inc.	90,872	465,368	(35.9)
Bird Construction, Inc.	136,702	2,093,268	(161.2)
Canada Goose Holdings, Inc.	97,587	816,882	(62.9)
Centerra Gold, Inc.	643,530	4,308,561	(331.9)
Cineplex, Inc.	34,715	248,540	(19.1)
CT Real Estate Investment Trust	31,678	341,229	(26.3)
Doman Building Materials Group Ltd.	38,554	192,406	(14.8)
Extendicare, Inc.	175,056	1,752,338	(135.0)
Freehold Royalties Ltd.	430,371	3,561,971	(274.4)
Headwater Exploration, Inc.	115,367	468,631	(36.1)
Innergex Renewable Energy, Inc.	277,079	2,729,387	(210.2)
North American Construction Group Ltd.	50,501	769,274	(59.3)
Obsidian Energy Ltd.	138,590	584,077	(45.0)
SunOpta, Inc.	156,089	679,337	(52.3)
Surge Energy, Inc.	279,903	948,170	(73.0)
Transcontinental, Inc., Class A	24,204	330,071	(25.4)
Vermilion Energy, Inc.	1,407,352	8,493,521	(654.2)
		28,783,031
China
Silvercorp Metals, Inc.	311,277	1,162,829	(89.6)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark
Svitzer A/S	13,478	$565,184	(43.5)%
France
Eutelsat Communications SACA	247,716	1,011,643	(77.9)
ICADE	23,688	562,703	(43.3)
Societe BIC SA	1,087	70,331	(5.4)
Ubisoft Entertainment SA	497,700	5,864,058	(451.7)
		7,508,735
Germany
Aroundtown SA	295,382	882,486	(68.0)
Deutsche Pfandbriefbank AG	52,146	319,831	(24.6)
Duerr AG	17,299	409,534	(31.6)
Grand City Properties SA	25,977	310,041	(23.9)
Hapag-Lloyd AG	14,067	2,214,855	(170.6)
TBC Bank Group PLC	13,595	859,809	(66.2)
		4,996,556
Israel
Ituran Location and Control Ltd.	43,708	1,570,865	(121.0)
Melisron Ltd.	1,950	165,901	(12.8)
		1,736,766
Italy
Banca IFIS SpA	22,300	558,753	(43.1)
Credito Emiliano SpA	10,398	142,950	(11.0)
De’ Longhi SpA	30,706	950,252	(73.2)
Hera SpA	760,896	3,602,254	(277.5)
Maire SpA	37,515	405,183	(31.2)
PRADA SpA	182,000	1,136,381	(87.5)
Salvatore Ferragamo SpA	17,565	110,051	(8.5)
Sesa SpA	587	49,613	(3.8)
Webuild SpA	450,989	1,636,217	(126.0)
		8,591,654
Japan
Aisan Industry Co., Inc.	24,800	335,175	(25.8)
Alpen Co., Inc.	9,600	159,989	(12.3)
Alps Alpine Co., Inc.	255,400	2,594,414	(199.8)
Citizen Watch Co., Inc.	566,900	3,279,259	(252.6)
Coca-Cola Bottlers Japan Holdings, Inc.	152,000	2,855,594	(220.0)
Dai-Dan Co., Inc.	34,000	988,323	(76.1)
DTS Corp.	22,500	639,942	(49.3)
Hokuriku Electric Power Co.	45,800	235,372	(18.1)
Ito En Ltd.	62,300	1,490,481	(114.8)
Itochu Enex Co., Inc.	9,300	100,373	(7.7)
Japan Eyewear Holdings Co., Inc.	8,200	132,732	(10.2)
JINS Holdings, Inc.	44,900	2,815,830	(216.9)
Kaneka Corp.	133,100	3,252,862	(250.6)
Kanematsu Corp.	302,800	5,258,587	(405.0)
Keiyo Bank Ltd.	244,500	1,424,922	(109.8)
Konoike Transport Co., Inc.	15,900	291,919	(22.5)
Kyoritsu Maintenance Co., Inc.	124,200	2,636,014	(203.0)
Maruha Nichiro Corp.	87,900	2,008,470	(154.7)
Mitsui Mining & Smelting Co., Inc.	253,400	6,889,181	(530.6)
Nippon Shinyaku Co., Inc.	261,800	6,750,353	(519.9)
Nippon Shokubai Co., Inc.	73,500	861,356	(66.4)
Nisshinbo Holdings, Inc.	25,600	153,029	(11.8)
NTN Corp.	442,800	681,964	(52.5)
PHC Holdings Corp.	44,700	301,595	(23.2)
Ringer Hut Co., Inc.	34,400	536,859	(41.4)
San-In Godo Bank Ltd.	260,600	2,315,220	(178.3)
Sanki Engineering Co., Inc.	10,300	263,175	(20.3)
Security	Shares	Value	% of Basket Value
Japan (continued)
Seino Holdings Co., Inc.	147,200	$2,316,675	(178.4)%
Sekisui House Reit, Inc.	2,530	1,364,883	(105.1)
Senko Group Holdings Co., Inc.	42,100	500,467	(38.6)
SHO-BOND Holdings Co., Inc.	45,100	1,618,927	(124.7)
Siix Corp.	147,200	1,083,934	(83.5)
Sumitomo Warehouse Co., Inc..	5,900	114,603	(8.8)
Taikisha Ltd.	35,600	582,700	(44.9)
Toho Gas Co., Inc.	57,700	1,725,972	(132.9)
Toho Holdings Co., Inc.	205,500	6,718,086	(517.5)
Tokyotokeiba Co., Inc.	54,500	1,601,655	(123.4)
YAMABIKO Corp.	17,500	261,890	(20.2)
Yamaguchi Financial Group, Inc.	259,100	3,061,095	(235.8)
Yamazen Corp.	29,400	289,073	(22.3)
Yaoko Co., Inc.	2,700	180,840	(13.9)
		70,673,790
Monaco
Scorpio Tankers, Inc.	49,665	1,871,874	(144.2)
Netherlands
Koninklijke BAM Groep NV	154,100	1,043,841	(80.4)
Koninklijke Heijmans N.V	26,473	1,355,922	(104.4)
		2,399,763
Norway
Aker Solutions ASA	123,577	335,401	(25.8)
Elkem ASA	141,522	248,948	(19.2)
Odfjell Drilling Ltd.	33,060	172,086	(13.2)
Storebrand ASA	38,166	460,801	(35.5)
Wallenius Wilhelmsen ASA	128,396	930,549	(71.7)
		2,147,785
Portugal
Mota-Engil SGPS SA	427,041	1,695,037	(130.6)
Sweden
MIPS AB	3,751	132,205	(10.2)
Yubico AB	3,526	70,639	(5.4)
		202,844
Switzerland
International Workplace Group PLC	400,432	991,464	(76.4)
United Kingdom
4imprint Group PLC	63,816	2,923,011	(225.1)
Ashmore Group PLC	532,071	1,026,055	(79.0)
Currys PLC	2,105,657	3,120,666	(240.4)
Firstgroup PLC	229,358	527,884	(40.7)
Global Ship Lease, Inc., Class A	174,985	3,765,677	(290.1)
Grafton Group PLC, CDI	23,298	282,024	(21.7)
J D Wetherspoon PLC	151,497	1,324,786	(102.0)
Kier Group PLC	419,963	816,500	(62.9)
Morgan Sindall Group PLC	17,963	849,099	(65.4)
Picton Property Income Ltd.	431,814	438,630	(33.8)
PRS REIT PLC	137,291	212,419	(16.4)
Quilter PLC	1,683,802	3,029,406	(233.3)
Savills PLC	98,962	1,227,223	(94.5)
TP ICAP Group PLC	262,240	900,517	(69.4)
		20,443,897
United States
1-800-Flowers.com, Inc., Class A	23,190	128,241	(9.9)
1st Source Corp.	53,379	3,200,071	(246.5)
ABM Industries, Inc.	144,812	7,058,137	(543.6)
Accel Entertainment, Inc.	17,206	177,222	(13.7)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Adaptive Biotechnologies Corp.	15,706	$115,596	(8.9)%
Advance Auto Parts, Inc.	146,820	4,803,950	(370.0)
Allient, Inc.	10,845	231,541	(17.8)
Alphatec Holdings, Inc.	150,051	1,647,560	(126.9)
Amneal Pharmaceuticals, Inc.	523,143	4,007,275	(308.7)
Angi, Inc.	97,186	1,113,752	(85.8)
Anterix, Inc.	16,072	479,749	(37.0)
Atkore, Inc.	88,789	5,670,953	(436.8)
AtriCure, Inc.	30,540	913,451	(70.4)
BOK Financial Corp.	104,524	9,738,501	(750.1)
Camden National Corp.	17,678	680,957	(52.4)
Castle Biosciences, Inc.	32,321	648,036	(49.9)
Cohen & Steers, Inc.	21,773	1,661,715	(128.0)
Compass Minerals International, Inc.	106,644	1,433,295	(110.4)
ConnectOne Bancorp, Inc.	10,887	245,284	(18.9)
CorVel Corp.	5,894	641,031	(49.4)
Coursera, Inc.	293,073	2,467,675	(190.1)
CRA International, Inc.	6,721	1,090,146	(84.0)
Deluxe Corp.	32,223	470,456	(36.2)
Digi International, Inc.	42,283	1,150,098	(88.6)
Dime Community Bancshares, Inc.	18,150	466,274	(35.9)
Dole PLC	50,387	765,379	(59.0)
Douglas Dynamics, Inc.	6,021	144,384	(11.1)
DXC Technology Co.	252,340	3,916,317	(301.7)
Eagle Bancorp, Inc.	6,755	121,252	(9.3)
El Pollo Loco Holdings, Inc.	58,532	547,274	(42.2)
Enliven Therapeutics, Inc.	20,608	390,316	(30.1)
Envista Holdings Corp.	190,171	3,057,950	(235.5)
EverQuote, Inc., Class A	217,672	5,167,533	(398.0)
Federated Hermes, Inc.	380,749	15,462,217	(1,191.0)
First Financial Corp.	34,060	1,682,564	(129.6)
Fluence Energy, Inc.	28,487	116,512	(9.0)
Fulgent Genetics, Inc.	59,036	1,024,275	(78.9)
GCM Grosvenor, Inc., Class A	40,098	502,829	(38.7)
Gladstone Commercial Corp.	124,826	1,763,791	(135.9)
Hackett Group, Inc.	22,708	579,962	(44.7)
Healthcare Services Group, Inc.	54,705	777,358	(59.9)
HealthStream, Inc.	25,299	850,805	(65.5)
Heartland Express, Inc.	14,977	113,825	(8.8)
Heidrick & Struggles International, Inc.	19,475	759,915	(58.5)
Kaiser Aluminum Corp.	27,176	1,751,765	(134.9)
Kforce, Inc.	83,766	3,199,861	(246.5)
LeMaitre Vascular, Inc.	4,012	364,049	(28.0)
Lindblad Expeditions Holdings, Inc.	126,770	1,120,647	(86.3)
M/I Homes, Inc.	43,641	4,655,622	(358.6)
MDU Resources Group, Inc.	337,545	5,785,521	(445.6)
Midland States Bancorp, Inc.	7,515	122,344	(9.4)
Monarch Casino & Resort, Inc.	796	62,239	(4.8)
Park Hotels & Resorts, Inc.	1,008,995	10,029,410	(772.5)
Paymentus Holdings, Inc., Class A	23,547	764,336	(58.9)
Pennant Group, Inc.	8,500	217,770	(16.8)
Plexus Corp.	77,673	9,509,505	(732.5)
PRA Group, Inc.	23,060	421,998	(32.5)
Proto Labs, Inc.	49,457	1,738,908	(133.9)
REX American Resources Corp.	11,571	459,600	(35.4)
RMR Group, Inc., Class A	6,813	100,015	(7.7)
Saul Centers, Inc.	32,124	1,050,455	(80.9)
SEMrush Holdings, Inc., Class A	17,462	179,509	(13.8)
Shutterstock, Inc.	173,703	2,772,300	(213.5)
Simulations Plus, Inc.	4,505	154,747	(11.9)
SITE Centers Corp.	504,996	5,979,153	(460.5)
Security	Shares	Value	% of Basket Value
United States (continued)
SkyWater Technology, Inc.	27,501	$194,982	(15.0)%
Southern Missouri Bancorp, Inc.	571	30,063	(2.3)
Travel + Leisure Co.	23,851	1,047,774	(80.7)
TTM Technologies, Inc.	45,050	901,901	(69.5)
Tutor Perini Corp.	87,898	1,886,291	(145.3)
UFP Technologies, Inc.	1,596	332,830	(25.6)
Univest Financial Corp.	6,814	201,286	(15.5)
Walker & Dunlop, Inc.	3,607	276,080	(21.3)
Warby Parker, Inc., Class A	131,597	2,172,666	(167.3)
WK Kellogg Co.	14,146	253,638	(19.5)
World Acceptance Corp.	26,452	3,415,482	(263.1)
		149,138,171
Total Reference Entity — Long		316,100,732
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(480)	(2,380)	0.2
Silex Systems Ltd.	(96,114)	(190,684)	14.7
		(193,064)
Belgium
Azelis Group NV	(96,550)	(1,496,046)	115.2
Cofinimmo SA	(4,149)	(331,751)	25.6
Proximus SADP	(176,893)	(1,358,649)	104.6
Shurgard Self Storage Ltd.	(30,595)	(1,269,419)	97.8
Titan America SA	(39,490)	(522,453)	40.2
		(4,978,318)
Bermuda
Conduit Holdings Ltd.	(50,644)	(233,118)	18.0
Canada
EQB, Inc.	(2,994)	(206,991)	16.0
First Capital Real Estate Investment Trust	(6,498)	(80,506)	6.2
First National Financial Corp.	(3,819)	(103,717)	8.0
G Mining Ventures Corp.	(62,728)	(869,984)	67.0
goeasy Ltd.	(280)	(31,613)	2.4
Skeena Resources Ltd.	(100,559)	(1,202,098)	92.6
		(2,494,909)
Colombia
Aris Mining Corp.	(83,462)	(456,480)	35.2
Denmark
Chemometec A/S	(12,814)	(923,223)	71.1
FLSmidth & Co A/S	(60,735)	(2,875,330)	221.5
Ringkjoebing Landbobank A/S	(4,865)	(930,169)	71.6
		(4,728,722)
Faeroe Islands
Bakkafrost P/F	(4,237)	(213,654)	16.5
Finland
Nokian Renkaat Oyj	(206,359)	(1,641,546)	126.4
France
Canal+ SA	(68,653)	(155,960)	12.0
Interparfums SA	(33,402)	(1,323,949)	102.0
SOITEC	(33,422)	(1,896,877)	146.1
		(3,376,786)
Germany
Bayerische Motoren Werke AG	(115,462)	(9,793,195)	754.3
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Eckert & Ziegler SE	(5,135)	$(351,015)	27.1%
Fraport AG Frankfurt Airport Services Worldwide	(96,822)	(6,416,546)	494.2
Sixt SE	(12,537)	(1,191,934)	91.8
		(17,752,690)
Israel
OPC Energy Ltd.	(11,462)	(108,264)	8.3
Italy
Ermenegildo Zegna NV	(18,211)	(144,777)	11.1
Piaggio & C SpA	(74,453)	(146,156)	11.3
Stevanato Group SpA	(64,100)	(1,337,126)	103.0
		(1,628,059)
Japan
Aeon Delight Co., Inc.	(24,100)	(906,289)	69.8
Aeon Mall Co., Inc.	(32,500)	(623,597)	48.0
Aichi Steel Corp.	(300)	(17,682)	1.4
Anycolor, Inc.	(106,100)	(2,735,657)	210.7
Aozora Bank Ltd.	(210,100)	(2,900,857)	223.4
C Uyemura & Co., Inc.	(3,500)	(226,506)	17.4
Chiyoda Corp.	(494,400)	(1,182,670)	91.1
Cover Corp.	(22,500)	(344,972)	26.6
Daiei Kankyo Co., Inc.	(13,600)	(278,624)	21.5
Fujita Kanko, Inc.	(4,000)	(252,657)	19.5
Fukuyama Transporting Co., Inc.	(16,400)	(406,900)	31.3
Future Corp.	(3,900)	(49,176)	3.8
Hokuetsu Corp.	(15,400)	(117,862)	9.1
Iino Kaiun Kaisha Ltd.	(21,500)	(156,699)	12.1
Japan Excellent, Inc.	(495)	(447,238)	34.4
Japan Investment Adviser Co., Inc.	(11,800)	(135,163)	10.4
Krosaki Harima Corp.	(5,600)	(98,302)	7.6
Kumiai Chemical Industry Co., Inc.	(22,000)	(117,467)	9.0
LIFENET INSURANCE CO.	(3,000)	(37,553)	2.9
Mitsui E&S Co., Inc.	(104,800)	(1,337,177)	103.0
Namura Shipbuilding Co., Inc.	(164,300)	(2,318,533)	178.6
Nippon Pillar Packing Co. Ltd.	(1,100)	(27,988)	2.1
Nitto Kogyo Corp.	(16,300)	(342,184)	26.4
Ohsho Food Service Corp.	(5,500)	(124,414)	9.6
PKSHA Technology, Inc.	(2,500)	(49,733)	3.8
RENOVA, Inc.	(105,900)	(485,088)	37.4
Roland Corp.	(400)	(8,880)	0.7
Septeni Holdings Co., Inc.	(30,300)	(77,554)	6.0
Tama Home Co., Inc.	(24,400)	(683,043)	52.6
TOMONY Holdings, Inc.	(59,800)	(229,149)	17.6
Torishima Pump Manufacturing Co., Inc.	(4,600)	(63,448)	4.9
Tsuburaya Fields Holdings, Inc.	(34,900)	(455,598)	35.1
Workman Co., Inc.	(81,400)	(2,564,984)	197.6
		(19,803,644)
Jersey
Ithaca Energy PLC	(24,480)	(43,456)	3.3
Netherlands
AMG Critical Materials NV	(63,788)	(1,136,925)	87.6
Flow Traders Ltd.	(3,952)	(117,014)	9.0
Fugro NV	(120,909)	(1,417,974)	109.2
PostNL NV	(157,885)	(161,204)	12.4
Redcare Pharmacy NV	(25,829)	(3,859,771)	297.3
		(6,692,888)
Security	Shares	Value	% of Basket Value
New Zealand
Ryman Healthcare Ltd.	(807,908)	$(1,059,691)	81.6%
Norway
AutoStore Holdings Ltd.	(1,958,637)	(882,692)	68.0
FLEX LNG Ltd.	(55,727)	(1,314,600)	101.3
Norwegian Air Shuttle ASA	(161,657)	(213,479)	16.4
		(2,410,771)
Portugal
Altri SGPS SA	(183,095)	(1,259,657)	97.0
REN - Redes Energeticas Nacionais SGPS SA	(288,033)	(945,375)	72.8
		(2,205,032)
Singapore
Kulicke & Soffa Industries, Inc.	(36,891)	(1,188,997)	91.6
Spain
Acerinox SA	(182,842)	(2,066,349)	159.1
Mapfre SA	(668,472)	(2,379,760)	183.3
Sacyr SA	(605,159)	(2,219,805)	171.0
Vidrala SA	(3,335)	(363,508)	28.0
Viscofan SA	(14,971)	(1,080,030)	83.2
		(8,109,452)
Sweden
AFRY AB	(138,514)	(2,399,676)	184.8
Axfood AB	(62,015)	(1,733,713)	133.6
Hms Networks Ab	(5,075)	(227,482)	17.5
Sectra AB	(27,042)	(829,667)	63.9
SiriusPoint Ltd.	(309,801)	(5,204,657)	400.9
Thule Group AB	(18,067)	(411,818)	31.7
		(10,807,013)
Switzerland
Cie Financiere Richemont SA, Registered Shares	(15,658)	(2,766,850)	213.1
Garrett Motion, Inc.	(110,484)	(1,018,663)	78.5
		(3,785,513)
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(101,022)	(91,064)	7.0
Auction Technology Group PLC	(33,016)	(256,523)	19.8
Breedon Group PLC	(432,459)	(2,481,713)	191.1
Fidelis Insurance Holdings Ltd.	(221,369)	(3,619,383)	278.8
Ibstock PLC	(39,934)	(95,796)	7.4
ITV PLC	(3,054,292)	(3,291,893)	253.5
Mobico Group PLC	(512,206)	(212,688)	16.4
Morgan Advanced Materials PLC	(626,710)	(1,643,707)	126.6
OSB Group PLC	(203,391)	(1,292,804)	99.6
Watches of Switzerland Group PLC	(72,226)	(343,637)	26.5
		(13,329,208)
United States
AAR Corp.	(52,143)	(2,787,565)	214.7
Adeia, Inc.	(84,801)	(1,043,900)	80.4
Apollo Commercial Real Estate Finance, Inc.	(221,368)	(2,074,218)	159.8
Apple Hospitality REIT, Inc.	(123,390)	(1,452,300)	111.9
Archer Aviation, Inc., Class A	(259,654)	(2,162,918)	166.6
Astrana Health, Inc.	(113,660)	(3,542,782)	272.9
Astronics Corp.	(6,714)	(152,341)	11.7
Atlanta Braves Holdings, Inc.	(132,490)	(5,281,051)	406.8
Atlas Energy Solutions, Inc.	(121,721)	(1,646,885)	126.8
Avanos Medical, Inc.	(129,307)	(1,622,803)	125.0

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Avis Budget Group, Inc.	(6,145)	$(569,211)	43.8%
Baldwin Insurance Group, Inc.	(52,067)	(2,167,029)	166.9
Barrett Business Services, Inc.	(3,799)	(154,087)	11.9
Bausch & Lomb Corp.	(16,211)	(187,399)	14.4
BGC Group, Inc., Class A	(62,636)	(567,482)	43.7
Boston Omaha Corp., Class A	(27,726)	(430,585)	33.2
Bread Financial Holdings, Inc.	(94,442)	(4,481,273)	345.2
BrightView Holdings, Inc.	(230,524)	(3,162,789)	243.6
Bristow Group, Inc.	(3,981)	(115,608)	8.9
Cadre Holdings, Inc.	(55,392)	(1,614,677)	124.4
Caleres, Inc.	(343,901)	(5,241,051)	403.7
California Water Service Group	(26,086)	(1,321,256)	101.8
Cavco Industries, Inc.	(2,857)	(1,410,930)	108.7
CECO Environmental Corp.	(50,046)	(1,190,594)	91.7
Centuri Holdings, Inc.	(52,057)	(934,944)	72.0
Century Aluminum Co.	(7,079)	(116,166)	8.9
Coastal Financial Corp.	(10,042)	(824,950)	63.5
Columbus McKinnon Corp.	(17,887)	(265,622)	20.5
Core Laboratories, Inc.	(17,207)	(195,644)	15.1
CorMedix, Inc.	(39,184)	(360,101)	27.7
Crescent Energy Co., Class A	(863,791)	(7,152,190)	550.9
Cytek Biosciences, Inc.	(34,109)	(126,544)	9.7
Daktronics, Inc.	(15,939)	(202,266)	15.6
DiamondRock Hospitality Co.	(218,947)	(1,607,071)	123.8
Distribution Solutions Group, Inc.	(13,334)	(347,217)	26.7
Donnelley Financial Solutions, Inc.	(4,357)	(210,007)	16.2
Driven Brands Holdings, Inc.	(224,313)	(3,705,651)	285.4
Eastern Bankshares, Inc.	(256,663)	(3,829,412)	295.0
Edgewell Personal Care Co.	(37,500)	(1,145,625)	88.2
Embecta Corp.	(39,537)	(481,956)	37.1
Energy Fuels, Inc.	(64,145)	(291,737)	22.5
Enerpac Tool Group Corp.	(222,147)	(8,968,074)	690.8
Enviri Corp.	(9,171)	(63,005)	4.8
ePlus, Inc.	(14,337)	(894,055)	68.9
Federal Agricultural Mortgage Corp.	(6,192)	(1,085,643)	83.6
First Busey Corp.	(59,391)	(1,234,739)	95.1
First Commonwealth Financial Corp.	(54,342)	(832,519)	64.1
First Community Bankshares, Inc.	(195)	(7,348)	0.6
Fiverr International Ltd.	(25,870)	(658,392)	50.7
Flowco Holdings, Inc., Class A	(5,579)	(107,786)	8.3
Four Corners Property Trust, Inc.	(361,870)	(10,114,267)	779.0
Franklin Electric Co., Inc.	(30,268)	(2,571,569)	198.1
GEO Group, Inc.	(13,547)	(423,750)	32.6
Global Business Travel Group I	(410,362)	(2,753,529)	212.1
Green Brick Partners, Inc.	(13,209)	(779,199)	60.0
Guess?, Inc.	(205,429)	(2,311,076)	178.0
Hanesbrands, Inc.	(1,705,019)	(7,826,037)	602.8
Hawaiian Electric Industries, Inc.	(19,950)	(209,475)	16.1
HB Fuller Co.	(175,302)	(9,473,320)	729.7
HCI Group, Inc.	(1,583)	(231,593)	17.8
HighPeak Energy, Inc.	(5,280)	(42,293)	3.3
HNI Corp.	(39,749)	(1,681,383)	129.5
Horace Mann Educators Corp.	(47,473)	(1,972,028)	151.9
Huron Consulting Group, Inc.	(17,161)	(2,313,131)	178.2
I3 Verticals, Inc., Class A	(161,856)	(4,065,823)	313.2
Ibotta, Inc., Class A	(42,510)	(2,074,488)	159.8
Security	Shares	Value	% of Basket Value
United States (continued)
IMAX Corp.	(13,070)	$(317,993)	24.5%
Inmode Ltd.	(87,927)	(1,239,771)	95.5
Innodata, Inc.	(29,011)	(1,097,196)	84.5
Innospec, Inc.	(4,208)	(376,532)	29.0
International Money Express, Inc.	(116,349)	(1,445,055)	111.3
iRhythm Technologies, Inc.	(377)	(40,298)	3.1
Janus International Group, Inc.	(444,442)	(3,057,761)	235.5
Knowles Corp.	(111,527)	(1,755,435)	135.2
Legacy Housing Corp.	(1,366)	(33,228)	2.6
Lemonade, Inc.	(79,531)	(2,323,896)	179.0
Liberty Media Corp.-Liberty Live, Class C	(28,138)	(2,012,148)	155.0
Limbach Holdings, Inc.	(8,312)	(795,791)	61.3
Liquidity Services, Inc.	(3,622)	(115,107)	8.9
Live Oak Bancshares, Inc.	(97,253)	(2,542,193)	195.8
Marten Transport Ltd.	(198,421)	(2,547,726)	196.2
MeridianLink, Inc.	(15,484)	(261,834)	20.2
MFA Financial, Inc.	(264,941)	(2,601,721)	200.4
Middlesex Water Co.	(12,601)	(795,375)	61.3
Mirion Technologies, Inc.	(211,907)	(3,343,893)	257.6
NBT Bancorp, Inc.	(12,390)	(524,593)	40.4
nLight, Inc.	(7,114)	(54,849)	4.2
NPK International, Inc.	(362,098)	(2,092,926)	161.2
Nu Skin Enterprises, Inc., Class A	(161,258)	(1,020,763)	78.6
OPENLANE, Inc.	(217,326)	(4,022,704)	309.8
Perdoceo Education Corp.	(4,667)	(117,235)	9.0
Phathom Pharmaceuticals, Inc.	(17,351)	(74,436)	5.7
Playa Hotels & Resorts NV	(17,074)	(229,133)	17.6
Pursuit Attractions and Hospitality, Inc.	(7,765)	(227,437)	17.5
Rayonier, Inc.	(325,626)	(7,964,812)	613.5
RCI Hospitality Holdings, Inc.	(7,563)	(300,100)	23.1
Ready Capital Corp.	(223,666)	(995,314)	76.7
RXO, Inc.	(159,405)	(2,246,017)	173.0
Sable Offshore Corp.	(170,865)	(3,188,341)	245.6
Select Water Solutions, Inc.	(225,794)	(1,923,765)	148.2
Sezzle, Inc.	(26,057)	(1,353,661)	104.3
Smith Douglas Homes Corp.	(136,684)	(2,658,504)	204.8
Sonoco Products Co.	(181,698)	(7,449,618)	573.8
Sweetgreen, Inc., Class A	(97,279)	(1,894,995)	146.0
Tarsus Pharmaceuticals, Inc.	(16,611)	(862,277)	66.4
Teladoc Health, Inc.	(134,946)	(970,262)	74.7
Thermon Group Holdings, Inc.	(19,923)	(522,580)	40.2
Towne Bank	(39,827)	(1,312,300)	101.1
TreeHouse Foods, Inc.	(42,465)	(989,010)	76.2
TriMas Corp.	(101,368)	(2,437,900)	187.8
Trupanion, Inc.	(12,610)	(461,526)	35.5
Vicor Corp.	(18,823)	(751,132)	57.9
WaVe Life Sciences Ltd.	(95,040)	(733,709)	56.5
Westrock Coffee Co.	(4,968)	(28,814)	2.2
White Mountains Insurance Group Ltd.	(1,666)	(2,944,572)	226.8
Worthington Steel, Inc.	(3,990)	(102,383)	7.9
Xenia Hotels & Resorts, Inc.	(307,356)	(3,282,562)	252.8
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Xometry, Inc., Class A	(12,187)	$(312,475)	24.1%
XPEL, Inc.	(18,566)	(531,730)	41.0
(210,157,747)
Total Reference Entity — Short		(317,399,022)
Net Value of Reference Entity — UBS AG		$(1,298,290)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	106,169	$723,542	(2.3)%
JB Hi-Fi Ltd.	73,023	4,839,069	(15.6)
Worley Ltd.	21,007	167,364	(0.5)
		5,729,975
Canada
Alamos Gold, Inc., Class A	30,178	862,698	(2.8)
Algonquin Power & Utilities Corp.	135,601	730,825	(2.3)
Aritzia, Inc.	8,725	306,888	(1.0)
Barrick Gold Corp.	182,603	3,482,252	(11.2)
BCE, Inc.	137,962	3,066,267	(9.8)
Constellation Software, Inc.	49	176,592	(0.6)
FirstService Corp.	9,866	1,731,595	(5.6)
George Weston Ltd.	13,066	2,545,719	(8.2)
Keyera Corp.	140,685	4,366,684	(14.0)
Loblaw Cos Ltd.	5,836	947,408	(3.0)
Lundin Gold, Inc.	15,424	629,110	(2.0)
Restaurant Brands International, Inc.	12,149	782,820	(2.5)
Royal Bank of Canada	24,804	2,977,164	(9.6)
Secure Waste Infrastructure Corp.	22,475	214,055	(0.7)
Stantec, Inc.	34,870	3,060,547	(9.8)
		25,880,624
Denmark
Tryg A/S	99,806	2,381,166	(7.7)
Finland
Sampo Oyj, Class A	14,476	145,029	(0.5)
France
Capgemini SE	17,505	2,794,715	(9.0)
Carrefour SA	285,143	4,397,963	(14.1)
Gaztransport Et Technigaz SA	11,950	1,947,883	(6.2)
Valeo SE	977,263	9,705,362	(31.2)
		18,845,923
Germany
Adidas AG	81,622	18,780,531	(60.4)
E.ON SE	778,032	13,607,461	(43.7)
SAP SE	15,750	4,608,272	(14.8)
Siemens AG, Registered Shares	10,930	2,516,758	(8.1)
thyssenkrupp AG	14,216	163,033	(0.5)
		39,676,055
Security	Shares	Value	% of Basket Value
Hong Kong
Link REIT	1,226,503	$5,742,309	(18.4)%
Italy
A2A SpA	192,230	488,893	(1.6)
Saipem SpA	478,546	1,105,427	(3.5)
Unipol Assicurazioni SpA	31,583	566,495	(1.8)
		2,160,815
Japan
Amada Co., Inc.	178,500	1,787,325	(5.7)
Astellas Pharma, Inc.	110,600	1,107,564	(3.6)
Dentsu Group, Inc.	7,200	150,956	(0.5)
Ebara Corp.	149,900	2,251,765	(7.2)
J Front Retailing Co., Inc.	44,300	542,239	(1.7)
Kyocera Corp.	169,200	2,005,312	(6.4)
Mitsubishi Chemical Group Corp.	187,600	912,028	(2.9)
Mitsubishi HC Capital, Inc.	237,700	1,681,522	(5.4)
NEC Corp.	443,300	10,791,171	(34.7)
NIPPON EXPRESS HOLDINGS, Inc.	84,400	1,507,203	(4.8)
Obayashi Corp.	170,100	2,639,131	(8.5)
Oji Holdings Corp.	155,200	732,627	(2.4)
Resona Holdings, Inc.	22,200	178,084	(0.6)
SBI Holdings, Inc.	38,200	1,004,449	(3.2)
Shimizu Corp.	290,500	3,103,437	(10.0)
Shin-Etsu Chemical Co., Inc.	63,500	1,932,398	(6.2)
Sumitomo Mitsui Trust Group, Inc.	153,100	3,787,500	(12.2)
THK Co., Inc.	14,500	357,207	(1.2)
Tokyo Gas Co., Inc.	25,600	850,504	(2.7)
		37,322,422
Netherlands
ASML Holding NV	4,236	2,835,756	(9.1)
Wolters Kluwer NV	1,870	330,165	(1.1)
		3,165,921
New Zealand
Xero Ltd.	50,131	5,279,450	(17.0)
Norway
Var Energi ASA	300,970	827,581	(2.7)
Spain
ACS Actividades de Construccion y Servicios SA	152,278	9,540,951	(30.6)
Telefonica SA	1,755,358	9,017,700	(29.0)
		18,558,651
Sweden
Alfa Laval AB	107,292	4,450,024	(14.3)
Atlas Copco AB	111,993	1,733,506	(5.6)
Tele2 AB	89,947	1,327,081	(4.2)
		7,510,611
Switzerland
Givaudan SA, Registered Shares	4,344	20,957,017	(67.3)
Sportradar Group AG, Class A	9,471	218,875	(0.7)
		21,175,892
United Kingdom
HSBC Holdings PLC	176,611	1,968,750	(6.3)
Intertek Group PLC	326,079	20,026,111	(64.3)
J Sainsbury PLC	3,326,814	11,823,873	(38.0)
Just Eat Takeaway.com NV	200,779	4,394,069	(14.1)
Kingfisher PLC	239,970	922,324	(3.0)
Smiths Group PLC	132,036	3,290,283	(10.6)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
TechnipFMC PLC	1,012,335	$28,517,477	(91.6)%
United Utilities Group PLC	26,367	396,411	(1.3)
		71,339,298
United States
AECOM	39,240	3,871,026	(12.4)
Agilent Technologies, Inc.	45,767	4,924,529	(15.8)
Alexandria Real Estate Equities, Inc.	8,235	598,355	(1.9)
American Airlines Group, Inc.	833,189	8,290,231	(26.6)
Ameriprise Financial, Inc.	24,347	11,467,924	(36.8)
Antero Resources Corp.	64,912	2,260,885	(7.3)
AutoNation, Inc.	5,888	1,025,395	(3.3)
BellRing Brands, Inc.	4,133	318,820	(1.0)
Booz Allen Hamilton Holding Corp.	128,480	15,420,170	(49.5)
BorgWarner, Inc.	688,048	19,526,802	(62.7)
Boston Scientific Corp.	16,258	1,672,460	(5.4)
BP PLC	109,748	506,749	(1.6)
Carvana Co.	5,686	1,389,374	(4.5)
CBRE Group, Inc., Class A	13,665	1,669,590	(5.4)
Chipotle Mexican Grill, Inc.	40,267	2,034,289	(6.5)
Church & Dwight Co., Inc.	2,358	234,244	(0.8)
Citigroup, Inc.	5,494	375,680	(1.2)
Comerica, Inc.	11,334	609,203	(2.0)
Crane Co.	3,673	591,280	(1.9)
Crown Holdings, Inc.	150,899	14,536,101	(46.7)
CubeSmart	74,997	3,050,128	(9.8)
Dynatrace, Inc.	30,766	1,445,079	(4.6)
Encompass Health Corp.	60,107	7,031,918	(22.6)
Essent Group Ltd.	39,795	2,265,529	(7.3)
Flowserve Corp.	68,328	3,090,475	(9.9)
Freeport-McMoRan, Inc.	213,316	7,685,775	(24.7)
GFL Environmental, Inc.	67,407	3,363,505	(10.8)
Gitlab, Inc., Class A	22,557	1,052,735	(3.4)
Insulet Corp.	3,015	760,654	(2.4)
Invesco Ltd.	119,632	1,666,474	(5.4)
Jazz Pharmaceuticals PLC	48,627	5,687,414	(18.3)
Johnson Controls International PLC	41,894	3,514,907	(11.3)
Jones Lang LaSalle, Inc.	15,533	3,532,360	(11.3)
Kyndryl Holdings, Inc.	48,655	1,577,395	(5.1)
Lamar Advertising Co., Class A	15,713	1,788,297	(5.7)
Lazard, Inc.	36,207	1,408,452	(4.5)
Lincoln Electric Holdings, Inc.	17,186	3,028,173	(9.7)
Lithia Motors, Inc.	2,722	796,893	(2.6)
MarketAxess Holdings, Inc.	1,122	248,624	(0.8)
MasTec, Inc.	230,254	29,315,939	(94.2)
Medpace Holdings, Inc.	3,914	1,207,038	(3.9)
Natera, Inc.	14,012	2,114,831	(6.8)
New York Times Co., Class A	40,624	2,114,885	(6.8)
NiSource, Inc.	50,190	1,962,931	(6.3)
NVR, Inc.	171	1,218,503	(3.9)
Onto Innovation, Inc.	13,278	1,619,518	(5.2)
PPG Industries, Inc.	6,291	684,838	(2.2)
Qualys, Inc.	14	1,760	(0.0)
S&P Global, Inc.	20,071	10,036,504	(32.2)
Sarepta Therapeutics, Inc.	4,882	304,637	(1.0)
Taylor Morrison Home Corp.	21,203	1,215,992	(3.9)
Tenable Holdings, Inc.	53,867	1,646,714	(5.3)
Tenet Healthcare Corp.	5,243	749,487	(2.4)
TG Therapeutics, Inc.	14,765	671,955	(2.2)
Tractor Supply Co.	171,463	8,679,457	(27.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Trane Technologies PLC	7,685	$2,945,737	(9.5)%
Travelers Cos, Inc.	76,454	20,193,795	(64.9)
Universal Health Services, Inc., Class B	69,173	12,248,463	(39.4)
US Foods Holding Corp.	49,587	3,255,882	(10.5)
Valero Energy Corp.	28,414	3,298,581	(10.6)
VeriSign, Inc.	15,486	4,368,910	(14.0)
Verisk Analytics, Inc.	6,432	1,906,638	(6.1)
Warner Bros Discovery, Inc.	226,403	1,962,914	(6.3)
West Pharmaceutical Services, Inc.	12,634	2,669,438	(8.6)
Williams Cos, Inc.	168,204	9,851,708	(31.7)
WillScot Holdings Corp.	82,231	2,065,643	(6.6)
Yum! Brands, Inc.	19,438	2,924,253	(9.4)
		275,554,845
Preferred Stocks
Germany
Henkel AG & Co KGaA	64,730	5,027,343	(16.1)
Total Reference Entity — Long		546,323,910
Reference Entity — Short
Common Stocks
Australia
Sigma Healthcare Ltd.	(633)	(1,221)	0.0
Belgium
D’ieteren Group	(7,854)	(1,568,451)	5.0
Canada
RB Global, Inc.	(1)	(101)	0.0
China
Wharf Holdings Ltd..	(6,000)	(15,071)	0.1
Denmark
Coloplast A/S, Class B	(5,178)	(585,958)	1.9
Novonesis Novozymes B, Class B	(22,232)	(1,444,131)	4.6
Orsted AS	(20,245)	(805,609)	2.6
ROCKWOOL A/S	(11,337)	(517,536)	1.7
		(3,353,234)
Finland
Neste OYJ	(97,869)	(1,015,228)	3.3
Stora Enso OYJ	(89,005)	(826,713)	2.6
		(1,841,941)
France
Accor SA	(51,879)	(2,556,202)	8.2
Alstom SA	(43,885)	(1,059,786)	3.4
Amundi SA	(899)	(71,013)	0.2
Bollore SE	(29,481)	(182,352)	0.6
Edenred SE	(30,985)	(966,328)	3.1
EssilorLuxottica SA	(118,987)	(34,286,459)	110.2
Sartorius Stedim Biotech	(13,039)	(3,077,086)	9.9
Sodexo SA	(27,437)	(1,741,613)	5.6
		(43,940,839)
Germany
Bayerische Motoren Werke AG	(91,655)	(7,773,946)	25.0
Hannover Rueck SE	(9,363)	(3,005,519)	9.7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	(21,979)	(15,047,032)	48.3
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Nordex SE	(6,819)	$(127,674)	0.4%
Puma SE	(80,864)	(2,087,977)	6.7
		(28,042,148)
Hong Kong
Hang Seng Bank Ltd.	(162,900)	(2,273,886)	7.3
Hong Kong & China Gas Co., Inc.	(168,000)	(151,162)	0.5
MTR Corp. Ltd.	(1,306,000)	(4,508,738)	14.5
		(6,933,786)
Israel
Oddity Tech Ltd., Class A	(11,041)	(678,359)	2.2
Teva Pharmaceutical Industries Ltd., ADR	(79,198)	(1,228,361)	3.9
		(1,906,720)
Italy
Davide Campari-Milano NV	(155,174)	(1,041,254)	3.3
Nexi SpA	(272,327)	(1,590,678)	5.1
Ryanair Holdings PLC	(1,024,623)	(24,390,639)	78.4
		(27,022,571)
Japan
Hoshizaki Corp.	(16,800)	(714,271)	2.3
JFE Holdings, Inc.	(104,900)	(1,221,667)	3.9
Kikkoman Corp.	(17,800)	(174,247)	0.6
Nippon Building Fund, Inc.	(594)	(551,356)	1.8
Nippon Sanso Holdings Corp.	(7,000)	(224,023)	0.7
Nitori Holdings Co., Inc.	(600)	(71,391)	0.2
Rakus Co., Inc.	(21,700)	(329,727)	1.1
SG Holdings Co., Inc.	(34,400)	(362,220)	1.2
Tokyo Metro Co., Inc.	(108,700)	(1,377,341)	4.4
		(5,026,243)
Netherlands
ASM International NV	(12,624)	(6,170,447)	19.8
Heineken Holding NV	(2,036)	(159,195)	0.5
Heineken NV	(78)	(6,982)	0.0
IMCD NV	(12,608)	(1,676,620)	5.4
JDE Peet’s NV	(26,013)	(629,746)	2.0
NXP Semiconductors NV	(21,169)	(3,901,658)	12.6
		(12,544,648)
New Zealand
Auckland International Airport Ltd.	(39,888)	(178,175)	0.6
Singapore
STMicroelectronics NV	(116,689)	(2,652,704)	8.5
Spain
Amadeus IT Group SA	(81,869)	(6,444,155)	20.7
Sweden
Autoliv, Inc.	(18,997)	(1,771,090)	5.7
Epiroc AB, Class A	(13,497)	(292,004)	0.9
Epiroc AB, Class B	(85,903)	(1,684,692)	5.4
Sagax AB, Class B	(20,626)	(468,814)	1.5
		(4,216,600)
Switzerland
Cie Financiere Richemont SA, Registered Shares	(139,377)	(24,628,640)	79.1
United Kingdom
3i Group PLC	(23,095)	(1,309,279)	4.2
Associated British Foods PLC	(54,102)	(1,491,330)	4.8
Croda International PLC	(67,120)	(2,649,475)	8.5
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
easyJet PLC	(1,073,764)	$(7,119,104)	22.9%
JD Sports Fashion PLC	(2,527,142)	(2,660,589)	8.5
Severn Trent PLC	(8,496)	(316,028)	1.0
		(15,545,805)
United States
Abbott Laboratories	(205,291)	(26,841,798)	86.2
AGCO Corp.	(142,277)	(12,069,358)	38.8
Air Lease Corp.	(76,367)	(3,570,921)	11.5
Akamai Technologies, Inc.	(37,109)	(2,990,243)	9.6
Alliant Energy Corp.	(38,310)	(2,338,442)	7.5
Amentum Holdings, Inc.	(254,829)	(5,560,369)	17.9
Antero Midstream Corp.	(68,162)	(1,128,081)	3.6
ATI, Inc.	(83,411)	(4,535,890)	14.6
Aurora Innovation, Inc.	(197,418)	(1,429,306)	4.6
Berkshire Hathaway, Inc., Class B	(58,143)	(31,004,755)	99.6
CCC Intelligent Solutions Holdings, Inc.	(11,424)	(105,786)	0.3
Coca-Cola Consolidated, Inc.	(572)	(775,523)	2.5
CommVault Systems, Inc.	(1,158)	(193,537)	0.6
Cooper Cos, Inc.	(39,795)	(3,250,058)	10.4
Core & Main, Inc., Class A	(6,635)	(349,532)	1.1
Corteva, Inc.	(139,770)	(8,664,342)	27.8
Coty, Inc., Class A	(639,823)	(3,231,106)	10.4
Dolby Laboratories, Inc., Class A	(21,507)	(1,651,523)	5.3
Dollar Tree, Inc.	(53,704)	(4,391,376)	14.1
Essential Utilities, Inc.	(10,744)	(441,901)	1.4
Expand Energy Corp.	(117,731)	(12,232,251)	39.3
F5, Inc.	(10,942)	(2,896,785)	9.3
First Solar, Inc.	(30,715)	(3,864,561)	12.4
Fiserv, Inc.	(45,980)	(8,486,529)	27.3
Fortune Brands Innovations, Inc.	(9,224)	(496,436)	1.6
Freshpet, Inc.	(204)	(15,002)	0.0
Hamilton Lane, Inc., Class A	(107,128)	(16,550,205)	53.2
Hancock Whitney Corp.	(22,402)	(1,166,920)	3.8
Hormel Foods Corp.	(32,769)	(979,793)	3.1
HP, Inc.	(728,936)	(18,638,894)	59.9
Huntington Ingalls Industries, Inc.	(7,778)	(1,791,585)	5.8
Inspire Medical Systems, Inc.	(1,235)	(195,599)	0.6
International Paper Co.	(139,218)	(6,359,478)	20.4
Johnson & Johnson	(114,938)	(17,965,959)	57.7
Knife River Corp.	(2,981)	(278,366)	0.9
Lantheus Holdings, Inc.	(16,656)	(1,737,887)	5.6
Las Vegas Sands Corp.	(144,743)	(5,307,726)	17.1
Lumen Technologies, Inc.	(584,987)	(2,070,854)	6.7
McDonald’s Corp.	(68,883)	(22,018,451)	70.7
Mohawk Industries, Inc.	(34,107)	(3,627,279)	11.7
NetApp, Inc.	(39,184)	(3,516,764)	11.3
Pinnacle Financial Partners, Inc.	(563)	(56,435)	0.2
Procore Technologies, Inc.	(18,065)	(1,157,786)	3.7
Procter & Gamble Co.	(32,132)	(5,223,699)	16.8
Pure Storage, Inc., Class A	(178,385)	(8,091,544)	26.0
Raymond James Financial, Inc.	(39,327)	(5,389,372)	17.3
Robinhood Markets, Inc., Class A	(264,240)	(12,976,826)	41.7
Rocket Lab USA, Inc.	(84,084)	(1,832,190)	5.9
Roper Technologies, Inc.	(58,025)	(32,498,642)	104.4
Shift4 Payments, Inc., Class A	(21,065)	(1,723,117)	5.5
Smurfit WestRock PLC	(509,905)	(21,426,208)	68.8
Snap, Inc., Class A	(376)	(2,993)	0.0
Starwood Property Trust, Inc.	(442,078)	(8,483,477)	27.3
Summit Therapeutics, Inc.	(4,799)	(115,752)	0.4
TD SYNNEX Corp.	(16,429)	(1,820,333)	5.8

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Terreno Realty Corp.	(105,425)	$(5,938,590)	19.1%
Upstart Holdings, Inc.	(21,042)	(1,005,808)	3.2
WW Grainger, Inc.	(26,937)	(27,591,838)	88.6
Xcel Energy, Inc.	(61,874)	(4,374,492)	14.1
		(384,430,273)
Preferred Stocks
Germany
Porsche Automobil Holding SE	(30,720)	(1,266,611)	4.1
Volkswagen AG	(53,937)	(5,868,904)	18.8
Rights
Spain
EDP Renovaveis SA, (Expires 05/19/25, Strike Price EUR	(216,844)	(22,109)	0.1
Total Reference Entity — Short		(577,450,950)
Net Value of Reference Entity — UBS AG		$(31,127,040)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 09/03/29 – 09/04/29:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	83,017	$565,761	(4.0)%
Computershare Ltd.	60,744	1,587,326	(11.1)
Evolution Mining Ltd.	32,470	162,838	(1.1)
JB Hi-Fi Ltd.	30,045	1,991,014	(13.9)
South32 Ltd.	990,920	1,707,648	(12.0)
		6,014,587
Austria
Erste Group Bank AG	5,209	352,762	(2.5)
Belgium
Groupe Bruxelles Lambert NV	2,124	175,218	(1.2)
UCB SA	7,299	1,338,192	(9.4)
		1,513,410
Canada
Alamos Gold, Inc., Class A	48,609	1,389,584	(9.7)
Aritzia, Inc.	11,481	403,825	(2.8)
Canadian National Railway Co.	4,043	391,543	(2.8)
Canadian Utilities Ltd., Class A	61,627	1,725,073	(12.1)
CGI, Inc.	20,821	2,207,757	(15.5)
Constellation Software, Inc.	295	1,063,153	(7.5)
Empire Co., Inc.	23,904	887,774	(6.2)
Finning International, Inc.	235,488	6,646,481	(46.6)
FirstService Corp.	23,938	4,201,392	(29.4)
Keyera Corp.	88,444	2,745,190	(19.2)
Kinaxis, Inc.	675	91,144	(0.6)
Lundin Gold, Inc.	38,168	1,556,787	(10.9)
MEG Energy Corp.	48,006	673,463	(4.7)
Pembina Pipeline Corp.	10,300	393,740	(2.8)
Security	Shares	Value	% of Basket Value
Canada (continued)
Stantec, Inc.	63,756	$5,595,877	(39.2)%
Sun Life Financial, Inc.	24,037	1,432,351	(10.0)
		31,405,134
Chile
Antofagasta PLC	4,675	102,595	(0.7)
Denmark
Vestas Wind Systems A/S	261,319	3,483,957	(24.4)
France
Dassault Systemes SE	3,429	128,506	(0.9)
Eiffage SA	18,436	2,508,637	(17.6)
Gaztransport Et Technigaz SA	2,394	390,229	(2.7)
Thales SA	2,809	786,863	(5.5)
Valeo SE	1,340,914	13,316,841	(93.3)
		17,131,076
Germany
Adidas AG	115,482	26,571,431	(186.1)
GEA Group AG	28,588	1,865,072	(13.1)
HUGO BOSS AG	22,870	953,892	(6.7)
Nemetschek SE	3,139	417,125	(2.9)
Rational AG	2,665	2,286,661	(16.0)
Rheinmetall AG	6,670	11,359,359	(79.6)
Scout24 SE	2,571	306,403	(2.1)
		43,759,943
Hong Kong
Hongkong Land Holdings Ltd.	30,700	150,246	(1.1)
Link REIT	266,300	1,246,778	(8.7)
		1,397,024
Italy
A2A SpA	628,562	1,598,603	(11.2)
BPER Banca SPA	561,375	4,559,535	(31.9)
Leonardo SpA	1,653	85,937	(0.6)
Mediobanca Banca di Credito Finanziario SpA	78,784	1,611,449	(11.3)
Prysmian SpA	36,355	1,997,060	(14.0)
Saipem SpA	245,259	566,541	(4.0)
Unipol Assicurazioni SpA	313,335	5,620,199	(39.3)
		16,039,324
Japan
Amada Co., Inc.	253,000	2,533,296	(17.8)
Asahi Intecc Co., Inc.	418,000	6,426,664	(45.0)
Asahi Kasei Corp.	294,900	2,055,082	(14.4)
Astellas Pharma, Inc.	228,500	2,288,232	(16.0)
Dai Nippon Printing Co., Inc.	83,100	1,158,308	(8.1)
Ebara Corp.	125,400	1,883,731	(13.2)
ENEOS Holdings, Inc.	226,400	1,089,941	(7.6)
Hulic Co., Inc.	89,000	930,664	(6.5)
Inpex Corp.	84,000	1,050,797	(7.4)
J Front Retailing Co., Inc.	134,200	1,642,628	(11.5)
Japan Airlines Co., Inc.	65,900	1,193,937	(8.4)
Kao Corp.	5,000	214,108	(1.5)
Kyocera Corp.	396,700	4,701,580	(32.9)
MISUMI Group, Inc.	3,400	47,631	(0.3)
Mitsubishi Chemical Group Corp.	672,400	3,268,910	(22.9)
Mitsubishi UFJ Financial Group, Inc.	91,100	1,147,780	(8.0)
NEC Corp.	156,000	3,797,480	(26.6)
Nexon Co., Inc.	60,400	947,656	(6.6)
NIPPON EXPRESS HOLDINGS, Inc.	121,500	2,169,729	(15.2)
Nissan Chemical Corp.	35,900	1,050,026	(7.4)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Obayashi Corp.	220,600	$3,422,648	(24.0)%
Ono Pharmaceutical Co., Inc.	48,300	555,978	(3.9)
Shimizu Corp.	343,500	3,669,641	(25.7)
Sumitomo Mitsui Trust Group, Inc.	127,900	3,164,084	(22.2)
Takashimaya Co., Inc.	483,700	3,729,399	(26.1)
Takeda Pharmaceutical Co., Inc.	89,700	2,713,300	(19.0)
THK Co., Inc.	3,300	81,295	(0.6)
Tohoku Electric Power Co., Inc.	127,100	913,411	(6.4)
Tokyo Electron Ltd.	900	134,009	(0.9)
Tokyo Gas Co., Inc.	47,000	1,561,471	(10.9)
Tokyu Fudosan Holdings Corp.	234,700	1,643,795	(11.5)
		61,187,211
Macau
Galaxy Entertainment Group Ltd.	179,000	646,476	(4.5)
New Zealand
Xero Ltd.	58,618	6,173,241	(43.2)
Norway
Salmar ASA	2,136	105,551	(0.8)
Spain
ACS Actividades de Construccion y Servicios SA	116,152	7,277,483	(51.0)
Telefonica SA	949,512	4,877,874	(34.1)
		12,155,357
Sweden
Alfa Laval AB	249,336	10,341,416	(72.4)
Assa Abloy AB, Class B	59,347	1,801,417	(12.6)
Trelleborg AB	2,661	91,756	(0.7)
		12,234,589
Switzerland
Givaudan SA, Registered Shares	2,679	12,924,458	(90.5)
United Kingdom
Berkeley Group Holdings PLC	8,820	491,656	(3.4)
Centrica PLC	96,761	207,168	(1.5)
Informa PLC	8,106	79,187	(0.6)
Intertek Group PLC	443,417	27,232,413	(190.7)
J Sainsbury PLC	4,185,993	14,877,492	(104.2)
Kingfisher PLC	53,017	203,771	(1.4)
		43,091,687
United States
Experian PLC	40,556	2,017,703	(14.1)
Sanofi SA	14,483	1,584,322	(11.1)
		3,602,025
Zambia
First Quantum Minerals Ltd.	159,849	2,146,239	(15.0)
Preferred Stocks
Germany
Henkel AG & Co KGaA	12,260	952,190	(6.7)
Total Reference Entity — Long		276,418,836
Reference Entity — Short
Common Stocks
Australia
Sigma Healthcare Ltd.	(87,704)	(169,240)	1.2
Security	Shares	Value	% of Basket Value
Belgium
D’ieteren Group	(40,103)	$(8,008,604)	56.1%
Lotus Bakeries NV	(119)	(1,144,194)	8.0
Syensqo SA	(40,623)	(2,905,876)	20.4
		(12,058,674)
Canada
Onex Corp.	(17,826)	(1,262,147)	8.8
China
Wharf Holdings Ltd..	(234,000)	(587,784)	4.1
Denmark
Carlsberg AS, Class B	(45,328)	(6,176,105)	43.2
Coloplast A/S, Class B	(33,004)	(3,734,833)	26.2
Novonesis Novozymes B, Class B	(178,925)	(11,622,490)	81.4
Orsted AS	(96,965)	(3,858,525)	27.0
ROCKWOOL A/S	(102,642)	(4,685,624)	32.8
Zehnder Group AG	(8,196)	(579,671)	4.1
		(30,657,248)
Finland
Neste OYJ	(69,066)	(716,445)	5.0
France
Airbus SE	(5,448)	(924,474)	6.5
Cie Generale des Etablissements Michelin SCA	(191,036)	(6,985,373)	48.9
EssilorLuxottica SA	(103,548)	(29,837,665)	209.0
Eurazeo SE	(18,588)	(1,359,146)	9.5
Getlink SE	(76,798)	(1,458,257)	10.2
Legrand SA	(16,699)	(1,835,217)	12.8
Pernod Ricard SA	(14,968)	(1,622,463)	11.4
Sartorius Stedim Biotech	(29,144)	(6,877,719)	48.2
Vinci SA	(59,592)	(8,370,729)	58.6
		(59,271,043)
Germany
BASF SE	(75,457)	(3,853,548)	27.0
Bayerische Motoren Werke AG	(4,598)	(389,991)	2.7
Beiersdorf AG	(39,266)	(5,532,500)	38.8
Daimler Truck Holding AG	(117,052)	(4,702,737)	32.9
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	(31,485)	(21,554,929)	151.0
Nordex SE	(71,607)	(1,340,722)	9.4
Puma SE	(42,517)	(1,097,825)	7.7
		(38,472,252)
Hong Kong
Hang Seng Bank Ltd.	(71,900)	(1,003,636)	7.0
Hong Kong & China Gas Co., Inc.	(1,415,000)	(1,273,180)	8.9
MTR Corp. Ltd.	(1,261,500)	(4,355,110)	30.5
Sino Land Co., Inc.	(80,000)	(82,216)	0.6
		(6,714,142)
Italy
Davide Campari-Milano NV	(1,205,665)	(8,090,299)	56.7
DiaSorin SpA	(6,031)	(689,203)	4.8
Nexi SpA	(367,385)	(2,145,917)	15.0
Ryanair Holdings PLC	(226,023)	(5,380,365)	37.7
Telecom Italia SpA	(2,298,229)	(910,178)	6.4
		(17,215,962)
Japan
Nippon Building Fund, Inc.	(1,276)	(1,184,395)	8.3

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nippon Sanso Holdings Corp.	(14,600)	$(467,247)	3.3%
Rakus Co., Inc.	(37,900)	(575,883)	4.0
SG Holdings Co., Inc.	(69,000)	(726,546)	5.1
		(2,954,071)
Luxembourg
CVC Capital Partners PLC	(185,080)	(3,302,363)	23.1
Netherlands
Adyen NV	(2,104)	(3,404,720)	23.9
Akzo Nobel NV	(105,387)	(6,653,558)	46.6
IMCD NV	(28,585)	(3,801,252)	26.6
JDE Peet’s NV	(69,804)	(1,689,879)	11.8
Koninklijke Philips NV	(105,879)	(2,687,190)	18.8
		(18,236,599)
Norway
Equinor ASA	(250,239)	(5,664,316)	39.7
Gjensidige Forsikring ASA	(3,133)	(73,309)	0.5
Norsk Hydro ASA	(36,652)	(194,417)	1.4
		(5,932,042)
Portugal
Jeronimo Martins SGPS SA	(434,147)	(10,507,385)	73.6
Spain
Amadeus IT Group SA	(49,024)	(3,858,826)	27.0
EDP Renovaveis SA	(492,544)	(4,612,554)	32.3
Iberdrola SA	(229,395)	(4,135,041)	29.0
Redeia Corp SA	(151,676)	(3,180,689)	22.3
		(15,787,110)
Sweden
Beijer Ref AB	(37,398)	(570,445)	4.0
Security	Shares	Value	% of Basket Value
Sweden (continued)
Epiroc AB, Class A	(191,728)	$(4,147,979)	29.0%
Epiroc AB, Class B	(187,686)	(3,680,815)	25.8
Holmen AB	(15,566)	(615,464)	4.3
Lifco AB	(14,948)	(578,708)	4.1
Skandinaviska Enskilda Banken AB, Class A	(166,936)	(2,648,885)	18.5
		(12,242,296)
Switzerland
Cie Financiere Richemont SA, Registered Shares	(119,111)	(21,047,533)	147.4
United Kingdom
BT Group PLC	(1,605,702)	(3,726,763)	26.1
Bunzl PLC	(26,052)	(818,671)	5.7
DCC PLC	(47,454)	(3,101,492)	21.7
Howden Joinery Group PLC	(46,995)	(483,273)	3.4
JD Sports Fashion PLC	(2,717,112)	(2,860,591)	20.1
LondonMetric Property PLC	(2,186,459)	(5,609,820)	39.3
Marks & Spencer Group PLC	(143,186)	(744,072)	5.2
Spirax Group PLC	(20,669)	(1,629,048)	11.4
Wise PLC, Class A	(449,803)	(5,899,795)	41.3
		(24,873,525)
United States
International Paper Co. PA	(189,350)	(8,613,688)	60.3
Rights
Spain
EDP Renovaveis SA, (Expires 05/19/25, Strike Price EUR	(743,395)	(75,794)	0.5
Total Reference Entity — Short		(290,697,343)
Net Value of Reference Entity — UBS AG		$(14,278,507)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 90,322,626	$ (25,102,329)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 6,725,152	$ —	$ 185,246	$ —	$ 6,910,398
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	14,027,796	—	—	14,027,796
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	90,322,626	—	—	—	90,322,626
	$ —	$ —	$ 97,047,778	$ 14,027,796	$ 185,246	$ —	$ 111,260,820
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 7,593,737	$ —	$ 1,142,984	$ —	$ 8,736,721
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 3,703,099	$ —	$ —	$ 3,703,099
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	25,102,329	—	—	—	25,102,329
	$ —	$ —	$ 32,696,066	$ 3,703,099	$ 1,142,984	$ —	$ 37,542,149

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 13,071,648	$ —	$ (6,466,326)	$ —	$ 6,605,322
Forward foreign currency exchange contracts	—	—	—	(3,135,302)	—	—	(3,135,302)
Options purchased(a)	—	—	(984,365)	—	—	—	(984,365)
Options written	—	—	233,226	—	—	—	233,226
Swaps	—	—	267,000,360	—	—	—	267,000,360
	$ —	$ —	$ 279,320,869	$ (3,135,302)	$ (6,466,326)	$ —	$ 269,719,241
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,180,063)	$ —	$ (957,738)	$ —	$ (2,137,801)
Forward foreign currency exchange contracts	—	—	—	10,324,697	—	—	10,324,697
Swaps	—	—	73,237,947	—	—	—	73,237,947
	$ —	$ —	$ 72,057,884	$ 10,324,697	$ (957,738)	$ —	$ 81,424,843

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$442,442,814
Average notional value of contracts — short	277,097,144
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	91,329,433
Average amounts sold — in USD	126,773,680
Options:
Average value of option contracts purchased	145,031
Average value of option contracts written	23,625
Total return swaps:
Average notional value	68,145,058
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 2,101,545	$ 649,260

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 14,027,796	$ 3,703,099
Swaps — OTC(a)	90,322,626	25,102,329
Total derivative assets and liabilities in the Statements of Assets and Liabilities	106,451,967	29,454,688
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,101,545)	(649,260)
Total derivative assets and liabilities subject to an MNA	$ 104,350,422	$ 28,805,428

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 2,761,660	$ (2,733,609)	$ —	$ —	$ 28,051
Barclays Bank PLC	5,576,019	(2,013,573)	—	(3,562,446)	—
BNP Paribas SA	15,491,983	(277,046)	—	—	15,214,937
Citibank N.A.	6,103	(6,103)	—	—	—
Goldman Sachs Bank USA	15,781,944	(4,556,099)	—	—	11,225,845
Goldman Sachs International	2,097,782	(81,306)	—	(2,016,476)	—
HSBC Bank PLC	10,492,023	(5,923,493)	—	—	4,568,530
JPMorgan Chase Bank N.A.	181,047	(29,770)	—	(151,277)	—
Morgan Stanley & Co. International PLC	19,924,187	(3,651,050)	—	(3,320,000)	12,953,137
SG Americas Securities LLC	12,808,268	(9,427,866)	—	—	3,380,402
UBS AG	19,243,917	(57,861)	—	—	19,186,056
	$ 104,364,933	$ (28,757,776)	$ —	$ (9,050,199)	$ 66,556,958

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 2,733,609	$ (2,733,609)	$ —	$ —	$ —
Barclays Bank PLC	2,013,573	(2,013,573)	—	—	—
BNP Paribas SA	277,046	(277,046)	—	—	—
Citibank N.A.	68,266	(6,103)	—	—	62,163
Goldman Sachs Bank USA	4,556,099	(4,556,099)	—	—	—
Goldman Sachs International	81,306	(81,306)	—	—	—
HSBC Bank PLC	5,923,493	(5,923,493)	—	—	—
JPMorgan Chase Bank N.A.	29,770	(29,770)	—	—	—
Morgan Stanley & Co. International PLC	3,651,050	(3,651,050)	—	—	—
SG Americas Securities LLC	9,427,866	(9,427,866)	—	—	—
UBS AG	57,861	(57,861)	—	—	—
	$ 28,819,939	$ (28,757,776)	$ —	$ —	$ 62,163

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$ —	$ 9,099,001	$ —	$ 9,099,001
United States	65,317,971	—	—	65,317,971
Preferred Securities
Preferred Stocks	—	—	2,142,299	2,142,299
U.S. Treasury Obligations	—	298,125,038	—	298,125,038
Short-Term Securities
Money Market Funds	14,564,679	—	—	14,564,679
U.S. Treasury Obligations	—	4,371,011,087	—	4,371,011,087
	$ 79,882,650	$ 4,678,235,126	$ 2,142,299	$ 4,760,260,075
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,762,631	$ 94,299,658	$ —	$ 97,062,289
Foreign Currency Exchange Contracts	—	14,027,796	—	14,027,796
Interest Rate Contracts	185,246	—	—	185,246
Liabilities
Equity Contracts	(633,491)	(32,077,086)	—	(32,710,577)
Foreign Currency Exchange Contracts	—	(3,703,099)	—	(3,703,099)
Interest Rate Contracts	(1,142,984)	—	—	(1,142,984)
	$ 1,171,402	$ 72,547,269	$ —	$ 73,718,671

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
April 30, 2025

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 40,680,969	$ 4,745,695,396
Investments, at value — affiliated(c)	134,582,003	14,564,679
Cash	—	9,545,406
Cash pledged:
Collateral — OTC derivatives	—	36,637,620
Futures contracts	6,492,999	52,284,000
Foreign currency, at value(d)	4,692,271	13,959,517
Receivables:
Investments sold	3,647,988	—
Securities lending income — affiliated	29	—
Swaps	—	1,428,253,131
Capital shares sold	238	34,734,568
Dividends — unaffiliated	303,214	78,207
Dividends — affiliated	68,964	32,775
Interest — unaffiliated	—	375,268
Variation margin on futures contracts	295,747	2,101,545
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	14,027,796
OTC swaps	—	90,322,626
Prepaid expenses	34,742	115,858
Total assets	190,799,164	6,442,728,392
LIABILITIES
Due to custodian	4,770,852	—
Cash received as collateral for OTC derivatives	—	29,770,000
Collateral on securities loaned	229,214	—
Payables:
Investments purchased	—	310,754,614
Swaps	—	1,270,383,885
Accounting services fees	16,023	179,489
Administration fees	—	145,825
Capital shares redeemed	139,842,429	17,615,484
Custodian fees	60,040	284,158
Deferred foreign capital gain tax	71,729	—
Dividends on short sales	1,809	—
Foreign taxes	2,506	—
Investment advisory fees	72,170	4,340,274
Trustees’ and Officer’s fees	1,778	2,678
Other accrued expenses	39,384	33,814
Professional fees	84,522	111,093
Service and distribution fees	1,098	77,617
Transfer agent fees	3,680	538,332
Variation margin on futures contracts	—	649,260
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
April 30, 2025
	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ —	$ 3,703,099
OTC swaps	—	25,102,329
Total liabilities	145,197,234	1,663,691,951
Commitments and contingent liabilities
NET ASSETS	$ 45,601,930	$ 4,779,036,441
NET ASSETS CONSIST OF
Paid-in capital	$ 80,205,494	$ 4,466,176,912
Accumulated earnings (loss)	(34,603,564)	312,859,529
NET ASSETS	$ 45,601,930	$ 4,779,036,441
(a) Investments, at cost—unaffiliated	$33,776,353	$4,717,935,097
(b) Securities loaned, at value	$146,827	$—
(c) Investments, at cost—affiliated	$134,581,984	$14,564,679
(d) Foreign currency, at cost	$4,691,621	$15,092,181

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
April 30, 2025

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
NET ASSET VALUE
Institutional
Net assets	$ 4,752,553	$ 3,748,126,443
Shares outstanding	466,617	259,601,752
Net asset value	$ 10.19	$ 14.44
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor A
Net assets	$ 3,380,137	$ 339,097,608
Shares outstanding	338,760	23,998,811
Net asset value	$ 9.98	$ 14.13
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor C
Net assets	$ 558,268	$ 14,264,909
Shares outstanding	59,201	1,099,152
Net asset value	$ 9.43	$ 12.98
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Class K
Net assets	$ 36,910,972	$ 677,547,481
Shares outstanding	3,629,148	46,755,312
Net asset value	$ 10.17	$ 14.49
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended April 30, 2025

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
INVESTMENT INCOME
Dividends — unaffiliated	$3,746,784	$881,349
Dividends — affiliated	327,182	461,462
Interest — unaffiliated	6,881	126,030,000
Securities lending income — affiliated — net	455	—
Foreign taxes withheld	(415,910)	—
Total investment income	3,665,392	127,372,811
EXPENSES
Investment advisory	891,252	33,900,911
Custodian	124,992	393,310
Professional	114,324	176,066
Registration	64,524	357,033
Administration	47,348	1,075,172
Printing and postage	44,070	57,174
Accounting services	27,879	332,576
Administration — class specific	22,281	565,123
Transfer agent — class specific	17,614	2,653,125
Service and distribution — class specific	15,655	679,442
Trustees and Officer	8,048	29,166
Miscellaneous	18,565	97,951
Total expenses excluding interest expense	1,396,552	40,317,049
Interest expense — unaffiliated	—	74,949
Total expenses	1,396,552	40,391,998
Less:
Administration fees waived	(47,348)	—
Administration fees waived by the Manager — class specific	(22,281)	(527,629)
Fees waived and/or reimbursed by the Manager	(396,233)	(366,358)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(11,440)	(1,067,500)
Total expenses after fees waived and/or reimbursed	919,250	38,430,511
Net investment income	2,746,142	88,942,300
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(2,107,458)	5,455,338
Investments — affiliated	(28)	—
Forward foreign currency exchange contracts	—	(3,135,302)
Foreign currency transactions	(199,917)	(1,063,743)
Futures contracts	(293,369)	6,605,322
Options written	—	233,226
Swaps	—	267,000,360
	(2,600,772)	275,095,201
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	1,273,595	17,138,889
Investments — affiliated	19	—
Forward foreign currency exchange contracts	—	10,324,697
Foreign currency translations	9,343	(1,176,678)
Futures contracts	1,696,445	(2,137,801)
Swaps	—	73,237,947
	2,979,402	97,387,054
Net realized and unrealized gain	378,630	372,482,255
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,124,772	$461,424,555
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(278,674)	$—
(b) Net of reduction in deferred foreign capital gain tax of	$156,453	$—
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Equity Market Neutral Fund
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,746,142	$1,818,943	$88,942,300	$38,470,485
Net realized gain (loss)	(2,600,772)	343,558	275,095,201	198,304,324
Net change in unrealized appreciation (depreciation)	2,979,402	5,076,966	97,387,054	1,535,786
Net increase in net assets resulting from operations	3,124,772	7,239,467	461,424,555	238,310,595
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(121,001)	(111,738)	(245,288,129)	(62,401,555)
Investor A	(84,633)	(74,639)	(24,168,230)	(1,876,567)
Investor C	(8,427)	(7,037)	(1,361,145)	(566,373)
Class K	(1,947,845)	(1,535,767)	(29,600,803)	(12,296,861)
Decrease in net assets resulting from distributions to shareholders	(2,161,906)	(1,729,181)	(300,418,307)	(77,141,356)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(46,585,849)	1,078,587	2,771,062,032	969,630,326
NET ASSETS
Total increase (decrease) in net assets	(45,622,983)	6,588,873	2,932,068,280	1,130,799,565
Beginning of year	91,224,913	84,636,040	1,846,968,161	716,168,596
End of year	$45,601,930	$91,224,913	$4,779,036,441	$1,846,968,161

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$9.90	$9.29	$10.11	$13.24	$8.85
Net investment income(a)	0.25	0.20	0.28	0.20	0.15
Net realized and unrealized gain (loss)	0.28	0.60	(0.75)	(3.17)	4.43
Net increase (decrease) from investment operations	0.53	0.80	(0.47)	(2.97)	4.58
Distributions from net investment income(b)	(0.24)	(0.19)	(0.35)	(0.16)	(0.19)
Net asset value, end of year	$10.19	$9.90	$9.29	$10.11	$13.24
Total Return(c)
Based on net asset value	5.32%	8.76%	(4.57)%	(22.62)%	52.00%
Ratios to Average Net Assets(d)
Total expenses	1.35%	1.43%	1.48%	1.19%	1.40%
Total expenses after fees waived and/or reimbursed	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.43%	2.14%	3.00%	1.62%	1.29%
Supplemental Data
Net assets, end of year (000)	$4,753	$5,598	$6,362	$9,583	$17,216
Portfolio turnover rate	274%	162%	159%	183%	180%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$9.70	$9.11	$9.93	$13.00	$8.69
Net investment income(a)	0.21	0.17	0.23	0.15	0.11
Net realized and unrealized gain (loss)	0.28	0.58	(0.72)	(3.09)	4.36
Net increase (decrease) from investment operations	0.49	0.75	(0.49)	(2.94)	4.47
Distributions from net investment income(b)	(0.21)	(0.16)	(0.33)	(0.13)	(0.16)
Net asset value, end of year	$9.98	$9.70	$9.11	$9.93	$13.00
Total Return(c)
Based on net asset value	5.01%	8.38%	(4.84)%	(22.83)%	51.62%
Ratios to Average Net Assets(d)
Total expenses	1.70%	1.77%	1.87%	1.52%	1.74%
Total expenses after fees waived and/or reimbursed	1.15%	1.15%	1.15%	1.15%	1.14%
Net investment income	2.12%	1.81%	2.54%	1.29%	0.98%
Supplemental Data
Net assets, end of year (000)	$3,380	$4,256	$4,428	$5,246	$7,125
Portfolio turnover rate	274%	162%	159%	183%	180%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$9.18	$8.65	$9.46	$12.36	$8.29
Net investment income(a)	0.13	0.09	0.15	0.07	0.04
Net realized and unrealized gain (loss)	0.26	0.55	(0.68)	(2.96)	4.14
Net increase (decrease) from investment operations	0.39	0.64	(0.53)	(2.89)	4.18
Distributions from net investment income(b)	(0.14)	(0.11)	(0.28)	(0.01)	(0.11)
Net asset value, end of year	$9.43	$9.18	$8.65	$9.46	$12.36
Total Return(c)
Based on net asset value	4.22%	7.53%	(5.51)%	(23.40)%	50.49%
Ratios to Average Net Assets(d)
Total expenses	2.47%	2.58%	2.75%	2.43%	2.56%
Total expenses after fees waived and/or reimbursed	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income	1.35%	1.05%	1.72%	0.61%	0.43%
Supplemental Data
Net assets, end of year (000)	$558	$562	$430	$282	$550
Portfolio turnover rate	274%	162%	159%	183%	180%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$9.90	$9.29	$10.11	$13.24	$8.84
Net investment income(a)	0.26	0.20	0.29	0.20	0.16
Net realized and unrealized gain (loss)	0.25	0.60	(0.76)	(3.16)	4.43
Net increase (decrease) from investment operations	0.51	0.80	(0.47)	(2.96)	4.59
Distributions from net investment income(b)	(0.24)	(0.19)	(0.35)	(0.17)	(0.19)
Net asset value, end of year	$10.17	$9.90	$9.29	$10.11	$13.24
Total Return(c)
Based on net asset value	5.15%	8.80%	(4.53)%	(22.59)%	52.19%
Ratios to Average Net Assets(d)
Total expenses	1.23%	1.34%	1.38%	1.13%	1.36%
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.50%	2.13%	3.07%	1.63%	1.36%
Supplemental Data
Net assets, end of year (000)	$36,911	$80,809	$73,416	$126,023	$150,108
Portfolio turnover rate	274%	162%	159%	183%	180%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$14.02	$12.19	$11.49	$11.98	$11.42
Net investment income (loss)(a)	0.45	0.47	0.14	(0.15)	(0.17)
Net realized and unrealized gain (loss)	1.76	2.30	0.56	(0.20)	0.76
Net increase (decrease) from investment operations	2.21	2.77	0.70	(0.35)	0.59
Distributions(b)
From net investment income	(1.79)	(0.94)	—	—	—
From net realized gain	—	—	—	(0.14)	(0.03)
Total distributions	(1.79)	(0.94)	—	(0.14)	(0.03)
Net asset value, end of year	$14.44	$14.02	$12.19	$11.49	$11.98
Total Return(c)
Based on net asset value	16.96%	23.64%	6.09%	(2.94)%(d)	5.21%(e)
Ratios to Average Net Assets(f)
Total expenses	1.42%	1.54%	1.57%	1.58%	1.82%
Total expenses after fees waived and/or reimbursed	1.34%	1.34%	1.34%	1.36%	1.57%
Net investment income (loss)	3.22%	3.61%	1.24%	(1.29)%	(1.49)%
Supplemental Data
Net assets, end of year (000)	$3,748,126	$1,502,122	$565,027	$565,502	$459,420
Portfolio turnover rate(g)	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes payments from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 5.12%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$13.77	$11.96	$11.30	$11.82	$11.27
Net investment income (loss)(a)	0.41	0.27	0.11	(0.18)	(0.20)
Net realized and unrealized gain (loss)	1.72	2.43	0.55	(0.20)	0.75
Net increase (decrease) from investment operations	2.13	2.70	0.66	(0.38)	0.55
Distributions(b)
From net investment income	(1.77)	(0.89)	—	—	—
From net realized gain	—	—	—	(0.14)	(0.00)(c)
Total distributions	(1.77)	(0.89)	—	(0.14)	(0.00)
Net asset value, end of year	$14.13	$13.77	$11.96	$11.30	$11.82
Total Return(d)
Based on net asset value	16.66%	23.42%	5.84%	(3.23)%(e)	4.92%(f)
Ratios to Average Net Assets(g)
Total expenses	1.70%	1.79%	1.83%	1.86%	2.07%
Total expenses after fees waived and/or reimbursed	1.59%	1.59%	1.59%	1.61%	1.82%
Net investment income (loss)	2.97%	2.09%	1.00%	(1.54)%	(1.75)%
Supplemental Data
Net assets, end of year (000)	$339,098	$118,392	$22,462	$25,229	$23,390
Portfolio turnover rate(h)	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.83%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$12.77	$11.18	$10.64	$11.22	$10.77
Net investment income (loss)(a)	0.35	0.34	0.03	(0.25)	(0.27)
Net realized and unrealized gain (loss)	1.53	2.07	0.51	(0.19)	0.72
Net increase (decrease) from investment operations	1.88	2.41	0.54	(0.44)	0.45
Distributions(b)
From net investment income	(1.67)	(0.82)	—	—	—
From net realized gain	—	—	—	(0.14)	—
Total distributions	(1.67)	(0.82)	—	(0.14)	—
Net asset value, end of year	$12.98	$12.77	$11.18	$10.64	$11.22
Total Return(c)
Based on net asset value	15.87%	22.35%	5.08%	(3.95)%(d)	4.18%(e)
Ratios to Average Net Assets(f)
Total expenses	2.37%	2.51%	2.63%	2.64%	2.86%
Total expenses after fees waived and/or reimbursed	2.34%	2.34%	2.34%	2.36%	2.57%
Net investment income (loss)	2.79%	2.88%	0.25%	(2.30)%	(2.44)%
Supplemental Data
Net assets, end of year (000)	$14,265	$9,786	$5,281	$4,386	$6,817
Portfolio turnover rate(g)	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.09%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$14.06	$12.23	$11.52	$12.00	$11.44
Net investment income (loss)(a)	0.40	0.50	0.19	(0.14)	(0.25)
Net realized and unrealized gain (loss)	1.83	2.28	0.52	(0.20)	0.85
Net increase (decrease) from investment operations	2.23	2.78	0.71	(0.34)	0.60
Distributions(b)
From net investment income	(1.80)	(0.95)	—	—	—
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions	(1.80)	(0.95)	—	(0.14)	(0.04)
Net asset value, end of year	$14.49	$14.06	$12.23	$11.52	$12.00
Total Return(c)
Based on net asset value	17.03%	23.66%	6.16%	(2.85)%(d)	5.24%(d)
Ratios to Average Net Assets(e)
Total expenses	1.31%	1.44%	1.48%	1.51%	1.77%
Total expenses after fees waived and/or reimbursed	1.29%	1.29%	1.29%	1.31%	1.52%
Net investment income (loss)	2.83%	3.89%	1.59%	(1.24)%	(2.07)%
Supplemental Data
Net assets, end of year (000)	$677,547	$216,669	$123,399	$7,080	$5,151
Portfolio turnover rate(f)	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Equity Market Neutral Fund	Global Equity Market Neutral	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage Emerging Markets
J.P. Morgan Securities LLC	$ 39,291	$ (39,291)	$ —	$ —
SG Americas Securities LLC	107,536	(107,536)	—	—
	$ 146,827	$ (146,827)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements

Notes to Financial Statements  (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral
First $1 billion	0.80%	1.25%
$1 billion — $3 billion	0.75	1.18
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral
$3 billion — $5 billion	0.72%	1.13%
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06
With respect to Global Equity Market Neutral, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Equity Market Neutral to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$ 9,894	$ 5,761	$ 15,655
Global Equity Market Neutral	566,488	112,954	679,442
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended April 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 1,046	$ 791	$ 115	$ 20,329	$ 22,281
Global Equity Market Neutral	448,049	45,319	2,259	69,496	565,123
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 183	$ 845	$ 136	$ 275	$ 1,439
Global Equity Market Neutral	4,241	1,383	331	554	6,509

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 5,365	$ 8,217	$ 1,294	$ 2,738	$ 17,614
Global Equity Market Neutral	2,318,933	323,161	6,499	4,532	2,653,125
Other Fees:  For the year ended April 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Advantage Emerging Markets	$ 393
Global Equity Market Neutral	12,664
For the year ended April 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Advantage Emerging Markets	$ —	$ 200
Global Equity Market Neutral	1,483	9,524
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 5,160
Global Equity Market Neutral	7,453
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses (“expense limitation”) through June 30, 2026. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01
With respect to Global Equity Market Neutral, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Global Equity Market Neutral
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 391,073
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Manager
Global Equity Market Neutral	$ 358,905

Fund Name	Administration Fees Waived
Advantage Emerging Markets	$ 47,348
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statements of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 1,046	$ 791	$ 115	$ 20,329	$ 22,281
Global Equity Market Neutral	448,049	45,319	1,560	32,701	527,629

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 3,273	$ 4,655	$ 776	$ 2,736	$ 11,440
Global Equity Market Neutral	888,189	177,393	271	1,647	1,067,500
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Advantage Emerging Markets	$ 97
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended April 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Emerging Markets	$3,684,835	$4,000,004	$(327,065)
Global Equity Market Neutral	52,326,680	52,326,680	—
7.
 PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Advantage Emerging Markets	$ —	$ —	$ 264,877,376	$ 310,080,895
Global Equity Market Neutral	344,373,315	54,715,000	31,304,897	51,623,850
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
Advantage Emerging Markets
Ordinary income	$ 2,161,906	$ 1,729,181
Global Equity Market Neutral
Ordinary income	$ 300,418,307	$ 77,141,356
As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Advantage Emerging Markets	$ 1,463,874	$ (38,699,125)	$ 2,631,687	$ (34,603,564)
Global Equity Market Neutral	292,742,169	—	20,117,360	312,859,529

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements, the characterization of corporate actions and the realization for tax purposes of unrealized gains on constructive sales.

During the year ended April 30, 2025, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
Global Equity Market Neutral	$ 6,454,537
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Emerging Markets	$ 172,591,281	$ 7,538,981	$ (4,840,239)	$ 2,698,742
Global Equity Market Neutral	4,732,500,560	794,751,786	(773,487,980)	21,263,806
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets
Institutional
Shares sold	17,424	$ 181,690	160,440	$ 1,504,678
Shares issued in reinvestment of distributions	11,731	120,708	11,924	111,037
Shares redeemed	(128,106)	(1,299,483)	(291,314)	(2,727,003)
	(98,951)	$ (997,085)	(118,950)	$ (1,111,288)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets (continued)
Investor A
Shares sold and automatic conversion of shares	46,131	$ 480,989	16,326	$ 150,304
Shares issued in reinvestment of distributions	8,314	83,881	8,086	73,733
Shares redeemed	(154,389)	(1,556,148)	(71,668)	(664,639)
	(99,944)	$ (991,278)	(47,256)	$ (440,602)
Investor C
Shares sold	7,575	$ 72,889	15,335	$ 130,898
Shares issued in reinvestment of distributions	882	8,427	812	7,037
Shares redeemed and automatic conversion of shares	(10,421)	(100,275)	(4,683)	(41,770)
	(1,964)	$ (18,959)	11,464	$ 96,165
Class K
Shares sold	9,512,774	$ 98,615,757	357,504	$ 3,394,062
Shares issued in reinvestment of distributions	189,284	1,947,828	165,239	1,535,767
Shares redeemed	(14,235,861)	(145,142,112)	(258,564)	(2,395,517)
	(4,533,803)	$ (44,578,527)	264,179	$ 2,534,312
	(4,734,662)	$ (46,585,849)	109,437	$ 1,078,587

	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral
Institutional
Shares sold	199,022,323	$ 2,779,255,266	89,868,197	$ 1,183,723,613
Shares issued in reinvestment of distributions	15,230,424	207,511,498	3,860,172	48,746,374
Shares redeemed	(61,818,882)	(861,867,245)	(32,923,949)	(426,006,298)
	152,433,865	$ 2,124,899,519	60,804,420	$ 806,463,689
Investor A
Shares sold and automatic conversion of shares	15,346,476	$ 208,878,186	7,889,248	$ 106,689,999
Shares issued in reinvestment of distributions	1,794,809	23,968,007	144,097	1,788,531
Shares redeemed	(1,743,007)	(23,787,568)	(1,310,381)	(16,438,705)
	15,398,278	$ 209,058,625	6,722,964	$ 92,039,825
Investor C
Shares sold	450,866	$ 5,664,178	414,956	$ 4,778,122
Shares issued in reinvestment of distributions	110,469	1,361,145	48,999	566,373
Shares redeemed and automatic conversion of shares	(228,207)	(2,867,206)	(170,331)	(1,981,485)
	333,128	$ 4,158,117	293,624	$ 3,363,010
Class K
Shares sold	36,592,409	$ 505,709,433	7,156,848	$ 91,515,973
Shares issued in reinvestment of distributions	525,446	7,185,430	183,985	2,331,425
Shares redeemed	(5,771,944)	(79,949,092)	(2,023,828)	(26,083,596)
	31,345,911	$ 432,945,771	5,317,005	$ 67,763,802
	199,511,182	$ 2,771,062,032	73,138,013	$ 969,630,326
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Advantage Emerging Markets Fund and BlackRock Global Equity Market Neutral Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Emerging Markets Fund and BlackRock Global Equity Market Neutral Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 26, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Dividend Income
Advantage Emerging Markets	$ 1,707,077
Global Equity Market Neutral	873,421
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Business Income
Global Equity Market Neutral	$ 6,353
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
Advantage Emerging Markets	$ 123,637
Global Equity Market Neutral	114,865,807
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Global Equity Market Neutral	0.20%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
Advantage Emerging Markets	$ 254,459
Global Equity Market Neutral	116,066,917
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends
Advantage Emerging Markets	$ 249,217
Global Equity Market Neutral	116,121,616

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For Global Equity Market Neutral.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDI	CREST Depository Interest
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
ST	Special Tax
TA	Tax Allocation
UT	Unlimited Tax
Glossary of Terms Used in these Financial Statements

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 25, 2025

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